As filed with the Securities and Exchange Commission on July 2, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
 (Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: April 30, 2014
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders.
The following are copies of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Neuberger Berman
Income Funds

Institutional Class Shares
Class A Shares
Class C Shares

Emerging Markets Debt Fund
(Formerly Emerging Markets Income Fund)

Semi-Annual Report

April 30, 2014

Contents

PRESIDENT'S LETTER	1
PORTFOLIO COMMENTARY	2
FUND EXPENSE INFORMATION	7
SCHEDULE OF INVESTMENTS	9
FINANCIAL STATEMENTS	23
FINANCIAL HIGHLIGHTS (ALL CLASSES)/ PER SHARE DATA	45
Directory	48
Proxy Voting Policies and Procedures	49
Quarterly Portfolio Schedule	49

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund name in this piece are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for the Neuberger Berman Emerging Markets Debt Fund (formerly Neuberger Berman Emerging Markets Income Fund). The report includes a portfolio commentary, a listing of the Fund's investments and its unaudited financial statements for the six months ended April 30, 2014.

The Fund is managed by Rob Drijkoningen and Gorky Urquieta, the co-heads of Neuberger Berman's Emerging Markets Debt team, along with five other portfolio managers. The Emerging Markets Debt Fund takes a flexible, research-driven approach to investing in a full spectrum of emerging markets corporate and sovereign/quasi-sovereign debt securities, denominated in both local and hard currencies (currencies issued by developed countries, such as the U.S. dollar or the euro). The portfolio managers employ both top-down and bottom-up methodologies to gauge macroeconomic risks while identifying what they believe are sound credits that provide favorable risk/return dynamics.

Turning our attention to the overall emerging markets debt market, in our view emerging markets (EM) have delivered decent gains during the six-month period. In particular, the markets experienced returns of around 3.75% in hard currency sovereign bonds, which have performed better than local currency bonds and some other fixed income asset classes, such as U.S. Treasuries and U.S. investment grade credit.

Most of the positive performance in EM occurred during the second half of the reporting period. Starting in February, EM local debt began outperforming EM hard currency debt, driven by both yields and foreign exchange rates. This turn in performance was supported by better valuations in EM and much lighter investor volume. The fears of further capital outflows present since the middle of last year did not materialize. While retail investors seemed to continue selling the asset class during the reporting period, institutional investors continued to invest.

Several themes played a role during the period. The first theme was one of interest rate hikes, which helped to improve current accounts and removed some risks of capital outflows. Secondly, political risk was relatively heavy, driven by electoral calendars and conflicts in Thailand, Turkey and, more recently, Russia/Ukraine. Emerging markets have also been hostage to investor sentiment around fears of defaults in Chinese wealth management products, compounded by a slowdown in Chinese growth. The recent rally has been supported by the removal of some of these risks as well as lower U.S. Treasury yields.

Looking ahead, we anticipate emerging markets will benefit should better economic growth continue in developed markets in conjunction with some unwind of U.S. liquidity. We think valuations in yields, spreads and currencies are still attractive after the recent rally, especially when compared to the developed markets. The composition of growth in emerging markets has improved, with a reduced reliance on domestically generated growth. The election cycle hasn't run its course yet, but in some countries the outcome could generate a more positive reform momentum, thus improving the fundamental outlook. The current environment is not without risks, however, and requires us to be tactical and proactively adjust the portfolio as we feel appropriate given evolving conditions in our broad universe.

Sincerely,

ROBERT CONTI
PRESIDENT AND CEO
NEUBERGER BERMAN MUTUAL FUNDS

1

Emerging Markets Debt Fund Commentary*

Neuberger Berman Emerging Markets Debt Fund (formerly Neuberger Berman Emerging Markets Income Fund) Institutional Class generated a 1.26% total return for the six months ended April 30, 2014 and outperformed its benchmark, a blend consisting of 25% J.P. Morgan Emerging Markets Bond Index Global Diversified, 25% J.P. Morgan Corporate Emerging Markets Bond Index Diversified and 50% J.P. Morgan Government Bond Index-Emerging Markets Global Diversified, which provided a 1.04% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The main sources of outperformance came from top down and bottom up allocations in hard currency sovereign bonds and corporate bonds, while bottom up allocations in local currency detracted from performance. Tactically, we were overweighted in hard currency versus local currency between the end of November and February and rotated to an underweight in corporates versus sovereigns in February. We had also partially hedged our U.S. duration exposure as of February, which also contributed to performance.

At the country level, some of the largest contributors to performance were local currency positions in Thailand, Turkey and Colombia, as well as exposure to high yielding hard currency sovereign bonds in Venezuela and Cote D'Ivoire. Bolivia, a mid-range credit country, also contributed to performance. In Thailand, we remained overweighted in local interest rates on the back of slowing economic growth ignited by an unstable political environment. In Turkey, the outperformance came from an underweight position in rates between November and January and from an overweight position started in late January. In Colombia, the Fund benefited from J.P. Morgan's announcement that it will increase country's weight in the GBI-EM Global Diversified Index. In hard currency, we added to Venezuela following the December regional elections as we anticipated an increased chance that the government would devalue the currency once the electoral political constraints were behind, allowing for a much needed rebalancing of rapidly deteriorating external accounts. We also added to Argentina in March, on a view that the government was finally deploying corrective macroeconomic measures that could potentially help avoid an economic crisis before next year's elections.

Positions in CEMEEA (Central and Eastern Europe, Middle East and Africa) were the most significant detractors from performance, mostly due to repositioning around January as we reduced our allocation to South African and Polish rates. In South Africa, we also lost on an overweight in the South African rand, which we entered after the unexpected rate hike by the central bank. Positions in Russia have performed poorly as both hard and local markets were affected by the Russia-Ukraine crisis. However, our underweight exposure to Russia helped us avoid underperformance in the hard currency space.

Going forward, we remain positive on both sovereign and local debt as we see fundamentals supported by solid public sector balance sheets in most EM countries. We remain less constructive on corporate debt, where we see marginal fundamental deterioration on the back of lower earnings growth due to slower domestic demand and increasing leverage. Additionally, the low supply of hard currency sovereign debt remains supportive for this sub-asset class, while high net supply of corporate paper is a source of vulnerability.

We find valuations to be attractive both relative to fundamentals and relative to other fixed income asset classes. We believe the economic recovery in developed markets will continue and should help improve the growth prospects of emerging markets, and we finally see some recovery on the export front, for example. However, the data from China are less supportive as we continue to see a slowdown in investments and sluggish consumer demand. Additionally, sentiment in China's property market has deteriorated rapidly and we think that the government will tolerate some correction. We remain cautious over the Chinese property sector outlook and have reduced some of our exposure in the sector accordingly.

2

While we continue to like hard currency sovereigns, we have a slight preference for local currency bonds given their higher risk premium and positive curve. We remain underweighted in corporate debt. We are less constructive on EM currencies as we need to see confirmation of better growth in the underlying economies, and therefore prefer to position the portfolio's EM currency exposure more opportunistically while exploiting relative value opportunities.

Sincerely,

ROB DRIJKONINGEN, GORKY URQUIETA, BART VAN DER MADE, RAOUL LUTTIK,
JENNIFER GORGOLL, VERA KARTSEVA AND NISH POPAT
PORTFOLIO CO-MANAGERS

*  Effective June 2, 2014, Neuberger Berman Emerging Markets Income Fund changed its name to Neuberger Berman Emerging Markets Debt Fund.

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

3

Emerging Markets Debt Fund

TICKER SYMBOLS

Institutional Class	NERIX
Class A	NERAX
Class C	NERCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Corporate Debt Securities	24.3%
Government Securities	67.1
Short-Term Investments	7.7
Cash, receivables and other assets, less liabilities	0.9
Total	100.0%

PERFORMANCE HIGHLIGHTS3

	Inception Date	Six Month Period Ended 04/30/2014	Cumulative Total Return Ended 04/30/2014 Life of Fund
At NAV
Institutional Class	09/27/2013	1.26%	3.65%
Class A	09/27/2013	1.08%	3.43%
Class C	09/27/2013	0.70%	2.98%
With Sales Charge
Class A		-3.19%	-0.93%
Class C		-0.28%	1.98%
Index
Blended Benchmark*[1,2]		1.04%	3.28%

*  Blended benchmark is composed of 50% J.P. Morgan Government Bond Index (GBI) — Emerging Markets Global Diversified, 25% J.P. Morgan Emerging Markets Bond Index (EMBI) — Global Diversified, and 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) — Diversified, and is rebalanced monthly.

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 5.56%, 4.94%, and 4.38% for Institutional Class, Class A and Class C shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 5.38%, 2.00% and 0.95% for Institutional Class, Class A and Class C shares, respectively.

As stated in the Fund's most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2014 were 1.47%, 1.86% and 2.61% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.90%, 1.27% and 2.02% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

4

Endnotes

1  Please see "Glossary of Indices" on page 6 for a description of indices. Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Management LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and may not invest in all securities included in a described index.

2  The date used to calculate Life of Fund performance for the index is September 27, 2013.

3  Effective June 2, 2014, Neuberger Berman Emerging Markets Income Fund changed its name to Neuberger Berman Emerging Markets Debt Fund.

For more complete information on any of the Neuberger Berman Income Funds, call Neuberger Berman Management LLC at (800) 877-9700, or visit our website at www.nb.com.

5

Glossary of Indices

Blended benchmark is composed of 50% J.P. Morgan GBI — Emerging Markets Global Diversified, 25% J.P. Morgan EMBI — Global Diversified, and 25% J.P. Morgan CEMBI — Diversified, and is rebalanced monthly.

J.P. Morgan Government Bond Index (GBI) — Emerging Markets Global Diversified

The index tracks the performance of local currency denominated bonds issued by emerging market governments, including emerging market countries from Asia, Europe, Latin America and the Middle East/Africa. The Global version of the index includes only countries that are accessible by most of the international investor base, while countries with explicit capital controls are excluded. The Diversified version of the index is market capitalization-weighted, with a maximum weight to a country capped at 10%.

J.P. Morgan Emerging Markets Bond Index (EMBI) — Global Diversified

The index tracks the performance of U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities (Brady bonds, loans and Eurobonds), including emerging market countries from Asia, Europe, Latin America and the Middle East/Africa. The Global version of the index captures a broad, comprehensive universe of emerging market issues. The Diversified version of the index is market capitalization-weighted and limits the weights of those index countries with larger debt stocks by including only specified portions of those countries' eligible current face amounts of debt outstanding.

J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) — Diversified

The index tracks the performance of U.S. dollar-denominated corporate emerging market bonds, including emerging market countries from Asia, Europe, Latin America and the Middle East/Africa. The Diversified version of the index is market capitalization-weighted and limits the weights of those index countries with larger corporate debt stocks by including only specified portions of those countries' eligible current face amounts of debt outstanding.

6

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2014 and held for the entire period. The table illustrates the Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

7

Expense Information as of 4/30/14 (Unaudited)

Neuberger Berman Income Funds
	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)(2)
	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During the Period(1) 11/1/13 - 4/30/14	Expense Ratio	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During the Period(1) 11/1/13 - 4/30/14	Expense Ratio
Neuberger Berman Emerging Markets Debt Fund(3)
Institutional Class	$1,000.00	$1,012.60	$4.54	0.91%	$1,000.00	$1,020.28	$4.56	0.91%
Class A	$1,000.00	$1,010.80	$6.38	1.28%	$1,000.00	$1,018.45	$6.41	1.28%
Class C	$1,000.00	$1,007.00	$10.05	2.02%	$1,000.00	$1,014.78	$10.09	2.02%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), unless otherwise indicated.

(2)  Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

(3)  Effective June 2, 2014. Formerly, Neuberger Berman Emerging Markets Income Fund through June 1, 2014.

8

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited)

PRINCIPAL AMOUNT[a]		VALUE†
(000's omitted)		(000's omitted)[z]
Corporate Debt Securities (24.3%)
Barbados (0.4%)
$543	Columbus Int'l, Inc., Guaranteed Notes, 7.38%, due 3/30/21	$567	ñ@
Brazil (2.3%)
205	Braskem Finance Ltd., Guaranteed Notes, 5.75%, due 4/15/21	210
325	Gerdau Holdings, Inc., Guaranteed Notes, 7.00%, due 1/20/20	366
321	GTL Trade Finance, Inc., Guaranteed Notes, 7.25%, due 4/16/44	326	ñ
200	Hypermarcas SA, Senior Unsecured Notes, 6.50%, due 4/20/21	216
200	JBS Investments GmbH, Guaranteed Notes, 7.75%, due 10/28/20	213	ñ
200	JBS Investments GmbH, Guaranteed Notes, 7.25%, due 4/3/24	203	ñ
250	Marfrig Holding Europe BV, Guaranteed Notes, 8.38%, due 5/9/18	251
110	Marfrig Overseas Ltd., Guaranteed Notes, 9.50%, due 5/4/20	112	ñ
400	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	411
200	Minerva Luxembourg SA, Guaranteed Notes, 7.75%, due 1/31/23	206	ñ
120	Odebrecht Finance Ltd., Guaranteed Notes, 7.50%, due 9/14/15	123	ñ
100	Odebrecht Finance Ltd., Guaranteed Notes, 7.50%, due 9/14/15	103
200	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	203	ñ
170	Suzano Trading Ltd., Guaranteed Notes, 5.88%, due 1/23/21	173
100	Vale Overseas Ltd., Unsecured Guaranteed Notes, 8.25%, due 1/17/34	124
		3,240
Chile (0.4%)
167	Empresa Nacional de Electricidad SA, Senior Unsecured Notes, 4.25%, due 4/15/24	167
200	GeoPark Latin America Ltd. Agencia en Chile, Senior Secured Notes, 7.50%, due 2/11/20	210
200	VTR Finance BV, Senior Secured Notes, 6.88%, due 1/15/24	209	ñ
		586
China (2.9%)
190	China Overseas Finance Cayman II Ltd., Guaranteed Notes, 5.50%, due 11/10/20	198
400	China Overseas Finance Cayman V Ltd., Guaranteed Notes, 3.95%, due 11/15/22	356
200	China Resources Power East Foundation Co., Ltd., Guaranteed Notes, 7.25%, due 5/9/16	209	µ
200	CITIC Pacific Ltd., Senior Unsecured Notes, 6.80%, due 1/17/23	215
205	CNOOC Finance 2011 Ltd., Guaranteed Notes, 4.25%, due 1/26/21	211
200	CNOOC Finance 2012 Ltd., Guaranteed Notes, 3.88%, due 5/2/22	198
200	CNOOC Nexen Finance 2014 ULC, Guaranteed Notes, 4.25%, due 4/30/24	200
200	CNPC HK Overseas Capital Ltd., Guaranteed Notes, 4.50%, due 4/28/21	210
200	Country Garden Holdings Co., Ltd., Guaranteed Notes, 11.13%, due 2/23/18	216	ñ
200	Franshion Development Ltd., Guaranteed Notes, 6.75%, due 4/15/21	204
200	Kaisa Group Holdings Ltd., Guaranteed Notes, 10.25%, due 1/8/20	196
200	MIE Holdings Corp., Guaranteed Notes, 7.50%, due 4/25/19	201	ñ
200	Poly Real Estate Finance Ltd., Guaranteed Notes, 4.50%, due 8/6/18	196
230	Shimao Property Holdings Ltd., Guaranteed Notes, 9.65%, due 8/3/17	244
200	Shimao Property Holdings Ltd., Guaranteed Notes, 6.63%, due 1/14/20	191
200	Sinopec Group Overseas Development 2014 Ltd., Guaranteed Notes, 4.38%, due 4/10/24	202	ñ
235	State Grid Overseas Investment 2014 Ltd., Guaranteed Notes, 4.13%, due 5/7/24	235	ñ
400	Talent Yield Investments Ltd., Guaranteed Notes, 4.50%, due 4/25/22	401	ñ
		4,083

See Notes to Schedule of Investments

9

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]		VALUE†
(000's omitted)		(000's omitted)[z]
Colombia (1.6%)
$350	Bancolombia SA, Subordinated Notes, 6.13%, due 7/26/20	$375
300	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 5.38%, due 9/27/22	297
115	Ecopetrol SA, Senior Unsecured Notes, 7.38%, due 9/18/43	137
200	Millicom Int'l Cellular SA, Senior Unsecured Notes, 6.63%, due 10/15/21	209	ñ
400	Oleoducto Central SA, Senior Unsecured Notes, 4.00%, due 5/7/21	397	ñ
510	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	557	ñ
300	Pacific Rubiales Energy Corp., Guaranteed Notes, 7.25%, due 12/12/21	328
		2,300
Guatemala (0.3%)
200	Cementos Progreso Trust, Guaranteed Notes, 7.13%, due 11/6/23	213	ñ
260	Comcel Trust, Guaranteed Notes, 6.88%, due 2/6/24	272	ñ
		485
Hong Kong (0.5%)
200	Bank of East Asia Ltd., Subordinated Euro Medium-Term Notes, 6.38%, due 5/4/22	215	µ
200	Fita Int'l Ltd., Guaranteed Notes, 7.00%, due 2/10/20	220
100	Hutchison Whampoa Int'l 10 Ltd., Guaranteed Notes, 6.00%, due 10/28/15	106	ñµ
200	Noble Group Ltd., Senior Unsecured Notes, 6.75%, due 1/29/20	222
		763
India (1.0%)
200	Bank of Baroda, Senior Unsecured Notes, 4.88%, due 7/23/19	207	ñ@
215	ICICI Bank Ltd., Senior Unsecured Notes, 4.70%, due 2/21/18	224
425	NTPC Ltd., Senior Unsecured Euro Medium-Term Notes, 5.63%, due 7/14/21	442
250	ONGC Videsh Ltd., Guaranteed Notes, 3.75%, due 5/7/23	226
250	Reliance Holding USA, Inc., Guaranteed Notes, 5.40%, due 2/14/22	261
		1,360
Indonesia (1.4%)
280	Berau Coal Energy Tbk PT, Senior Secured Notes, 7.25%, due 3/13/17	276	ñ
515	Listrindo Capital BV, Guaranteed Notes, 6.95%, due 2/21/19	546	ñ
600	Pertamina Persero PT, Senior Unsecured Notes, 6.00%, due 5/3/42	535
750	Pertamina Persero PT, Senior Unsecured Notes, 5.63%, due 5/20/43	637	ñ
		1,994
Israel (0.4%)
400	Israel Electric Corp. Ltd., Senior Secured Notes, 9.38%, due 1/28/20	494	@
Kazakhstan (2.7%)
250	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 5/3/17	264
250	Halyk Savings Bank of Kazakhstan JSC, Senior Unsecured Notes, 7.25%, due 1/28/21	257
400	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	425	ñ
500	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	597
1,200	KazMunayGas National Co., JSC, Senior Unsecured Notes, 6.38%, due 4/9/21	1,303	ñ@
300	KazMunayGas National Co., JSC, Senior Unsecured Notes, 4.40%, due 4/30/23	285

See Notes to Schedule of Investments

10

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]		VALUE†
(000's omitted)		(000's omitted)[z]
$500	KazMunayGas National Co., JSC, Senior Unsecured Notes, 5.75%, due 4/30/43	$453
200	Zhaikmunai LLP, Guaranteed Notes, 7.13%, due 11/13/19	204	ñ
		3,788
Korea (0.1%)
200	Woori Bank Co. Ltd., Subordinated Notes, 4.75%, due 4/30/24	199	ñ
Mexico (3.5%)
200	Alfa SAB de CV, Senior Unsecured Notes, 5.25%, due 3/25/24	203	ñ@
325	Alfa SAB de CV, Senior Unsecured Notes, 6.88%, due 3/25/44	335	ñ@
210	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	231	ñ
485	BBVA Bancomer SA, Subordinated Notes, 6.75%, due 9/30/22	541	@
337	BBVA Bancomer SA, Senior Unsecured Notes, 4.38%, due 4/10/24	335	ñ
700	Cemex Finance LLC, Senior Secured Notes, 9.38%, due 10/12/22	807	@
375	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 1/15/24	385	ñ
210	Offshore Drilling Holding SA, Senior Secured Notes, 8.38%, due 9/20/20	228	ñ
5,200	Petroleos Mexicanos, Guaranteed Notes, 7.19%, due 9/12/24	385	ñ
1,000	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	1,110	@
116	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	127	ñ
200	Trust F/1401, Senior Unsecured Notes, 6.95%, due 1/30/44	206	ñ
		4,893
Morocco (0.3%)
350	Office Cherifien des Phosphates SA, Senior Unsecured Notes, 5.63%, due 4/25/24	350	ñ
Peru (1.1%)
200	Abengoa Transmision Sur SA, Senior Secured Notes, 6.88%, due 4/30/43	208	ñ
410	Banco de Credito del Peru, Senior Unsecured Notes, 5.38%, due 9/16/20	437	ñ@
250	Banco Internacional del Peru SAA, Subordinated Notes, 6.63%, due 3/19/29	256	ñµ
190	BBVA Banco Continental SA, Senior Unsecured Notes, 5.00%, due 8/26/22	196	@
200	Co. Minera Ares SAC, Guaranteed Notes, 7.75%, due 1/23/21	209	ñ
200	Minsur SA, Senior Unsecured Notes, 6.25%, due 2/7/24	212	ñ
		1,518
Russia (2.0%)
200	Alfa Bank OJSC Via Alfa Bond Issuance PLC, Senior Unsecured Notes, 7.75%, due 4/28/21	196	@
200	Credit Bank of Moscow via CBOM Finance PLC, Subordinated Notes, 8.70%, due 11/13/18	177	@
200	EDC Finance Ltd., Guaranteed Notes, 4.88%, due 4/17/20	177
500	Nord Gold NV, Guaranteed Notes, 6.38%, due 5/7/18	454
350	Rosneft Finance SA, Guaranteed Notes, Ser. 6, 7.88%, due 3/13/18	377
470	Sistema JSFC Via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	475
200	Sistema JSFC via Sistema Int'l Funding SA, Senior Unsecured Notes, 6.95%, due 5/17/19	202	ñ
271	Vimpel Communications via VIP Finance Ireland Ltd. OJSC, Senior Unsecured Notes, 9.13%, due 4/30/18	290	ñ
200	Vnesheconombank via VEB Finance PLC, Senior Unsecured Notes, 5.38%, due 2/13/17	197	ñ@
300	Vnesheconombank Via VEB Finance PLC, Senior Unsecured Notes, 6.90%, due 7/9/20	291	@
		2,836

See Notes to Schedule of Investments

11

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]		VALUE†
(000's omitted)		(000's omitted)[z]
Saudi Arabia (0.5%)
$250	Saudi Electricity Global Sukuk Co 3, Senior Unsecured Notes, 4.00%, due 4/8/24	$252	ñ
500	Saudi Electricity Global Sukuk Co 3, Senior Unsecured Notes, 5.50%, due 4/8/44	512	ñ@
		764
Singapore (0.2%)
300	United Overseas Bank Ltd., Subordinated Euro Medium-Term Notes, 2.88%, due 10/17/22	300	µ
South Africa (0.4%)
200	AngloGold Holdings PLC, Guaranteed Notes, 8.50%, due 7/30/20	224	@
300	Eskom Holdings SOC Ltd., Senior Unsecured Notes, 6.75%, due 8/6/23	320	ñ
		544
Thailand (0.4%)
200	PTT Global Chemical PCL, Senior Unsecured Notes, 4.25%, due 9/19/22	197
200	PTTEP Canada Int'l Finance Ltd., Guaranteed Notes, 5.69%, due 4/5/21	220	ñ
200	Siam Commercial Bank PCL, Senior Unsecured Notes, 3.50%, due 4/7/19	201	ñ
		618
Turkey (0.9%)
500	Finansbank AS, Senior Unsecured Notes, 5.50%, due 5/11/16	506	ñ@
210	Finansbank AS, Senior Unsecured Notes, 6.25%, due 4/30/19	210	ñ
200	Turkiye Is Bankasi, Subordinated Notes, 7.85%, due 12/10/23	213	ñ@
200	Turkiye Vakiflar Bankasi Tao, Senior Unsecured Notes, 5.00%, due 10/31/18	201	ñ@
200	Yapi ve Kredi Bankasi AS, Senior Unsecured Notes, 5.25%, due 12/3/18	201	ñ@
		1,331
United Arab Emirates (0.4%)
320	DP World Ltd., Senior Unsecured Notes, 6.85%, due 7/2/37	348	ñ
200	Emirates NBD PJSC, Senior Subordinated Euro Medium-Term Notes, 4.88%, due 3/28/23	206	µ@
		554
United States (0.2%)
205	Southern Copper Corp., Senior Unsecured Notes, 7.50%, due 7/27/35	233
Venezuela (0.4%)
760	Petroleos de Venezuela SA, Guaranteed Notes, 5.25%, due 4/12/17	612
	Total Corporate Debt Securities (Cost $33,837)	34,412

See Notes to Schedule of Investments

12

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]			VALUE†
(000's omitted)			(000's omitted)[z]
Government Securities (67.1%)
Argentina (1.1%)
	$400	Argentina Bonar Bonds, Bonds, Ser. X, 7.00%, due 4/17/17	$366
EUR	600	Argentine Republic Government International Bond, Senior Unsecured Notes, 2.26%, due 12/31/38	341	**
	$1,000	Argentine Republic Government International Bond, Senior Unsecured Notes, 2.50%, due 12/31/38@**	424
	500	City of Buenos Aires Argentina, Senior Unsecured Notes, 9.95%, due 3/1/17	497	@
			1,628
Armenia (0.2%)
	300	Republic of Armenia, Senior Unsecured Notes, 6.00%, due 9/30/20	307	ñ
Belarus (0.9%)
	1,200	Republic of Belarus, Senior Unsecured Notes, 8.95%, due 1/26/18	1,211	@
Belize (0.3%)
	600	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	415	**
Bermuda (0.3%)
	350	Bermuda Government International Bond, Senior Unsecured Notes, 4.85%, due 2/6/24	361	ñ@
Bolivia (1.2%)
	1,600	Bolivian Government International Bond, Senior Unsecured Notes, 5.95%, due 8/22/23	1,684	ñ@
Brazil (7.6%)
	200	Banco Nacional de Desenvolvimento Economico e Social, Senior Unsecured Notes, 4.00%, due 4/14/19	201	ñ
BRL	15,017	Brazil Letras do Tesouro Nacional, Bills, due 1/1/17	4,933	@
BRL	9,000	Brazil Letras do Tesouro Nacional, Bills, due 1/1/18	2,620
BRL	300	Brazil Notas do Tesouro Nacional, Notes, Ser. B, 6.00%, due 8/15/22	321
	$900	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	1,215	@
	1,220	Brazilian Government International Bond, Senior Unsecured Notes, 7.13%, due 1/20/37	1,494	@
			10,784
Colombia (3.8%)
COP	1,500,000	Colombia Government International Bond, Senior Unsecured Notes, 9.85%, due 6/28/27	1,011
	$750	Colombia Government International Bond, Senior Unsecured Notes, 7.38%, due 9/18/37	981	@
COP	738,165	Colombian TES, Bonds, 4.25%, due 5/17/17	401
COP	2,019,000	Colombian TES, Notes, Ser. B, 5.00%, due 11/21/18	1,016	@
COP	600,000	Colombian TES, Bonds, Ser. B, 7.00%, due 9/11/19	325
COP	1,634,509	Colombian TES, Bonds, 3.50%, due 3/10/21	853
COP	584,500	Colombian TES, Bonds, Ser. B, 7.00%, due 5/4/22	314
COP	777,500	Colombian TES, Bonds, Ser. B, 10.00%, due 7/24/24	506
			5,407

See Notes to Schedule of Investments

13

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]			VALUE†
(000's omitted)			(000's omitted)[z]
Cote D'Ivoire (1.2%)
	$800	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	$752	ñ@**
	1,000	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	940	@**
			1,692
Croatia (1.1%)
	700	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	752	@
	500	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	548	@
	230	Croatia Government International Bond, Senior Unsecured Notes, 6.00%, due 1/26/24	239	ñ@
			1,539
Dominican Republic (0.2%)
	240	Dominican Republic International Bond, Senior Unsecured Notes, 6.60%, due 1/28/24	248	ñ@
Egypt (0.2%)
	338	Arab Republic of Egypt, Senior Unsecured Notes, 6.88%, due 4/30/40	311
El Salvador (0.4%)
	178	El Salvador Government International Bond, Senior Unsecured Notes, 5.88%, due 1/30/25	173
	100	El Salvador Government International Bond, Senior Unsecured Notes, 7.65%, due 6/15/35	104
	216	El Salvador Government International Bond, Senior Unsecured Notes, 7.63%, due 2/1/41	223
			500
Hungary (5.7%)
HUF	60,000	Hungary Government Bond, Bonds, 6.75%, due 2/24/17	293
HUF	428,540	Hungary Government Bond, Bonds, 4.00%, due 4/25/18	1,921
HUF	186,000	Hungary Government Bond, Bonds, 5.50%, due 12/20/18	875	@
HUF	41,380	Hungary Government Bond, Bonds, 7.00%, due 6/24/22	209
HUF	362,260	Hungary Government Bond, Bonds, 6.75%, due 10/22/28	1,794	@
	$256	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	272	@
	2,050	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	2,455	@
	200	MFB Magyar Fejlesztesi Bank Zrt, Government Guaranteed Notes, 6.25%, due 10/21/20	215	ñ@
			8,034
Indonesia (4.8%)
	1,200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	1,549	@
	150	Indonesia Government International Bond, Senior Unsecured Notes, 7.75%, due 1/17/38	182	ñ@
IDR	30,400,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/24	2,686	@
IDR	3,223,000	Indonesia Treasury Bond, Senior Unsecured Notes, 9.00%, due 3/15/29	291
IDR	24,784,000	Indonesia Treasury Bond, Senior Unsecured Notes, 8.38%, due 3/15/34	2,095	@
			6,803
Iraq (1.9%)
	$1,800	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	1,607	ñ@
	1,300	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	1,160
			2,767

See Notes to Schedule of Investments

14

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]			VALUE†
(000's omitted)			(000's omitted)[z]
Kenya (0.6%)
KES	70,000	Kenya Infrastructure Bond, Bonds, 11.00%, due 9/15/25	$814	@
Malaysia (0.3%)
MYR	1,445	Malaysia Government Bond, Senior Unsecured Notes, 3.49%, due 3/31/20	434
Mexico (4.7%)
MXN	5,000	Mexican Bonos, Bonds, Ser. M, 8.00%, due 6/11/20	430
MXN	23,000	Mexican Bonos, Bonds, Ser. M, 6.50%, due 6/9/22	1,814	@
MXN	14,119	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	1,220	@
MXN	13,050	Mexican Bonos, Bonds, Ser. M, 10.00%, due 12/5/24	1,286
MXN	3,001	Mexican Bonos, Bonds, Ser. M, 7.50%, due 6/3/27	249
MXN	1,800	Mexican Bonos, Bonds, Ser. M, 8.50%, due 5/31/29	160
MXN	11,294	Mexican Bonos, Bonds, Ser. M, 7.75%, due 5/29/31	930
	$515	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45	557
			6,646
Mongolia (1.0%)
	500	Development Bank of Mongolia LLC, Government Guaranteed Notes, 5.75%, due 3/21/17	471
	900	Mongolia Government International Bond, Senior Unsecured Notes, 4.13%, due 1/5/18	830	@
	200	Mongolia Government International Bond, Senior Unsecured Notes, 5.13%, due 12/5/22	168
			1,469
Morocco (0.3%)
	500	Morocco Government International Bond, Senior Unsecured Notes, 4.25%, due 12/11/22	481	ñ@
Nigeria (0.9%)
NGN	70,000	Nigeria Government Bond, Bonds, 15.10%, due 4/27/17	458	@
NGN	120,000	Nigeria Government Bond, Bonds, 16.00%, due 6/29/19	827	@
			1,285
Pakistan (0.1%)
	$200	Islamic Republic of Pakistan, Bonds, 7.25%, due 4/15/19	200	ñ
Peru (0.7%)
PEN	1,441	Peruvian Government International Bond, Senior Unsecured Notes, 5.20%, due 9/12/23	487
PEN	1,319	Peruvian Government International Bond, Senior Unsecured Notes, 6.95%, due 8/12/31	483	@
			970
Philippines (0.2%)
PHP	12,000	Philippine Government International Bond, Senior Unsecured Notes, 3.90%, due 11/26/22	258
Poland (1.6%)
PLN	889	Poland Government Bond, Bonds, 5.50%, due 10/25/19	322	@
PLN	1,291	Poland Government Bond, Bonds, 5.75%, due 9/23/22	480	@
PLN	3,875	Poland Government Bond, Bonds, 5.75%, due 4/25/29	1,466
			2,268

See Notes to Schedule of Investments

15

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]			VALUE†
(000's omitted)			(000's omitted)[z]
Romania (2.5%)
RON	3,800	Romania Government Bond, Bonds, 5.60%, due 11/28/18	$1,254
RON	750	Romania Government Bond, Bonds, 5.95%, due 6/11/21	250
RON	3,750	Romania Government Bond, Bonds, 5.85%, due 4/26/23	1,244	@
EUR	500	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	761	@
	$56	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	61	ñ
			3,570
Russia (3.8%)
RUB	9,192	Russian Federal Bond – OFZ, Bonds, 7.40%, due 4/19/17	248
RUB	10,084	Russian Federal Bond –OFZ, Bonds, 7.40%, due 6/14/17	272
RUB	41,233	Russian Federal Bond –OFZ, Bonds, 7.50%, due 3/15/18	1,100
RUB	43,000	Russian Federal Bond –OFZ, Bonds, 7.60%, due 4/14/21	1,111
RUB	35,776	Russian Federal Bond –OFZ, Bonds, 7.00%, due 1/25/23	871	@
RUB	11,860	Russian Federal Bond –OFZ, Bonds, 7.00%, due 8/16/23	286
RUB	15,752	Russian Federal Bond –OFZ, Bonds, 8.15%, due 2/3/27	406	@
RUB	12,642	Russian Federal Bond – OFZ, Bonds, 7.05%, due 1/19/28	292
	$685	Russian Foreign Bond –Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	764	ñ**
			5,350
Serbia (0.2%)
	240	Republic of Serbia, Senior Unsecured Notes, 7.25%, due 9/28/21	267
South Africa (2.7%)
ZAR	8,310	South Africa Government Bond, Bonds, 7.25%, due 1/15/20	763	@
ZAR	2,510	South Africa Government Bond, Bonds, 7.75%, due 2/28/23	230
ZAR	11,200	South Africa Government Bond, Bonds, 8.00%, due 1/31/30	979
ZAR	3,700	South Africa Government Bond, Bonds, 7.00%, due 2/28/31	293
ZAR	6,800	South Africa Government Bond, Bonds, 8.75%, due 2/28/48	616
	$300	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	347
	350	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	354
	200	South Africa Government International Bond, Senior Unsecured Notes, 5.88%, due 9/16/25	219
			3,801
Sri Lanka (0.1%)
	200	Republic of Sri Lanka, Senior Unsecured Notes, 5.13%, due 4/11/19	201	ñ
Thailand (6.2%)
THB	70,000	Thailand Government Bond, Senior Unsecured Notes, 3.25%, due 6/16/17	2,215	@
THB	113,828	Thailand Government Bond, Senior Unsecured Notes, 3.88%, due 6/13/19	3,660
THB	93,600	Thailand Government Bond, Senior Unsecured Notes, 3.63%, due 6/16/23	2,915	@
			8,790
Turkey (8.1%)
	$350	Export Credit Bank of Turkey, Senior Unsecured Notes, 5.88%, due 4/24/19	366	ñ@
TRY	1,038	Turkey Government Bond, Bonds, 4.50%, due 2/11/15	503
TRY	13,479	Turkey Government Bond, Bonds, 6.30%, due 2/14/18	5,854	@
TRY	1,400	Turkey Government Bond, Bonds, 8.30%, due 6/20/18	647

See Notes to Schedule of Investments

16

Schedule of Investments Neuberger Berman Emerging Markets Debt Fundb(Unaudited) (cont'd)

PRINCIPAL AMOUNT[a]			VALUE†
(000's omitted)			(000's omitted)[z]
TRY	1,458	Turkey Government Bond, Bonds, 3.00%, due 2/23/22	$720
TRY	3,140	Turkey Government Bond, Bonds, 8.50%, due 9/14/22	1,425
TRY	1,400	Turkey Government Bond, Bonds, 7.10%, due 3/8/23	580
TRY	500	Turkey Government Bond, Bonds, 8.80%, due 9/27/23	230
	$250	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	297
	800	Turkey Government International Bond, Senior Unsecured Notes, 6.63%, due 2/17/45	892
			11,514
Ukraine (1.0%)
	1,200	Ukraine Government International Bond, Senior Unsecured Notes, 9.25%, due 7/24/17	1,080
	450	Ukreximbank Via Biz Finance PLC, Senior Unsecured Notes, 8.75%, due 1/22/18	344
			1,424
Venezuela (1.1%)
	600	Venezuela Government International Bond, Senior Unsecured Notes, 9.25%, due 5/7/28	477
	1,350	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	1,073	@
			1,550
Zambia (0.1%)
	200	Zambia Government International Bond, Senior Unsecured Notes, 8.50%, due 4/14/24	209	ñ
		Total Government Securities (Cost $93,248)	95,192
NUMBER OF SHARES
Short-Term Investments (7.7%)
	10,992,381	State Street Institutional Government Money Market Fund Institutional Class (Cost $10,992)	10,992	@
		Total Investments (99.1%) (Cost $138,077)	140,596	##
		Cash, receivables and other assets, less liabilities (0.9%)	1,219	±
		Total Net Assets (100.0%)	$141,815

See Notes to Schedule of Investments

17

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

NEUBERGER BERMAN EMERGING MARKETS DEBT FUNDb (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Foreign Government*	$95,192	67.1%
Oil & Gas	10,016	7.1%
Banks	6,636	4.7%
Electric	3,769	2.7%
Real Estate	2,021	1.4%
Food	1,396	1.0%
Mining	1,332	0.9%
Iron — Steel	1,235	0.9%
Diversified Financial Services	1,162	0.8%
Holding Companies — Diversified	866	0.6%
Gas	826	0.6%
Building Materials	807	0.6%
Telecommunications	796	0.6%
Media	775	0.6%
Chemicals	757	0.5%
Pipelines	397	0.3%
Commercial Services	348	0.2%
Coal	276	0.2%
Engineering & Construction	225	0.2%
Pharmaceuticals	216	0.1%
Real Estate Investment Trusts	206	0.1%
Oil & Gas Services	177	0.1%
Forest Products & Paper	173	0.1%
Short-Term Investments and Other Assets—Net	12,211	8.6%
	$141,815	100.0%
*Each foreign government is deemed its own industry. This represents the aggregate of all foreign governments.

See Notes to Schedule of Investments

18

Notes to Schedule of Investments (Unaudited)

†  In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Emerging Markets Debt Fund (formerly, Neuberger Berman Emerging Markets Income Fund) (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts ("forward contracts") is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate

See Notes to Financial Statements

19

Notes to Schedule of Investments (Unaudited) (cont'd)

and London Interbank Offered Rate ("LIBOR") forward rate to produce the daily settlement price (generally Level 2 inputs).

The value of cross currency swap contracts is determined by Management by obtaining valuations from independent pricing services based on present value of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from brokers or dealers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds' Board of Trustees (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of April 30, 2014:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Corporate Debt Securities^	$—	$34,412	$—	$34,412
Government Securities^	—	95,192	—	95,192
Short-Term Investments	—	10,992	—	10,992
Total Investments	$—	$140,596	$—	$140,596

^  The Schedule of Investments and Summary Schedule of Investments by Industry provide information on the country and industry categorization for the portfolio.

  The Fund had no transfers between Levels 1 and 2 during the six months ended April 30, 2014.

See Notes to Financial Statements

20

Notes to Schedule of Investments (Unaudited) (cont'd)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of April 30, 2014:

Asset Valuation Inputs

(000's omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized appreciation)	$—	$1,152	$—	$1,152
Swap contracts	—	156	—	156
Total	$—	$1,308	$—	$1,308

Liability Valuation Inputs

(000's omitted)	Level 1	Level 2	Level 3	Total
Forward contracts (unrealized depreciation)	$—	$(1,192)	$—	$(1,192)
Futures contracts	(31)	—	—	(31)
Swap contracts	—	(172)	—	(172)
Total	$(31)	$(1,364)	$—	$(1,395)

##  At April 30, 2014, the cost of investments for U.S. federal income tax purposes was approximately $138,259,000. Gross unrealized appreciation of investments was approximately $3,763,000 and gross unrealized depreciation of investments was approximately $1,426,000, resulting in net unrealized appreciation of approximately $2,337,000 based on cost for U.S. federal income tax purposes.

ñ  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At April 30, 2014, these securities amounted to approximately $25,026,000 or 17.6% of net assets for the Fund.

@  All or a portion of this security is segregated in connection with obligations for forward contracts and/or interest rate swaps.

µ  Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of April 30, 2014, and their final maturities.

a  Principal amount is stated in the currency in which the security is denominated.

  BRL = Brazilian Real

  COP = Colombian Peso

  EUR = Euro

  HUF = Hungarian Forint

  IDR = Indonesian Rupiah

  KES = Kenyan Shilling

  MYR = Malaysian Ringgit

  MXN = Mexican Peso

  NGN = Nigerian Naira

  PEN = Peruvian Nuevo Sol

  PHP = Philippine Peso

See Notes to Financial Statements

21

Notes to Schedule of Investments (Unaudited) (cont'd)

  PLN = Polish Zloty

  RON = Romanian Leu

  RUB = Russian Ruble

  THB = Thai Baht

  TRY = Turkish Lira

  ZAR = South African Rand

b  Effective June 2, 2014. Formerly, Neuberger Berman Emerging Markets Income Fund through June 1, 2014.

z  A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

**  Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

±  See Note A-12 in the Notes to Financial Statements for the Fund's open positions in derivatives at April 30, 2014.

See Notes to Financial Statements

22

Statement of Assets and Liabilities (Unaudited)

Neuberger Berman Income Funds
(000's omitted except per share amounts)

EMERGING MARKETS DEBT FUND[a]
April 30, 2014
Assets
Investments in securities, at value * (Note A)—see Schedule of Investments:
Unaffiliated issuers	$140,596
Cash	235
Foreign currency*	556
Deposits with brokers for futures contracts (Note A-12)	90
Deposits with brokers for open forward foreign currency contracts (Note A-12)	310
Dividends and interest receivable	1,918
Receivable from Management—net (Note B)	4
Receivable for open forward foreign currency contracts (Note A-12)	1,152
Currency swaps, at value (Note A-12)	3
Prepaid expenses and other assets	45
Total Assets	144,909
Liabilities
Interest rate swaps, at value (Note A-12)	18
Payable for open forward foreign currency contracts (Note A-12)	1,192
Payable for securities purchased	1,738
Payable to investment manager (Note B)	63
Payable to trustees	8
Payable for variation margin (Note A-12)	26
Accrued expenses and other payables	49
Total Liabilities	3,094
Net Assets	$141,815
Net Assets consist of:
Paid-in capital	$140,131
Distributions in excess of net investment income	(198)
Accumulated net realized gains (losses) on investments	(669)
Net unrealized appreciation (depreciation) in value of investments	2,551
Net Assets	$141,815
Net Assets
Institutional Class	$141,701
Class A	62
Class C	52
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	14,147
Class A	6
Class C	5
Net Asset Value, offering and redemption price per share
Institutional Class	$10.02
Net Asset Value and redemption price per share
Class A	$10.02
Offering Price per share
Class A‡	$10.46
Net Asset Value and offering price per share
Class C^	$10.02
*Cost of Investments:
Unaffiliated issuers	$138,077
Total cost of foreign currency	$551

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

a  Formerly Emerging Markets Income Fund. See Note A of Notes to Financial Statements.

See Notes to Financial Statements

23

Statement of Operations (Unaudited)

Neuberger Berman Income Funds
(000's omitted)

EMERGING MARKETS DEBT FUND[a]
For the Six Months Ended April 30, 2014
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$3,378
Foreign taxes withheld (Note A)	(19)
Total income	$3,359
Expenses:
Investment management fees (Note B)	308
Administration fees (Note B)	34
Administration fees (Note B):
Institutional Class	50
Class A	—
Class C	—
Distribution fees (Note B):
Class A	—
Class C	—
Shareholder servicing agent fees:
Institutional Class	5
Class A	1
Class C	1
Audit fees	28
Custodian and accounting fees	46
Legal fees	63
Registration and filing fees:	35
Shareholder reports	12
Trustees' fees and expenses	15
Miscellaneous	5
Total expenses	603
Expenses reimbursed by Management (Note B)	(95)
Total net expenses	508
Net investment income (loss)	$2,851
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(694)*
Financial futures contracts	68
Foreign currency	(96)
Forward foreign currency contracts	233
Swap contracts	(58)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	1,290
Financial futures contracts	(31)
Foreign currency	7
Forward foreign currency contracts	(265)
Swap contracts	91
Net gain (loss) on investments	545
Net increase (decrease) in net assets resulting from operations	$3,396

*  Net of foreign capital gains tax $(855).

a  Formerly Emerging Markets Income Fund. See Note A of Notes to Financial Statements.

See Notes to Financial Statements

24

Statements of Changes in Net Assets

Neuberger Berman Income Funds
(000's omitted)

	EMERGING MARKETS DEBT FUND[a]
	Six Months Ended April 30, 2014 (Unaudited)	Period from September 27, 2013 (Commencement of Operations) to October 31, 2013
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$2,851	$298
Net realized gain (loss) on investments	(547)	223
Change in net unrealized appreciation (depreciation) of investments	1,092	1,459
Net increase (decrease) in net assets resulting from operations	3,396	1,980
Distributions to Shareholders From (Note A):
Net investment income:
Institutional Class	(3,189)	(303)
Class A	(1)	(0)
Class C	(1)	(0)
Net realized gain on investments:
Institutional Class	(198)	—
Class A	(0)	—
Class C	(0)	—
Total distributions to shareholders	(3,389)	(303)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Institutional Class	51,057	85,271
Class A	11	50
Class C	—	50
Proceeds from reinvestment of dividends and distributions:
Institutional Class	3,387	303
Class A	1	—
Class C	1	—
Payments for shares redeemed:
Institutional Class	—	—
Net increase (decrease) from Fund share transactions	54,457	85,674
Net Increase (Decrease) in Net Assets	54,464	87,351
Net Assets:
Beginning of period	87,351	—
End of period	$141,815	$87,351
Undistributed net investment income (loss) at end of period	$—	$142
Distributions in excess of net investment income at end of period	$(198)	$—

a  Formerly Emerging Markets Income Fund. See Note A of Notes to Financial Statements.

See Notes to Financial Statements

25

Notes to Financial Statements Emerging Markets Debt Fund (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Income Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the 1933 Act. The Fund is a separate operating series of the Trust and is non-diversified. The Fund offers Institutional Class shares, Class A shares and Class C shares. The Fund had no operations until September 27, 2013, other than matters relating to its organization and registration of shares under the 1933 Act. Effective June 2, 2014, Neuberger Berman Emerging Markets Income Fund changed its name to Neuberger Berman Emerging Markets Debt Fund. The Board may establish additional series or classes of shares without the approval of shareholders.

A zero balance, if any, reflects an actual amount rounding to less than $1,000.

The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Fund's Schedule of Investments.

3  Foreign currency translation: The Fund may invest in foreign securities denominated in foreign currencies. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m. Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statement of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5  Income tax information: It is the intention of the Fund to qualify for treatment as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Fund has adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns

26

filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2014, the Fund did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The Fund may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

As determined on October 31, 2013, permanent differences resulting primarily from different book and tax accounting were reclassified at the end of the period. Such differences may be attributed to one or more of the following: non-deductible 12b-1 fees and foreign currency gains and losses. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of the Fund. For the period ended October 31, 2013, the Fund recorded the following permanent reclassifications:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
$(61)	$147,221	$(147,160)

For tax purposes, distributions of short-term gains are taxable to shareholders as ordinary income.

The tax character of distributions paid during the period ended October 31, 2013 was as follows:

Distributions Paid From:
Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2013	2013	2013	2013
$302,935 (1)	$—	$—	$302,935 (1)

(1)  Period from September 27, 2013 (Commencement of Operations) to October 31, 2013.

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$424,712	$—	$73,855	$1,231,818	$—	$(52,815)	$1,677,570

The differences between book basis and tax basis distributable earnings are primarily due to: organization expenses, deferral of current year straddle losses, and mark to market on certain swap contract transactions and forward foreign currency contracts.

6  Distributions to shareholders: The Fund earns income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions to shareholders are recorded on the ex-date.

7  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., the Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment

27

company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

8  Dollar rolls: The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before this repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

9  When-issued/delayed delivery securities: The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in the Fund's share price. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

10  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

11  Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

12  Derivative instruments: During the six months ended April 30, 2014, the Fund's use of derivatives, as described below, was limited to interest rate swaps, cross currency swaps, forward foreign currency contracts and financial futures contracts. The Fund has adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Interest rate swaps: During the six months ended April 30, 2014, the Fund entered into interest rate swap transactions, with institutions that Management has determined are creditworthy, to manage or adjust interest rate risk of the Fund, to take advantage of the portfolio managers' views on interest rates and market pricing of future monetary policy, to obtain liquidity in portions of the curve where bonds are illiquid or do not exist, and to generate alpha by obtaining leveraged rate positions. Under the terms of the interest rate swap contracts, the Fund

28

agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty's paying the Fund a variable-rate payment. The fixed-rate and variable rate payment flows are netted against each other, with the difference being paid by one party to the other on a monthly or quarterly basis. The Fund segregates cash or liquid securities having a value at least equal to the Fund's net payment obligations under any swap transaction, marked to market daily. There is no guarantee that these swap transactions will be successful in reducing or limiting risk.

Risks may arise if the counterparty to a swap contract fails to comply with the terms of its contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.

Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. The reclassifications do not impact the Fund's total net assets or its total net increase (decrease) in net assets resulting from operations. At April 30, 2014, the Fund had outstanding interest rate swap contracts as follows:

Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Goldman Sachs International	$10,000,000,000	April 10, 2015	2.69%	2.65	%(1)	$(282)	$346	$64
JP Morgan Chase Bank, N.A.	200,000,000	October 4, 2015	3.62%	2.75	%(2)	(16,306)	(8,745)	(25,051)
JP Morgan Chase Bank, N.A.	7,500,000	October 4, 2015	1.30%	0.70	%(3)	(14,293)	(16,426)	(30,719)
Goldman Sachs International	20,000,000	December 1, 2015	6.88%	5.73	%(4)	—	2,009	2,009
JP Morgan Chase Bank, N.A.	25,000,000	December 6, 2015	6.93%	5.23	%(5)	—	2,996	2,996
Goldman Sachs International	2,787,608	January 4, 2016	11.66%	10.80	%(6)	6,032	(4,888)	1,144
JP Morgan Chase Bank, N.A.	1,808,142	January 4, 2016	11.60%	10.80	%(6)	2,725	(3,898)	(1,173)
JP Morgan Chase Bank, N.A.	20,000,000	January 8, 2016	6.79%	5.75	%(7)	—	(2,162)	(2,162)
Goldman Sachs International	7,775,917	January 16, 2016	1.20%	0.70	%(8)	(6,821)	(14,277)	(21,098)
Goldman Sachs International	6,800,000	February 3, 2016	3.31%	2.72	%(9)	(3,147)	(15,226)	(18,373)

29

Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Goldman Sachs International	$5,500,000	February 14, 2016	1.21%	0.96	%(10)	$(881)	$(10,089)	$(10,970)
Goldman Sachs International	2,000,000	April 2, 2016	0.95%	0.69	%(11)	(117)	(738)	(855)
Goldman Sachs International	4,700,000,000	April 10, 2016	2.79%	2.65	%(1)	(390)	(107)	(497)
Goldman Sachs International	2,090,296,467	April 25, 2016	3.75%	15,889.05	%(12)	(106)	9,659	9,553
JP Morgan Chase Bank, N.A.	40,000,000	October 5, 2017	6.21%	3.80	%(13)	—	7,924	7,924
Goldman Sachs International	4,229,441	January 2, 2018	12.26	10.80	%(6)	10,258	(11,612)	(1,354)
JP Morgan Chase Bank, N.A.	3,150,000	October 4, 2018	2.40%	0.70	%(3)	11,680	23,524	35,204
Goldman Sachs International	18,000,000	March 25, 2019	4.40%	4.00	%(14)	80,815	(33,597)	47,218
JP Morgan Chase Bank, N.A.	60,720,692	April 1, 2019	7.49%	3.80	%(13)	—	15,709	15,709
Goldman Sachs International	2,000,000	April 2, 2019	4.58	4.00	%(15)	8,320	(766)	7,554
JP Morgan Chase Bank, N.A.	345,116,226	April 29, 2019	4.02	2.73	%(16)	(108)	(13,867)	(13,975)
JP Morgan Chase Bank, N.A.	2,000,000	December 7, 2020	6.09%	3.80	%(17)	234	968	1,202
JP Morgan Chase Bank, N.A.	7,800,000	October 2, 2023	8.08%	5.73	%(4)	1,382	(7,194)	(5,812)
Goldman Sachs International	8,000,000	October 12, 2023	6.18%	3.81	%(18)	846	(14,655)	(13,809)
Goldman Sachs International	3,000,000	January 10, 2024	6.87%	3.81	%(19)	294	6,186	6,480

30

Swap Counterparty	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund		Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
JP Morgan Chase Bank, N.A.	$6,400,000	October 2, 2028	8.53%	5.73	%(4)	$1,351	$1,897	$3,248
Goldman Sachs International	6,100,000	January 16, 2029	8.76%	5.77	%(20)	844	12,491	13,335
JP Morgan Chase Bank, N.A.	150,000,000	April 29, 2029	5.11%	2.73	%(16)	(87)	(25,875)	(25,962)
						$82,243	$(100,413)	$(18,170)

(1)  3 Month South Korean Won (KRW) Certificate of Deposit Rate at April 9, 2014.

(2)  6 Month Budapest Interbank Offer Rate (BUBOR) at April 2, 2014.

(3)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at April 2, 2014.

(4)  3 Month Johannesburg Interbank Agreed Rate (JIBAR) April 2, 2014.

(5)  3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(6)  1 Day Overnight Brazil CETIP Interbank Deposit Rate.

(7)  3 Month Johannesburg Interbank Agreed Rate (JIBAR).

(8)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at April 14, 2014.

(9)  6 Month Poland Warsaw Interbank Offer Rate (WIBOR) at January 30, 2014.

(10)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at February 12, 2014.

(11)  3 Month Tel Aviv Interbank Offer Rate (TELBOR) at March 31, 2014.

(12)  1 Day Sinacofi Chile Interbank Rate at April 23, 2014.

(13)  28 Day Mexican Interbank Equilibrium Interest Rate (TIIE).

(14)  7 Day China Interbank Repo Rate (CFETS) at April 28, 2014.

(15)  7 Day China Interbank Repo Rate (CFETS) at April 29, 2014.

(16)  6 Month Budapest Interbank Offer Rate (BUBOR) at April 25, 2014.

(17)  28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at April 4, 2014.

(18)  28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at April 9, 2014.

(19)  28 Day Mexican Interbank Equilibrium Interest Rate (TIIE) at April 15, 2014.

(20)  3 Month Johannesburg Interbank Agreed Rate (JIBAR) at April 16, 2014.

During the six months ended April 30, 2014, the average notional value of interest rate swap contracts was $26,854,695.

31

Cross currency swaps: During the six months ended April 30, 2014, the Fund entered into cross currency swap transactions, with institutions that Management has determined are creditworthy, to manage or adjust interest rate risk of the Fund, to take advantage of the portfolio managers' views on interest rates and market pricing of future monetary policy, to obtain liquidity in portions of the curve where bonds are illiquid or do not exist, and to generate alpha by obtaining leveraged rate positions. Cross currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. The entire principal value of a cross currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations. Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. The reclassifications do not impact the Fund's total net assets or its total net increase (decrease) in net assets resulting from operations. At April 30, 2014, the Fund had outstanding cross currency swap contracts as follows:

Swap Counterparty	Fund Pays Fixed-rate on Notional Amount(1)(2)		Fund Receives Floating-rate on Notional Amount(1)(2)	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund		Termination Date	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Goldman Sachs International	TRY	3,200,000	$1,520,190	9.51%	0.23	%(3)	July 9, 2015	$—	$2,583	$2,583

(1)  The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(2)  The notional amount at period end is indicative of the volume throughout the period.

(3)  90 day LIBOR at April 7, 2014.

Forward foreign currency contracts: During the six months ended April 30, 2014, the Fund entered into forward foreign currency contracts ("forward contracts") to manage or adjust currency views and currency exposure of the Fund, to generate alpha by applying FX leverage, and to gain exposure to new and difficult to access markets.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, the Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain (loss) from forward foreign currency contracts" in the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

32

At April 30, 2014, open forward contracts were as follows:

Contracts Received		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
4,062,037	Brazilian Real	$1,724,339	US Dollar	JP Morgan Chase Bank, N.A.	05/19/14	$89,380
1,350,000	Brazilian Real	593,668	US Dollar	JP Morgan Chase Bank, N.A.	07/07/14	863
758,659,073	Chilean Peso	1,359,147	US Dollar	Goldman Sachs International	05/19/14	(16,806)
21,075,795	Chilean Peso	38,084	US Dollar	JP Morgan Chase Bank, N.A.	05/19/14	(794)
2,631,989,925	Colombian Peso	1,303,611	US Dollar	Goldman Sachs International	05/12/14	54,574
5,980,116,484	Colombian Peso	3,085,685	US Dollar	Goldman Sachs International	06/26/14	(12,811)
609,720	Euro Currency	823,301	US Dollar	Goldman Sachs International	05/05/14	22,593
7,927,103	Euro Currency	10,885,494	US Dollar	JP Morgan Chase Bank, N.A.	05/05/14	112,167
5,036,317	Euro Currency	6,980,108	US Dollar	JP Morgan Chase Bank, N.A.	06/04/14	6,536
30,763,732,797	Indonesian Rupiah	2,670,076	US Dollar	JP Morgan Chase Bank, N.A.	06/12/14	(26,498)
5,500,000,000	Indonesian Rupiah	424,547	US Dollar	JP Morgan Chase Bank, N.A.	12/08/14	33,958
3,918,096,363	Indonesian Rupiah	304,958	US Dollar	Goldman Sachs International	12/08/14	21,672
79,666,789	Indian Rupee	1,265,230	US Dollar	JP Morgan Chase Bank, N.A.	05/30/14	48,545
3,935,000	Indian Rupee	64,687	US Dollar	JP Morgan Chase Bank, N.A.	06/18/14	(59)
2,694,791,872	South Korean Won	2,506,550	US Dollar	Goldman Sachs International	06/30/14	93,910
269,632,499	South Korean Won	252,948	US Dollar	JP Morgan Chase Bank, N.A.	06/30/14	7,246
22,651,829	Mexican Peso	1,721,306	US Dollar	JP Morgan Chase Bank, N.A.	06/04/14	5,918
14,125,780	Malaysian Ringgit	4,210,559	US Dollar	JP Morgan Chase Bank, N.A.	05/12/14	113,052
6,984,000	Malaysian Ringgit	2,127,790	US Dollar	JP Morgan Chase Bank, N.A.	06/18/14	4,111
659,240	Malaysian Ringgit	202,423	US Dollar	Goldman Sachs International	06/18/14	(1,186)
631,611	Peruvian Nuevo Sol	222,046	US Dollar	JP Morgan Chase Bank, N.A.	06/26/14	1,370
423,684	Peruvian Nuevo Sol	149,369	US Dollar	Goldman Sachs International	06/26/14	499

33

Contracts Received		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
3,857,181	Peruvian Nuevo Sol	$1,359,599	US Dollar	JP Morgan Chase Bank, N.A.	07/7/14	$3,002
96,295,204	Philippine Peso	2,159,327	US Dollar	JP Morgan Chase Bank, N.A.	07/15/14	(2,546)
27,000,000	Russian Ruble	765,046	US Dollar	JP Morgan Chase Bank, N.A.	05/05/14	(7,151)
49,639,746	Russian Ruble	1,392,092	US Dollar	Goldman Sachs International	05/05/14	1,304
84,207,195	Russian Ruble	2,306,109	US Dollar	Goldman Sachs International	05/14/14	52,006
115,973,970	Russian Ruble	3,209,433	US Dollar	JP Morgan Chase Bank, N.A.	05/14/14	38,270
7,295,000	Thai Baht	224,283	US Dollar	Goldman Sachs International	06/18/14	728
3,030,412	Turkish Lira	1,352,620	US Dollar	JP Morgan Chase Bank, N.A.	06/30/14	60,792
2,774,983	Turkish Lira	1,263,502	US Dollar	Goldman Sachs International	06/30/14	30,775
3,200,000	Turkish Lira	1,520,190	US Dollar	Goldman Sachs International	07/09/14	(31,001)
16,000,000	Uruguayan Peso	695,652	US Dollar	JP Morgan Chase Bank, N.A.	07/10/14	(9,546)
6,550,708	South African Rand	596,485	US Dollar	Goldman Sachs International	05/12/14	25,489
18,666,082	South African Rand	1,707,163	US Dollar	JP Morgan Chase Bank, N.A.	05/12/14	65,135
3,900,000	South African Rand	366,234	US Dollar	Goldman Sachs International	07/16/14	193
Total						$785,690
Cross Currency Contracts Received		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
885,866	Euro Currency	277,367,517	Hungarian Forint	Goldman Sachs International	05/05/14	$20,771
18,801	Euro Currency	80,047	Polish Zloty	Goldman Sachs International.	05/05/14	609
769,886	Euro Currency	238,400,111	Hungarian Forint	JP Morgan Chase Bank, N.A.	05/05/14	3,003
4,197,132	Euro Currency	17,693,711	Polish Zloty	JP Morgan Chase Bank, N.A.	05/05/14	28,680
1,503,721	Euro Currency	6,722,928	Romanian Leu	JP Morgan Chase Bank, N.A.	05/09/14	19,378
1,931,246	Euro Currency	600,000,000	Hungarian Forint	Goldman Sachs International	06/16/14	8,611
34

Cross Currency Contracts Received		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
1,041,063	Euro Currency	28,484,265	Czech Koruna	JP Morgan Chase Bank, N.A.	06/17/14	$(1,952)
1,007,406	Euro Currency	4,250,000	Polish Zloty	JP Morgan Chase Bank, N.A.	07/16/14	5,507
203,832,118	Hungarian Forint	651,411	Euro Currency	Goldman Sachs International	05/05/14	35,821
311,935,510	Hungarian Forint	1,021,786	Euro Currency	JP Morgan Chase Bank, N.A.	05/05/14	(4,037)
619,644,303	Hungarian Forint	2,002,374	Euro Currency	JP Morgan Chase Bank, N.A.	06/16/14	6,649
45,926,374	Hungarian Forint	149,072	Euro Currency	Goldman Sachs International	06/16/14	1,528
13,911,940	Polish Zloty	3,308,354	Euro Currency	Goldman Sachs International	05/05/14	77,073
3,861,818	Polish Zloty	924,806	Euro Currency	JP Morgan Chase Bank, N.A.	05/05/14	5,557
4,548,000	Polish Zloty	1,086,277	Euro Currency	JP Morgan Chase Bank, N.A.	07/16/14	(2,662)
14,110,686	Polish Zloty	3,335,955	Euro Currency	JP Morgan Chase Bank, N.A.	07/31/14	(280)
1,858,509	Romanian Leu	414,624	Euro Currency	JP Morgan Chase Bank, N.A.	06/04/14	4,520
Total						$208,776
Contracts Delivered		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
2,793,218	Brazilian Real	$1,145,607	US Dollar	JP Morgan Chase Bank, N.A.	05/19/14	$(101,579)
2,865,461	Brazilian Real	1,226,121	US Dollar	Goldman Sachs International	05/19/14	(53,321)
730,424,260	Chilean Peso	1,282,213	US Dollar	Goldman Sachs International	05/19/14	(10,170)
7,124,102,322	Colombian Peso	3,537,764	US Dollar	JP Morgan Chase Bank, N.A.	05/12/14	(138,484)
2,981,140,411	Colombian Peso	1,497,308	US Dollar	JP Morgan Chase Bank, N.A.	06/26/14	(34,547)
7,783,298	Euro Currency	10,760,485	US Dollar	JP Morgan Chase Bank, N.A.	05/05/14	(37,668)
753,525	Euro Currency	1,042,066	US Dollar	Goldman Sachs International	05/05/14	(3,336)
792,232	Euro Currency	1,086,048	US Dollar	JP Morgan Chase Bank, N.A.	05/08/14	(13,047)
1,816,481	Euro Currency	2,520,602	US Dollar	Goldman Sachs International	06/04/14	684

35

Contracts Delivered		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
230,660	Euro Currency	$319,782	US Dollar	JP Morgan Chase Bank, N.A.	06/04/14	$(202)
79,666,789	Indian Rupee	1,295,395	US Dollar	Goldman Sachs International	05/30/14	(18,380)
3,935,000	Indian Rupee	63,714	US Dollar	Goldman Sachs International	06/18/14	(915)
3,520,000	Indonesian Rupiah	308,637	US Dollar	JP Morgan Chase Bank, N.A.	06/12/14	6,157
7,700,000	Indonesian Rupiah	631,406	US Dollar	Goldman Sachs International	12/08/14	(10,500)
19,000,000,000	Indonesian Rupiah	1,534,857	US Dollar	JP Morgan Chase Bank, N.A.	12/08/14	(49,067)
749,584	Israeli Shekel	214,656	US Dollar	JP Morgan Chase Bank, N.A.	06/18/14	(1,859)
8,835,157	Israeli Shekel	2,543,595	US Dollar	Goldman Sachs International	06/18/14	(8,409)
71,886,163	Japanese Yen	692,160	US Dollar	JP Morgan Chase Bank, N.A.	06/06/14	(11,135)
4,462,840,134	South Korean Won	4,246,207	US Dollar	JP Morgan Chase Bank, N.A.	06/30/14	(60,410)
419,717	Peruvian Nuevo Sol	149,312	US Dollar	JP Morgan Chase Bank, N.A.	07/07/14	1,042
27,000,000	Russian Ruble	755,902	US Dollar	JP Morgan Chase Bank, N.A.	05/05/14	(1,992)
49,639,746	Russian Ruble	1,381,061	US Dollar	Goldman Sachs International	05/05/14	(12,336)
44,151,990	Russian Ruble	1,235,645	US Dollar	JP Morgan Chase Bank, N.A.	05/14/14	(775)
130,949,980	Russian Ruble	3,582,626	US Dollar	Goldman Sachs International	05/14/14	(84,460)
100,000,000	Russian Ruble	2,741,228	US Dollar	JP Morgan Chase Bank, N.A.	06/16/14	(34,957)
157,022,655	Thai Baht	4,849,147	US Dollar	JP Morgan Chase Bank, N.A.	06/18/14	5,861
34,539,091	Thai Baht	1,063,107	US Dollar	Goldman Sachs International	06/18/14	(2,234)
8,112,803	Turkish Lira	3,713,717	US Dollar	JP Morgan Chase Bank, N.A.	06/30/14	(70,168)
1,099,371	Turkish Lira	503,561	US Dollar	JP Morgan Chase Bank, N.A.	07/09/14	(8,055)
1,221,256	South African Rand	112,429	US Dollar	JP Morgan Chase Bank, N.A.	05/12/14	(3,526)
Total						$(757,788)

36

Cross Currency Contracts Delivered		In Exchange For		Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
28,484,265	Czech Koruna	1,041,063	Euro Currency	JP Morgan Chase Bank, N.A.	06/17/14	$6,431
651,411	Euro Currency	203,832,118	Hungarian Forint	Goldman Sachs International	05/05/14	(17,676)
3,308,354	Euro Currency	13,911,940	Polish Zloty	Goldman Sachs International	05/05/14	(71,953)
924,806	Euro Currency	3,861,818	Polish Zloty	JP Morgan Chase Bank, N.A.	05/05/14	(13,070)
1,021,786	Euro Currency	311,935,510	Hungarian Forint	JP Morgan Chase Bank, N.A.	05/05/14	(2,735)
414,624	Euro Currency	1,858,509	Romanian Leu	JP Morgan Chase Bank, N.A.	06/04/14	334
2,002,374	Euro Currency	619,644,303	Hungarian Forint	JP Morgan Chase Bank, N.A.	06/16/14	11,991
149,072	Euro Currency	45,926,374	Hungarian Forint	Goldman Sachs International	06/16/14	(1,063)
1,086,277	Euro Currency	4,548,000	Polish Zloty	JP Morgan Chase Bank, N.A.	07/16/14	(8,819)
3,335,955	Euro Currency	14,110,686	Polish Zloty	JP Morgan Chase Bank, N.A.	07/31/14	7,902
238,400,111	Hungarian Forint	769,886	Euro Currency	JP Morgan Chase Bank, N.A.	05/05/14	(13,122)
277,367,517	Hungarian Forint	885,866	Euro Currency	Goldman Sachs International	05/05/14	(46,226)
600,000,000	Hungarian Forint	1,931,246	Euro Currency	Goldman Sachs International	06/16/14	(37,269)
80,047	Polish Zloty	18,801	Euro Currency	Goldman Sachs International	05/05/14	(965)
17,693,711	Polish Zloty	4,197,132	Euro Currency	JP Morgan Chase Bank, N.A.	05/05/14	(49,832)
4,250,000	Polish Zloty	1,007,406	Euro Currency	JP Morgan Chase Bank, N.A.	07/16/14	(5,451)
6,722,928	Romanian Leu	1,503,721	Euro Currency	JP Morgan Chase Bank, N.A.	05/09/14	(35,647)
Total						$(277,170)

For the six months ended April 30, 2014, the Fund's investment in forward contracts had an average value of $219,661,436.

Financial futures contracts: During the six months ended April 30, 2014, the Fund entered into financial futures contracts for economic hedging purposes, including as a maturity or duration management device.

At the time the Fund enters into a financial futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the financial futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the financial futures contract

37

fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

Although some financial futures contracts by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to the Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, the Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

At April 30, 2014, open positions in financial futures contracts were:

Expiration	Open Contracts	Position	Unrealized Appreciation (Depreciation)
June 2014	25 U.S. Treasury Note, 10 Year	Short	$(2,382)
June 2014	27 U.S. Treasury Note, 5 Year	Short	(20,463)
June 2014	12 U.S. Treasury Long Bond	Short	(8,281)
Total			$(31,126)

During the six months ended April 30, 2014, the average notional value of financial futures contracts was $0 for long positions and $(3,360,538) for short positions.

At April 30, 2014, the notional value of financial futures contracts was $0 for long positions and $(7,955,031) for short positions.

At April 30, 2014, the Fund had deposited $90,200 in a segregated account to cover margin requirements on open futures contracts.

At April 30, 2014, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Total
Swap contracts	Interest rate swaps, at value or Currency swaps, at value(1)	$153,640	$2,583	$156,223
Forward contracts	Receivable for open forward foreign currency contracts	—	1,152,197	1,152,197
Total Value—Assets		$153,640	$1,154,780	$1,308,420

38

Liability Derivatives

Derivative Type	Statement of Assets and Liabilities Location	Interest Rate Risk	Currency Risk	Total
Swap contracts	Interest rate swaps, at value1)	$(171,810)	$—	$(171,810)
Futures contracts	Receivable/Payable for variation margin(2)	(31,126)	—	(31,126)
Forward contracts	Payable for open forward foreign currency contracts	—	(1,192,689)	(1,192,689)
Total Value—Liabilities		$(202,936)	$(1,192,689)	$(1,395,625)

(1)  "Swap contracts" reflects the appreciation (depreciation) of the interest rate swap contracts plus accrued interest and currency swap contracts plus accrued interest as of April 30, 2014, which is reflected in the Statement of Assets and Liabilities under the caption "Interest rate swaps, at value" and "Currency swaps, at value."

(2)  "Futures contracts" reflects the cumulative appreciation (depreciation) of futures contracts as of April 30, 2014, which is reflected in the Statement of Assets and Liabilities under the caption "Net unrealized appreciation (depreciation) in value of investments." The outstanding variation margin as of April 30, 2014, if any, is reflected in the Statement of Assets and Liabilities under the caption "Receivable/Payable for variation margin."

The impact of the use of these derivative instruments on the Statement of Operations during the six months ended April 30, 2014, was as follows:

Realized Gain (Loss)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Currency Risk	Total
Swap contracts	Net realized gain (loss) on: swap contracts	$(57,717)	$—	$(57,717)
Futures contracts	Net realized gain (loss) on: financial futures contracts	67,658	—	67,658
Forward contracts	Net realized gain (loss) on: forward foreign currency contracts	—	232,994	232,994
Total Realized Gain (Loss)		$9,941	$232,994	$242,935

Change in Appreciation (Depreciation)

Derivative Type	Statement of Operations Location	Interest Rate Risk	Currency Risk	Total
Swap contracts	Change in net unrealized appreciation (depreciation) in value of: swap contracts	$88,233	$2,583	$90,816
Futures contracts	Change in net unrealized appreciation (depreciation) in value of: financial futures contracts	(31,126)	—	(31,126)
Forward contracts	Change in net unrealized appreciation (depreciation) in value of: forward foreign currency contracts	—	(265,123)	(265,123)
Total Change in Appreciation (Depreciation)		$57,107	$(262,540)	$(205,433)

39

The Fund adopted the provisions of Accounting Standards Update 2011-11 Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"). ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Pursuant to ASU 2011-11, an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Fund's derivative assets and liabilities at fair value by type are reported gross in the Statement of Assets and Liabilities. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of April 30, 2014.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Swap contracts	$156,223	$—	$156,223
Forward contracts	1,152,197	—	1,152,197
Total	$1,308,420	$—	$1,308,420

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount(b)
Goldman Sachs International	$538,780	$(507,973)	$—	$30,807
JP Morgan Chase Bank, N.A.	769,640	(769,640)	—	—
Total	$1,308,420	$(1,277,613)	$—	$30,807

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Swap contracts	$(171,810)	$—	$(171,810)
Forward contracts	(1,192,689)	—	(1,192,689)
Total	$(1,364,499)	$—	$(1,364,499)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount(c)
Goldman Sachs International	(507,973)	$507,973	$—	$—
JP Morgan Chase Bank, N.A.	(856,526)	769,640	86,886	—
Total	(1,364,499)	$1,277,613	$86,886	$—

(a)  Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2014, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized by the Fund to each counterparty as of April 30, 2014.

40

13  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

14  Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

The Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.55% of the Fund's average daily net assets.

The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.06% of its average daily net assets under this agreement. In addition, Institutional Class pays Management an administration fee at the annual rate of 0.09% of its average daily net assets and Class A and Class C each pays Management an administration fee at the annual rate of 0.21% of its average daily net assets, under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Management has contractually agreed to waive current payment of fees and/or reimburse certain expenses of the Institutional Class, Class A and Class C of the Fund so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to the Fund's direct expenses and exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and dividend and interest expenses on short sales, if any; consequently, net expenses may exceed the contractual expense limitations. The Fund has agreed that each of its respective classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees were waived or reimbursed. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended April 30, 2014, there was no repayment to Management under this agreement.

At April 30, 2014, contingent liabilities to Management under the agreement were as follows:

				Expenses Reimbursed in Fiscal Period Ending, October 31,
				2013(2)	2014
				Subject to Repayment Until October 31,
Class	Contractual Expense Limitation(1)		Expiration	2016	2017
Institutional Class	0.90	%(3)	10/31/17	$223,521	$93,103
Class A	1.27	%(3)	10/31/17	2,100	1,060
Class C	2.02	%(3)	10/31/17	2,090	1,032

(1)  Expense limitation per annum of the respective class's average daily net assets.

(2)  Period from September 27, 2013 (Commencement of Operations) to October 31, 2013.

41

(3)  In addition, Management voluntarily waived expenses as necessary to maintain a minimum yield from September 27, 2013 (Commencement of Operations) to September 30, 2013. For the period ended October 31, 2013, voluntary reimbursements for the Institutional Class, Class A and Class C amounted to $8,376, $7 and $11, respectively. These amounts are not subject to recovery by Management. This undertaking was in addition to the contractual undertakings as stated above.

Neuberger Berman Fixed Income LLC ("NBFI") and (effective December 1, 2013) Neuberger Berman Europe Limited ("NBEL"), as the sub-advisers to the Fund, are retained by Management to choose the Fund's investments and handle its day-to-day business for the portion of the Fund's assets allocated to each by Management, and each receives a monthly fee paid by Management. As investment manager, Management is responsible for overseeing the investment activities of NBFI and NBEL. Several individuals who are officers and/or Trustees of the Trust are also employees of NBFI, NBEL and/or Management.

The Fund also has a distribution agreement with Management with respect to each class of shares. Management acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears advertising and promotion expenses.

However, Management receives fees from Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, Management's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, Management receives from each of these respective classes a fee at the annual rate of 0.25% of Class A's and 1.00% of Class C's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of the Fund are generally sold with an initial sales charge of up to 4.25%. Class A shares of the Fund are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of the Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2014, Management, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charges	CDSC	Net Initial Sales Charges	CDSC
Class A	$—	$—	$—	$—
Class C	—	—	—	—

Note C—Securities Transactions:

During the six months ended April 30, 2014, there were purchases and sales of long-term securities (excluding interest rate swaps, cross currency swaps, forward contracts and financial futures contracts) of $98,609,340 and $56,977,504, respectively.

42

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2014 and for the period ended October 31, 2013 was as follows:

	For the Six Months Ended April 30, 2014						For the Period Ended October 31, 2013(1)
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions		Shares Redeemed	Total		Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Institutional Class	5,246	345		(0)[z]	5,591		8,526	30	—	8,556
Class A	1	0	[z]	—	1		5	—	—	5
Class C	—	0	[z]	—	0	[z]	5	—	—	5

(1)  Period from September 27, 2013 (Commencement of Operations) to October 31, 2013.

z  A zero balance, if any, reflects an actual amount rounding to less than 1,000.

Other: At April 30, 2014, Neuberger Berman Strategic Income Fund, which is also managed by Management, held 91.50% of the outstanding shares of the Fund. In addition, at April 30, 2014, there was an affiliated investor owning 0.1% of the Fund's outstanding shares.

Note E—Recent Accounting Pronouncement:

In June 2013, the Financial Accounting Standards Board ("FASB") issued "Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 on the Fund's financial statements, Management expects that the impact of the Fund's adoption will be limited to additional financial statement disclosures.

Note F—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

43

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Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as
$0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00%) per share are presented as 0.00% or (0.00%), respectively. Net Asset amounts with a zero balance may reflect actual amounts rounding to less than $0.1 million. A "—"
indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)@	Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions
Emerging Markets Debt Fund§
Institutional Class
4/30/2014 (Unaudited)	$10.20	$0.25	$(0.13)	$0.12	$(0.28)	$(0.02)	$(0.30)
Period from 9/27/2013^ to 10/31/2013	$10.00	$0.04	$0.20	$0.24	$(0.04)	$—	$(0.04)
Class A
4/30/2014 (Unaudited)	$10.20	$0.23	$(0.13)	$0.10	$(0.26)	$(0.02)	$(0.28)
Period from 9/27/2013^ to 10/31/2013	$10.00	$0.03	$0.20	$0.23	$(0.03)	$—	$(0.03)
Class C
4/30/2014 (Unaudited)	$10.20	$0.19	$(0.13)	$0.06	$(0.22)	$(0.02)	$(0.24)
Period from 9/27/2013^ to 10/31/2013	$10.00	$0.03	$0.20	$0.23	$(0.03)	$—	$(0.03)

See Notes to Financial Highlights

45

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets#		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
Emerging Markets Debt Fund§
Institutional Class
4/30/2014 (Unaudited)	$10.02	1.26	%**	$141.7	1.07	%*	.91	%*	5.09	%*	55	%**
Period from 9/27/2013^ to 10/31/2013	$10.20	2.36	%**	$87.2	1.64	%‡*	.80	%‡*	3.60	%‡*	5	%**
Class A
4/30/2014 (Unaudited)	$10.02	1.08	%**	$0.1	5.45	%*	1.28	%*	4.72	%*	55	%**
Period from 9/27/2013^ to 10/31/2013	$10.20	2.32	%**	$0.0	42.54	%‡*	1.13	%‡*	3.28	%‡*	5	%**
Class C
4/30/2014 (Unaudited)	$10.02	.70	%**	$0.1	6.20	%*	2.02	%*	3.94	%*	55	%**
Period from 9/27/2013^ to 10/31/2013	$10.20	2.26	%**	$0.0	43.10	%‡*	1.79	%‡*	2.60	%‡*	5	%**

46

Notes to Financial Highlights (Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period and assumes income dividends and other distributions, if any, were reinvested, but does not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses.

^  The date investment operations commenced.

‡  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

@  Calculated based on the average number of shares outstanding during each fiscal period.

*  Annualized.

**  Not annualized.

#  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

§  Effective June 2, 2014, Neuberger Berman Emerging Markets Income Fund changed its name to Neuberger Berman Emerging Markets Debt Fund.

47

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Sub-Advisers

Neuberger Berman Fixed Income LLC
190 South LaSalle Street
Chicago, IL 60603

Neuberger Berman Europe Limited
Lansdowne House
57 Berkeley Square
London, United Kingdom W1J 6ER

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

For Class A and Class C Shareholders:

Please contact your investment provider

Institutional Class Shareholders Address correspondence to:

Neuberger Berman Management LLC

605 Third Avenue, Mail Drop 2-7

New York, NY 10158-0180

Attn: Intermediary Client Services 800.366.6264

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

48

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

49

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Investment manager: Neuberger Berman Management LLC

Sub-advisers: Neuberger Berman Fixed Income LLC
Neuberger Berman Europe Limited

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

 P0093 06/14

Neuberger Berman
Income Funds

Investor Class Shares
Trust Class Shares
Institutional Class Shares

Core Bond Fund

Floating Rate Income Fund

High Income Bond Fund

Municipal Intermediate Bond Fund

Class A Shares
Class C Shares
Class R3 Shares
Class R6 Shares

New York Municipal Income Fund

Short Duration Bond Fund

Short Duration High Income Fund

Strategic Income Fund

Unconstrained Bond Fund

Semi-Annual Report

April 30, 2014

Contents

THE FUNDS

President's Letter	1

PORTFOLIO COMMENTARY

Core Bond Fund	2
Floating Rate Income Fund	4
High Income Bond Fund	6
Municipal Intermediate Bond Fund	8
New York Municipal Income Fund	10
Short Duration Bond Fund	12
Short Duration High Income Fund	14
Strategic Income Fund	16
Unconstrained Bond Fund	18
FUND EXPENSE INFORMATION	23

SCHEDULE OF INVESTMENTS

Core Bond Fund	25
Floating Rate Income Fund	31
High Income Bond Fund	37
Municipal Intermediate Bond Fund	48
New York Municipal Income Fund	54
Short Duration Bond Fund	56
Short Duration High Income Fund	61
Strategic Income Fund	70
Unconstrained Bond Fund	88
FINANCIAL STATEMENTS	104

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved.

FINANCIAL HIGHLIGHTS (ALL CLASSES)/PER SHARE DATA

Core Bond Fund	146
Floating Rate Income Fund	148
High Income Bond Fund	148
Municipal Intermediate Bond Fund	152
New York Municipal Income Fund	154
Short Duration Bond Fund	154
Short Duration High Income Fund	156
Strategic Income Fund	158
Unconstrained Bond Fund	160
Directory	163
Proxy Voting Policies and Procedures	164
Quarterly Portfolio Schedule	164
Board Consideration of the Management and Sub-Advisory Agreements	164

The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman Group LLC. "Neuberger Berman Management LLC" and the individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Management LLC. ©2014 Neuberger Berman Management LLC. All rights reserved.

President's Letter

Dear Shareholder,

I am pleased to present this semi-annual shareholder report for the Neuberger Berman Income Funds.

This report includes the new Neuberger Berman Unconstrained Bond Fund, which was launched on February 13, 2014. The Fund seeks maximum total return and utilizes an absolute return-type approach. To pursue its goal, the Fund employs a flexible strategy that calls for investing in both long and short positions in a broad array of bonds and other debt securities and currencies around the world.

Shifting gears to the overall U.S. fixed income market, it overcame a weak start and ultimately generated a positive return during the six months ended April 30, 2014. The market was initially dragged down by rising interest rates amid expectations for improving economic growth and indications from the U.S. Federal Reserve (Fed) that it would begin tapering its asset purchase program. After peaking at the end of 2013, however, Treasury yields generally declined over the next four months. We believe this turnaround was due to a number of factors, including sharply decelerating economic growth and geopolitical issues that triggered several flights to quality.

All told, the overall bond market, as measured by the Barclays U.S. Aggregate Bond Index, gained 1.74% during the six-month reporting period. Non-Treasury securities also produced positive results and outperformed equal-duration Treasuries. In general, investors who assumed greater risk were rewarded with higher returns. Among the best performers were high yield and investment grade corporate bonds, as well as emerging market debt.

Looking ahead, with the harsh winter behind us, we believe the pace of the U.S. economic expansion could improve. Still, growth may likely be far from robust and, in our view, inflation should be generally kept at bay. The Fed's quantitative easing program appears likely to conclude before the end of the year. However, the Fed expects to maintain the federal funds rate at its historically low level for "a considerable time after the asset purchase program ends."

We believe our fixed income funds are appropriately positioned in the current environment and we anticipate maintaining overweight positions in non-Treasuries relative to their benchmarks. We also feel that fundamentals in the tax-free market will continue to improve. As always, we will actively manage our fixed income funds and adjust their portfolios as we feel appropriate given changing economic and investment conditions.

Thank you for your continued support and trust. We look forward to continue serving your investment needs in the years to come.

Sincerely,

ROBERT CONTI
PRESIDENT AND CEO
NEUBERGER BERMAN MUTUAL FUNDS

Core Bond Fund Commentary

Neuberger Berman Core Bond Fund Institutional Class generated a 2.04% total return for the six months ended April 30, 2014 and outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which provided a 1.74% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall fixed income market experienced periods of volatility but generated a modest gain over the six-month period. Both short- and long-term Treasury yields moved higher as the economy continued to expand. The yield on the 10-year Treasury began the period at 2.54% and rose as high as 3.01% by the end of 2013, before easing back to 2.65% at the conclusion of the period. Investor sentiment was impacted by a number of factors, including mixed global economic data, asset purchase tapering by the U.S. Federal Reserve (Fed) and geopolitical tensions. Most non-Treasury securities produced positive returns and outperformed equal-duration Treasuries during the reporting period.

The Fund's allocation to investment grade corporate bonds was beneficial. In particular, our exposure to financials and selection of AAA-rated and BBB-rated credits contributed to performance. Elsewhere, an allocation to commercial mortgage-backed securities was also additive for results. Duration and yield curve positioning were slightly negative for results. The Fund used Treasury and interest rate futures during the reporting period to assist in managing its duration positioning, which modestly detracted from results.

There were no significant changes to the portfolio during the reporting period.

Severe winter weather in parts of the country was a headwind for economic growth during the reporting period. The question remains how much of a snapback will occur as the year progresses. In our view, the economy should gain some traction, although any growth may likely be far from robust. Against this backdrop, we believe inflation will remain well contained. To us, it looks increasingly likely that the Fed's monthly asset purchase program will conclude in the fourth quarter of 2014. However, we do not feel that the federal funds rate will be increased until 2015. As in the past, we anticipate adhering to our long-held strategy of overweighting non-Treasury sectors as we continue to feel this approach is suitable for long-term investors.

Sincerely,

THANOS BARDAS, DAVID M. BROWN, ANDREW A. JOHNSON, THOMAS J. MARTHALER AND BRADLEY C. TANK
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The bond ratings noted above represent segments of the Barclays U.S. Aggregate Bond Index, which are determined based on the middle ratings issued by Standard & Poor's, Moody's and Fitch.

Core Bond Fund

TICKER SYMBOLS

Investor Class	NCRIX
Institutional Class	NCRLX
Class A	NCRAX
Class C	NCRCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	0.3%
Corporate Debt Securities	28.0
Government Securities	0.1
Mortgage-Backed Securities	39.5
U.S. Government Agency Securities	2.1
U.S. Treasury Securities	27.4
Short-Term Investments	15.2
Liabilities, less cash, receivables and other assets	(12.6)
Total	100.0%

PERFORMANCE HIGHLIGHTS2,18

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	5 Years	10 Years	Life of Fund
At NAV
Investor Class[3]	02/01/1997	1.84%	-0.91%	6.88%	4.75%	5.28%
Institutional Class[3]	10/01/1995	2.04%	-0.51%	7.32%	5.17%	5.68%
Class A4	12/20/2007	1.74%	-0.92%	6.87%	4.88%	5.52%
Class C4	12/20/2007	1.37%	-1.75%	6.09%	4.38%	5.26%
With Sales Charge
Class A4		-2.59%	-5.16%	5.95%	4.42%	5.28%
Class C4		0.37%	-2.72%	6.09%	4.38%	5.26%
Index
Barclays U.S. Aggregate Bond Index[1,14]		1.74%	-0.26%	4.88%	4.83%	5.78%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 2.24%, 2.63%, 2.14% and 1.50% for Investor Class, Institutional Class, Class A and Class C shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 2.00%, 2.46%, 1.99% and 1.33% for Investor Class, Institutional Class, Class A and Class C shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2013 were 1.10%, 0.62%, 1.05% and 1.76% for Investor Class, Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.86%, 0.46%, 0.86% and 1.61% for Investor Class, Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Floating Rate Income Fund Commentary

Neuberger Berman Floating Rate Income Fund Class A at NAV generated a 1.20% total return for the six months ended April 30, 2014 but underperformed its benchmark, the S&P/LSTA Leveraged Loan Index, which provided a 2.29% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The floating rate bank loan market posted a modest gain during the reporting period. Supporting the market were overall solid demand amid a backdrop of continued economic growth, low defaults and generally positive corporate fundamentals. For the six-month period, B-rated securities in the index gained 2.32%, whereas BB-rated and CCC-rated securities returned 1.27% and 7.93%, respectively.

The Fund eliminated its position in non-floating rate long-term securities during the reporting period. We have the flexibility to allocate up to 20% of the portfolio to these securities, and we have usually invested in fixed-rate senior secured bonds for this purpose. The Fund's non-floating rate allocation began the period at approximately 6.3% of the portfolio and ended at zero percent. This change is indicative of the fact that we found floating rate loan yields to be more attractive relative to their non-floating rate counterparts.

We continued to actively participate in the new issuance market by emphasizing securities in the primary versus the secondary bank loan market due to the former's higher current yields. We also felt securities in the new issue market provided better opportunities on a total return basis. Throughout the period we emphasized loans in the primary market from issuers that we found to have appropriate capital structures, positive operating momentum and relatively low leverage.

The Fund's quality biases detracted from performance. In particular, our underweight to CCC-rated securities and lower was not rewarded given their strong returns. This more than offset the Fund's security selection in BB-rated holdings and higher. During the period, we reduced the Fund's exposure to BB-rated securities and higher, while increasing its allocation to securities rated B and CCC. This adjustment was made as lower quality loans cheapened versus higher quality loans.

From a sector perspective, security selection in business equipment & services, food services and oil & gas were the largest contributors to performance. In contrast, security selection in utilities, printing & publishing and telecommunications detracted the most from results during the reporting period.

We continue to have a positive outlook for the floating rate bank loan market. In our view, the market continues to have solid fundamentals overall. In addition, we believe corporate earnings allow most issuers to generate free cash flow. Furthermore, defaults currently remain significantly below their long-term annual average of 4% and we feel this trend will continue throughout 2014. Despite the U.S. Federal Reserve's (Fed) continued tapering of its asset purchase program, we do not anticipate that it will raise the federal funds rate until late 2015 at the earliest. Against this backdrop, we believe that investor demand for floating rate loans will be solid overall. Still, potential missteps by the Fed and global macro issues could trigger periods of increased market volatility and flights to quality.

Sincerely,

ANN H. BENJAMIN, THOMAS P. O'REILLY, JOSEPH P. LYNCH, STEPHEN CASEY AND DANIEL DOYLE
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The loan ratings noted above represent segments of the S&P/LSTA Leveraged Loan Index, which are determined based on the ratings issued by Standard & Poor's.

Floating Rate Income Fund

TICKER SYMBOLS

Institutional Class	NFIIX
Class A	NFIAX
Class C	NFICX

PORTFOLIO BY MATURITY DISTRIBUTION

(as a % of Total Investments)
Less than One Year	5.2%
One to less than Five Years	31.8
Five to less than Ten Years	63.0
Ten Years or Greater	0.0
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	Life of Fund
At NAV
Institutional Class[5]	12/30/2009	1.39%	2.66%	5.62%
Class A	12/29/2009	1.20%	2.28%	5.22%
Class C5	12/30/2009	0.83%	1.52%	4.47%
With Sales Charge
Class A		-3.13%	-2.06%	4.18%
Class C5		-0.17%	0.53%	4.47%
Index
S&P/LSTA Leveraged Loan Index[1,14]		2.29%	3.84%	6.47%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 3.60%, 3.10% and 2.49% for Institutional Class, Class A and Class C shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 3.52%, 3.01% and 2.40% for Institutional Class, Class A and Class C shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2013 were 0.82%, 1.19% and 1.94% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.72%, 1.09% and 1.83% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

High Income Bond Fund Commentary

Neuberger Berman High Income Bond Fund Investor Class generated a 3.83% total return for the six months ended April 30, 2014, but underperformed its benchmark, the BofA Merrill Lynch US High Yield Master II Constrained Index, which provided a 4.76% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall fixed income market experienced periods of volatility but generated a modest gain during the six-month reporting period. Investor sentiment was impacted by a number of factors, including mixed global economic data, asset purchase tapering by the U.S. Federal Reserve (Fed) and geopolitical tensions. The high yield market posted positive returns during all six months of the period and significantly outperformed equal-duration Treasuries. Supporting the high yield market were generally robust investor demand, low defaults and corporate profits that often exceeded Wall Street expectations. For the six months ended April 30, 2014, CCC-rated and lower (a relatively low rating) securities in the benchmark and BB-rated (rated higher) securities returned 5.79% and 4.67%, respectively.

Security selection in the aggregate was a negative for the Fund's performance relative to the index. The largest detractors came from our holdings in the metals & mining, utilities and media-diversified sectors. This was somewhat mitigated by positive security selection in technology & electronics, support services and energy.

Sector positioning, overall, detracted from relative performance during the reporting period. In particular, underweights in banking and paper, along with an overweight in gaming, were negative for results. This was partially offset by our overweights in media-broadcast, printing & publishing and technology.

The Fund's quality biases produced mixed results during the reporting period. The Fund's overweight allocation to CCC-rated securities modestly contributed to performance during the reporting period. However, this was more than offset by security selection of B-rated and BB-rated securities.

We made several adjustments to the portfolio during the reporting period. We increased the Fund's allocation to B-rated bonds, moving from an underweight to a slight overweight position. The Fund's allocation to bonds rated CCC and lower was reduced, although we remained overweight relative to the index. Elsewhere, we increased the Fund's out-of-index allocation to bank loans from approximately 4.8% to 10.7% of the portfolio. We found the bank loan market to be more attractive from a valuation perspective versus high yield bonds.

While spreads have meaningfully tightened since the credit crisis, we continue to have a positive outlook for the high yield market. In our view, fundamentals continue to be solid, with corporate balance sheets that are by and large flush with cash. Furthermore, numerous companies have taken advantage of low rates to reduce their borrowing costs and extend maturities. Against this backdrop, we anticipate that defaults will remain well below their long-term average. While we believe that investor demand should continue to be solid overall, there could be periods of risk aversion. This could be triggered by a number of factors, including uncertainties surrounding the global economy, as well as geopolitical issues.

Sincerely,

ANN H. BENJAMIN, THOMAS P. O'REILLY, RUSS COVODE AND DANIEL DOYLE
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The bond ratings noted above represent issues with a credit rating of BBB or below as rated by Moody's and Standard & Poor's.

High Income Bond Fund

TICKER SYMBOLS

Investor Class	NHINX
Institutional Class	NHILX
Class A	NHIAX
Class C	NHICX
Class R3	NHIRX
Class R6	NRHIX

PORTFOLIO BY MATURITY DISTRIBUTION

(as a % of Total Investments)
Less than One Year	4.1%
One to less than Five Years	21.0
Five to less than Ten Years	71.5
Ten Years or Greater	3.4
Total	100.0%

PERFORMANCE HIGHLIGHTS6,19

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	5 Years	10 Years	Life of Fund
At NAV
Investor Class[7]	02/01/1992	3.83%	5.64%	14.32%	8.09%	8.24%
Institutional Class[8]	05/27/2009	3.90%	5.67%	14.54%	8.19%	8.28%
Class A8	05/27/2009	3.70%	5.37%	14.07%	7.97%	8.18%
Class C8	05/27/2009	3.32%	4.49%	13.25%	7.58%	8.01%
Class R3[8]	05/27/2009	3.58%	5.02%	13.80%	7.85%	8.12%
Class R6[8]	03/15/2013	3.94%	5.86%	14.35%	8.11%	8.24%
With Sales Charge
Class A8		-0.73%	0.92%	13.08%	7.50%	7.97%
Class C8		2.33%	3.51%	13.25%	7.58%	8.01%
Index
BofA Merrill Lynch US High Yield Master II Constrained Index[1,14]		4.76%	6.29%	15.78%	8.69%	N/A

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 3.83%, 3.98%, 3.43%, 2.84%, 3.35% and 4.05% for Investor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2013 were 0.84%, 0.70%, 1.09%, 1.83%,1.32% and 0.62% for Investor Class, Institutional Class, Class A, Class C, Class R3 and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any).

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Municipal Intermediate Bond Fund Commentary

Neuberger Berman Municipal Intermediate Bond Fund Investor Class generated a 3.14% total return for the six months ended April 30, 2014 and outperformed its benchmark, the Barclays 7-Year G.O. Index, which provided a 2.69% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

After a challenging start, the municipal bond market rallied and generated positive results during the six-month reporting period. There were several factors triggering the turnaround in the municipal market, including improving investor demand given attractive valuations. At the same time, new issuance was down significantly during the first four months of 2014. Also supporting the municipal market were improving fundamentals, as tax revenues increased and helped many municipalities shore up their balance sheets. While a number of overhangs remained, including bankruptcy proceedings in Detroit and longer-term credit issues in Puerto Rico, they appeared to move to the back burner as the period progressed.

We tactically adjusted the Fund's duration during the reporting period. Overall, having a duration that was modestly longer than the index contributed to performance as longer-term municipal rates declined. In terms of the Fund's yield curve positioning, we maintained a barbell approach (investing in shorter and longer maturities). In contrast, the Fund's benchmark is concentrated in the intermediate range (six- to eight-year portion of the curve). Yield curve positioning was also beneficial for performance given our overweight in the 10-year range and an underweight to the seven-year portion of the curve relative to the benchmark.

Overall, the Fund maintained a lower-quality bias, which was a modest contributor to performance. Individual security selection was a detractor from performance, in particular a new position in Illinois. Elsewhere, a small position in Puerto Rico detracted from performance. Despite Puerto Rican bonds rallying in the latter part of the reporting period, it was not enough to make up for weak results during the first two months of the period.

In general, we maintain our positive outlook for the municipal market. From a historical perspective, we believe municipal valuations remain attractive versus their Treasury counterparts. In our view, municipal fundamentals could continue to improve, with tax revenues rising amid a backdrop of continued economic growth. We also think headline risks have moderated, in part due to Puerto Rico's successful new offering in March 2014. We are also positive about supply/demand technicals. We anticipate new municipal supply will be relatively muted as the year progresses, while we foresee improving investor demand. On the flip side, we are cautious on the direction of Treasury yields. While longer-term yields have declined from their peak at the end of 2013, we believe they could move higher if the economy gains some traction and if the market starts "pricing in" rate hikes by the U.S. Federal Reserve.

Sincerely,

JAMES L. ISELIN AND S. BLAKE MILLER
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The bond ratings noted above represent segments of the Barclays 7-Year G.O. Index, which are determined based on the averaging ratings issued by Standard & Poor's, Moody's and Fitch.

Municipal Intermediate Bond Fund

TICKER SYMBOLS

Investor Class	NMUIX
Institutional Class	NMNLX
Class A	NMNAX
Class C	NMNCX

PORTFOLIO BY STATE AND TERRITORY

(as a % of Total Net Assets)
Arkansas	2.1%
California	12.3
Colorado	1.6
District of Columbia	2.0
Florida	10.3
Georgia	3.3
Illinois	10.1
Indiana	5.3
Kansas	0.5
Louisiana	1.5
Massachusetts	0.5
Michigan	2.3
Minnesota	0.6
Mississippi	3.2
Missouri	0.5
Montana	1.3
Nevada	0.5
New Jersey	5.7
New York	7.4
North Carolina	0.7
Ohio	0.9
Oregon	0.3
Pennsylvania	3.1
Puerto Rico	0.8
Rhode Island	2.5
South Carolina	4.2
Tennessee	3.1
Texas	7.4
Utah	2.2
Virginia	2.4
Washington	0.5
Cash, receivables and other assets, less liabilities	0.9
Total	100.0%

PERFORMANCE HIGHLIGHTS10

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	5 Years	10 Years	Life of Fund
At NAV
Investor Class	07/09/1987	3.14%	0.23%	4.23%	3.67%	5.03%
Institutional Class[11]	06/21/2010	3.22%	0.38%	4.34%	3.73%	5.05%
Class A11	06/21/2010	3.03%	0.01%	4.04%	3.58%	4.99%
Class C11	06/21/2010	2.65%	-0.73%	3.44%	3.28%	4.88%
With Sales Charge
Class A11		-1.32%	-4.20%	3.14%	3.13%	4.82%
Class C11		1.65%	-1.71%	3.44%	3.28%	4.88%
Index
Barclays 7-Year G.O. Index[1,14]		2.69%	0.98%	4.71%	4.82%	5.94%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 1.73%, 1.88%, 1.45% and 0.77% for Investor Class, Institutional Class, Class A and Class C shares, respectively. The tax-equivalent yields were 3.06%, 3.32%, 2.56% and 1.36% for Investor Class, Institutional Class, Class A and Class C shares, respectively, for a shareholder in the highest federal income tax bracket (39.6% plus 3.8% Medicare contribution tax).9 Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 1.52%, 1.67%, 1.26% and 0.61% for Investor Class, Institutional Class, Class A and Class C shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2013 were 0.83%, 0.67%, 1.06% and 1.86% for Investor Class, Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.65%, 0.50%, 0.87% and 1.62% for Investor Class, Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

New York Municipal Income Fund Commentary

Neuberger Berman New York Municipal Income Fund Institutional Class generated a 2.98% total return for the six months ended April 30, 2014 and outperformed its benchmark, the Barclays 7-Year G.O. Index, which provided a 2.69% return for the period.

After a challenging start, the municipal bond market rallied and generated positive results during the six-month reporting period. There were several factors triggering the turnaround in the municipal market, including improving investor demand given attractive valuations. At the same time, new issuance was down significantly during the first four months of 2014. Also supporting the municipal market were improving fundamentals, as tax revenues increased and helped many municipalities shore up their balance sheets. While a number of overhangs remained, including bankruptcy proceedings in Detroit and longer-term credit issues in Puerto Rico, they appeared to move to the back burner as the reporting period progressed.

We tactically adjusted the Fund's duration during the reporting period. Overall, having a duration that was modestly longer than the index contributed to performance as longer-term municipal rates declined. In terms of the Fund's yield curve positioning, we maintained a barbell approach (investing in shorter and longer maturities). In contrast, the Fund's benchmark is concentrated in the intermediate range (six- to eight-year portion of the curve). Yield curve positioning was also beneficial for performance given our overweight in the 10-year range and an underweight to the seven-year portion of the curve relative to the benchmark.

Overall, the Fund maintained a lower-quality bias, which was a modest contributor to performance. A small allocation to lower-rated BBB municipal bonds also contributed to results. Individual security selection was a detractor from performance. Elsewhere, a modest position in Puerto Rico detracted from performance. Despite Puerto Rican bonds rallying in the latter part of the reporting period, it was not enough to make up for weak results during the first two months of the period.

In general, we maintain our positive outlook for the municipal market. From a historical perspective, we believe municipal valuations remain attractive versus their Treasury counterparts. In our view, municipal fundamentals could continue to improve, with tax revenues rising amid a backdrop of continued economic growth. We also think headline risks have also moderated, in part due to Puerto Rico's successful new offering in March 2014. We are also positive about supply/demand technicals. We anticipate that new municipal supply will be relatively muted as the year progresses, while we foresee improving investor demand. On the flip side, we are cautious on the direction of Treasury yields. While longer-term yields have declined from their peak at the end of 2013, we believe they could move higher if the economy gains some traction and if the market starts "pricing in" rate hikes by the U.S. Federal Reserve.

Sincerely,

JAMES L. ISELIN AND S. BLAKE MILLER
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The bond ratings noted above represent segments of the Barclays 7-Year G.O. Index, which are determined based on the averaging ratings (the historical average default rates) issued by Standard & Poor's, Moody's and Fitch.

New York Municipal Income Fund

TICKER SYMBOLS

Institutional Class	NMIIX

PORTFOLIO BY STATE AND TERRITORY

(as a % of Total Net Assets)
New York	97.4%
Puerto Rico	0.7
Cash, receivables and other assets, less liabilities	1.9
Total	100.0%

PERFORMANCE HIGHLIGHTS10

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	Life of Fund
At NAV
Institutional Class	03/11/2013[16]	2.98%	0.34%	1.13%
Index
Barclays 7-Year G.O. Index[1,14]		2.69%	0.98%	1.92%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yield was 1.41% for Institutional Class. The tax-equivalent yield was 2.49% for Institutional Class for a shareholder in the highest federal income tax bracket (39.6% plus 3.8% Medicare contribution tax).9

As stated in the Fund's most recent prospectus, the total annual operating expense ratio for fiscal year 2013 was 0.86% for Institutional Class shares (before expense reimbursements and/or fee waivers, if any).

Short Duration Bond Fund Commentary

Neuberger Berman Short Duration Bond Fund Investor Class generated a 0.35% total return for the six months ended April 30, 2014 but underperformed its benchmark, the Barclays U.S. 1-3 Year Government/Credit Index, which provided a 0.40% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall fixed income market experienced periods of volatility but generated a modest gain over the six-month period. Both short- and long-term Treasury yields moved higher as the economy continued to expand. The yield on the 10-year Treasury began the period at 2.54% and rose as high as 3.01% at the end of 2013, before easing back to 2.65% at the end of the period. Investor sentiment was impacted by a number of factors, including mixed global economic data, asset purchase tapering by the U.S. Federal Reserve (Fed) and geopolitical tensions. Most non-Treasury securities produced positive returns and outperformed equal-duration Treasuries during the reporting period.

The Fund's underweight to agency securities and yield curve positioning detracted from results during the reporting period. In contrast, our duration positioning contributed to performance. From a sector perspective, the Fund's allocations to agency mortgage-backed securities (MBS), investment grade corporate bonds and commercial mortgage-backed securities (CMBS) were beneficial for results.

There were several adjustments made to the portfolio during the reporting period. We increased the Fund's exposures to CMBS and asset-backed securities. Conversely, we pared the Fund's allocations to investment grade corporate bonds. In terms of the latter, we sold certain positions that we felt were potentially exposed to event risks, such as merger and acquisition activity. We also actively participated in the new issue market, initiating positions as well as extending the maturities of companies that we found to be attractive.

Severe winter weather in parts of the country was a headwind for growth during the reporting period. The question remains how much of a snapback will occur as the year progresses. In our view, the economy could gain some traction, although any growth should be far from robust. Against this backdrop, we believe inflation will remain well contained. It looks increasingly likely that the Fed's monthly asset purchase program will conclude in the fourth quarter of 2014. However, we do not feel that the federal funds rate will be increased until 2015. As in the past, we anticipate adhering to our long-held strategy of overweighting non-Treasury securities, as we continue to feel this approach is suitable for long-term investors.

Sincerely,

THOMAS SONTAG, MICHAEL FOSTER AND RICHARD GRAU
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Short Duration Bond Fund

TICKER SYMBOLS

Investor Class	NSBIX
Trust Class	NSBTX
Institutional Class	NSHLX
Class A	NSHAX
Class C	NSHCX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	13.2%
Corporate Debt Securities	39.1
Mortgage-Backed Securities	33.4
U.S. Treasury Securities	8.0
Short-Term Investments	8.2
Liabilities, less cash, receivables and other assets	(1.9)
Total	100.0%

PERFORMANCE HIGHLIGHTS15

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	5 Years	10 Years	Life of Fund
At NAV
Investor Class	06/09/1986	0.35%	0.37%	4.26%	1.85%	4.56%
Trust Class[12]	08/30/1993	0.42%	0.35%	4.18%	1.76%	4.49%
Institutional Class[12]	06/21/2010	0.58%	0.70%	4.42%	1.93%	4.59%
Class A12	06/21/2010	0.38%	0.28%	4.13%	1.78%	4.54%
Class C12	06/21/2010	-0.12%	-0.47%	3.53%	1.49%	4.43%
With Sales Charge
Class A12		-2.07%	-2.28%	3.60%	1.53%	4.44%
Class C12		-1.12%	-1.46%	3.53%	1.49%	4.43%
Index
Barclays U.S. 1-3 Year Government/Credit Index[1,14]		0.40%	0.69%	1.87%	2.93%	5.38%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 0.82%, 0.72%, 1.01%, 0.63% and 0.00% for Investor Class, Trust Class, Institutional Class, Class A and Class C shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 0.37%, 0.19%, 0.56%, 0.18% and 0.00% for Investor Class, Trust Class, Institutional Class, Class A and Class C shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2013 were 1.19%, 1.35%, 0.99%, 1.37% and 2.13% for Investor Class, Trust Class, Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.71%, 0.81%, 0.51%, 0.88% and 1.63% for Investor Class, Trust Class, Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 2.50% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Short Duration High Income Fund Commentary

Neuberger Berman Short Duration High Income Fund Institutional Class generated a 2.64% total return for the six months ended April 30, 2014, but lagged its benchmark, the BofA Merrill Lynch 0-5 Year BB-B US High Yield Constrained Index, which provided a 3.29% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall fixed income market experienced periods of volatility but generated a modest gain during the six-month reporting period. Investor sentiment was impacted by a number of factors, including mixed global economic data, asset purchase tapering by the U.S. Federal Reserve (Fed) and geopolitical tensions. The high yield market posted positive returns during all six months of the period and significantly outperformed equal-duration Treasuries. Supporting the high yield market were generally robust investor demand, low defaults and corporate profits that often exceeded expectations.

For the Fund, the sectors that were the most beneficial to absolute performance during the reporting period were energy, telecommunications and healthcare. While no sectors detracted from absolute performance, those adding the least value were consumer products, food, beverage and tobacco, and leisure.

From a quality perspective, approximately 91% of the portfolio was held in securities rated B and higher, as well as in cash. If we had allocated a larger portion of the portfolio to securities rated CCC, we would have likely further enhanced the Fund's absolute performance, as this portion of the market outperformed both B-rated and BB-rated securities.

While spreads have meaningfully tightened since the credit crisis, we continue to have a positive outlook for the high yield market. In our view, fundamentals continue to be solid, with corporate balance sheets that are by and large flush with cash. Furthermore, numerous companies have taken advantage of low rates to reduce their borrowing costs and extend maturities. Against this backdrop, we anticipate that defaults will remain well below their long-term average. While we believe that investor demand should continue to be solid overall, there could be periods of risk aversion. This could be triggered by a number of factors, including uncertainties surrounding the global economy and geopolitical issues.

Sincerely,

ANN H. BENJAMIN, THOMAS P. O'REILLY, RUSS COVODE AND DANIEL DOYLE
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The bond ratings noted above represent segments of the BofA Merrill Lynch 0-5 Year BB-B US High Yield Constrained Index, which are determined based on the averaging ratings (the historical average default rates) issued by Standard & Poor's, Moody's and Fitch.

Short Duration High Income Fund

TICKER SYMBOLS

Institutional Class	NHSIX
Class A	NHSAX
Class C	NHSCX

PORTFOLIO BY MATURITY DISTRIBUTION

(as a % of Total Investments)
Less than One Year	0.8%
One to less than Five Years	64.0
Five to less than Ten Years	35.2
Ten Years or Greater	0.0
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	Life of Fund
At NAV
Institutional Class	09/28/2012	2.64%	4.24%	6.03%
Class A	09/28/2012	2.45%	3.95%	5.70%
Class C	09/28/2012	2.07%	3.18%	4.92%
With Sales Charge
Class A		-1.88%	-0.43%	2.88%
Class C		1.07%	2.18%	4.92%
Index
BofA Merrill Lynch 0-5 Year BB-B US High Yield Constrained Index[1,14]		3.29%	6.05%	7.71%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 2.62%, 2.16% and 1.50% for Institutional Class, Class A and Class C shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 2.51%, 2.04% and 1.35% for Institutional Class, Class A and Class C shares, respectively.

As stated in the Fund's most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2013 were 1.18%, 1.74% and 3.80% for Institutional Class, Class A and Class C shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.75%, 1.12% and 1.87% for Institutional Class, Class A and Class C shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Strategic Income Fund Commentary

Neuberger Berman Strategic Income Fund Institutional Class generated a 3.38% total return for the six months ended April 30, 2014 and outperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which provided a 1.74% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall fixed income market experienced periods of volatility but generated a modest gain over the six-month period. Both short- and long-term Treasury yields moved higher as the economy continued to expand. The yield on the 10-year Treasury began the period at 2.54% and rose as high as 3.01% by the end of 2013, before easing back to 2.65% at the conclusion of the period. Investor sentiment was impacted by a number of factors, including mixed global economic data, asset purchase tapering by the U.S. Federal Reserve (Fed) and geopolitical tensions. Most non-Treasury securities produced positive returns and outperformed equal-duration Treasuries during the reporting period.

The Fund's allocation to investment grade corporate bonds was beneficial. In particular, our exposure to financials and security selection of BB-rated and BBB-rated securities contributed to performance. Elsewhere, allocations to commercial mortgage-backed securities (CMBS), high yield corporate bonds and emerging market debt were additive for results. Duration and yield curve positioning were slightly negative for results. The Fund used Treasury and interest rate futures during the reporting period to assist in managing its duration positioning, which modestly detracted from results.

There were some adjustments to the portfolio during the reporting period. We modestly added allocations to investment grade financial bonds, emerging market debt and global Treasuries. In contrast, we pared back the Fund's bank loan exposure.

Severe winter weather in parts of the country was a headwind for growth during the reporting period. The question remains how much of a snapback will occur as the year progresses. In our view, the economy could gain some traction, although any growth should be far from robust. Against this backdrop, we believe inflation will remain well contained. To us, it looks increasingly likely that the Fed's monthly asset purchase program will conclude in the fourth quarter of 2014. However, we do not feel that the federal funds rate will be increased until 2015. As in the past, we anticipate adhering to our long-held strategy of overweighting non-Treasury sectors as we continue to feel this approach is suitable for long-term investors.

Sincerely,

THANOS BARDAS, DAVID M. BROWN, ANDREW A. JOHNSON, THOMAS J. MARTHALER AND BRADLEY C. TANK
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

The bond ratings noted above represent segments of the Barclays U.S. Aggregate Bond Index, which are determined based on the middle ratings issued by Standard & Poor's, Moody's and Fitch.

Strategic Income Fund

TICKER SYMBOLS

Trust Class	NSTTX
Institutional Class	NSTLX
Class A	NSTAX
Class C	NSTCX
Class R6	NRSIX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	11.8%
Bank Loan Obligations	12.0
Corporate Debt Securities	39.9
Government Securities	5.0
Mortgage-Backed Securities	34.1
U.S. Government Agency Securities	0.4
U.S. Treasury Securities	7.1
Mutual Funds	10.1
Short-Term Investments	4.5
Liabilities, less cash, receivables and other assets	(24.9)
Total	100.0%

PERFORMANCE HIGHLIGHTS17

	Inception	Six Month Period Ended	Average Annual Total Return Ended 04/30/2014
	Date	04/30/2014	1 Year	5 Years	10 Years	Life of Fund
At NAV
Trust Class[13]	04/02/2007	3.30%	1.39%	8.85%	7.87%	7.73%
Institutional Class	07/11/2003	3.38%	1.75%	9.23%	8.13%	7.97%
Class A13	12/20/2007	3.27%	1.34%	8.81%	7.86%	7.72%
Class C13	12/20/2007	2.82%	0.64%	8.03%	7.36%	7.27%
Class R6[13]	03/15/2013	3.51%	1.82%	9.25%	8.13%	7.98%
With Sales Charge
Class A13		-1.15%	-2.93%	7.87%	7.39%	7.29%
Class C13		1.82%	-0.34%	8.03%	7.36%	7.27%
Index
Barclays U.S. Aggregate Bond Index[1,14]		1.74%	-0.26%	4.88%	4.83%	4.50%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 2.90%, 3.25%, 2.73%, 2.16% and 3.32% for Trust Class, Institutional Class, Class A, Class C and Class R6 shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 2.84%, 3.19%, 2.68%, 2.07% and 3.26% for Trust Class, Institutional Class, Class A, Class C and Class R6 shares, respectively.

As stated in the Fund's most recent prospectus, the total annual operating expense ratios for fiscal year 2013 were 1.19%, 0.82%, 1.22%, 1.95% and 0.79% for Trust Class, Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 1.11%, 0.76%, 1.16%, 1.86% and 0.69% for Trust Class, Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Unconstrained Bond Fund Commentary

Neuberger Berman Unconstrained Bond Fund Institutional Class generated a 0.94% total return for the period from its inception on February 13, 2014 through April 30, 2014 (the reporting period). In contrast, its benchmark, the BofA Merrill Lynch US 3-Month Treasury Bill Index, provided a 0.01% return for the period. (Performance for all share classes is provided in the table immediately following this letter.)

The overall fixed income market experienced periods of volatility but generated a positive gain during the reporting period. Short-term Treasury yields moved higher during the period, whereas longer-term yields declined. Most non-Treasury securities produced positive returns and outperformed equal-duration Treasuries.

The period from the Fund's inception through the end of April 2014 was largely dedicated to constructing its portfolio. In particular, we emphasized the spread sectors (i.e., those segments of the bond market where investors seek greater yield by undertaking the additional risks of investing in corporate or other securities not backed by the U.S. Treasury) over U.S. Treasury securities. We also established short positions in U.S., Japanese and European rates. Overall, this positioning was positive for the Fund's performance during the reporting period. The use of futures to hedge interest rate risk was generally a drag on performance due to lower interest rates over the period. Currency hedging during the period did not have a material impact on results. In addition, during the period the portfolio was positioned to be short interest rates through futures and be long various credit sectors in the cash markets to achieve overall results.

Severe winter weather in parts of the country was a headwind for economic growth during the reporting period. The question remains how much of a snapback will occur as the year progresses. In our view, the economy should gain some traction, although growth may likely be far from robust. Against this backdrop, we believe inflation will remain well contained. It looks increasingly likely that the U.S. Federal Reserve's monthly asset purchase program will conclude in the fourth quarter of 2014. However, we do not feel that the federal funds rate will be increased until 2015. We anticipate adhering to our strategy of maintaining long positions in non-Treasury securities and selective short positions in various global rates markets as we continue to feel this approach is suitable for investors.

Sincerely,

THANOS BARDAS, DAVID M. BROWN, ANDREW A. JOHNSON, THOMAS J. MARTHALER, JON JONSSON AND UGO LANCIONI
PORTFOLIO CO-MANAGERS

Information about principal risks of investing in the Fund is set forth in the prospectus and statement of additional information.

The portfolio composition, industries and holdings of the Fund are subject to change.

The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.

Unconstrained Bond Fund

TICKER SYMBOLS

Institutional Class	NUBIX
Class A	NUBAX
Class C	NUBCX
Class R6	NRUBX

PORTFOLIO BY TYPE OF SECURITY

(as a % of Total Net Assets)
Asset-Backed Securities	10.3%
Bank Loan Obligations	9.5
Corporate Debt Securities	28.0
Government Securities	32.5
Mortgage-Backed Securities	1.8
Municipal Notes	0.8
U.S. Treasury Securities	1.8
Short-Term Investments	9.2
Cash, receivables and other assets, less liabilities	6.1
Total	100.0%

PERFORMANCE HIGHLIGHTS

	Inception Date	Cumulative Total Return Ended 04/30/2014 Life of Fund
At NAV
Institutional Class	02/13/2014	0.94%
Class A	02/13/2014	0.86%
Class C	02/13/2014	0.72%
Class R6	02/13/2014	0.95%
With Sales Charge
Class A		-3.39%
Class C		-0.28%
Index
BofA Merrill Lynch US 3-Month Treasury Bill Index[1,14]		0.01%

The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit www.nb.com/performance.

The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

Returns would have been lower if Neuberger Berman Management LLC ("Management") had not reimbursed certain expenses and/or waived a portion of the investment management fees during the period shown. Repayment by a class (of expenses previously reimbursed and/or fees previously waived by Management) will decrease the class's returns. Please see Note B in the Notes to Financial Statements for specific information regarding expense reimbursement and/or fee waiver arrangements.

For the period ended April 30, 2014, the 30-day SEC yields were 2.77%, 2.29%, 1.65% and 2.84% for Institutional Class, Class A, Class C and Class R6 shares, respectively. Absent expense reimbursements and/or fee waivers, the 30-day SEC yields would have been 0.00% for Institutional Class, Class A, Class C and Class R6 shares.

As stated in the Fund's most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2014 were 1.24%, 1.61%, 2.36% and 1.17% for Institutional Class, Class A, Class C and Class R6 shares, respectively (before expense reimbursements and/or fee waivers, if any). The expense ratios were 0.88%, 1.25%, 2.00% and 0.81% for Institutional Class, Class A, Class C and Class R6 shares, respectively, after expense reimbursements and/or fee waivers.

Returns shown with a sales charge reflect the deduction of the current maximum initial sales charge of 4.25% for Class A shares and the contingent deferred sales charge (CDSC) for Class C shares. The CDSC for Class C shares is 1%, which is reduced to 0% after 1 year. The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses. Please see the prospectus for more information about sales charge structures, if any, and class expenses for your share class.

Endnotes

1  Please see "Glossary of Indices" on page 22 for a description of indices. Please note that individuals cannot invest directly in any index. The indices described in this report do not take into account any fees, expenses or tax consequences of investing in the individual securities that they track. Data about the performance of an index are prepared or obtained by Neuberger Berman Management LLC ("Management") and reflect the reinvestment of income dividends and other distributions, if any. The Fund may invest in securities not included in a described index and may not invest in all securities included in a described index.

2  The performance information for periods prior to June 13, 2005, is that of the Fund's predecessor, Ariel Premier Bond Fund ("Ariel Fund"). The investment policies, guidelines and restrictions of the Fund are in all material respects equivalent to those of Ariel Fund. Returns would have been lower if Ariel Fund's manager had not waived certain of its fees during these periods.

3  The performance information for Institutional Class is that of Ariel Fund Institutional Class for the period October 1, 1995 (inception date) through June 10, 2005. The performance information for Investor Class is that of Ariel Fund Institutional Class for the period October 1, 1995 through January 31, 1997 (the period prior to the Investor Class' inception date), and that of Ariel Fund Investor Class for the period February 1, 1997 through June 10, 2005. Ariel Fund Institutional Class had lower expenses and typically higher returns than Ariel Fund Investor Class.

4  The performance information for Class A and Class C prior to the classes' inception date is that of the Institutional Class of Neuberger Berman Core Bond Fund (please see Endnote 3). The performance information for the Institutional Class has been adjusted to reflect the appropriate sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees).The Institutional Class has lower expenses and typically higher returns than Class A and Class C.

5  The performance information for Institutional Class and Class C prior to the classes' inception date is that of Class A of Neuberger Berman Floating Rate Income Fund. The performance information (at NAV) of Class A has been adjusted to reflect the appropriate sales charge applicable to Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees). Class A has higher expenses and typically lower returns (at NAV) than Institutional Class. Class A has lower expenses and typically higher returns (at NAV) than Class C.

6  The performance information for the period April 1, 1996 through September 6, 2002, is that of the Fund's predecessor, Lipper High Income Bond Fund ("Lipper Fund"), and the performance information for the period February 1, 1992 through March 31, 1996, is that of Lipper Fund's predecessor partnership. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of Lipper Fund, and the investment policies, objectives, guidelines and restrictions of Lipper Fund were in all material respects equivalent to those of its predecessor partnership. As mutual funds registered under the Investment Company Act of 1940, as amended ("1940 Act"), the Fund is, and Lipper Fund was, subject to certain restrictions under the 1940 Act and the Internal Revenue Code of 1986, as amended ("Code"), to which Lipper Fund's predecessor partnership was not subject. Had Lipper Fund's predecessor partnership been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected. Returns would have been lower if Lipper Fund's manager had not waived certain of its fees during these periods.

7  The performance information for Investor Class is that of Lipper Fund Premier Class for the period April 1, 1996 through September 6, 2002, and that of Lipper Fund's predecessor partnership for the period February 1, 1992 (inception date) through March 31, 1996.

8  The performance information for Institutional Class, Class A, Class C, Class R3 and Class R6 prior to the classes' respective inception dates is that of the Investor Class of Neuberger Berman High Income Bond Fund (please see Endnote 7). The performance information of the Investor Class has been adjusted to reflect the appropriate sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees). The Investor Class has lower expenses and typically higher returns than Class A, Class C and Class R3. The Investor Class has higher expenses and typically lower returns than Institutional Class and Class R6.

9  Tax-equivalent effective yield is the taxable effective yield that a shareholder would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 39.6% plus the 3.8% Medicare contribution tax, assuming that all of the Fund's income is exempt from federal income taxes.

10  A portion of the Fund's income may be a tax preference item for purposes of the federal alternative minimum tax for certain shareholders.

11  The performance information for Institutional Class, Class A and Class C prior to the classes' inception date is that of the Investor Class of Neuberger Berman Municipal Intermediate Bond Fund. The performance information of the Investor Class has been adjusted to reflect the appropriate sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees). The Investor Class has lower expenses and typically higher returns than Class A and Class C. The Investor Class has higher expenses and typically lower returns than Institutional Class.

12  The performance information for Trust Class, Institutional Class, Class A and Class C prior to the classes' respective inception dates is that of the Investor Class of Neuberger Berman Short Duration Bond Fund. The performance information of the Investor Class has been adjusted to reflect the appropriate sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees). The Investor Class has lower expenses and typically higher returns than Trust Class, Class A and Class C. The Investor Class has higher expenses and typically lower returns than Institutional Class.

13  The performance information for Trust Class, Class A, Class C and Class R6 prior to the classes' respective inception dates is that of the Institutional Class of Neuberger Berman Strategic Income Fund. The performance information of the Institutional Class has been adjusted to reflect the appropriate sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as 12b-1 fees). The Institutional Class has lower expenses and typically higher returns than Trust Class, Class A and Class C. The Institutional Class has higher expenses and typically lower returns than Class R6.

14  The date used to calculate Life of Fund performance for the index is the inception date of the oldest share class.

15  The investments for the Fund are managed by the same portfolio manager(s) who manage(s) one or more other registered funds that have names, investment objectives and investment styles that are similar to those of the Fund. You should be aware that the Fund is likely to differ from the other mutual fund(s) in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of the other mutual fund(s).

16  This date reflects when Management first became the investment manager to the Fund.

17  The Fund had a different goal, to maximize income without undue risk to principal, and investment strategy, which included managing assets by an asset allocation committee, prior to February 28, 2008. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.

18  The Fund had a different goal, to maximize total return through a combination of income and capital appreciation, and investment strategy, which did not include investments in derivatives and non-U.S. dollar denominated securities, prior to February 28, 2008. Its performance prior to that date might have been different if the current goal and investment strategy had been in effect.

19  The Fund's policies limited its ability to invest in bonds rated below "B" prior to July 6, 2006. Its performance prior to that date might have been different if current policies had been in effect.

For more complete information on any of the Neuberger Berman Income Funds, call Neuberger Berman Management LLC at (800) 877-9700, or visit our website at www.nb.com.

Glossary of Indices

Barclays U.S. 1-3 Year Government/Credit Index:

The index is the 1-3 year component of the Barclays U.S. Government/Credit Index. The Barclays U.S. Government/Credit Index is the non-securitized component of the Barclays U.S. Aggregate Bond Index and includes Treasuries and government-related (agency, sovereign, supranational, and local authority debt) and corporate securities.

Barclays 7-Year General Obligation (G.O.) Index:

The index is the 7-year (6-8 years to maturity) component of the Barclays G.O. Index. The Barclays G.O. Index measures the investment grade, U.S. dollar-denominated, long-term, tax-exempt state and local general obligation bond market.

Barclays U.S. Aggregate Bond Index:

The index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable bond market and includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid adjustable rate mortgage (ARM) pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS) (agency and non-agency).

S&P/LSTA Leveraged Loan Index:

The index measures the performance of the U.S. leveraged loan market based upon real-time market weightings, spreads and interest payments. Loan Syndications and Trading Association (LSTA)/Loan Pricing Corporation (LPC) mark-to-market pricing is used to price each loan in the index.

BofA Merrill Lynch US High Yield Master II Constrained Index:

The index tracks the performance of U.S. dollar-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch ratings), and have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the U.S. and Western Europe. Securities in legal default are excluded from the index. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%.

BofA Merrill Lynch 0-5 Year BB-B US High Yield Constrained Index:

The index tracks the performance of short-term U.S. dollar-denominated below investment grade corporate debt publicly issued in the U.S. domestic market. In addition to meeting other criteria, qualifying securities must have less than five years remaining term to final maturity, be rated BB1 through B3, inclusive (based on an average of Moody's, S&P and Fitch ratings), and have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the U.S. and Western Europe. Index constituents are capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%.

BofA Merrill Lynch US 3-Month Treasury Bill Index:

The index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

Information About Your Fund's Expenses (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds (if applicable); and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in a Fund and compare these costs with the ongoing costs of investing in other mutual funds.

This table is designed to provide information regarding costs related to your investments. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2014 and held for the entire period. The table illustrates each Fund's costs in two ways:

Actual Expenses and Performance:

The first section of the table provides information about actual account values and actual expenses in dollars, based on the Fund's actual performance during the period when the Fund was operational. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs only and do not include any transaction costs, such as sales charges (loads) (if applicable). Therefore, the information under the heading "Hypothetical (5% annual return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expense Information as of 4/30/2014 (Unaudited)

Neuberger Berman Income Funds
	ACTUAL					HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)(3)
	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During the Period(1) 11/1/13 - 4/30/14		Expense Ratio	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During the Period(1) 11/1/13 - 4/30/14	Expense Ratio
Neuberger Berman Core Bond Fund
Investor Class	$1,000.00	$1,018.40	$4.25		.85%	$1,000.00	$1,020.58	$4.26	.85%
Institutional Class	$1,000.00	$1,020.40	$2.25		.45%	$1,000.00	$1,022.56	$2.26	.45%
Class A	$1,000.00	$1,017.40	$4.25		.85%	$1,000.00	$1,020.58	$4.26	.85%
Class C	$1,000.00	$1,013.70	$7.99		1.60%	$1,000.00	$1,016.86	$8.00	1.60%
Neuberger Berman Floating Rate Income Fund
Institutional Class	$1,000.00	$1,013.90	$3.50		.70%	$1,000.00	$1,021.32	$3.51	.70%
Class A	$1,000.00	$1,012.00	$5.34		1.07%	$1,000.00	$1,019.49	$5.36	1.07%
Class C	$1,000.00	$1,008.30	$9.06		1.82%	$1,000.00	$1,015.77	$9.10	1.82%
Neuberger Berman High Income Bond Fund
Investor Class	$1,000.00	$1,038.30	$4.19		.83%	$1,000.00	$1,020.68	$4.16	.83%
Institutional Class	$1,000.00	$1,039.00	$3.49		.69%	$1,000.00	$1,021.37	$3.46	.69%
Class A	$1,000.00	$1,037.00	$5.45		1.08%	$1,000.00	$1,019.44	$5.41	1.08%
Class C	$1,000.00	$1,033.20	$9.18		1.82%	$1,000.00	$1,015.77	$9.10	1.82%
Class R3	$1,000.00	$1,035.80	$6.61		1.31%	$1,000.00	$1,018.30	$6.56	1.31%
Class R6	$1,000.00	$1,039.40	$3.08		.61%	$1,000.00	$1,021.77	$3.06	.61%
Neuberger Berman Municipal Intermediate Bond Fund
Investor Class	$1,000.00	$1,031.40	$3.27		.65%	$1,000.00	$1,021.57	$3.26	.65%
Institutional Class	$1,000.00	$1,032.20	$2.52		.50%	$1,000.00	$1,022.32	$2.51	.50%
Class A	$1,000.00	$1,030.30	$4.38		.87%	$1,000.00	$1,020.48	$4.36	.87%
Class C	$1,000.00	$1,026.50	$8.14		1.62%	$1,000.00	$1,016.76	$8.10	1.62%
Neuberger Berman New York Municipal Income Fund
Institutional Class	$1,000.00	$1,029.80	$4.28		.85%	$1,000.00	$1,020.58	$4.26	.85%
Neuberger Berman Short Duration Bond Fund
Investor Class	$1,000.00	$1,003.50	$3.48		.70%	$1,000.00	$1,021.32	$3.51	.70%
Trust Class	$1,000.00	$1,004.20	$3.98		.80%	$1,000.00	$1,020.83	$4.01	.80%
Institutional Class	$1,000.00	$1,005.80	$2.49		.50%	$1,000.00	$1,022.32	$2.51	.50%
Class A	$1,000.00	$1,003.80	$4.32		.87%	$1,000.00	$1,020.48	$4.36	.87%
Class C	$1,000.00	$998.80	$8.03		1.62%	$1,000.00	$1,016.76	$8.10	1.62%
Neuberger Berman Short Duration High Income Fund
Institutional Class	$1,000.00	$1,026.40	$3.77		.75%	$1,000.00	$1,021.08	$3.76	.75%
Class A	$1,000.00	$1,024.50	$5.62		1.12%	$1,000.00	$1,019.24	$5.61	1.12%
Class C	$1,000.00	$1,020.70	$9.37		1.87%	$1,000.00	$1,015.52	$9.35	1.87%
Neuberger Berman Strategic Income Fund
Trust Class	$1,000.00	$1,033.00	$5.29		1.05%	$1,000.00	$1,019.59	$5.26	1.05%
Institutional Class	$1,000.00	$1,033.80	$3.53		.70%	$1,000.00	$1,021.32	$3.51	.70%
Class A	$1,000.00	$1,032.70	$5.54		1.10%	$1,000.00	$1,019.34	$5.51	1.10%
Class C	$1,000.00	$1,028.20	$9.05		1.80%	$1,000.00	$1,015.87	$9.00	1.80%
Class R6	$1,000.00	$1,035.10	$3.18		.63%	$1,000.00	$1,021.67	$3.16	.63%
Neuberger Berman Unconstrained Bond Fund
Institutional Class	$1,000.00	$1,009.40	$1.70	(2)	.80%	$1,000.00	$1,020.83	$4.01	.80%
Class A	$1,000.00	$1,008.60	$2.42	(2)	1.14%	$1,000.00	$1,019.14	$5.71	1.14%
Class C	$1,000.00	$1,007.20	$3.87	(2)	1.83%	$1,000.00	$1,015.72	$9.15	1.83%
Class R6	$1,000.00	$1,009.50	$1.55	(2)	.73%	$1,000.00	$1,021.17	$3.66	.73%

(1)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown), unless otherwise indicated.

(2)  For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 77/365 (to reflect the period shown of February 13, 2014 (Commencement of Operations) to April 30, 2014).

(3)  Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

Schedule of Investments Neuberger Berman Core Bond Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (27.4%)
$14,460	U.S. Treasury Bonds, 6.25%, due 8/15/23	$18,939	@
5,120	U.S. Treasury Bonds, 5.50%, due 8/15/28	6,605	@
4,060	U.S. Treasury Bonds, 4.50%, due 2/15/36	4,835	@
3,306	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	3,817
621	U.S. Treasury Inflation Index Bonds, 3.88%, due 4/15/29	890
7,157	U.S. Treasury Inflation Index Notes, 0.13%, due 4/15/17	7,382
12,490	U.S. Treasury Notes, 3.63%, due 8/15/19	13,672	@
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $56,141)	56,140
U.S. Government Agency Securities (2.1%)
720	Federal Farm Credit Bank, Bonds, 1.46%, due 11/19/19	691
600	Federal Home Loan Bank, Bonds, 0.13%, due 4/14/15	600
1,505	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36	1,885
1,200	Federal National Mortgage Association, Notes, 1.60%, due 12/24/20	1,138
	Total U.S. Government Agency Securities (Cost $4,440)	4,314
Mortgage-Backed Securities (39.5%)
Collateralized Mortgage Obligations (0.7%)
159	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 2.78%, due 9/20/35	138	µ
39	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.38%, due 7/20/36	37	µ
72	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.42%, due 1/25/36	68	µ
20	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.39%, due 5/25/32	20	µ
137	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 2.62%, due 5/25/35	126	µ
120	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 2.64%, due 1/25/37	92	µ
283	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 2.89%, due 6/25/36	214	µ
408	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 2.59%, due 6/25/35	395	µ
3	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.41%, due 7/25/35	3	µ
240	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 3.73%, due 1/25/36	181	µ
75	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.36%, due 9/25/46	48	µ
		1,322
Commercial Mortgage-Backed (8.4%)
390	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	414
500	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	539
483	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	524
400	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	447
3,602	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.47%, due 9/10/46	259	µ
1,075	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.21%, due 12/10/49	1,190	µ
5,579	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.60%, due 10/10/46	511	µ
7,250	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.29%, due 4/10/47	586
74	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.33%, due 4/15/22	74	ñµ
63	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.87%, due 6/15/39	69	µ
185	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class A3, 5.47%, due 9/15/39	201
520	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 6.05%, due 9/15/39	569	µ
88	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	96
1,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	1,103
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.18%, due 2/15/41	281	µ
850	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	930

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Core Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$550	GS Mortgage Securities Corp. II, Ser. 2006-GG8, Class A4, 5.56%, due 11/10/39	$599
1,366	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 6.00%, due 8/10/45	1,517	µ
3,387	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.34%, due 1/10/45	396	ñµ
1,950	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	2,137
630	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.99%, due 6/15/49	696	µ
1,219	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	1,357
494	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	534
3,465	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.60%, due 5/15/46	270	µ
115	Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2, 5.61%, due 4/15/49	116
2,953	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 2.02%, due 12/10/45	328	ñµ
4,927	UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class XA, 1.28%, due 3/10/46	354	ñµ
1,850	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.32%, due 8/10/49	223	ñµ
7,428	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.65%, due 3/15/45	600	ñµ
2,918	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.40%, due 11/15/45	356	ñµ
		17,276
Fannie Mae (19.9%)
998	Pass-Through Certificates, 3.00%, due 1/1/43 – 7/1/43	973
4,307	Pass-Through Certificates, 3.50%, due 12/1/41 – 10/1/43	4,375
3,861	Pass-Through Certificates, 4.00%, due 2/1/41 – 2/1/44	4,053
4,112	Pass-Through Certificates, 4.50%, due 11/1/39 – 4/1/42	4,418	Ø
2,754	Pass-Through Certificates, 5.00%, due 1/1/17 – 7/1/37	3,012
1,607	Pass-Through Certificates, 5.50%, due 5/1/30 – 4/1/40	1,775
1,984	Pass-Through Certificates, 6.00%, due 11/1/15 – 11/1/38	2,220
51	Pass-Through Certificates, 8.50%, due 4/1/34	58
1,440	Pass-Through Certificates, 3.00%, TBA, 30 Year Maturity	1,403	Ø
2,390	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	2,426	Ø
5,145	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	5,390	Ø
7,615	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	8,172	Ø
2,295	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	2,516	Ø
		40,791
Freddie Mac (10.2%)
198	Pass-Through Certificates, 2.32%, due 2/1/37	211	µ
295	Pass-Through Certificates, 2.39%, due 4/1/37	315	µ
3,019	Pass-Through Certificates, 3.50%, due 7/1/42 – 10/1/43	3,067
4,273	Pass-Through Certificates, 4.00%, due 11/1/40 – 3/1/44	4,475	Ø
1,428	Pass-Through Certificates, 4.50%, due 7/1/39 – 11/1/43	1,533
842	Pass-Through Certificates, 5.00%, due 5/1/23 – 5/1/41	926
1,759	Pass-Through Certificates, 5.50%, due 5/1/35 – 11/1/38	1,936
48	Pass-Through Certificates, 6.00%, due 12/1/37	53
16	Pass-Through Certificates, 6.50%, due 11/1/25	18
955	Pass-Through Certificates, 3.50%, TBA, 30 Year Maturity	969	Ø
4,165	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	4,356	Ø
2,895	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	3,107	Ø
		20,966
Government National Mortgage Association (0.3%)
490	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	519	Ø
	Total Mortgage-Backed Securities (Cost $79,429)	80,874

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Core Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Corporate Debt Securities (28.0%)
Aerospace & Defense (0.5%)
$505	L-3 Communications Corp., Guaranteed Notes, 3.95%, due 11/15/16	$539	@
390	Northrop Grumman Corp., Senior Unsecured Notes, 1.75%, due 6/1/18	385	@
		924
Agriculture (0.3%)
585	Altria Group, Inc., Guaranteed Notes, 5.38%, due 1/31/44	626	@
Airlines (0.4%)
791	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	848	ñ
Banks (9.8%)
845	Abbey National Treasury Services PLC, Guaranteed Notes, 1.38%, due 3/13/17	847
715	Bank of America Corp., Senior Unsecured Notes, 2.60%, due 1/15/19	719	@
375	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.30%, due 1/11/23	364	@
455	Bank of America Corp., Senior Notes, 4.00%, due 4/1/24	457
415	Bank of America Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 4/1/44	421
800	Barclays Bank PLC, Senior Unsecured Notes, 2.50%, due 2/20/19	808
805	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	802
705	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	702	µ
860	Fifth Third Bank, Senior Unsecured Notes, 2.38%, due 4/25/19	863
695	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.30%, due 5/3/15	713	@
1,055	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	1,077	µ
685	HSBC Holdings PLC, Subordinated Notes, 5.25%, due 3/14/44	701
540	Huntington National Bank, Senior Unsecured Notes, 1.35%, due 8/2/16	543	@
1,065	Intesa Sanpaolo SpA, Bank Guaranteed Notes, 2.38%, due 1/13/17	1,076	@
1,245	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,247
840	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	836	µ@
885	Mizuho Bank Ltd., Guaranteed Notes, 2.45%, due 4/16/19	887	ñ
800	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	811	@
990	Morgan Stanley, Senior Unsecured Notes, 2.13%, due 4/25/18	992	@
1,110	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/29/49	1,120	µ
475	Rabobank Netherland, Bank Guaranteed Notes, 5.75%, due 12/1/43	530	@
735	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, due 3/31/17	739
1,840	State Bank of India, Senior Unsecured Notes, 3.62%, due 4/17/19	1,820	ñ
1,050	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	1,074	µ
		20,149
Beverages (0.2%)
500	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 4.38%, due 5/10/43	448	@
Computers (0.3%)
650	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	651	ñ
Diversified Financial Services (3.2%)
405	Air Lease Corp., Senior Unsecured Notes, 3.38%, due 1/15/19	413	@
400	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	404
610	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.70%, due 5/9/16	617	@

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Core Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$1,030	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 2.38%, due 3/12/19	$1,030
390	General Electric Capital Corp., Senior Secured Notes, 1.00%, due 12/11/15	393	@
1,030	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	1,016	µ
635	Jefferies Group LLC, Senior Unsecured Notes, 6.88%, due 4/15/21	738
750	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	803	@
1,090	Nomura Holdings, Inc., Global Senior Unsecured Medium-Term Notes, 2.75%, due 3/19/19	1,090
		6,504
Electric (1.0%)
1,010	Electricite de France, Senior Unsecured Notes, 2.15%, due 1/22/19	1,014	ñ@
1,065	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	1,111	@
		2,125
Electronics (0.2%)
435	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	436	@
Insurance (0.7%)
655	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	701	µ@
670	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	665	µ@
		1,366
Iron - Steel (0.8%)
890	Glencore Funding LLC, Guaranteed Notes, 3.13%, due 4/29/19	890	ñ
590	GTL Trade Finance, Inc., Guaranteed Notes, 7.25%, due 4/16/44	600	ñ
135	Vale SA, Senior Unsecured Notes, 5.63%, due 9/11/42	130	@
		1,620
Media (1.6%)
590	Comcast Corp., Guaranteed Notes, 3.60%, due 3/1/24	598
770	DirecTV Holdings LLC, Guaranteed Notes, 4.45%, due 4/1/24	781
465	NBCUniversal Media LLC, Guaranteed Notes, 6.40%, due 4/30/40	583	@
345	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	346	@
455	Thomson Reuters Corp., Senior Unsecured Notes, 5.65%, due 11/23/43	494	@
445	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	523	@
		3,325
Miscellaneous Manufacturers (0.5%)
935	General Electric Co., Senior Unsecured Notes, 4.50%, due 3/11/44	961
Oil & Gas (2.4%)
560	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	624	@
800	BP Capital Markets PLC, Guaranteed Notes, 3.81%, due 2/10/24	816	@
1,365	CNOOC Nexen Finance 2014 ULC, Guaranteed Notes, 1.63%, due 4/30/17	1,364
425	Nexen, Inc., Guaranteed Notes, 6.40%, due 5/15/37	492
445	Petrobras Global Finance BV, Guaranteed Notes, 3.00%, due 1/15/19	431	@
380	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	416	ñ@
720	Transocean, Inc., Guaranteed Notes, 3.80%, due 10/15/22	691
		4,834

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Core Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Pharmaceuticals (1.2%)
$1,250	Express Scripts Holding Co., Guaranteed Notes, 2.65%, due 2/15/17	$1,297	@
445	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	445
735	Novartis Capital Corp., Guaranteed Notes, 4.40%, due 5/6/44	751
		2,493
Pipelines (1.2%)
665	Energy Transfer Partners LP, Senior Unsecured Notes, 6.50%, due 2/1/42	771	@
210	Enterprise Products Operating LLC, Guaranteed Notes, 5.10%, due 2/15/45	221	@
675	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 4.15%, due 2/1/24	675
540	Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 6.50%, due 9/1/39	626	@
95	Sunoco Logistics Partners Operations LP, Guaranteed Notes, 5.30%, due 4/1/44	99
		2,392
Real Estate Investment Trusts (1.2%)
820	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	821	ñ@
850	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 3.00%, due 2/6/19	852	ñ@
440	EPR Properties, Guaranteed Notes, 5.25%, due 7/15/23	454	@
375	Health Care REIT, Inc., Senior Unsecured Notes, 2.25%, due 3/15/18	379	@
		2,506
Telecommunications (2.5%)
760	Orange SA, Senior Unsecured Notes, 5.50%, due 2/6/44	811	@
1,080	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	1,225	@
1,495	Verizon Communications, Inc., Senior Unsecured Notes, 5.15%, due 9/15/23	1,647	@
570	Verizon Communications, Inc., Senior Unsecured Notes, 5.05%, due 3/15/34	597
600	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	739	@
		5,019
	Total Corporate Debt Securities (Cost $55,638)	57,227
Asset-Backed Securities (0.3%)
15	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.61%, due 12/25/33	14	µ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.52%, due 1/25/36	97	µ
385	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.35%, due 4/25/36	339	µ
8	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.41%, due 8/25/35	8	µ
32	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.37%, due 4/25/33	32	µ
40	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.31%, due 1/20/36	39	µ
45	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.33%, due 3/20/36	45	µ
9	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.83%, due 3/25/33	8	µ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.69%, due 3/25/35	7	µ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.83%, due 1/25/34	3	µ
	Total Asset-Backed Securities (Cost $600)	592
Government Securities (0.1%)
Sovereign (0.1%)
195	United Mexican States, Senior Unsecured Notes, 5.55%, due 1/21/45 (Cost $194)	211

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Core Bond Fund (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
		(000's omitted)[z]
Short-Term Investments (15.2%)
31,174,001	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $31,174)	$31,174	@
	Total Investments (112.6%) (Cost $227,616)	230,532	##
	Liabilities, less cash, receivables and other assets [(12.6%)]	(25,826	)±
	Total Net Assets (100.0%)	$204,706

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Floating Rate Income Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Bank Loan Obligationsµ (96.3%)
Aerospace & Defense (0.5%)
$2,798	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	$2,789
Air Transport (1.5%)
4,629	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	4,615
1,600	Delta Air Lines, Term Loan, 3.50%, due 4/20/17	1,594
2,645	United Air Lines, Inc., Term Loan B, 3.50%, due 4/1/19	2,623
		8,832
All Telecom (4.6%)
3,930	Consolidated Communications Inc., Term Loan, 4.25%, due 12/23/20	3,931
1,568	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	1,572
5,093	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	5,088
3,610	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	3,608
4,595	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	4,602
3,055	SBA Communications Inc., Term Loan B-1, 3.25%, due 3/24/21	3,034
1,561	Syniverse Technologies, Term Loan, 4.00%, due 4/23/19	1,556
4,333	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	4,319
		27,710
Automotive (2.8%)
2,778	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	2,776
936	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	934
3,220	Chrysler Automotive, Term Loan B, 3.25%, due 12/31/18	3,193
2,100	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	2,093	¢^^
3,828	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	3,827
1,809	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,836
2,475	TI Group Automotive, Term Loan, 5.50%, due 3/28/19	2,481
		17,140
Building & Development (1.3%)
2,304	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	2,302
5,655	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	5,638
		7,940
Business Equipment & Services (9.6%)
5,603	Acosta Inc., Term Loan B, 4.25%, due 3/2/18	5,609
1,871	Advantage Sales & Marketing, First Lien Term Loan, 4.25%, due 12/18/17	1,872
1,286	Advantage Sales & Marketing, Second Lien Term Loan, 8.25%, due 6/17/18	1,295
4,603	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	4,600
3,644	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	3,634
932	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	949
1,664	Brock Holdings III, First Lien Term Loan, 6.00%, due 3/16/17	1,666
1,342	Brock Holdings III, Second Lien Term Loan, 10.00%, due 3/16/18	1,349	Ñ¢^^
6,103	Ceridian Corp., Term Loan, 4.40%, due 5/9/17	6,096
3,029	Genesys, Term Loan 2, 4.50%, due 11/13/20	3,015
2,389	IMS Health Incorporated, Term Loan B, 3.50%, due 3/17/21	2,377
2,452	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	2,454

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Floating Rate Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$1,575	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	$1,620
2,901	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	2,898
1,755	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	1,786
2,951	Monitronics, Term Loan B, 4.25%, due 3/23/18	2,951
1,634	Quintiles Transnational, Term Loan B-3, 3.75%, due 6/8/18	1,628
4,645	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	4,636
3,444	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	3,450
1,893	SymphonyIRI Group, Inc., Term Loan, 4.75%, due 9/30/20	1,894
1,885	TRANS UNION LLC, Term Loan, 4.00%, due 4/9/21	1,875
		57,654
Cable & Satellite Television (1.4%)
3,134	Casema Holdings BV, Term Loan B1, 3.25%, due 1/15/22	3,077	¢^^
2,020	Casema Holdings BV, Term Loan B2, 3.25%, due 1/15/22	1,982	¢^^
3,321	Casema Holdings BV, Term Loan B3, 3.50%, due 1/15/22	3,261	¢^^
		8,320
Chemicals & Plastics (3.2%)
3,079	Dupont Performance Coatings, Term Loan B, 4.00%, due 2/1/20	3,068
1,725	Huntsman International LLC, Term Loan B, due 10/15/20	1,720	¢^^
4,008	Ineos Holdings, Term Loan, 3.75%, due 5/4/18	3,969
3,682	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	3,674
1,866	OXEA FIN/CY SCA, First Lien Term Loan B-2, 4.25%, due 1/15/20	1,863	Ñ
3,462	PQ Corporation, Term Loan, 4.00%, due 8/7/17	3,457
1,585	Taminco Global Chemical, Term Loan B-3, 3.25%, due 2/15/19	1,569
		19,320
Containers & Glass Products (2.5%)
1,570	Ardagh Packaging, Term Loan, 4.00%, due 12/17/19	1,563
1,521	Ardagh Packaging, Term Loan, 4.25%, due 12/17/19	1,516
1,294	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,295
1,534	Berlin Packaging, Second Lien Term Loan, 8.75%, due 4/2/20	1,561	Ñ
3,987	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	3,946
595	Berry Plastics, Term Loan E, 3.75%, due 1/6/21	591
4,576	Reynolds Group, Term Loan, 4.00%, due 12/1/18	4,573
		15,045
Drugs (1.6%)
4,322	Par Pharmaceutical Companies, Inc., Term Loan B-2, 4.00%, due 9/30/19	4,296
3,249	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 2/13/19	3,247
1,806	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 8/5/20	1,806
		9,349
Ecological Services & Equipment (0.5%)
3,190	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	3,165
Electronics - Electrical (5.6%)
2,965	Avago Technologies, First Lien Term Loan B1, due 12/16/20	2,973	¢^^
4,997	BMC Software, Term Loan, 5.00%, due 9/10/20	4,977

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Floating Rate Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$5,275	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	$5,273
2,022	Epicor Software Corp., Term Loan B-2, 4.00%, due 5/16/18	2,020
3,146	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	3,141
119	Freescale Semiconductor, Term Loan B5, 5.00%, due 1/15/21	120
6,031	Go Daddy, Term Loan B-3, 4.00%, due 12/17/18	6,010
1,766	NXP Funding, Term Loan D, 3.75%, due 1/11/20	1,751
3,435	SkillSoft, First Lien Term Loan B1, due 4/23/21	3,422	¢^^
1,575	SkillSoft, Second Lien Term Loan, due 4/23/22	1,565	Ñ¢^^
2,510	Verint Systems Inc., Term Loan B, 3.50%, due 9/6/19	2,498
		33,750
Equipment Leasing (0.9%)
5,561	International Lease Finance Co., Term Loan, 3.50%, due 6/30/17	5,536
Financial Intermediaries (8.0%)
744	American Capital, Term Loan B, 3.50%, due 8/22/17	742
4,687	CITCO, Term Loan, 4.25%, due 6/29/18	4,680
105	First Data Corporation, Term Loan, 3.65%, due 3/24/17	105
2,520	First Data Corporation, Term Loan, 4.15%, due 3/23/18	2,515
6,161	First Data Corporation, Term Loan B, 4.15%, due 9/24/18	6,148
4,364	First Data Corporation, Term Loan, 4.15%, due 3/24/21	4,350
1,771	Grosvenor Capital Management Holdings, LLP, Term Loan, 3.75%, due 1/4/21	1,756
1,826	Guggenheim Partners, Term Loan, 4.25%, due 7/22/20	1,828
3,489	Home Loan Servicing Solutions, Term Loan, 4.50%, due 6/26/20	3,497	Ñ
2,501	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	2,511	Ñ
3,593	Nuveen Inv., First Lien Term Loan B, 4.15%, due 5/13/17	3,591
5,242	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	5,271
4,165	SAM Finance, Term Loan, 4.25%, due 12/17/20	4,152
1,548	TCW Group, Term Loan B, 3.00%, due 2/6/20	1,528	Ñ
5,497	Walter Investment Mgmt., Term Loan B, 4.75%, due 12/18/20	5,445
		48,119
Food & Drug Retailers (0.9%)
2,321	Rite Aid Corp., Term Loan 7, 3.50%, due 2/21/20	2,317
3,240	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	3,272
		5,589
Food Products (2.7%)
4,218	Del Monte Corp., Term Loan, 3.50%, due 3/9/20	4,182
3,225	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	3,207
1,550	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	1,531
2,832	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	2,836
3,241	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	3,209
1,393	Pinnacle Foods Finance LLC, Term Loan H, 3.25%, due 4/29/20	1,380
		16,345
Food Service (2.1%)
6,150	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	6,086
6,632	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	6,629
		12,715
See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Floating Rate Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Health Care (6.4%)
$6,057	Biomet, Inc., Term Loan B-2, 3.66%, due 7/25/17	$6,059
3,027	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	3,038
2,036	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	2,040
3,042	dj Orthopedics LLC, Term Loan B, 4.25%, due 9/15/17	3,040
2,499	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	2,497
2,600	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	2,598
3,485	Immucor, Term Loan B-2, 5.00%, due 8/19/18	3,483
2,655	Kindred Healthcare, Term Loan, 4.00%, due 4/9/21	2,621
4,878	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	4,851	¢^^
2,446	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	2,442
2,910	Sheridan Healthcare, First Lien Term Loan, 4.50%, due 6/29/18	2,905
707	Sheridan Healthcare, Second Lien Term Loan, 8.25%, due 12/20/21	717	Ñ
2,441	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	2,443
		38,734
Home Furnishings (0.7%)
4,461	AOT Bedding Super Holdings, LLC, Term Loan, 4.25%, due 10/1/19	4,462
Industrial Equipment (4.1%)
3,098	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	3,081	¢^^
1,615	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	1,618	¢^^
3,057	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	3,073
1,538	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	1,560
1,608	Generac Power Systems Inc., Term Loan B, 3.25%, due 5/31/20	1,600
3,045	Husky Injection Molding, Term Loan, 4.25%, due 7/2/18	3,048
2,362	Minimax Viking, Term Loan B1, 4.50%, due 8/14/20	2,365
4,269	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	4,248
2,225	Signode Industrial, Term Loan B, due 3/21/21	2,210	¢^^
1,570	VAT Holding, Term Loan, 4.75%, due 2/11/21	1,566
		24,369
Insurance (0.7%)
2,680	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	2,642
1,535	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	1,517
		4,159
Leisure Goods - Activities - Movies (3.1%)
3,147	Activision Blizzard Inc., Term Loan, 3.25%, due 10/12/20	3,143
3,051	Bally Technologies, Term Loan B, 4.25%, due 11/25/20	3,052	¢^^
2,875	Bombardier Recreational Products Inc., Term Loan B, 4.00%, due 1/30/19	2,862	¢^^
4,556	Emerald Expositions Holdings, Term Loan, 5.50%, due 6/17/20	4,567	Ñ
5,373	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	5,320
		18,944
Lodging & Casinos (8.3%)
3,050	Boyd Gaming Corporation, Term Loan B, 4.00%, due 8/14/20	3,049	¢^^
1,116	Cannery Casinos, First Lien Term Loan, 6.00%, due 10/2/18	1,093
1,226	Cannery Casinos, Second Lien Term Loan, 10.00%, due 10/2/19	1,133
2,647	Centaur Acquisition, LLC, First Lien Term Loan, 5.25%, due 2/20/19	2,648

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Floating Rate Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)
$1,980	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	$1,996
4,065	CityCenter, Term Loan B, 5.00%, due 10/16/20	4,083
1,433	Four Seasons Holdings Inc., First Lien Term Loan, 3.50%, due 6/27/20	1,423
640	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	648	Ñ
5,014	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	4,992
4,658	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	4,724
2,065	Peninsula Gaming, Term Loan B, 4.25%, due 11/20/17	2,064
2,078	Pinnacle Entertainment, Term Loan B-2, 3.75%, due 8/13/20	2,071
5,526	Scientific Games Corp., Term Loan, 4.25%, due 10/18/20	5,508
2,730	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	2,799	Ñ
7,421	Station Casinos, Term Loan B, 4.25%, due 3/2/20	7,422
3,980	Twin Rivers Casino, First Lien Term Loan B, due 6/30/20	3,980	Ñ¢^^
		49,633
Nonferrous Metals - Minerals (2.1%)
3,498	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	3,370
4,701	Arch Coal, Term Loan, 6.25%, due 5/16/18	4,565
4,629	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	4,623
		12,558
Oil & Gas (1.0%)
2,080	Fieldwood Energy, Term Loan, 3.88%, due 9/28/18	2,074
3,700	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	3,739
		5,813
Publishing (2.1%)
4,252	EMI Publishing, Term Loan B, 3.75%, due 6/29/18	4,236
3,944	Springer Science + Business Media S.A., Term Loan B2, 5.00%, due 8/14/20	3,940
4,369	Tribune Company, Term Loan, 4.00%, due 12/27/20	4,358
		12,534
Radio & Television (8.4%)
1,605	Clear Channel, Term Loan B, 3.80%, due 1/29/16	1,591
9,880	Clear Channel, Term Loan D, 6.90%, due 1/30/19	9,797
5,622	Cumulus Media, Term Loan, 4.25%, due 12/23/20	5,620	¢^^
3,642	Formula One, Term Loan B, 4.50%, due 4/30/19	3,646
4,174	Nine Entertainment, Term Loan B, 3.25%, due 2/5/20	4,110
5,042	Numericable (YPSO), First Lien Term Loan B2, due 5/21/20	5,033	¢^^
5,828	Numericable (YPSO), First Lien Term Loan B1, due 5/21/20	5,817	¢^^
6,676	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	6,646
6,386	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	6,351
2,215	Weather Channel (TWCC), Second Lien Term Loan, 7.00%, due 6/26/20	2,201
		50,812
Retailers (except food & drug) (5.1%)
4,592	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/14/19	4,597
1,815	Amscan Holdings, Inc., Term Loan, 4.00%, due 7/27/19	1,807
2,534	Coinmach Corp., First Lien Term Loan, 4.25%, due 11/14/19	2,523
3,133	David's Bridal, Term Loan, 5.00%, due 10/11/19	3,102

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Floating Rate Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$2,849	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	$2,871
3,205	J Crew Group, Inc., Term Loan, due 3/5/21	3,184	¢^^
2,985	Leslie's Poolmart, Term Loan B, 4.25%, due 10/16/19	2,976
4,747	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	4,741
4,633	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	4,672	¢^^
		30,473
Steel (1.0%)
2,315	FMG Resources, Term Loan, 4.25%, due 6/30/19	2,313
2,654	McJunkin Red Man Corporation, Term Loan, 4.75%, due 11/8/19	2,664
988	TMS International, Term Loan B, 4.50%, due 10/16/20	989
		5,966
Utilities (3.6%)
4,018	Calpine Construction, Term Loan B-1, 3.00%, due 5/3/20	3,911
4,219	Calpine Corp., Term Loan, 4.00%, due 10/31/20	4,218
2,625	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	2,621
2,010	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	2,008
2,605	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	2,600
3,169	Essential Power, Term Loan, 4.75%, due 8/8/19	3,169
3,047	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	3,043
		21,570
	Total Bank Loan Obligations (Cost $579,176)	579,345
NUMBER OF SHARES
Short-Term Investments (5.3%)
34	State Street Institutional Government Money Market Fund Institutional Class	0
31,785,473	State Street Institutional Liquid Reserves Fund Institutional Class	31,785	@
	Total Short-Term Investments (Cost $31,785)	31,785
	Total Investments (101.6%) (Cost $610,961)	611,130	##
	Liabilities, less cash, receivables and other assets [(1.6%)]	(9,481)
	Total Net Assets (100.0%)	$601,649

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Bank Loan Obligationsµ (10.8%)
All Telecom (0.4%)
$6,143	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	$6,158
1,560	Intelsat Jackson HLDG, Term Loan B-2, due 6/30/19	1,558	¢^^
5,435	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	5,444
		13,160
Automotive (0.2%)
3,360	Hertz Corporation, Term Loan B, due 3/11/18	3,324	¢^^
5,261	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	5,340
		8,664
Building & Development (0.4%)
13,456	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	13,415
Cable & Satellite Television (0.4%)
2,680	Charter Communications Operating LLC, First Lien Term Loan, due 7/1/20	2,639	¢^^
6,275	Charter Communications Operating LLC, Term Loan F, due 1/3/21	6,172	¢^^
5,000	Virgin Media, Term Loan, due 6/7/20	4,964	¢^^
		13,775
Chemicals & Plastics (0.2%)
5,533	Dupont Performance Coatings, Term Loan B, 4.00%, due 2/1/20	5,513
Containers & Glass Products (0.1%)
5,009	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	4,957
Drugs (0.3%)
10,000	Valeant Pharmaceuticals, Term Loan B, due 8/5/20	10,000	¢^^
Ecological Services & Equipment (0.3%)
10,492	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	10,409
Electronics - Electrical (1.5%)
25,325	Avago Technologies, First Lien Term Loan B1, due 12/16/20	25,392	¢^^
12,722	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	12,718	¢^^
12,992	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	12,972	¢^^
		51,082
Equipment Leasing (0.1%)
5,210	International Lease Finance Co., Term Loan, 3.50%, due 3/6/21	5,189

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Financial Intermediaries (0.6%)
$6,636	First Data Corporation, Term Loan, 3.65%, due 3/24/17	$6,620
13,910	Nuveen Inv., First Lien Term Loan B, 4.15%, due 5/13/17	13,902	¢^^
		20,522
Food Products (0.5%)
12,424	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	12,441	¢^^
3,500	Pinnacle Foods Finance LLC, Term Loan G, due 4/29/20	3,465	¢^^
2,007	Pinnacle Foods Finance LLC, Term Loan H, due 4/29/20	1,989	¢^^
		17,895
Food Service (0.4%)
5,200	Aramark Corporation, Term Loan E, due 9/7/19	5,137	¢^^
10,790	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	10,678
		15,815
Health Care (0.9%)
5,591	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	5,610
13,323	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	13,249
12,962	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	12,973
		31,832
Lodging & Casinos (2.0%)
15,552	Graton Casino, Term Loan, 9.00%, due 8/22/18	16,226
28,418	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	28,295	¢^^
10,000	MGM Resorts, Term Loan B, due 12/19/19	9,931	¢^^
13,716	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	13,908
		68,360
Nonferrous Metals - Minerals (0.6%)
8,258	Arch Coal, Term Loan, 6.25%, due 5/16/18	8,021
12,762	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	12,743
		20,764
Publishing (0.2%)
7,685	Tribune Company, Term Loan, 4.00%, due 12/27/20	7,666
Radio & Television (1.7%)
17,011	Clear Channel, Term Loan B, 3.80%, due 1/29/16	16,865
4,791	Clear Channel, Term Loan D, 6.90%, due 1/30/19	4,750
6,429	Clear Channel, Term Loan E, 7.65%, due 7/30/19	6,439
8,042	Numericable (YPSO), First Lien Term Loan B1, due 5/21/20	8,028	¢^^
6,958	Numericable (YPSO), First Lien Term Loan B2, 4.50%, due 5/21/20	6,945
10,000	Univision Communications Inc., First Lien Term Loan, due 3/1/20	9,954	¢^^
5,816	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	5,785
		58,766
	Total Bank Loan Obligations (Cost $375,200)	377,784

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Corporate Debt Securities (85.7%)
Aerospace & Defense (0.5%)
$16,845	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	$17,140	ñ
Airlines (0.2%)
7,865	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	7,993	ñ@
Auto Loans (0.4%)
2,640	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	2,680	@
9,855	General Motors Financial Co., Inc., Guaranteed Notes, 4.25%, due 5/15/23	9,670	@
		12,350
Automakers (0.8%)
6,340	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	6,942	ñ@
8,830	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	9,669	@
1,745	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	1,961	ñ@
2,670	Ford Motor Co., Senior Unsecured Notes, 8.90%, due 1/15/32	3,685	@
4,714	Ford Motor Co., Senior Unsecured Notes, 9.98%, due 2/15/47	7,106	@
		29,363
Building & Construction (1.6%)
6,670	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	6,578
11,665	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	12,394
6,165	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	6,520
10,750	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	10,481	@
4,430	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	4,386
3,065	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	3,632
11,285	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	11,398	ñ
		55,389
Building Materials (1.0%)
17,520	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	21,111	@
12,490	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	13,302	ñ
		34,413
Chemicals (1.5%)
5,645	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	6,181
4,065	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	4,116
11,235	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	12,527
3,895	INEOS Finance PLC, Senior Secured Notes, 8.38%, due 2/15/19	4,289	ñ
19,985	PQ Corp., Secured Notes, 8.75%, due 5/1/18	21,784	ñ
4,525	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	4,966	ñ
		53,863

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Computer Hardware (0.4%)
$10,100	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	$11,324
1,405	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	1,407	ñ
		12,731
Consumer - Commercial Lease Financing (5.6%)
7,600	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	7,780
6,365	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	6,445	@
12,080	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	13,484	@
20,640	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	24,949	@
2,150	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	2,306
14,185	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	15,834	ñ
23,205	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	23,466
6,055	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	6,464
11,325	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	13,463
4,910	Int'l Lease Finance Corp., Senior Unsecured Notes, 3.88%, due 4/15/18	4,984
10,525	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	11,617
8,260	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	10,118
10,345	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	10,951
26,980	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	27,752
16,420	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	16,313
		195,926
Consumer - Products (0.1%)
3,640	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	3,767	[c]
Department Stores (0.4%)
17,161	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	15,831
Electric - Generation (3.3%)
12,208	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	13,383	ñ
11,075	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	12,099	ñ
3,105	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	3,299	ñ
6,910	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	7,826
15,845	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 5/15/19	16,487
18,776	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	20,724
26,625	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	29,520
13,350	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	13,801	ñ
		117,139
Electric - Integrated (0.1%)
4,045	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	4,308
Electronics (0.6%)
3,445	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	3,626
6,490	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	6,522
3,403	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	3,718
5,600	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	5,852	ñ
		19,718

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Energy - Exploration & Production (10.4%)
$12,850	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	$12,963	ñØ
6,200	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	6,340	ñ
12,580	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	14,105
10,780	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	12,114
2,173	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 11/15/20	2,466
1,950	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	2,135
12,950	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	12,966
5,330	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	5,796
8,880	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	9,246
8,880	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	9,768
11,375	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	11,503	Ø
35,076	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	40,425
20,212	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	20,566
8,070	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	8,292
37,795	Linn Energy LLC, Guaranteed Notes, 7.25%, due 11/1/19	39,071	ñ
13,160	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	14,196
25,225	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	26,991
31,438	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	33,717
10,010	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	10,435
4,945	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	5,291
2,458	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	2,526
10,990	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	11,182
9,790	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	9,986
3,480	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	3,698
14,655	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	15,864
13,565	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	14,379
7,275	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	7,657
		363,678
Food & Drug Retailers (0.6%)
6,195	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	7,062
11,624	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	12,845
		19,907
Gaming (4.8%)
6,143	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	6,680
3,395	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	3,514	ñ
16,205	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	16,732	ñ
5,255	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	5,413	ñ
11,540	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	13,184	ñ
6,195	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	6,179
9,895	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	11,812
4,750	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	5,512
6,390	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	6,406	ñ
18,660	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	20,526
8,830	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	9,934
12,055	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	12,959	ñ
10,465	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	11,355
5,635	PNK Finance Corp., Guaranteed Notes, 6.38%, due 8/1/21	5,917	ñ
19,710	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	21,090
8,987	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	9,932
		167,145

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Gas Distribution (3.7%)
$3,475	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	$3,701
8,514	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	9,206
4,075	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	4,126
4,340	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 3/15/24	4,318
13,885	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	15,100
17,491	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	19,240
3,790	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	4,067
7,760	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	8,943
11,375	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	11,972	ñ
1,990	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 5.50%, due 2/15/23	2,065
12,890	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	13,679
3,600	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	3,870
10,485	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	10,983
2,440	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	2,470
5,290	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	4,986
6,201	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.50%, due 10/1/18	6,573
4,397	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.38%, due 8/1/21	4,837
		130,136
Health Facilities (4.8%)
4,670	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	4,909
5,220	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	5,709
4,720	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	4,814	ñ
11,970	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	12,404	ñ
8,400	Columbia/HCA Corp., Senior Unsecured Notes, 7.69%, due 6/15/25	8,946
1,370	Columbia/HCA Corp., Senior Unsecured Notes, 7.05%, due 12/1/27	1,363
4,910	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	5,199
5,050	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	5,334
7,940	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	8,853
6,190	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	6,144
24,890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	26,446
4,210	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	4,410
9,625	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	10,592
4,460	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	4,471	ñ
9,530	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	10,007
7,820	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	8,211	ñ
21,610	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	23,987
4,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	3,715
12,420	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	13,864
		169,378
Health Services (0.4%)
6,581	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	6,992
5,595	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	5,637	ñØ
		12,629

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Investments & Misc. Financial Services (1.2%)
$18,395	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	$18,533	ñ
8,820	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	8,941	ñ
14,460	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	14,352	ñ
		41,826
Leisure (0.4%)
7,620	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	8,096
5,845	Cedar Fair L.P., Guaranteed Notes, 5.25%, due 3/15/21	5,933
		14,029
Machinery (1.0%)
9,730	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	11,433
3,960	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	4,059
5,335	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	5,788
6,095	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	6,522
6,760	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	7,588
		35,390
Managed Care (0.2%)
6,775	MPH Acquisition Holdings LLC, Guaranteed Notes, 6.63%, due 4/1/22	7,012	ñ
Media - Broadcast (3.0%)
6,351	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	7,113
4,294	AMC Networks, Inc., Guaranteed Notes, 4.75%, due 12/15/22	4,283
3,478	Clear Channel Communications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	3,339
6,750	Clear Channel Communications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	7,189
28,148	Clear Channel Communications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	31,702
2,065	Clear Channel Communications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	1,827
17,195	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	18,313
14,831	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	15,850	ñ
2,275	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	2,500	ñ
10,349	Univision Communications, Inc., Senior Secured Notes, 6.75%, due 9/15/22	11,384	ñ
		103,500
Media - Cable (4.8%)
3,880	Altice SA, Guaranteed Notes, 7.75%, due 5/15/22	4,045	ñØ
3,840	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	4,066
8,750	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	9,242
5,245	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	5,245
1,990	CCO Holdings LLC, Guaranteed Notes, 5.13%, due 2/15/23	1,943
13,372	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	14,007	ñ
11,112	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	10,834	ñ
5,075	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	5,868
8,800	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	9,196
14,040	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	14,742
17,449	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	19,717

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$6,230	DISH DBS Corp., Guaranteed Notes, 5.88%, due 7/15/22	$6,721
5,065	DISH DBS Corp., Guaranteed Notes, 5.00%, due 3/15/23	5,166
15,015	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	15,165	ñØ
18,070	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	18,499	ñØ
4,265	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	4,366	ñØ
1,990	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.50%, due 1/15/23	2,010	ñ
9,060	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	9,672	ñ
5,725	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	5,868	ñ
		166,372
Media - Diversified (1.4%)
14,955	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	15,703
17,485	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	18,206	ñ
4,540	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	4,699	ñ
9,845	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	10,288
		48,896
Media - Services (1.5%)
1,590	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Guaranteed Notes, 5.25%, due 2/15/22	1,630	ñ
10,095	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	10,877
4,150	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	4,420
11,215	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	12,000
1,990	Lamar Media Corp., Guaranteed Notes, 5.00%, due 5/1/23	2,000
10,000	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	10,425	ñ
5,180	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	5,193	ñ
4,220	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	4,278	ñ
		50,823
Medical Products (0.9%)
7,990	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	8,709
4,525	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	4,921	ñ
9,815	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	11,018	ñ
8,450	Fresenius US Finance II, Inc., Guaranteed Notes, 4.25%, due 2/1/21	8,492	ñ
		33,140
Metals - Mining Excluding Steel (2.0%)
11,165	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	10,495
18,883	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	14,351
13,740	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	10,133
8,040	Arch Coal, Inc., Guaranteed Notes, 9.88%, due 6/15/19	6,914
1,784	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 10/1/20	1,351
10,515	Arch Coal, Inc., Guaranteed Notes, 7.25%, due 6/15/21	7,860
12,100	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	12,463	ñ
2,520	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 8.25%, due 11/1/19	2,785	ñ
7,500	Walter Energy, Inc., Guaranteed Notes, 8.50%, due 4/15/21	4,463
		70,815

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Packaging (3.7%)
$46,035	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	$53,401	@
3,075	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	3,140	ñ
5,960	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	6,139	ñ
6,648	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	7,363
28,100	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	31,191
16,590	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	18,207
4,545	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	4,914
5,875	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	6,323
		130,678
Pharmaceuticals (1.9%)
6,370	Endo Health Solutions, Inc., Guaranteed Notes, 7.00%, due 7/15/19	6,848
9,995	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	11,045	ñ
3,370	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	3,648	ñ
3,386	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	3,572	ñ
38,897	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	41,814	ñ
		66,927
Printing & Publishing (2.1%)
2,516	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	2,918
24,035	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	28,601
17,115	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	19,554
10,620	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	12,160
4,775	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	5,026
4,365	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	4,398
		72,657
Railroads (0.0%)
1,570	Florida East Coast Holdings Corp., Senior Secured Notes, 6.75%, due 5/1/19	1,613	ñ
Real Estate Dev. & Mgt. (0.2%)
5,310	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	5,921	ñ
Software - Services (4.8%)
6,850	Ceridian Corp., Guaranteed Notes, 11.25%, due 11/15/15	6,936
5,324	Ceridian Corp., Guaranteed Notes, 12.25%, due 11/15/15	5,377	[c]
6,270	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	7,140	ñ
20,575	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	23,507
35,242	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	42,290	@
8,770	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	9,943
6,640	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	7,072
4,472	Nuance Communications, Inc., Guaranteed Notes, 5.38%, due 8/15/20	4,506	ñ
9,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	9,382	ñc
18,805	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	20,921	ñ
1,887	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	2,000
18,105	SunGard Data Systems, Inc., Guaranteed Notes, 6.63%, due 11/1/19	18,965

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$3,805	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	$4,157
6,520	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	7,074
		169,270
Specialty Retail (0.8%)
6,455	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	6,729
3,133	Limited Brands, Inc., Guaranteed Notes, 8.50%, due 6/15/19	3,775
1,890	Limited Brands, Inc., Guaranteed Notes, 6.63%, due 4/1/21	2,115
1,740	Limited Brands, Inc., Guaranteed Notes, 5.63%, due 2/15/22	1,829
7,410	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	7,632	ñc
5,295	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	5,904
		27,984
Steel Producers - Products (1.0%)
8,015	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	8,786
22,614	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	23,971
2,410	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	2,525
		35,282
Support - Services (3.2%)
2,945	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	2,997
8,050	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	8,211
5,885	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	6,238
10,170	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	11,187
2,603	Iron Mountain, Inc., Senior Subordinated Notes, 8.38%, due 8/15/21	2,746
11,265	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	11,124
31,415	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	33,889
18,275	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	19,280
5,860	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	6,490
8,660	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	9,688
		111,850
Telecom - Integrated Services (5.4%)
10,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	10,512
3,065	CenturyLink, Inc., Senior Unsecured Notes, Ser. S, 6.45%, due 6/15/21	3,303
3,795	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	4,070
19,602	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	20,288
4,115	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	4,599
5,380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	5,582
7,365	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	8,101
8,360	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	8,945
15,885	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	15,547	ñ
10,185	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	10,618
4,570	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	4,799
11,560	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	12,774
16,915	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	18,501
12,320	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	13,798
10,580	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	10,739
9,570	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	9,579
8,230	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	9,454

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman High Income Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$4,075	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	$4,411
12,290	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	13,120
		188,740
Telecom - Wireless (4.6%)
11,075	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	11,241
3,910	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	4,105
10,985	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	10,848
12,350	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	13,816
17,685	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	19,277	ñ
15,330	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	16,901	ñ
7,270	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	8,860	ñ
3,135	Sprint Nextel Corp., Senior Unsecured Notes, 7.00%, due 8/15/20	3,409
7,395	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	7,839
19,045	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	20,473
13,840	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	14,740
10,210	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	11,027
3,740	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	3,932
3,680	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	3,970
5,125	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	5,516
4,990	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	5,233
		161,187
Theaters & Entertainment (0.4%)
11,600	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	12,369	ñ
	Total Corporate Debt Securities (Cost $2,854,615)	2,999,085
NUMBER OF SHARES
Short-Term Investments (4.2%)
145,616,866	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $145,617)	145,617
	Total Investments (100.7%) (Cost $3,375,432)	3,522,486	##
	Liabilities, less cash, receivables and other assets [(0.7%)]	(25,420)
	Total Net Assets (100.0%)	$3,497,066

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Municipal Notes (99.1%)
Arkansas (2.1%)
$1,145	Springdale Sales & Use Rev., Ser. 2012, 3.00%, due 11/1/21	$1,184
2,000	Springdale Sales & Use Rev., Ser. 2013, 5.00%, due 7/1/22	2,175
		3,359
California (12.3%)
675	Acalanes Union High Sch. Dist. G.O. Ref. Rev., Ser. 2012, 4.00%, due 8/1/22	778
2,000	California G.O. Ref., Ser. 2013, 5.00%, due 11/1/25	2,348
2,055	California Statewide Communities Dev. Au. PCR (So. California Edison Co.), Ser. 2006, 1.90%, due 4/1/28 Putable 4/1/20	2,064	µß
500	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/27	546	ß
250	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/28	272	ß
2,500	Deutsche Bank Spears/Lifers Trust Var. Sts. (Anaheim California Pub. Imp.), Ser. 2008-DB665, (AGM Insured), 0.27%, due 9/1/30	2,500	ñµd
795	Inglewood Pub. Fin. Au. Lease Ref. Rev., Ser. 2012, 5.00%, due 8/1/16	849
1,500	Irvine Imp. Bond Act 1915 Ltd. Oblig. (Spec. Assessment Dist. Number 12-1), Ser. 2012, 3.00%, due 9/2/16	1,557
200	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/27	214
300	Mountain View-Whisman Sch. Dist. G.O. (Election 2012), Ser. 2013-A, 4.00%, due 9/1/28	319
500	Orange Co. Trans. Au. Toll Road Sr. Lien Rev. (91 Express Lanes), Ser. 2013, 5.00%, due 8/15/21	586
625	Oxnard Harbor Dist. Rev., Ser. 2011-B, 4.50%, due 8/1/24	638
900	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,081
2,050	Sacramento City Unified Sch. Dist. Ref. G.O., Ser. 2014, 5.00%, due 7/1/24	2,411
1,500	San Francisco City & Co. Pub. Utils. Commission Wtr. Ref. Rev., Ser. 2011-D, 5.00%, due 11/1/24	1,789
740	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/26	459
645	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/27	379
440	Santa Maria Bonita Sch. Dist. Cert. of Participation (New Sch. Construction Proj.), Ser. 2013, (BAM Insured), 2.63%, due 6/1/21	436
		19,226
Colorado (1.6%)
1,000	Commerce City No. Infrastructure Gen. Imp. Dist. G.O., Ser. 2013, (AGM Insured), 5.00%, due 12/1/24	1,137
730	Denver City & Co. Cert. of Participation (Wastewater/Rosyn Properties), Ser. 2010-B, 3.00%, due 12/1/16	767
500	Westminster Cert. of Participation Ref., Ser. 2013, 4.00%, due 12/1/25	525
		2,429
District of Columbia (2.0%)
355	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 4.00%, due 10/1/19	382	ß
460	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/21	524	ß
350	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-A, 5.00%, due 10/1/22	400	ß
1,000	Dist. of Columbia Rev. (Assoc. of American Med. College), Ser. 2011-B, 5.00%, due 10/1/22	1,130	ß
505	Dist. of Columbia Rev. (Friendship Pub. Charter Sch.), Ser. 2012, 2.15%, due 6/1/15	501	ß
165	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	185	ß
		3,122

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Florida (10.3%)
$1,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/26	$1,095
2,300	Collier Co. Gas Tax Ref. Rev., Ser. 2012, 5.00%, due 6/1/16	2,487
1,345	Florida St. Muni. Loan Council Rev., Ser. 2012, (AGM Insured), 4.00%, due 5/1/19	1,448
1,420	Gulf Breeze Rev. (Local Gov't), Ser. 1985, 1.70%, due 12/1/20 Putable 12/1/17	1,437	µ
900	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/29	1,021
1,000	Miami-Dade Co. Sch. Board Cert. of Participation, Ser. 2012-A, 5.00%, due 8/1/22	1,162
750	Palm Beach Co. Solid Waste Au. Rev., Ser. 2002-B, (AMBAC Insured), 0.00%, due 10/1/15	738
1,255	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/22	1,400	ß
1,580	Port St. Lucie Research Facs. Rev. (Oregon Hlth. and Science Univ. Vaccine and Gene Therapy Institute Florida Corp. Proj.), Ser. 2010, 5.00%, due 5/1/23	1,747	ß
2,000	Space Coast Infrastructure Agcy. Imp. Rev. (I-95 Brevard Co. DBF Proj.), Ser. 2012, 4.00%, due 6/15/17	2,098
1,185	Sunshine St. Governmental Fin. Commission Rev., Ser. 2013-B-1, 5.00%, due 9/1/20	1,370
		16,003
Georgia (3.3%)
1,000	Bartow Co. Dev. Au. Rev. (GA Pwr. Co. Plant Bowen), Ser. 1997, 2.38%, due 9/1/29 Putable 8/10/17	1,029	µß
1,645	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/22	1,863	ß
1,000	Fulton Co. Dev. Au. Rev. (Morehouse College Proj.), Ser. 2007, (AMBAC Insured), 5.00%, due 12/1/19	1,099	ß
1,000	Gwinnett Co. Sch. Dist. G.O. Ref., Ser. 2010, 5.00%, due 2/1/25	1,237
		5,228
Illinois (10.1%)
1,250	Chicago G.O., Ser. 2010-A, 5.00%, due 12/1/15	1,330
250	Chicago G.O. Ref., Ser. 2014-A, 5.00%, due 1/1/35	251
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,114
1,165	Chicago Park Dist. G.O., Ser. 2011-C, 5.00%, due 1/1/24	1,295
1,400	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27 Pre-Refunded 12/1/20	1,703
200	Cook Co. Sch. Dist. Number 144 Prairie Hills G.O. (Ltd. Sch.), Ser. 2010-A, (AGM Insured), 5.25%, due 12/1/27	214
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.35%, due 12/1/29	1,087
1,195	Cook Co. Sch. Dist. Number 83 G.O. (Mannheim), Ser. 2013-C, 5.63%, due 12/1/32	1,300
1,000	Cook Co. Sch. Dist. Number 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/30 Pre-Refunded 12/1/21	1,221
750	Dekalb Kane LaSalle Cos. Comm. College Dist. Number 523 G.O., Ser. 2011-B, 0.00%, due 2/1/25	460
1,000	Illinois St. G.O., Ser. 2013, 5.50%, due 7/1/25	1,154
1,000	Illinois St. G.O., Ser. 2014, 4.00%, due 2/1/23	1,061
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 4.00%, due 2/15/26	502
500	So. Illinois Univ. Cert. of Participation (Cap. Imp. Proj.), Ser. 2014-A1, (BAM Insured), 5.00%, due 2/15/27	537
950	Springfield G.O., Ser. 2014, 4.25%, due 12/1/27	975
1,415	Springfield G.O., Ser. 2014, 5.00%, due 12/1/28	1,541
		15,745
Indiana (5.3%)
1,000	Boone Co. Hosp. Assoc. Lease Rev., Ser. 2005, (National Public Finance Guarantee Corp. Insured), 5.25%, due 7/10/17	1,053

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$500	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-A, 5.00%, due 6/1/32	$503	ß
2,225	Indiana St. Fin. Au. Env. Rev. (So. Indiana Gas & Elec. Co.), Ser. 2013-E, 1.95%, due 5/1/37 Putable 9/14/17	2,274	µß
1,615	Indiana St. Fin. Au. Rev. (St. Revolving Fund Prog.), Ser. 2009-A1, 5.00%, due 2/1/21	1,862
940	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2010-B, 5.00%, due 1/1/22	1,079
1,280	Indiana St. Muni. Pwr. Agcy. Rev., Ser. 2011-A, 5.00%, due 1/1/18	1,448
		8,219
Kansas (0.5%)
720	Olathe Hlth. Facs. Rev. (Med. Ctr.), Ser. 2012-A, 3.00%, due 9/1/16	751	ß
Louisiana (1.5%)
1,280	Louisiana St. Local Gov't Env. Facs. & Comm. Dev. Au. Rev. (Plaquemines Proj.), Ser. 2012, (AGM Insured), 4.00%, due 9/1/21	1,370
395	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/23	412
570	Terrebonne Parish LA Hosp. Svc. Dist. Number 1 Hosp. Ref. Rev. (Gen. Med. Ctr. Proj.), Ser. 2010, 4.00%, due 4/1/15	587
		2,369
Massachusetts (0.5%)
260	Massachusetts Bay Trans. Au. Sr. Sales Tax Rev., Ser. 2006-A, 5.25%, due 7/1/34	320
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	532	ß
		852
Michigan (2.3%)
2,000	Brighton Area Sch. Dist. G.O. (Sch. Bldg. & Site), Ser. 2013-II, 5.00%, due 5/1/20	2,309
350	Forest Hills Pub. Schs. G.O. Ref., Ser. 2005, (AGM Insured), 5.00%, due 5/1/21	365
900	Michigan St. Hosp. Fin. Au. Rev. (Ascension Hlth. Credit Group), Ser. 2010-F4, 1.95%, due 11/15/47 Putable 4/1/20	882	µß
		3,556
Minnesota (0.6%)
755	Willmar G.O. Ref. (Rice Mem. Hosp. Proj.), Ser. 2012-A, 5.00%, due 2/1/19	871
Mississippi (3.2%)
1,230	Lamar Co. Sch. Dist. Ref. G.O., Ser. 2013, 2.63%, due 6/1/19	1,267
1,045	Mississippi Dev. Bank Spec. Oblig. (Dept. Corrections), Ser. 2010-D, 5.00%, due 8/1/22	1,171
1,250	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/27	1,490
1,000	Mississippi St. Bus. Fin. Commission Gulf Opportunity Rev. (Chevron U.S.A., Inc. Proj.), Ser. 2009-C, 0.07%, due 12/1/30	1,000	µß
		4,928
Missouri (0.5%)
700	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. (BJC Hlth. Sys.), Ser. 2014, 5.00%, due 1/1/20	825	ß

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Montana (1.3%)
$2,000	Livingston Rev. RANS (Livingston Healthcare Proj.), Ser. 2013, 2.00%, due 12/1/15	$2,002	ß
Nevada (0.5%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	856
New Jersey (5.7%)
305	Harrison G.O., Ser. 2012-A, 5.00%, due 4/15/18	339
625	Hudson Co. Correctional Fac. Cert. of Participation, Ser. 2013, (AGM Insured), 3.00%, due 12/1/21	626
900	Jersey City G.O. Ref., Ser. 2012, (AGM Insured), 4.00%, due 9/1/19	977
1,000	New Jersey Econ. Dev. Au. Rev. (Sch. Fac. Construction), Ser. 2010-DD1, 5.00%, due 12/15/18	1,146
1,000	New Jersey Hlth. Care Fac. Fin. Au. Dept. Human Svc. Rev. (Greystone Park Psychiatric Hosp. Proj.), Ser. 2013-B, 5.00%, due 9/15/20	1,158
1,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,179
2,000	New Jersey Trans. Trust Fund Au., Ser. 2006-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/15/21	2,370
360	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/20	384
370	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 3.00%, due 6/15/21	391
295	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/23	325
		8,895
New York (7.4%)
880	Albany Co. G.O., Ser. 2012-B, 4.00%, due 11/1/22	970
1,850	New York City G.O., Ser. 2011-I1, 5.00%, due 8/1/18	2,133
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	2,273
1,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	1,154
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	872
1,000	Port Au. New York & New Jersey Rev. (One Hundred Fifty-Third), Ser. 2008, 4.50%, due 7/15/27	1,071
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,073
1,000	Utils. Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,174
850	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	891	ß
		11,611
North Carolina (0.7%)
650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	761
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	327	ß
		1,088
Ohio (0.9%)
450	Lorain G.O., Ser. 2013, (AGM Insured), 3.63%, due 12/1/25	458
900	Lorain G.O., Ser. 2013, (AGM Insured), 3.88%, due 12/1/27	921
		1,379
Oregon (0.3%)
505	Oregon St. Hsg. & Comm. Svc. Dept. Mtge. Rev. (Single Family Mtge. Prog.), Ser. 2005-D, 4.40%, due 7/1/19	514

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Pennsylvania (3.1%)
$1,000	Norristown Area Sch. Dist. Cert. of Participation (Installment Purchase), Ser. 2012, 4.50%, due 4/1/27	$1,013
1,285	Pennsylvania St. HFA Single Family Mtge. Rev., Ser. 2010-109, 2.45%, due 4/1/16	1,317
340	Pennsylvania St. Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (AGM Insured), 5.00%, due 5/1/21	374	ß
1,870	Philadelphia G.O. Ref., Ser. 2007-A, (AGM Insured), 5.00%, due 8/1/18	2,079
		4,783
Puerto Rico (0.8%)
750	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	766
500	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Fin. Au. Ref. Rev. (Int'l American Univ. Proj.), Ser. 2012, 4.00%, due 10/1/14	503	ß
		1,269
Rhode Island (2.5%)
1,250	Cranston G.O., Ser. 2012-B, 3.00%, due 7/1/16	1,294
1,125	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/22	1,280	ß
1,200	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2010-A, 4.40%, due 12/1/19	1,297
		3,871
South Carolina (4.2%)
870	Charleston Co. G.O. (Cap. Imp. Plan), Ser. 2011, 5.00%, due 11/1/18	1,016
2,900	South Carolina St. Ed. Facs. Au. Rev. (Furman Univ.), Ser. 2006-B, (LOC: Wells Fargo Bank N.A.), 0.08%, due 10/1/39	2,900	µß
2,335	South Carolina St. Pub. Svc. Au. Ref. Rev. (Santee Cooperative), Ser. 2012-A, 4.00%, due 12/1/20	2,595
		6,511
Tennessee (3.1%)
1,750	Memphis Ref. G.O. (Gen. Imp.), Ser. 2011, 5.00%, due 5/1/24	2,049
1,000	Metro. Gov't Nashville & Davidson Co. Hlth. & Ed. Fac. Board, Ser. 2012, 5.00%, due 11/1/26	1,095	ß
1,600	Metro. Nashville Arpt. Au. Ref. Rev. Imp., Ser. 2010-B, (AGM Insured), 4.00%, due 7/1/15	1,655
		4,799
Texas (7.4%)
250	Alamo Comm. College Dist. G.O. (Maintenance Tax Notes), Ser. 2011, 4.00%, due 2/15/20	283
750	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/18	822
705	Brownsville G.O., Ser. 2011-A, 4.00%, due 2/15/20	778
335	Dallas Co. Sch. G.O. (Pub. Prop. Fin. Contractual Oblig.), Ser. 2012-A, 4.00%, due 12/1/18	375
250	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.63%, due 8/15/15	251
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/25	471
500	Gulf Coast Waste Disp. Au. Rev. (Bayport Area Sys.), Ser. 2013, (AGM Insured), 3.00%, due 10/1/26	465
225	Harris Co. Cultural Ed. Fac. Fin. Corp. Rev. (Methodist Hosp. Sys.), Ser. 2008-B, 5.25%, due 12/1/17	257	ß
1,110	Houston Hotel Occupancy Tax & Spec. Ref. Rev. (Convention & Entertainment Facs.), Ser. 2012, 5.00%, due 9/1/28	1,113
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,260

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$1,250	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 2/15/33	$1,454
1,500	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/27	1,688
375	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/17	402
555	Texas A&M Univ. Perm. Univ. Fund Rev., Ser. 2011, 3.00%, due 7/1/18	599
1,000	Texas Pub. Fin. Au. Rev. (So. Univ. Fin. Sys.), Ser. 2013, (BAM Insured), 5.00%, due 11/1/20	1,105
245	Texas St. Technical College Sys. Rev. Ref. & Imp., Ser. 2011, 5.00%, due 8/1/18	279
		11,602
Utah (2.2%)
2,250	Utah St. Transit Au. Sales Tax Rev. Ref., Subser. 2014-B, 1.60%, due 6/15/18	2,270
1,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/28	1,120
		3,390
Virginia (2.4%)
2,000	Virginia Commonwealth Trans. Board Rev. (Cap. Proj.), Ser. 2011, 4.00%, due 5/15/29	2,092
1,690	Virginia St. Hsg. Dev. Au. Homeownership Mtge. Rev., Ser. 2010-B, 2.10%, due 9/1/15	1,719
		3,811
Washington (0.5%)
795	Washington St. Ref. G.O. (Var. Purp.), Ser. 2010-R2011B, 4.00%, due 7/1/26	842
	Total Investments (99.1%) (Cost $150,089)	154,706 ##
	Cash, receivables and other assets, less liabilities (0.9%)	1,370
	Total Net Assets (100.0%)	$156,076

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman New York Municipal Income Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Municipal Notes (98.1%)
New York (97.4%)
$1,425	Addison Central Sch. Dist. Ref. G.O., Ser. 2012, 5.00%, due 6/1/19	$1,653
1,380	Cayuga Co. G.O., Ser. 2013-A, (BAM Insured), 2.75%, due 2/1/26	1,314
295	Genesee Valley Central Sch. Dist. Ref. G.O. (Sch. Dist. at Angelica-Belmont), Ser. 2012, (AGM Insured), 4.00%, due 6/15/15	305
1,000	Hudson Yards Infrastructure Corp. Rev., Ser. 2011-A, 5.75%, due 2/15/47	1,110
750	Ithaca Ref. G.O., Ser. 2012-A, 3.00%, due 1/15/16	784
400	Johnson City Central Sch. Dist. Ref. G.O., Ser. 2012, (AGM Insured), 5.00%, due 6/15/26	450
500	Long Island Pwr. Au. Rev., Ser. 2008-A, 6.00%, due 5/1/33	567
1,500	Metropolitan Trans. Au. Rev., Ser. 2008-C, 6.50%, due 11/15/28	1,779
1,250	Metropolitan Trans. Au. Rev., Ser. 2013-A, 5.00%, due 11/15/27	1,403
400	Monroe Co. Ind. Dev. Corp. Rev. (Nazareth College of Rochester Proj.), Ser. 2013-A, 4.13%, due 10/1/27	378	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/15	102	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 3.00%, due 6/1/16	104	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/17	108	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 4.00%, due 6/1/18	109	ß
115	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/20	131	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/21	113	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/22	112	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/23	112	ß
100	Monroe Co. Ind. Dev. Corp. Rev. (St. John Fisher College), Ser. 2014-A, 5.00%, due 6/1/24	112	ß
300	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/26	332	ß
250	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Monroe Comm. College), Ser. 2014, (AGM Insured), 5.00%, due 1/15/28	271	ß
2,900	Nassau Co. IDA Civic Fac. Rev. Ref. & Impt. (Cold Spring Harbor Laboratory), Ser. 1999, (LOC: TD Bank N.A.), 0.08%, due 1/1/34	2,900	µß
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/17	382
475	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/18	527
350	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/19	390
480	New Rochelle Ref. G.O., Ser. 2013-A, 4.00%, due 3/15/20	536
1,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2013-E1A, 1.20%, due 11/1/17	1,003
330	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.45%, due 11/1/14	335
340	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 4.60%, due 5/1/15	351
1,000	New York City Hsg. Dev. Corp. Rev., Ser. 2008-M, 6.75%, due 11/1/33	1,129
1,100	New York City IDA Civic Fac. Rev. (American Civil Liberties Proj.), Ser. 2005, (LOC: JP Morgan Chase), 0.09%, due 6/1/35	1,100	µß
1,125	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2012-GG, 5.00%, due 6/15/17	1,206
600	New York City Transitional Fin. Au. (NYC Recovery), Subser. 2002-3F, (LOC: Royal Bank of Canada), 0.09%, due 11/1/22	600	µ
1,110	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2014-C, 5.00%, due 11/1/21	1,329
1,700	New York City Trust for Cultural Res. Rev. (American Museum of Natural History), Ser. 2008-A1, (LOC: JP Morgan Chase Bank N.A.), 0.09%, due 4/1/27	1,700	µß
325	New York City Trust for Cultural Res. Rev. (Juilliard Sch.), Ser. 2009-B, 1.35%, due 1/1/36 Putable 8/1/17	328	µß
1,120	New York St. Bridge Au. Rev., Ser. 2012, 4.00%, due 1/1/22	1,240
3,540	New York St. Dorm. Au. Rev. (Spec. Active Sch. Dist. Prog.), Ser. 1995, (National Public Finance Guarantee Corp. Insured), 6.00%, due 7/1/19	3,554
130	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys. Oblig. Group), Ser. 2012-A, 2.00%, due 7/1/14	130	ß
745	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2013, 4.50%, due 7/1/24	784	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2014, 5.00%, due 7/1/22	590	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Hosp. Spec. Surgery), Ser. 2009, (FHA Insured), 6.00%, due 8/15/38	570	ß

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman New York Municipal Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 5.00%, due 7/1/20	$589	ß
1,150	New York St. Dorm. Au. Rev. Non St. Supported Debt (Mem. Sloan-Kettering), Ser. 2012-1, 4.00%, due 7/1/22	1,268	ß
2,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Muni. Hlth. Fac. Lease), Ser. 2001, 5.00%, due 1/15/18	2,265
200	New York St. Dorm. Au. Rev. Non St. Supported Debt (North Shore-Long Island Jewish Oblig. Group), Ser. 2011-A, 5.00%, due 5/1/22	227	ß
500	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Facs.), Ser. 2013-A, 5.00%, due 7/1/28	568
2,305	New York St. Dorm. Au. Rev. Non St. Supported Debt (Univ. Rochester), Ser. 2007-A1, 5.00%, due 7/1/19	2,531	ß
3,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev. Ref. (Gen. Purp. Bonds), Ser. 2012-A, 5.00%, due 12/15/29	3,404
500	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ. Cons. 5th), Ser. 2008-E, 6.13%, due 1/1/31	583
1,000	New York St. Dorm. Au. Rev. St. Supported Debt (Dept. Ed.), Ser. 2006-A, 5.00%, due 7/1/18	1,090
1,500	New York St. Dorm. Au. Rev. St. Supported Debt (Mental. Hlth. Svcs. Fac. Imp.), Ser. 2008-F, 6.25%, due 2/15/31	1,733
2,000	New York St. Dorm. Au. Sales Tax Rev., Ser. 2013-A, 5.00%, due 3/15/28	2,307
1,500	New York St. Env. Facs. Corp. (St. Clean Wtr. & Drinking Rev. Revolving Fund Muni. Wtr. Fin. Auth. Proj.), Ser. 2012-D, 5.00%, due 6/15/24	1,779
1,000	New York St. Env. Facs. Corp. Rev. (United Wtr. New Rochelle), Ser. 2010-A, 4.88%, due 9/1/40	1,026	ß
2,000	New York City G.O., Ser. 2008-E-1, 6.25%, due 10/15/28	2,368
905	New York City G.O., Ser. 2013-G, 5.00%, due 8/1/21	1,072
1,100	New York St. HFA Rev. (Gotham West Hsg.), Ser. 2011-A2, (LOC: Wells Fargo Bank N.A.), 0.08%, due 5/1/45	1,100	µß
2,000	Onondaga Co. Trust Cultural Res. Rev. (Syracuse Univ. Proj.), Ser. 2010-A, (LOC: Wells Fargo Bank N.A.), 0.08%, due 12/1/29	2,000	µß
735	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/23	773	ß
695	Orange Co. Funding Corp. Rev. (Mount St. Mary College), Ser. 2012-B, 4.00%, due 7/1/24	724	ß
1,000	Rockland Co. G.O., Ser. 2014-A, (AGM Insured), 5.00%, due 3/1/16	1,073
500	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/21	594
670	Smithtown Central Sch. Dist. Ref. G.O., Ser. 2013, 5.00%, due 10/15/23	808
1,000	St. Lawrence Co. IDA Civic Dev. Corp. Rev. (St. Lawrence Univ. Proj.), Ser. 2012, 5.00%, due 7/1/26	1,127	ß
1,500	Triborough Bridge & Tunnel Au. Rev. Ref., Ser. 2013-A, 5.00%, due 11/15/27	1,700
1,000	Utility Debt Securitization Au. Rev., Ser. 2013-TE, 5.00%, due 12/15/28	1,174
350	Westchester Co. Local Dev. Corp. Rev. (Kendal on Hudson Proj.), Ser. 2013, 5.00%, due 1/1/28	367	ß
		66,283
Puerto Rico (0.7%)
450	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.50%, due 7/1/20	459
	Total Investments (98.1%) (Cost $64,890)	66,742	##
	Cash, receivables and other assets, less liabilities (1.9%)	1,274
	Total Net Assets (100.0%)	$68,016
See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration Bond Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (8.0%)
$3,460	U.S. Treasury Notes, 0.25%, due 11/30/14 & 12/31/15	$3,463
400	U.S. Treasury Notes, 0.88%, due 9/15/16	403
670	U.S. Treasury Notes, 0.63%, due 12/15/16	668
600	U.S. Treasury Notes, 0.75%, due 3/15/17	599
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $5,131)	5,133
Mortgage-Backed Securities (33.4%)
Adjustable Mixed Balance (1.3%)
754	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.47%, due 5/25/34	753	µ
102	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.28%, due 6/19/34	98	µ
		851
Commercial Mortgage-Backed (20.8%)
432	Banc of America Commercial Mortgage, Inc., Ser. 2005-2, Class A5, 4.86%, due 7/10/43	446
632	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	635
59	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB, 5.52%, due 1/15/46	59	µ
1,009	Commercial Mortgage Pass-Through Certificates, Ser. 2003-LB1A, Class C, 4.23%, due 6/10/38	1,015
1,683	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	1,681
380	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	381
623	Credit Suisse Commercial Mortgage Trust, Ser. 2006-C3, Class A3, 5.98%, due 6/15/38	673	µ
4	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A2, 5.45%, due 1/15/49	4
395	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	432
1,500	GS Mortgage Securities Trust, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	1,593
1,332	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	1,333
609	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4, 5.48%, due 12/12/44	644
1,572	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,582
317	Morgan Stanley Capital I Trust, Ser. 2011-C1, Class A1, 2.60%, due 9/15/47	322	ñ
983	Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class A7, 5.12%, due 7/15/42	1,023
1,195	Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4, 5.42%, due 1/15/45	1,266
320	WF-RBS Commercial Mortgage Trust, Ser. 2011-C2, Class A1, 2.50%, due 2/15/44	324	ñ
		13,413
Mortgage-Backed Non-Agency (2.8%)
392	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	416	ñ
1,091	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,168	ñ
231	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	246	ñ
		1,830
Fannie Mae (4.2%)
832	Pass-Through Certificates, 3.50%, due 10/1/25	876
1,333	Pass-Through Certificates, 3.00%, due 9/1/27	1,377
426	Pass-Through Certificates, 4.50%, due 4/1/39	457
		2,710

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Freddie Mac (4.3%)
$2	ARM Certificates, 1.63%, due 1/1/17	$2	µ
833	Pass-Through Certificates, 3.50%, due 5/1/26	876
1,122	Pass-Through Certificates, 3.00%, due 1/1/27	1,157
656	Pass-Through Certificates, 4.50%, due 11/1/39	704
		2,739
	Total Mortgage-Backed Securities (Cost $21,766)	21,543
Corporate Debt Securities (39.1%)
Auto Manufacturers (1.7%)
305	Daimler Finance N.A. LLC, Guaranteed Notes, 1.13%, due 3/10/17	305	ñ
290	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	290	ñ
525	Toyota Motor Credit Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 2/17/15	528
		1,123
Banks (13.9%)
305	American Express Centurion Bank, Senior Unsecured Notes, 0.88%, due 11/13/15	306
360	Bank of America Corp., Senior Unsecured Medium-Term Notes, 3.63%, due 3/17/16	377
965	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	962
395	Goldman Sachs Group, Inc., Senior Unsecured Medium-Term Notes, 1.60%, due 11/23/15	399
1,850	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	1,853
230	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	230	ñ
745	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 6.00%, due 5/13/14	746
155	Morgan Stanley, Senior Unsecured Notes, 1.75%, due 2/25/16	157
1,330	Royal Bank of Canada, Senior Unsecured Global Medium-Term Notes, 1.45%, due 10/30/14	1,337
470	Sumitomo Mitsui Banking Corp., Bank Guaranteed Notes, 0.90%, due 1/18/16	471
1,265	Wells Fargo & Co., Senior Unsecured Notes, 1.50%, due 7/1/15	1,279
820	Westpac Banking Corp., Senior Unsecured Notes, 1.13%, due 9/25/15	828
		8,945
Beverages (2.3%)
1,390	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 0.80%, due 1/15/16	1,396
80	Heineken NV, Senior Unsecured Notes, 0.80%, due 10/1/15	80	ñ
		1,476
Commercial Services (0.1%)
90	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	91	ñ
Computers (2.8%)
425	Hewlett-Packard Co., Senior Unsecured Notes, 2.20%, due 12/1/15	435
1,400	IBM Corp., Senior Unsecured Notes, 0.88%, due 10/31/14	1,404
		1,839
Diversified Financial Services (5.8%)
540	American Honda Finance Corp., Unsecured Notes, 1.00%, due 8/11/15	544	ñ
430	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	463
405	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	405

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$455	General Electric Capital Corp., Senior Unsecured Notes, 2.15%, due 1/9/15	$461
530	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 1/8/16	534
390	General Electric Capital Corp., Senior Unsecured Global Medium-Term Notes, 1.50%, due 7/12/16	395
415	Harley-Davidson Financial Services, Inc., Guaranteed Notes, 1.15%, due 9/15/15	417	ñ
490	John Deere Capital Corp., Senior Unsecured Notes, 0.88%, due 4/17/15	493
		3,712
Electric (0.4%)
260	Electricite de France, Senior Unsecured Notes, 1.15%, due 1/20/17	260	ñ
Electronics (0.4%)
285	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	285
Food (0.6%)
170	Kraft Foods Group, Inc., Senior Unsecured Notes, 1.63%, due 6/4/15	172
215	WM Wrigley Jr. Co., Senior Unsecured Notes, 1.40%, due 10/21/16	217	ñ
		389
Healthcare - Services (0.2%)
140	Ventas Realty LP, Guaranteed Notes, 1.25%, due 4/17/17	139
Home Furnishings (0.3%)
180	Whirlpool Corp., Senior Unsecured Notes, 1.35%, due 3/1/17	180
Insurance (0.4%)
250	Berkshire Hathaway Finance Corp., Guaranteed Notes, 0.95%, due 8/15/16	252
Internet (0.6%)
405	Amazon.com, Inc., Senior Unsecured Notes, 0.65%, due 11/27/15	406
Machinery - Construction & Mining (0.7%)
420	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 1.00%, due 11/25/16	422
Media (0.2%)
100	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	100
Mining (0.6%)
360	BHP Billiton Finance USA Ltd., Guaranteed Notes, 1.13%, due 11/21/14	362
Oil & Gas (1.6%)
665	BP Capital Markets PLC, Guaranteed Notes, 1.70%, due 12/5/14	670
200	CNOOC Finance 2013 Ltd., Guaranteed Notes, 1.13%, due 5/9/16	200
190	Marathon Oil Corp., Senior Unsecured Notes, 0.90%, due 11/1/15	191
		1,061

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Pharmaceuticals (3.6%)
$1,050	AbbVie, Inc., Senior Unsecured Notes, 1.20%, due 11/6/15	$1,059
415	Express Scripts Holding Co., Guaranteed Notes, 2.10%, due 2/12/15	420
155	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	155
675	Novartis Capital Corp., Guaranteed Notes, 2.90%, due 4/24/15	692
		2,326
Pipelines (0.7%)
215	Enterprise Products Operating LLC, Guaranteed Notes, 1.25%, due 8/13/15	216
240	TransCanada PipeLines Ltd., Senior Unsecured Notes, 0.88%, due 3/2/15	241
		457
Real Estate Investment Trusts (0.7%)
430	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 2.00%, due 2/6/17	430	ñ
Retail (0.2%)
110	CVS Caremark Corp., Senior Unsecured Notes, 1.20%, due 12/5/16	111
Telecommunications (1.3%)
325	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	325
525	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	544
		869
	Total Corporate Debt Securities (Cost $25,030)	25,235
Asset-Backed Securities (13.2%)
2,075	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.39%, due 5/15/20	2,071	µ
845	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	844
1,200	Citibank Credit Card Issuance Trust, Ser. 2013-A1, Class A1, 0.25%, due 4/24/17	1,200	µ
1,650	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	1,655
650	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	650
176	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.33%, due 11/23/22	175	µ
7	Nissan Auto Receivables Owner Trust, Ser. 2012-B, Class A2, 0.39%, due 4/15/15	7
300	SLM Student Loan Trust, Ser. 2004-5, Class A4, 0.38%, due 1/25/21	300	µ
1,007	SLM Student Loan Trust, Ser. 2006-5, Class A4, 0.31%, due 4/25/23	1,005	µ
725	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.32%, due 6/25/36	639	µ
	Total Asset-Backed Securities (Cost $8,616)	8,546
Short-Term Investments (8.2%)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (3.1%)
2,000	U.S. Treasury Bill, Disc. Notes, 0.02%, due 6/26/14	2,000	[e]

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration Bond Fund (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
		(000's omitted)[z]
Money Market Fund (5.1%)
3,311,565	State Street Institutional Liquid Reserves Fund Institutional Class	$3,312
	Total Short-Term Investments (Cost $5,312)	5,312
	Total Investments (101.9%) (Cost $65,855)	65,769 ##
	Liabilities, less cash, receivables and other assets [(1.9%)]	(1,220)
	Total Net Assets (100.0%)	$64,549

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Bank Loan Obligationsµ (10.0%)
Air Transport (0.1%)
$251	Delta Air Lines, Term Loan, 3.50%, due 4/20/17	$250
All Telecom (1.0%)
485	Arris Group, Term Loan B, due 4/17/20	481	¢^^
198	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	199
905	Intelsat Jackson HLDG, Term Loan B-2, due 6/30/19	904	¢^^
255	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	255
		1,839
Automotive (0.3%)
188	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	188
399	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	405
		593
Building & Development (0.3%)
599	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	597
Business Equipment & Services (0.8%)
387	Ceridian Corp., Term Loan, 4.40%, due 5/9/17	387
820	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	821	¢^^
353	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	353
		1,561
Chemicals & Plastics (0.3%)
199	Dupont Performance Coatings, Term Loan B, 4.00%, due 2/1/20	198
267	PQ Corporation, Term Loan, 4.00%, due 8/7/17	267
		465
Containers & Glass Products (0.5%)
915	Berry Plastics, Term Loan D, due 2/8/20	906	¢^^
Electronics - Electrical (0.5%)
615	Avago Technologies, First Lien Term Loan B1, 3.75%, due 12/16/20	616	¢^^
233	Freescale Semiconductor, Term Loan B-4, due 2/28/20	233	¢^^
		849
Equipment Leasing (0.1%)
235	International Lease Finance Co., Term Loan, 3.50%, due 3/6/21	234
Financial Intermediaries (1.1%)
255	First Data Corporation, Term Loan, 3.65%, due 3/24/17	254
620	First Data Corporation, Term Loan, 4.15%, due 3/23/18	619

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$720	Nuveen Inv., First Lien Term Loan B, 4.15%, due 5/13/17	$720
484	Walter Investment Mgmt, Term Loan B, due 12/18/20	479	¢^^
		2,072
Food & Drug Retailers (0.2%)
55	Rite Aid Corp., Term Loan 1, 5.75%, due 8/21/20	56
380	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	384
		440
Food Service (0.3%)
485	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	480
Health Care (0.8%)
409	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	410
1,019	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	1,014	¢^^
		1,424
Leisure Goods - Activities - Movies (0.1%)
264	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	261
Lodging & Casinos (1.9%)
402	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	405
623	CityCenter, Term Loan B, 5.00%, due 10/16/20	626
485	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	482
1,007	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,022
989	Station Casinos, Term Loan B, 4.25%, due 3/2/20	990	¢^^
		3,525
Nonferrous Metals - Minerals (0.4%)
512	Arch Coal, Term Loan, 6.25%, due 5/16/18	498
232	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	231
		729
Publishing (0.4%)
798	Tribune Company, Term Loan, 4.00%, due 12/27/20	796
Radio & Television (0.5%)
415	Clear Channel, Term Loan B, 3.80%, due 1/29/16	411
320	Cumulus Media, Term Loan, 4.25%, due 12/23/20	320
203	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	202
		933
Retailers (except food & drug) (0.2%)
289	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	292

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Steel (0.2%)
$400	FMG Resources, Term Loan, due 6/30/19	$400	¢^^
	Total Bank Loan Obligations (Cost $18,652)	18,646
Corporate Debt Securities (83.8%)
Aerospace & Defense (1.0%)
410	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	426	ñ
545	Bombardier, Inc., Senior Unsecured Notes, 7.50%, due 3/15/18	621	ñ
765	Bombardier, Inc., Senior Unsecured Notes, 4.75%, due 4/15/19	779	ñ
		1,826
Airlines (0.6%)
845	Continental Airlines, Inc., Senior Secured Notes, 6.75%, due 9/15/15	859	ñ
201	United Airlines, Inc., Pass-Through Certificates, Ser. 2009-2, Class A, 9.75%, due 1/15/17	231
		1,090
Auto Loans (0.7%)
235	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	239
1,030	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	1,102
		1,341
Automakers (1.2%)
2,015	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	2,206	ñ
Beverages (0.4%)
25	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	28
625	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	720
		748
Building & Construction (3.4%)
1,590	D.R. Horton, Inc., Guaranteed Notes, 3.63%, due 2/15/18	1,614
65	Lennar Corp., Guaranteed Notes, Ser. B, 5.60%, due 5/31/15	68
1,215	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	1,285	@
155	Lennar Corp., Guaranteed Notes, 4.13%, due 12/1/18	156
200	Lennar Corp., Guaranteed Notes, 4.50%, due 6/15/19	202
120	Ryland Group, Inc., Guaranteed Notes, 8.40%, due 5/15/17	140
635	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	697	@
280	Standard Pacific Corp., Guaranteed Notes, 10.75%, due 9/15/16	335
820	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	967
820	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 7.75%, due 4/15/20	900	ñ
		6,364
Building Materials (0.9%)
220	Masco Corp., Senior Unsecured Notes, 6.13%, due 10/3/16	243
175	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	178	ñ

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$230	USG Corp., Senior Unsecured Notes, 6.30%, due 11/15/16	$248
925	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	985	ñ
		1,654
Chemicals (2.3%)
1,475	Ashland, Inc., Senior Unsecured Notes, 3.00%, due 3/15/16	1,505
1,240	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	1,358
370	INEOS Group Holdings SA, Guaranteed Notes, 6.13%, due 8/15/18	383	ñ
665	PQ Corp., Secured Notes, 8.75%, due 5/1/18	725	ñ
360	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	395	ñ
		4,366
Computer Hardware (0.5%)
860	Seagate HDD Cayman, Guaranteed Notes, 3.75%, due 11/15/18	890	ñ
Consumer - Commercial Lease Financing (8.0%)
2,240	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	2,293
265	Ally Financial, Inc., Guaranteed Notes, 4.63%, due 6/26/15	275
35	Ally Financial, Inc., Guaranteed Notes, 3.13%, due 1/15/16	36
745	Ally Financial, Inc., Guaranteed Notes, 2.75%, due 1/30/17	754
1,180	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,283
400	Ally Financial, Inc., Guaranteed Notes, 4.75%, due 9/10/18	424
601	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	621	ñ
80	CIT Group, Inc., Senior Unsecured Notes, 4.75%, due 2/15/15	82	ñ
755	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	807	@
960	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	1,005
875	CIT Group, Inc., Senior Unsecured Notes, 3.88%, due 2/19/19	885
325	Int'l Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	326
565	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 9/15/15	620
665	Int'l Lease Finance Corp., Senior Unsecured Notes, 2.18%, due 6/15/16	672	µ
250	Int'l Lease Finance Corp., Senior Secured Notes, 6.75%, due 9/1/16	278	ñ
545	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	635
290	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	345
1,125	SLM Corp., Senior Unsecured Medium-Term Notes, Ser. A, 8.45%, due 6/15/18	1,326
1,290	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,366
870	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	895
		14,928
Consumer - Products (0.2%)
360	Alphabet Holding Co., Inc., Senior Unsecured Notes, 7.75%, due 11/1/17	373	[c]
Department Stores (0.4%)
830	Sears Holdings Corp., Secured Notes, 6.63%, due 10/15/18	766
Electric - Generation (2.9%)
947	Calpine Corp., Senior Secured Notes, 7.88%, due 7/31/20	1,038	ñ
1,580	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	1,726	ñ
1,425	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,614
1,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,104
		5,482

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Electric - Integrated (0.2%)
$365	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	$401	ñ
Electronics (1.1%)
1,350	Amkor Technology, Inc., Guaranteed Notes, 7.38%, due 5/1/18	1,404
575	NXP BV Funding LLC, Guaranteed Notes, 3.50%, due 9/15/16	589	ñ
		1,993
Energy - Exploration & Production (7.5%)
313	Antero Resources Finance Corp., Guaranteed Notes, 7.25%, due 8/1/19	335
410	Antero Resources Finance Corp., Guaranteed Notes, 6.00%, due 12/1/20	439
765	Chesapeake Energy Corp., Guaranteed Notes, 3.25%, due 3/15/16	774
935	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,048
1,230	Denbury Resources, Inc., Guaranteed Notes, 8.25%, due 2/15/20	1,353
595	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	602
1,145	EP Energy LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,320
125	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	134
585	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	595
2,570	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	2,772
180	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	193
1,705	SandRidge Energy, Inc., Guaranteed Notes, 8.75%, due 1/15/20	1,843
360	SM Energy Co., Senior Unsecured Notes, 6.63%, due 2/15/19	385
1,130	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	1,189
905	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 1/15/17	969
		13,951
Gaming (4.2%)
335	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	364
375	Eldorado Resorts LLC/Eldorado Capital Corp., Senior Secured Notes, 8.63%, due 6/15/19	398	ñ
695	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	719	ñ
1,200	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,371	ñ
365	Isle of Capri Casinos, Inc., Guaranteed Notes, 7.75%, due 3/15/19	391
1,130	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	1,257
385	MGM Mirage, Inc., Guaranteed Notes, 7.63%, due 1/15/17	438
1,045	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,247
620	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	697
225	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	242	ñ
225	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	241
315	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	348
		7,713
Gas Distribution (3.9%)
850	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	905
580	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	631
1,620	AmeriGas Partners L.P./AmeriGas Finance Corp., Senior Unsecured Notes, 6.25%, due 8/20/19	1,734
845	El Paso Corp., Senior Secured Notes, 7.00%, due 6/15/17	953
81	Kinder Morgan Finance Co., Senior Secured Notes, 5.70%, due 1/5/16	86
510	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	541
345	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	371

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$295	Southern Star Central Corp., Senior Unsecured Notes, 6.75%, due 3/1/16	$295
1,620	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.50%, due 10/1/18	1,717
		7,233
Health Facilities (5.0%)
450	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	473
1,335	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,460
530	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	549	ñ
330	DaVita HealthCare Partners, Inc., Guaranteed Notes, 6.63%, due 11/1/20	352
315	HCA, Inc., Senior Secured Notes, 3.75%, due 3/15/19	317
1,210	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,349
890	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	946
375	MPT Operating Partnership L.P., Guaranteed Notes, 6.88%, due 5/1/21	408
1,000	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 7.50%, due 2/15/20	1,080
1,785	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,964
205	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	206	ñ
180	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	201
		9,305
Health Services (0.6%)
302	Emergency Medical Services Corp., Guaranteed Notes, 8.13%, due 6/1/19	321
203	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	214
457	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/16	496
		1,031
Investments & Misc. Financial Services (1.2%)
1,805	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	1,819	ñ
465	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	471	ñ
		2,290
Leisure (0.7%)
895	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	951
360	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	400
		1,351
Machinery (2.0%)
1,905	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,238
70	CNH Capital LLC, Guaranteed Notes, 3.88%, due 11/1/15	72
200	CNH Capital LLC, Guaranteed Notes, 6.25%, due 11/1/16	219
750	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	814
300	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	337
		3,680
Media - Broadcast (1.5%)
415	Clear Channel Communications, Inc., Senior Unsecured Notes, 5.50%, due 9/15/14	420
790	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	842
1,440	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,539	ñ
		2,801

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Media - Cable (4.9%)
$400	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	$423	@
365	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	400
1,245	CCO Holdings LLC, Guaranteed Notes, 7.38%, due 6/1/20	1,368
670	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	702	ñ
895	CSC Holdings, Inc., Senior Unsecured Notes, 7.88%, due 2/15/18	1,036
1,000	DISH DBS Corp., Guaranteed Notes, 4.63%, due 7/15/17	1,064
1,650	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	1,803
850	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	858	ñØ
445	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	475	ñ
840	Virgin Media Finance PLC, Guaranteed Notes, 8.38%, due 10/15/19	898
		9,027
Media - Diversified (1.7%)
250	Gannett Co., Inc., Guaranteed Notes, 6.38%, due 9/1/15	267
740	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	777
710	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	735	ñ
1,300	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	1,358
		3,137
Media - Services (0.9%)
1,515	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,632
Medical Products (0.7%)
575	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.88%, due 7/15/17	650
560	Fresenius Medical Care US Finance, Inc., Guaranteed Notes, 6.50%, due 9/15/18	628	ñ
		1,278
Metals - Mining Excluding Steel (2.5%)
490	Alpha Natural Resources, Inc., Guaranteed Notes, 6.00%, due 6/1/19	372
380	Arch Coal, Inc., Secured Notes, 8.00%, due 1/15/19	379	ñ
1,705	FMG Resources (August 2006) Pty Ltd., Guaranteed Notes, 6.00%, due 4/1/17	1,794	ñ
880	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	988
1,115	Peabody Energy Corp., Guaranteed Notes, 6.00%, due 11/15/18	1,185
		4,718
Packaging (1.8%)
130	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	133	ñ
475	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	489	ñ
380	Owens-Brockway Glass Container, Inc., Guaranteed Notes, 7.38%, due 5/15/16	421
250	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	264
1,470	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	1,613
350	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	364
		3,284

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Pharmaceuticals (2.1%)
$720	Endo Health Solutions, Inc., Guaranteed Notes, 7.00%, due 7/15/19	$774
660	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	729	ñ
460	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	483	ñ
845	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	915	ñ
915	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	965	ñ
		3,866
Printing & Publishing (1.6%)
1,455	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	1,666	@
168	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	195
900	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,071
		2,932
Software - Services (2.4%)
200	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	228	ñ
2,045	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	2,193	ñ
700	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63%, due 12/1/18	730	ñc
510	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	567	ñ
153	SunGard Data Systems, Inc., Guaranteed Notes, 7.38%, due 11/15/18	162
576	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	625
		4,505
Specialty Retail (0.8%)
695	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	791
295	Michaels FinCo Holdings LLC / Michaels FinCo, Inc., Senior Unsecured Notes, 7.50%, due 8/1/18	304	ñc
430	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 6.88%, due 11/15/19	470
		1,565
Steel Producers - Products (2.4%)
430	ArcelorMittal, Senior Unsecured Notes, 4.25%, due 2/25/15	438
2,175	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	2,303	@
1,555	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,699
		4,440
Support - Services (2.8%)
715	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	728
355	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	362
575	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 4.88%, due 11/15/17	602
580	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Guaranteed Notes, 2.99%, due 12/1/17	584	ñµ
435	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	449
370	Hertz Corp., Guaranteed Notes, 7.50%, due 10/15/18	392
1,045	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,149
445	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	480
470	United Rentals N.A., Inc., Secured Notes, 5.75%, due 7/15/18	503
		5,249

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Short Duration High Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Telecom - Integrated Services (5.7%)
$715	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	$752
1,260	Frontier Communications Corp., Senior Unsecured Notes, 8.25%, due 4/15/17	1,466
1,060	Frontier Communications Corp., Senior Unsecured Notes, 7.13%, due 3/15/19	1,185
340	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	374
970	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,038
195	Intelsat Luxembourg SA, Guaranteed Notes, 6.75%, due 6/1/18	206
415	Level 3 Financing, Inc., Guaranteed Notes, 9.38%, due 4/1/19	458
1,060	Level 3 Financing, Inc., Guaranteed Notes, 8.13%, due 7/1/19	1,159
1,160	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	1,199	ñ
2,455	Windstream Corp., Guaranteed Notes, 7.88%, due 11/1/17	2,820	@
		10,657
Telecom - Wireless (3.1%)
645	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	708
1,600	Sprint Nextel Corp., Senior Unsecured Notes, 8.38%, due 8/15/17	1,880
185	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	195
2,160	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	2,289
650	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	699
		5,771
	Total Corporate Debt Securities (Cost $154,580)	155,844
Convertible Bonds (0.4%)
645	Alpha Appalachia Holdings, Inc., Guaranteed Notes, 3.25%, due 8/1/15 (Cost $633)	635
NUMBER OF SHARES
Short-Term Investments (17.1%)
31,825,575	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $31,826)	31,826
	Total Investments (111.3%) (Cost $205,691)	206,951	##
	Liabilities, less cash, receivables and other assets [(11.3%)]	(21,067)
	Total Net Assets (100.0%)	$185,884

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Bank Loan Obligationsµ (12.0%)
Aerospace & Defense (0.1%)
$1,025	Silver II/Hamilton Sundstrand Corporation, Term Loan, 4.00%, due 12/13/19	$1,022
Air Transport (0.1%)
1,362	American Airlines Inc., Term Loan B, 3.75%, due 6/27/19	1,358
All Telecom (0.4%)
968	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	970
1,120	Intelsat Jackson HLDG, Term Loan B-2, 3.75%, due 6/30/19	1,119
810	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	810
1,330	Level 3 Financing Inc., Term Loan B, 4.00%, due 1/15/20	1,332
1,460	Syniverse Technologies, Term Loan B, 4.00%, due 4/23/19	1,455
		5,686
Automotive (0.4%)
1,311	Allison Transmission, Term Loan B-3, 3.75%, due 8/23/19	1,311
241	Chrysler Automotive, Term Loan B, 3.50%, due 5/24/17	240
1,080	Chrysler Automotive, Term Loan B, 3.25%, due 12/31/18	1,071
544	Cooper Standard Automotive Inc., Term Loan, 4.00%, due 4/4/21	542	¢^^
1,472	Goodyear Engineered Products, Term Loan, 5.25%, due 9/8/17	1,471
973	TI Group Automotive, Term Loan, 5.50%, due 3/28/19	976
		5,611
Building & Development (0.2%)
166	Capital Automotive LP, Term Loan B-1, 4.00%, due 4/10/19	166
940	Capital Automotive LP, Second Lien Term Loan, 6.00%, due 4/30/20	949	Ñ
1,934	Realogy Corporation, Term Loan B, 3.75%, due 3/5/20	1,928
		3,043
Business Equipment & Services (1.2%)
1,602	Acosta Inc., Term Loan B, 4.25%, due 3/2/18	1,603
1,451	Brand Services, Inc., Term Loan, 4.75%, due 11/26/20	1,450
883	Brickman Group Holdings Inc., First Lien Term Loan, 4.00%, due 12/18/20	881
297	Brickman Group Holdings Inc., Second Lien Term Loan, 7.50%, due 12/17/21	302
350	Brock Holdings III, Second Lien Term Loan, due 3/16/18	352	Ñ¢^^
2,270	Ceridian Corp., Term Loan, 4.40%, due 5/9/17	2,267
1,004	Genesys, Term Loan 2, 4.50%, due 11/13/20	999
996	KAR Auction Services, Inc., Term Loan B-2, 3.50%, due 3/11/21	991	Ñ
987	Kronos, First Lien Term Loan, 4.50%, due 10/30/19	988
305	Kronos, Second Lien Term Loan, 9.75%, due 4/30/20	314
923	Mitchell International, Inc., Term Loan, 4.50%, due 10/13/20	921
555	Mitchell International, Inc., Second Lien Term Loan, 8.50%, due 10/11/21	565
1,464	Servicemaster Company, Term Loan C, 4.25%, due 1/31/17	1,462
1,210	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	1,213
480	TRANS UNION LLC, Term Loan, 4.00%, due 4/9/21	477
		14,785

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Cable & Satellite Television (0.2%)
$815	Casema Holdings BV, Term Loan B1, 3.25%, due 1/15/22	$801	¢^^
526	Casema Holdings BV, Term Loan B2, 3.25%, due 1/15/22	516	¢^^
864	Casema Holdings BV, Term Loan B3, due 1/15/22	848	¢^^
		2,165
Chemicals & Plastics (0.4%)
1,374	Ineos Holdings, Term Loan, 3.75%, due 5/4/18	1,361
1,718	MacDermid Inc., First Lien Term Loan B, 4.00%, due 6/7/20	1,714
1,903	PQ Corporation, Term Loan, 4.00%, due 8/7/17	1,900
		4,975
Containers & Glass Products (0.4%)
490	Ardagh Packaging, Term Loan, 4.00%, due 12/17/19	488
484	Ardagh Packaging, Term Loan, 4.25%, due 12/17/19	482
1,200	Berlin Packaging, First Lien Term Loan, 4.75%, due 4/2/19	1,202
570	Berlin Packaging, Second Lien Term Loan, 8.75%, due 4/2/20	580	Ñ
1,069	Berry Plastics, Term Loan D, 3.50%, due 2/8/20	1,058
405	Berry Plastics, Term Loan E, 3.75%, due 1/6/21	402
1,185	Reynolds Group, Term Loan, 4.00%, due 12/1/18	1,185
		5,397
Drugs (0.2%)
1,355	Par Pharmaceutical Companies, Inc., Term Loan B-2, 4.00%, due 9/30/19	1,347
1,606	Valeant Pharmaceuticals, Term Loan B, 3.75%, due 2/13/19	1,605
		2,952
Ecological Services & Equipment (0.1%)
1,042	ADS Waste Holdings, Inc., Term Loan B-2, 3.75%, due 10/9/19	1,033
Electronics - Electrical (0.7%)
765	Avago Technologies, First Lien Term Loan B1, due 12/16/20	767	¢^^
1,090	BMC Software, Term Loan, 5.00%, due 9/10/20	1,086
1,994	Datatel-Sophia LP, Term Loan B-1, 4.00%, due 7/19/18	1,994
1,010	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	1,008
348	Freescale Semiconductor, Term Loan B5, 5.00%, due 1/15/21	349
1,753	Go Daddy, Term Loan B-3, 4.00%, due 12/17/18	1,747
890	SkillSoft, First Lien Term Loan B1, due 4/23/21	887	¢^^
410	SkillSoft, Second Lien Term Loan, due 4/23/22	407	Ñ¢^^
845	Verint Systems Inc., Term Loan B, 3.50%, due 9/6/19	841
		9,086
Equipment Leasing (0.1%)
1,261	International Lease Finance Co., Term Loan, 3.50%, due 6/30/17	1,255
27	International Lease Finance Co., Term Loan, 3.50%, due 3/6/21	27
		1,282

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Financial Intermediaries (0.9%)
$1,941	CITCO, Term Loan, 4.25%, due 6/29/18	$1,938
595	First Data Corporation, Term Loan, 3.65%, due 3/24/17	594
30	First Data Corporation, Term Loan, 4.15%, due 3/23/18	30
1,530	First Data Corporation, Term Loan B, 4.15%, due 9/24/18	1,527
724	First Data Corporation, Term Loan, 4.15%, due 3/24/21	722
1,086	Mondrian Investment, Term Loan B-1, 4.00%, due 3/9/20	1,090	Ñ
1,841	Nuveen Inv., First Lien Term Loan B, 4.15%, due 5/13/17	1,840
1,061	Ocwen Financial, Term Loan, 5.00%, due 2/15/18	1,067
1,352	SAM Finance, Term Loan, 4.25%, due 12/17/20	1,347
1,456	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	1,442
		11,597
Food & Drug Retailers (0.1%)
602	Rite Aid Corp., Term Loan 7, 3.50%, due 2/21/20	601
1,040	Rite Aid Corp., Term Loan 2, 4.88%, due 6/21/21	1,051
		1,652
Food Products (0.3%)
420	Del Monte Corp., Term Loan, 3.50%, due 3/9/20	417
968	Del Monte Foods, First Lien Term Loan, 4.25%, due 2/18/21	962
395	Del Monte Foods, Second Lien Term Loan, 8.25%, due 8/18/21	390
736	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	737
1,458	Pinnacle Foods Finance LLC, Term Loan G, 3.25%, due 4/29/20	1,444
		3,950
Food Service (0.3%)
1,151	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	1,139
2,054	US Foodservice Inc., Term Loan, 4.50%, due 3/31/19	2,053
		3,192
Health Care (0.9%)
1,251	Biomet, Inc., Term Loan B-2, 3.66%, due 7/25/17	1,251
1,446	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	1,451
1,339	DaVita, Inc., Term Loan B-2, 4.00%, due 11/1/19	1,341
1,101	EMS-Emergency Medical Services, Term Loan, 4.00%, due 5/25/18	1,101
968	IASIS Healthcare Corporation, Term Loan B-2, 4.50%, due 5/3/18	967
978	Immucor, Term Loan B-2, 5.00%, due 8/19/18	978
675	Kindred Healthcare, Term Loan, 4.00%, due 4/9/21	666
1,284	Multiplan, Inc., Term Loan, 4.00%, due 3/31/21	1,277	¢^^
974	Pharmaceutical Product Development, Inc., Term Loan, 4.00%, due 12/5/18	973
934	Sheridan Healthcare, First Lien Term Loan, 4.50%, due 6/29/18	932
226	Sheridan Healthcare, Second Lien Term Loan, 8.25%, due 12/20/21	229	Ñ
1,019	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,020
		12,186
Home Furnishings (0.1%)
1,409	AOT Bedding Super Holdings, LLC, Term Loan, 4.25%, due 10/1/19	1,409

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Industrial Equipment (0.5%)
$940	Crosby Worldwide, First Lien Term Loan, 4.00%, due 11/23/20	$935
400	Crosby Worldwide, Second Lien Term Loan, 7.00%, due 11/22/21	401
968	Filtration Group, First Lien Term Loan, 4.50%, due 11/20/20	972
485	Filtration Group, Second Lien Term Loan, 8.25%, due 11/22/21	492
1,129	Husky Injection Molding, Term Loan, 4.25%, due 7/2/18	1,131
1,627	Rexnord Corp., Term Loan B, 4.00%, due 8/21/20	1,619
570	Signode Industrial, Term Loan B, due 3/21/21	566	¢^^
		6,116
Insurance (0.1%)
840	Sedgwick Holdings Inc., First Lien Term Loan, 3.75%, due 3/1/21	828
450	Sedgwick Holdings Inc., Second Lien Term Loan, 6.75%, due 2/28/22	445
		1,273
Leisure Goods - Activities - Movies (0.4%)
811	Activision Blizzard Inc., Term Loan, 3.25%, due 10/12/20	810
790	Bally Technologies, Term Loan B, due 11/25/20	790	¢^^
740	Bombardier Recreational Products Inc., Term Loan B, due 1/30/19	737	¢^^
1,436	Emerald Expositions Holdings, Term Loan, 5.50%, due 6/17/20	1,440	Ñ
765	Warner Music Group, Term Loan B, 3.75%, due 7/1/20	758
		4,535
Lodging & Casinos (1.0%)
789	Boyd Gaming Corporation, Term Loan B, due 8/14/20	789	¢^^
836	Centaur Acquisition, LLC, First Lien Term Loan, 5.25%, due 2/20/19	836
625	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	630
1,536	CityCenter, Term Loan B, 5.00%, due 10/16/20	1,543
1,912	Hilton Worldwide, Term Loan, 3.50%, due 10/26/20	1,903
1,471	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	1,492
1,961	Scientific Games Corp., Term Loan, 4.25%, due 10/18/20	1,955
916	SHINGLE SPRINGS, Term Loan, 6.25%, due 8/29/19	939	Ñ
2,378	Station Casinos, Term Loan B, 4.25%, due 3/2/20	2,378
1,025	Twin Rivers Casino, First Lien Term Loan B, due 6/30/20	1,025	Ñ¢^^
		13,490
Nonferrous Metals - Minerals (0.3%)
1,098	Alpha Natural Resources, Term Loan B, 3.50%, due 5/22/20	1,058
1,382	Arch Coal, Term Loan, 6.25%, due 5/16/18	1,342
1,363	Peabody Energy Corp., Term Loan, 4.25%, due 9/24/20	1,361
		3,761
Oil & Gas (0.1%)
1,049	NFR Energy, Second Lien Term Loan, 8.75%, due 12/31/18	1,060

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Publishing (0.4%)
$1,925	EMI Publishing, Term Loan B, 3.75%, due 6/29/18	$1,918
1,408	Springer Science+Business Media S.A., Term Loan B2, 5.00%, due 8/14/20	1,406
1,426	Tribune Company, Term Loan, 4.00%, due 12/27/20	1,423
		4,747
Radio & Television (0.9%)
3,090	Clear Channel, Term Loan D, 6.90%, due 1/30/19	3,064
1,538	Cumulus Media, Term Loan, 4.25%, due 12/23/20	1,537	¢^^
969	Formula One, Term Loan B, 4.50%, due 4/30/19	970
1,509	Numericable (YPSO), First Lien Term Loan B1, due 5/21/20	1,507	¢^^
1,306	Numericable (YPSO), First Lien Term Loan B2, due 5/21/20	1,303	¢^^
2,428	Univision Communications Inc., First Lien Term Loan, 4.00%, due 3/1/20	2,417
1,231	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	1,224
		12,022
Retailers (except food & drug) (0.6%)
1,458	99¢ Only Stores, Term Loan B-2, 4.50%, due 1/14/19	1,459
1,049	David's Bridal, Term Loan, 5.00%, due 10/11/19	1,038
1,087	Hudson's Bay Company, First Lien Term Loan, 4.75%, due 11/4/20	1,096
485	J Crew Group, Inc., Term Loan, due 3/5/21	482	¢^^
1,971	Michaels Stores Inc., Term Loan B, 3.75%, due 1/28/20	1,969
1,461	Sears Holding Corp., Term Loan, 5.50%, due 6/30/18	1,473	¢^^
		7,517
Steel (0.1%)
1,035	FMG Resources, Term Loan, 4.25%, due 6/30/19	1,034
Utilities (0.5%)
351	Calpine Corp., Term Loan B-1, 4.00%, due 4/1/18	351
1,101	Calpine Corp., Term Loan, 4.00%, due 10/9/19	1,100
978	Dynegy Holdings Inc., Term Loan B-2, 4.00%, due 4/23/20	976
525	Equipower Resources, First Lien Term Loan B, 4.25%, due 12/21/18	525
933	Equipower Resources, First Lien Term Loan C, 4.25%, due 12/31/19	931
1,501	Essential Power, Term Loan, 4.75%, due 8/8/19	1,501
1,138	La Frontera Generation, Term Loan, 4.50%, due 9/30/20	1,137
		6,521
	Total Bank Loan Obligations (Cost $154,378)	154,457
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (7.1%)
24,965	U.S. Treasury Bonds, 6.25%, due 8/15/23	32,698	@
24,090	U.S. Treasury Bonds, 4.50%, due 2/15/36	28,690
15,264	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26	17,624
10,953	U.S. Treasury Inflation Index Bonds, 1.75%, due 1/15/28	12,332
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $91,666)	91,344

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
U.S. Government Agency Securities (0.4%)
$3,825	Federal Home Loan Bank, Bonds, 5.50%, due 7/15/36 (Cost $4,960)	$4,790
Mortgage-Backed Securities (34.1%)
Collateralized Mortgage Obligations (0.3%)
1,260	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.38%, due 7/20/36	1,175	µ
432	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 2.47%, due 5/25/34	431	µ
1,032	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, 0.31%, due 10/25/36	831	µ
1,064	MortgageIT Trust, Ser. 2005-3, Class A1, 0.45%, due 8/25/35	998	µ
179	WaMu Mortgage Pass-Through Certificates, Ser. 2006-AR10, Class 1A1, 2.36%, due 9/25/36	159	µ
		3,594
Commercial Mortgage-Backed (7.8%)
3,780	Banc of America Commercial Mortgage, Inc., Ser. 2006-6, Class A4, 5.36%, due 10/10/45	4,016
3,415	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	3,683
1,957	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW15, Class A4, 5.33%, due 2/11/44	2,121
550	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	614
16,072	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class XA, 1.47%, due 9/10/46	1,157	µ
3,500	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.21%, due 12/10/49	3,874	µ
31,110	Commercial Mortgage Pass-Through Certificates, Ser. 2013-LC6, Class XB, 0.50%, due 1/10/46	959	ñµ
34,000	Commercial Mortgage Trust, Ser. 2013-CR6, Class XB, 0.77%, due 3/10/46	1,600	µ
27,895	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.60%, due 10/10/46	2,555	µ
1,584	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.87%, due 6/15/39	1,724	µ
2,000	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 6.05%, due 9/15/39	2,187	µ
1,385	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3, 5.31%, due 12/15/39	1,500
715	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	789
2,913	CW Capital Cobalt Ltd., Ser. 2006-C1, Class A4, 5.22%, due 8/15/48	3,120
4,055	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	4,437
14,515	GS Mortgage Securities Trust, Ser. 2012-GC6, Class XA, 2.34%, due 1/10/45	1,698	ñµ
6,832	GS Mortgage Securities Trust, Ser. 2007-GG10, Class A4, 6.00%, due 8/10/45	7,587	µ
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB17, Class A4, 5.43%, due 12/12/43	1,081
6,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.89%, due 2/12/49	6,641	µ
1,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.99%, due 6/15/49	1,105	µ
1,610	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	1,795
5,195	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A4, 5.88%, due 2/15/51	5,785
5,003	LB-UBS Commercial Mortgage Trust, Ser. 2007-C1, Class A4, 5.42%, due 2/15/40	5,484
5,189	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A4, 5.81%, due 6/12/50	5,735	µ
33,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C15, Class XA, 1.23%, due 4/15/47	2,610	µ
18,807	Morgan Stanley/Bank of America/Merrill Lynch Trust, Ser. 2013-C9, Class XA, 1.60%, due 5/15/46	1,463	µ

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$21,655	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 2.02%, due 12/10/45	$2,406	ñµ
24,635	UBS-Barclays Commercial Mortgage Trust, Ser. 2013-C5, Class XA, 1.28%, due 3/10/46	1,768	ñµ
25,797	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C3, Class XA, 2.32%, due 8/10/49	3,108	ñµ
3,750	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C30, Class A5, 5.34%, due 12/15/43	4,102
7,885	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.93%, due 6/15/49	8,695	µ
32,356	WF-RBS Commercial Mortgage Trust, Ser. 2013-C11, Class XA, 1.65%, due 3/15/45	2,615	ñµ
12,644	WF-RBS Commercial Mortgage Trust, Ser. 2012-C9, Class XA, 2.40%, due 11/15/45	1,543	ñµ
102,868	WF-RBS Commercial Mortgage Trust, Ser. 2013-C14, Class XB, 0.29%, due 6/15/46	1,646	µ
		101,203
Fannie Mae (18.7%)
1,017	Pass-Through Certificates, 5.50%, due 7/1/33 – 1/1/39	1,122
238	Pass-Through Certificates, 6.00%, due 9/1/33 – 9/1/40	267
1	Pass-Through Certificates, 6.50%, due 9/1/32	2
5	Pass-Through Certificates, 7.00%, due 7/1/29	5
1	Pass-Through Certificates, 7.50%, due 12/1/32	1
23	Pass-Through Certificates, 5.00%, due 6/1/40 & 7/1/40	25
108,765	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	113,948	Ø
102,650	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	110,160	Ø
13,740	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	15,062	Ø
		240,592
Freddie Mac (7.3%)
2	Pass-Through Certificates, 4.50%, due 8/1/18	3
383	Pass-Through Certificates, 5.00%, due 5/1/18 – 8/1/39	418
464	Pass-Through Certificates, 5.50%, due 9/1/17 – 4/1/36	513
1	Pass-Through Certificates, 6.00%, due 4/1/17	1
0	Pass-Through Certificates, 6.50%, due 3/1/16	0
1	Pass-Through Certificates, 7.00%, due 6/1/32	1
52,360	Pass-Through Certificates, 4.00%, TBA, 30 Year Maturity	54,767	Ø
36,245	Pass-Through Certificates, 4.50%, TBA, 30 Year Maturity	38,904	Ø
		94,607
Government National Mortgage Association (0.0%)
1	Pass-Through Certificates, 6.50%, due 7/15/32	2
2	Pass-Through Certificates, 7.00%, due 8/15/32	2
		4
	Total Mortgage-Backed Securities (Cost $436,972)	440,000
Corporate Debt Securities (39.9%)
Aerospace & Defense (0.1%)
330	Bombardier, Inc., Senior Notes, 4.25%, due 1/15/16	343	ñ@
850	Bombardier, Inc., Senior Unsecured Notes, 6.00%, due 10/15/22	865	ñ
		1,208

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Airlines (0.8%)
$6,235	American Airlines, Inc., Equipment Trust, Ser. 2013-2, Class A, 4.95%, due 1/15/23	$6,687	ñ@
380	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	417
2,905	US Airways Group, Inc., Pass-Through Certificates, Ser. 2012-2, Class A, 4.63%, due 6/3/25	3,036
		10,140
Auto Loans (0.1%)
620	General Motors Financial Co., Inc., Guaranteed Notes, 2.75%, due 5/15/16	629	@
915	General Motors Financial Co., Inc., Guaranteed Notes, 4.75%, due 8/15/17	979	@
355	General Motors Financial Co., Inc., Guaranteed Notes, 4.25%, due 5/15/23	349	@
		1,957
Automakers (0.1%)
630	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.00%, due 6/15/19	690	@
615	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	691	ñ
		1,381
Banks (12.1%)
7,730	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, due 3/19/24	7,752	ñ
9,695	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	9,113	µ@
9,600	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	10,222	µ@
4,340	BBVA Bancomer SA, Subordinated Notes, 6.50%, due 3/10/21	4,774	ñ
6,340	BBVA Bancomer SA, Senior Unsecured Notes, 4.38%, due 4/10/24	6,300	ñ
8,785	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	8,752	µ
5,810	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.63%, due 1/22/23	5,759
6,585	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	6,725	µ
6,450	Intesa Sanpaolo SpA, Bank Guaranteed Notes, 2.38%, due 1/13/17	6,516
12,935	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	12,870	µ@
12,420	M&T Bank Corp., Junior Subordinated Notes, Ser. E, 6.45%, due 12/29/49	12,979	µ@
7,050	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.63%, due 9/23/19	8,037	@
5,470	Morgan Stanley, Subordinated Notes, 4.88%, due 11/1/22	5,770	@
6,940	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/29/49	7,001	µ
4,430	Rabobank Nederland, Bank Guaranteed Notes, 4.63%, due 12/1/23	4,615
6,010	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 1.88%, due 3/31/17	6,042
5,390	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.00%, due 12/19/23	5,629
11,360	State Bank of India, Senior Unsecured Notes, 3.62%, due 4/17/19	11,237	ñ
3,960	Turkiye Garanti Bankasi AS, Senior Unsecured Notes, 4.75%, due 10/17/19	3,950	ñ
11,330	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	11,584	µ
		155,627
Beverages (0.1%)
350	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 5/15/17	403	@
840	Constellation Brands, Inc., Guaranteed Notes, 6.00%, due 5/1/22	933	@
		1,336
Building & Construction (0.3%)
450	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	444	@
590	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	627	@
705	Lennar Corp., Guaranteed Notes, 4.75%, due 12/15/17	746	@

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$710	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	$692	@
485	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	480	@
440	Shea Homes L.P., Senior Secured Notes, 8.63%, due 5/15/19	483	@
825	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 5/15/18	973	@
		4,445
Building Materials (0.1%)
830	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	884	ñ@
428	USG Corp., Guaranteed Notes, 7.88%, due 3/30/20	477	ñ@
		1,361
Chemicals (0.1%)
330	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/20	361	@
940	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,048	@
		1,409
Computer Hardware (0.6%)
705	Seagate HDD Cayman, Guaranteed Notes, 7.00%, due 11/1/21	791	@
6,710	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	6,718	ñ
		7,509
Consumer - Commercial Lease Financing (1.6%)
1,422	Aircastle Ltd., Senior Unsecured Notes, 4.63%, due 12/15/18	1,456
1,085	Ally Financial, Inc., Guaranteed Notes, 5.50%, due 2/15/17	1,180	@
2,445	Ally Financial, Inc., Guaranteed Notes, 6.25%, due 12/1/17	2,729	@
740	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	895	@
402	AWAS Aviation Capital Ltd., Senior Secured Notes, 7.00%, due 10/17/16	415	ñ
585	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 5/15/17	625	@
2,345	CIT Group, Inc., Senior Unsecured Notes, 4.25%, due 8/15/17	2,457	@
75	CIT Group, Inc., Senior Unsecured Notes, 5.25%, due 3/15/18	81	@
700	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	781	ñ@
435	CIT Group, Inc., Senior Unsecured Notes, 5.50%, due 2/15/19	469	ñ@
1,160	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.75%, due 3/15/17	1,352	@
1,015	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,207	@
545	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 4/1/19	591	@
1,295	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	1,429	@
1,180	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,249	@
1,375	SLM Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	1,414	@
1,265	SLM Corp., Senior Unsecured Medium-Term Notes, 8.00%, due 3/25/20	1,461	@
745	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	740	@
		20,531
Diversified Financial Services (1.6%)
4,240	Air Lease Corp., Senior Unsecured Notes, 3.88%, due 4/1/21	4,282	@
12,675	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	12,501	µ@
4,085	Jefferies Group LLC, Senior Unsecured Notes, 6.50%, due 1/20/43	4,375	@
		21,158
See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Electric (1.5%)
$4,610	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 1/15/24	$4,731	ñ@
4,185	Electricite de France, Junior Subordinated Notes, 5.63%, due 12/29/49	4,311	ñµ
9,375	Exelon Generation Co., LLC, Senior Unsecured Notes, 4.00%, due 10/1/20	9,776	@
		18,818
Electric - Generation (0.6%)
817	Calpine Corp., Senior Secured Notes, 7.50%, due 2/15/21	893	ñ@
1,160	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	1,233	ñ@
95	Calpine Corp., Senior Secured Notes, 5.88%, due 1/15/24	97	ñ@
1,420	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	1,608	@
2,805	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,110	@
800	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	827	ñ@
		7,768
Electric - Integrated (0.1%)
1,575	IPALCO Enterprises, Inc., Senior Secured Notes, 5.00%, due 5/1/18	1,677	@
Electronics (0.1%)
235	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	247	@
605	Flextronics Int'l Ltd., Guaranteed Notes, 4.63%, due 2/15/20	608	@
345	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	347	@
245	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	256	ñ@
		1,458
Energy - Exploration & Production (1.8%)
730	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	736	ñØ
960	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	982	ñ@
1,290	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	1,446	@
925	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	1,013	@
735	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	736
200	Chesapeake Energy Corp., Guaranteed Notes, 5.75%, due 3/15/23	213	@
910	Cimarex Energy Co., Guaranteed Notes, 5.88%, due 5/1/22	990	@
390	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	406	@
1,360	Continental Resources, Inc., Guaranteed Notes, 5.00%, due 9/15/22	1,438	@
565	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	571
405	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	385	@
615	EP Energy LLC/Everest Acquisition Finance, Inc., Senior Secured Notes, 6.88%, due 5/1/19	660	@
85	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 7.75%, due 9/1/22	95	@
1,655	Everest Acquisition LLC/EP Energy Finance, Inc., Senior Unsecured Notes, 9.38%, due 5/1/20	1,907	@
345	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	351	@
345	Linn Energy LLC, Guaranteed Notes, 7.25%, due 11/1/19	357	ñ@
2,710	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	2,924	@
983	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	1,052	@
1,735	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	1,861	@
195	Range Resources Corp., Guaranteed Notes, 5.75%, due 6/1/21	209	@
1,140	Range Resources Corp., Guaranteed Notes, 5.00%, due 8/15/22	1,171	@
320	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	326	@
520	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	530	@
785	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	834	@

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$935	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	$1,012	@
460	Whiting Petroleum Corp., Guaranteed Notes, 5.00%, due 3/15/19	484	@
		22,689
Food & Drug Retailers (0.1%)
835	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	923	@
Gaming (0.8%)
850	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	924	@
265	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	274	ñ@
400	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	413	ñ@
355	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	366	ñ@
1,495	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	1,708	ñ@
330	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	329	@
825	MGM Resorts Int'l, Guaranteed Notes, 7.63%, due 1/15/17	938	@
245	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	292	@
845	MGM Resorts Int'l, Guaranteed Notes, 7.75%, due 3/15/22	981	@
445	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	501	@
750	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	814	@
335	PNK Finance Corp., Guaranteed Notes, 6.38%, due 8/1/21	352	ñ@
1,683	Wynn Las Vegas LLC, Unsecured Notes, 7.75%, due 8/15/20	1,860	@
		9,752
Gas Distribution (1.0%)
145	Access Midstream Partners L.P., Guaranteed Notes, 5.88%, due 4/15/21	154	@
1,175	Access Midstream Partners L.P., Guaranteed Notes, 6.13%, due 7/15/22	1,270	@
240	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 5/15/23	243	@
255	Access Midstream Partners L.P., Guaranteed Notes, 4.88%, due 3/15/24	254	@
660	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	718	@
1,557	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	1,713	@
395	El Paso Corp., Senior Secured Global Medium-Term Notes, 7.80%, due 8/1/31	424	@
1,705	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,965	@
490	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	516	ñ@
815	Kinder Morgan Finance Co., Senior Secured Notes, 5.70%, due 1/5/16	866	@
730	MarkWest Energy Partners L.P., Guaranteed Notes, 6.25%, due 6/15/22	787	@
1,035	MarkWest Energy Partners L.P., Guaranteed Notes, 4.50%, due 7/15/23	1,009	@
805	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.88%, due 12/1/18	854	@
710	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	763	@
330	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	346	@
1,320	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.50%, due 10/1/18	1,399	@
50	Suburban Propane Partners L.P., Senior Unsecured Notes, 7.38%, due 8/1/21	55	@
		13,336
Health Facilities (1.2%)
1,210	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	1,272	@
960	CHS/Community Health Systems, Inc., Guaranteed Notes, 8.00%, due 11/15/19	1,050	@
270	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	275	ñ@
630	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	653	ñ@

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$80	Columbia Healthcare Corp., Senior Unsecured Notes, 7.50%, due 12/15/23	$87	@
1,830	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	1,937	@
390	HCA Holdings, Inc., Senior Unsecured Notes, 6.25%, due 2/15/21	412	@
1,740	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,940	@
955	HCA, Inc., Guaranteed Notes, 7.50%, due 2/15/22	1,089	@
755	HCA, Inc., Senior Secured Notes, 5.88%, due 3/15/22	810	@
365	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	362	@
1,925	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 6.75%, due 10/15/22	2,093	@
560	OMEGA Healthcare Investors, Inc., Guaranteed Notes, 5.88%, due 3/15/24	585	@
1,520	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,673	@
320	Tenet Healthcare Corp., Senior Secured Notes, 4.75%, due 6/1/20	322	@
495	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	520	ñ@
505	Tenet Healthcare Corp., Senior Secured Notes, 4.50%, due 4/1/21	490	@
180	Tenet Healthcare Corp., Senior Secured Notes, 4.38%, due 10/1/21	173	@
		15,743
Health Services (0.2%)
2,060	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 1/15/22	2,101
Insurance (1.7%)
6,485	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	6,939	µ@
8,290	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	8,289	µ@
6,210	Prudential Financial, Inc., Junior Subordinated Notes, 5.20%, due 3/15/44	6,164	µ
		21,392
Investments & Misc. Financial Services (0.1%)
520	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 3.50%, due 3/15/17	524	ñ@
765	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	776	ñ@
630	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	625	ñ@
		1,925
Iron - Steel (0.3%)
3,660	GTL Trade Finance, Inc., Guaranteed Notes, 7.25%, due 4/16/44	3,719	ñ
Leisure (0.1%)
450	Cedar Fair L.P., Guaranteed Notes, 9.13%, due 8/1/18	478	@
1,040	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.25%, due 6/15/16	1,154	@
		1,632
Machinery (0.3%)
1,915	Case New Holland, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,250	@
865	Terex Corp., Guaranteed Notes, 6.50%, due 4/1/20	939	@
215	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	230	@
400	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	449	@
		3,868

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Media (0.6%)
$3,540	DirecTV Holdings LLC, Guaranteed Notes, 6.00%, due 8/15/40	$3,769	@
2,960	Time Warner Cable, Inc., Guaranteed Notes, 4.50%, due 9/15/42	2,859	@
1,220	Time Warner, Inc., Guaranteed Notes, 6.10%, due 7/15/40	1,432	@
		8,060
Media - Broadcast (0.3%)
420	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	470	@
965	Sirius XM Radio, Inc., Senior Unsecured Notes, 4.25%, due 5/15/20	926	ñ@
1,475	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,577	ñ@
300	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	330	ñ@
		3,303
Media - Cable (0.8%)
275	Altice SA, Guaranteed Notes, 7.75%, due 5/15/22	287	ñØ
1,080	CCO Holdings LLC, Guaranteed Notes, 7.25%, due 10/30/17	1,143	@
60	CCO Holdings LLC, Guaranteed Notes, 7.00%, due 1/15/19	63	@
155	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	170	@
485	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	485	@
230	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	241	ñ@
846	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	825	ñ@
835	DISH DBS Corp., Guaranteed Notes, 4.25%, due 4/1/18	873	@
710	DISH DBS Corp., Guaranteed Notes, 7.88%, due 9/1/19	842	@
1,490	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	1,564	@
150	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	164	@
875	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	884	ñØ
965	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	988	ñØ
300	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	307	ñØ
825	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	881	ñ@
530	Virgin Media Finance PLC, Guaranteed Notes, 5.25%, due 2/15/22	493	@
640	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	656	ñ@
		10,866
Media - Diversified (0.3%)
1,760	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	1,848	@
840	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	875	ñ@
955	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	998	@
		3,721
Media - Services (0.2%)
915	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	986	@
310	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	330	@
1,025	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,097	@
195	Nielsen Co. Luxembourg SARL, Guaranteed Notes, 5.50%, due 10/1/21	203	ñ@
295	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	296	ñ
240	WMG Acquisition Corp., Senior Secured Notes, 5.63%, due 4/15/22	243	ñ
		3,155

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Medical Products (0.3%)
$995	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.63%, due 7/31/19	$1,082	ñ@
875	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	932	ñ@
1,390	Hologic, Inc., Guaranteed Notes, 6.25%, due 8/1/20	1,470	@
		3,484
Metals - Mining Excluding Steel (0.3%)
440	Alpha Natural Resources, Inc., Guaranteed Notes, 9.75%, due 4/15/18	414	@
1,085	Alpha Natural Resources, Inc., Guaranteed Notes, 6.25%, due 6/1/21	800	@
550	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	567	ñ
400	Peabody Energy Corp., Guaranteed Notes, 7.38%, due 11/1/16	449	@
1,210	Peabody Energy Corp., Guaranteed Notes, 6.50%, due 9/15/20	1,261	@
		3,491
Oil & Gas (1.4%)
4,390	Nexen, Inc., Guaranteed Notes, 6.40%, due 5/15/37	5,086	@
4,485	Petrobras Global Finance BV, Guaranteed Notes, 3.00%, due 1/15/19	4,342	@
2,285	Petroleos Mexicanos, Guaranteed Notes, 6.38%, due 1/23/45	2,502	ñ
5,910	Transocean, Inc., Guaranteed Notes, 3.80%, due 10/15/22	5,669
		17,599
Packaging (0.3%)
465	Ball Corp., Guaranteed Notes, 5.00%, due 3/15/22	475	@
1,970	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.13%, due 4/15/19	2,078	@
225	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	247	@
465	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	484	@
735	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	791	@
		4,075
Pharmaceuticals (0.4%)
1,225	Jaguar Holding Co., Senior Unsecured Notes, 9.50%, due 12/1/19	1,354	ñ@
715	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 10/1/17	751	ñ@
305	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.75%, due 8/15/18	330	ñ@
730	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	770	ñ@
1,870	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	2,010	ñ@
		5,215
Pipelines (0.8%)
4,990	Energy Transfer Partners L.P., Senior Unsecured Notes, 6.50%, due 2/1/42	5,784	@
4,390	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 6.50%, due 9/1/39	5,092	@
		10,876
Printing & Publishing (0.3%)
165	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.60%, due 8/15/16	189	@
422	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.25%, due 5/15/18	489	@
1,605	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	1,910	@
330	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	377	@
305	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	349	@

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
$350	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	$385	@
335	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	353	@
255	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	257	@
		4,309
Railroads (0.0%)
90	Florida East Coast Holdings Corp., Senior Secured Notes, 6.75%, due 5/1/19	92	ñ
Real Estate Investment Trusts (1.4%)
5,630	ARC Properties Operating Partnership L.P./Clark Acquisition LLC, Guaranteed Notes, 4.60%, due 2/6/24	5,715	ñ@
5,650	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	6,081	@
6,015	Health Care REIT, Inc., Senior Unsecured Notes, 5.25%, due 1/15/22	6,684	@
		18,480
Software - Services (0.2%)
860	Ceridian Corp., Senior Secured Notes, 8.88%, due 7/15/19	979	ñ@
300	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	322	ñ@
1,000	First Data Corp., Senior Secured Notes, 6.75%, due 11/1/20	1,067	ñ@
		2,368
Specialty Retail (0.2%)
380	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	396	@
170	Limited Brands, Inc., Senior Unsecured Notes, 6.90%, due 7/15/17	193	@
1,375	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, due 6/1/22	1,461	@
		2,050
Steel Producers - Products (0.7%)
110	ArcelorMittal, Senior Unsecured Notes, 5.00%, due 2/25/17	117	@
4,685	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	5,136	@
605	ArcelorMittal, Senior Unsecured Notes, 5.75%, due 8/5/20	641	@
930	ArcelorMittal, Senior Unsecured Notes, 6.00%, due 3/1/21	995	@
140	ArcelorMittal, Senior Unsecured Notes, 6.75%, due 2/25/22	155	@
345	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	361	@
1,065	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, due 8/15/19	1,164	@
300	Steel Dynamics, Inc., Guaranteed Notes, 5.25%, due 4/15/23	305	@
		8,874
Support - Services (0.3%)
575	Hertz Corp., Guaranteed Notes, 4.25%, due 4/1/18	594	@
145	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	154	@
675	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	742	@
1,010	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	997	@
670	United Rental N.A., Inc., Secured Notes, 5.75%, due 7/15/18	717	@
380	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	421	@
280	United Rental N.A., Inc., Senior Unsecured Notes, 8.25%, due 2/1/21	313	@
		3,938

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Telecom - Integrated Services (1.5%)
$1,450	CenturyLink, Inc., Senior Unsecured Notes, Ser. V, 5.63%, due 4/1/20	$1,524	@
560	CenturyLink, Inc., Senior Unsecured Notes, Ser. T, 5.80%, due 3/15/22	574	@
225	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	241	@
35	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	36	@
1,235	Frontier Communications Corp., Senior Unsecured Notes, 9.25%, due 7/1/21	1,460	@
380	Frontier Communications Corp., Senior Unsecured Notes, 7.63%, due 4/15/24	394	@
435	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	479	@
1,300	Intelsat Jackson Holdings SA, Guaranteed Notes, 8.50%, due 11/1/19	1,391	@
8,330	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	9,445	@
555	Telesat Canada/Telesat LLC, Guaranteed Notes, 6.00%, due 5/15/17	574	ñ@
1,190	tw telecom holdings, Inc., Guaranteed Notes, 5.38%, due 10/1/22	1,208	@
630	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	631	@
760	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	823	@
		18,780
Telecom - Wireless (0.9%)
635	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	645
920	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	966	@
2,100	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	2,305	@
480	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	474	@
65	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	73
1,580	Sprint Corp., Guaranteed Notes, 7.25%, due 9/15/21	1,722	ñ@
590	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	650	ñ@
590	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	619	ñ@
175	T-Mobile USA, Inc., Guaranteed Notes, 5.25%, due 9/1/18	184	@
480	T-Mobile USA, Inc., Guaranteed Notes, 6.46%, due 4/28/19	509	@
460	T-Mobile USA, Inc., Guaranteed Notes, 6.25%, due 4/1/21	490	@
600	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	648	@
225	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	237	@
510	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	550	@
300	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	323	@
965	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	1,012	@
		11,407
Telecommunications (1.1%)
4,200	Orange SA, Senior Unsecured Notes, 5.50%, due 2/6/44	4,482
7,735	Verizon Communications, Inc., Senior Unsecured Notes, 6.55%, due 9/15/43	9,529	@
		14,011
Theaters & Entertainment (0.1%)
1,035	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,104	ñ@
805	Activision Blizzard, Inc., Guaranteed Notes, 6.13%, due 9/15/23	875	ñ@
		1,979
	Total Corporate Debt Securities (Cost $501,871)	514,996
Asset-Backed Securities (11.8%)
2,980	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M1, 0.60%, due 9/25/35	2,886	µ
3,146	Accredited Mortgage Loan Trust, Ser. 2005-4, Class A2D, 0.47%, due 12/25/35	2,916	µ
5,530	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.43%, due 4/25/36	4,393	µ
6,965	Aegis Asset Backed Securities Trust, Ser. 2005-1, Class M3, 0.70%, due 3/25/35	6,158	µ
861	Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class M2, 3.00%, due 9/25/33	815	µ

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT			VALUE†
(000's omitted)			(000's omitted)[z]
	$2,750	Argent Securities, Inc., Ser. 2003-W3, Class M1, 1.28%, due 9/25/33	$2,676	µ
	7,540	Argent Securities, Inc., Ser. 2004-W10, Class M1, 1.05%, due 10/25/34	6,939	µ
	894	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, 2.03%, due 8/25/34	795	µ
	2,648	Asset Backed Securities Corp. Home Equity, Ser. 2006-HE1, Class A3, 0.35%, due 1/25/36	2,517	µ
	4,100	Bear Stearns Asset Backed Securities I Trust, Ser. 2005-TC1, Class M1, 0.59%, due 5/25/35	3,760	µ
	1,320	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE1, Class 2M1, 0.56%, due 2/25/36	1,184	µ
	1,568	Bear Stearns Asset Backed Securities Trust, Ser. 2006-2, Class M1, 0.57%, due 7/25/36	1,483	µ
	3,958	Carrington Mortgage Loan Trust, Ser. 2005-NC3, Class M2, 0.61%, due 6/25/35	3,593	µ
	6,130	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.63%, due 10/25/35	5,096	µ
	2,500	Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE2, Class M1, 0.90%, due 5/25/35	2,403	ñµ
	1,930	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.52%, due 1/25/36	1,701	µ
	974	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, 0.31%, due 9/25/36	629	µ
	6,139	EquiFirst Mortgage Loan Trust, Ser. 2003-2, Class 1A1, 1.28%, due 9/25/33	6,020	µ
	5,640	Fieldstone Mortgage Investment Trust, Ser. 2005-1, Class M5, 1.28%, due 3/25/35	4,983	µ
	5,878	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF1, Class M1, 0.89%, due 12/25/34	5,491	µ
	1,905	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FFH4, Class M5, 1.73%, due 1/25/35	1,800	µ
	3,300	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF5, Class M2, 0.89%, due 3/25/35	3,021	µ
	2,194	Home Equity Mortgage Trust, Ser. 2004-5, Class M2, 1.75%, due 2/25/35	1,997	µ
	1,460	JP Morgan Mortgage Acquisition Corp., Ser. 2006-ACC1, Class A5, 0.39%, due 5/25/36	1,319	µ
	999	JP Morgan Mortgage Acquisition Corp., Ser. 2007-HE1, Class AF1, 0.25%, due 3/25/47	712	µ
	1,594	Morgan Stanley Capital I, Ser. 2005-WMC1, Class M2, 0.89%, due 1/25/35	1,528	µ
	8,318	Morgan Stanley Home Equity Loan Trust, Ser. 2006-2, Class A4, 0.43%, due 2/25/36	7,295	µ
	3,000	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.55%, due 10/25/35	2,617	µ
	3,500	Newcastle Mortgage Securities Trust, Ser. 2006-1, Class A4, 0.43%, due 3/25/36	3,308	µ
	6,350	Park Place Securities, Inc., Ser. 2004-WWF1, Class M4, 1.80%, due 12/25/34	6,018	µ
	9,335	Park Place Securities, Inc., Ser. 2004-WHQ2, Class M3, 1.19%, due 2/25/35	8,598	µ
	1,610	Park Place Securities, Inc., Ser. 2005-WHQ3, Class M4, 0.78%, due 6/25/35	1,350	µ
	1,110	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.83%, due 3/25/33	975	µ
	2,000	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.71%, due 5/25/35	1,722	µ
	3,280	Residential Asset Mortgage Products, Inc., Ser. 2006-RZ1, Class M1, 0.55%, due 3/25/36	2,904	µ
	1,212	Saxon Asset Securities Trust, Ser. 2004-2, Class MV1, 1.02%, due 8/25/35	1,118	µ
	7,665	Soundview Home Equity Loan Trust, Ser. 2005-OPT2, Class M1, 0.66%, due 8/25/35	6,559	µ
	985	Soundview Home Equity Loan Trust, Ser. 2006-3, Class A3, 0.31%, due 11/25/36	769	µ
	11,015	Structured Asset Investment Loan Trust, Ser. 2004-6, Class A3, 0.95%, due 7/25/34	10,358	µ
	3,466	Structured Asset Investment Loan Trust, Ser. 2004-8, Class M1, 1.05%, due 9/25/34	3,292	µ
	4,990	Structured Asset Investment Loan Trust, Ser. 2005-3, Class M2, 0.81%, due 4/25/35	4,578	µ
	4,255	Structured Asset Securities Corp., Ser. 2005-NC2, Class M3, 0.58%, due 5/25/35	3,992	µ
	7,780	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.73%, due 11/25/35	6,446	µ
	964	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.31%, due 4/25/36	903	µ
	1,402	Structured Asset Securities Corp., Ser. 2006-NC1, Class A4, 0.30%, due 5/25/36	1,282	µ
	2,350	Structured Asset Securities Corp., Ser. 2006-BC5, Class A4, 0.32%, due 12/25/36	1,901	µ
		Total Asset-Backed Securities (Cost $137,020)	152,800
Government Securities (5.0%)
Sovereign (5.0%)
AUD	3,580	Australia Government Bond, Senior Unsecured Notes, 2.75%, due 4/21/24	2,998	[a]
AUD	2,955	Australian Government Bond, Senior Unsecured Notes, 5.50%, due 4/21/23	3,085	[a]
EUR	6,380	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/26	9,879	[a]
EUR	7,650	Italy Buoni Poliennali Del Tesoro, Bonds, 2.55%, due 9/15/41	10,544	[a]
NZD	9,795	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	9,115	[a]
NZD	9,150	New Zealand Government Bond, Senior Unsecured Notes, 2.00%, due 9/20/25	7,573	[a]
EUR	13,645	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	21,521	[a]
		Total Government Securities (Cost $61,445)	64,715

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Strategic Income Fund (Unaudited) (cont'd)

NUMBER OF SHARES		VALUE†
		(000's omitted)[z]
Mutual Funds (10.1%)
12,955,090	Neuberger Berman Emerging Markets Debt Fund Institutional Class (Cost $128,272)	$129,762	§§
Short-Term Investments (4.5%)
58,797,329	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $58,797)	58,797	@
	Total Investments (124.9%) (Cost $1,575,381)	1,611,661	##
	Liabilities, less cash, receivables and other assets [(24.9%)]	(321,704	)±
	Total Net Assets (100.0%)	$1,289,957

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Unconstrained Bond Fund (Unaudited)

PRINCIPAL AMOUNT		VALUE†
(000's omitted)		(000's omitted)[z]
Bank Loan Obligationsµ (9.5%)
All Telecom (1.1%)
$200	Crown Castle Operating Co., Term Loan B2, 3.00%, due 1/31/21	$199
200	Level 3 Financing Inc., Term Loan B-III, 4.00%, due 8/1/19	200
		399
Business Equipment & Services (0.5%)
176	SunGard Data Systems, Term Loan E, 4.00%, due 3/8/20	176
Cable & Satellite Television (0.5%)
199	Charter Communications Operating LLC, Term Loan F, 3.00%, due 1/3/21	196
Containers & Glass Products (0.6%)
200	Reynolds Group, Term Loan, 4.00%, due 12/1/18	199
Drugs (0.6%)
199	Valeant Pharmaceuticals International, Inc., Term Loan C2, 3.75%, due 12/11/19	199
Electronics - Electrical (0.6%)
200	Freescale Semiconductor, Term Loan B-4, 4.25%, due 2/28/20	199
Financial Intermediaries (0.6%)
200	First Data Corporation, Term Loan, 4.15%, due 3/24/21	199
Food & Drug Retailers (0.6%)
200	Rite Aid Corp., Term Loan 7, 3.50%, due 2/21/20	200
Food Products (0.6%)
199	HJ Heinz Company, Term Loan B-2, 3.50%, due 6/5/20	200
Food Service (0.5%)
200	Aramark Corporation, Term Loan F, 3.25%, due 2/24/21	198
Health Care (1.1%)
200	CHS/Community Health, Term Loan D, 4.25%, due 1/27/21	200
199	HCA, Inc., Term Loan B4, 2.75%, due 5/1/18	200
		400
Lodging & Casinos (0.5%)
200	Las Vegas Sands LLC, Term Loan B, 3.25%, due 12/19/20	198

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Unconstrained Bond Fund (Unaudited) (cont'd)

	PRINCIPAL AMOUNT		VALUE†
	(000's omitted)		(000's omitted)[z]
	Radio & Television (0.5%)
	$199	Univision Communications Inc., Term Loan, 4.00%, due 3/1/20	$198
	Steel (0.6%)
	200	FMG Resources, Term Loan, 4.25%, due 6/30/19	199
	Utilities (0.6%)
	199	Calpine Corp., Term Loan, 4.00%, due 10/9/19	200
		Total Bank Loan Obligations (Cost $3,392)	3,360
	U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (1.8%)
	538	U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26 (Cost $614)	621
	Mortgage-Backed Securities (1.8%)
	Commercial Mortgage-Backed (1.8%)
	996	Commercial Mortgage Trust, Ser. 2013-CR12, Class XA, 1.60%, due 10/10/46	91	µ
	870	Commercial Mortgage Trust, Ser. 2014-CR16, Class XA, 1.29%, due 4/10/47	70	µ
	999	Commercial Mortgage Trust, Ser. 2014-LC15, Class XA, 1.60%, due 4/10/47	89	µ
	1,178	GS Mortgage Securities Trust, Ser. 2012-GCJ9, Class XA, 2.54%, due 11/10/45	154	µ@
	985	UBS-Barclays Commercial Mortgage Trust, Ser. 2012-C4, Class XA, 2.02%, due 12/10/45	110	ñµ@
	1,198	WF-RBS Commercial Mortgage Trust, Ser. 2014-LC14, Class XA, 1.64%, due 3/15/47	109	µ
		Total Mortgage-Backed Securities (Cost $630)	623
	Corporate Debt Securities (28.0%)
	Agriculture (0.8%)
GBP	120	Imperial Tobacco Finance PLC, Guaranteed Euro Medium-Term Notes, 8.13%, due 3/15/24	267	[a]
	Banks (10.4%)
	$200	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, due 3/19/24	201	ñ
	550	Bank of America Corp., Junior Subordinated Notes, Ser. U, 5.20%, due 12/29/49	517	µ@
	225	Barclays PLC, Junior Subordinated Notes, 8.25%, due 12/29/49	240	µ@
	500	Citigroup, Inc., Junior Subordinated Notes, Ser. M, 6.30%, due 12/29/49	498	µ
	400	Goldman Sachs Group, Inc., Junior Subordinated Notes, Ser. L, 5.70%, due 12/29/49	408	µ
	475	JPMorgan Chase & Co., Junior Subordinated Notes, Ser. R, 6.00%, due 12/29/49	473	µ@
	200	M&T Bank Corp., Junior Subordinated Notes, Ser. E, 6.45%, due 12/29/49	209	µ@
	400	Morgan Stanley, Junior Subordinated Notes, Ser. H, 5.45%, due 12/29/49	404	µ
	100	Royal Bank of Scotland Group PLC, Subordinated Notes, 6.00%, due 12/19/23	104	@
	325	State Bank of India, Senior Unsecured Notes, 3.62%, due 4/17/19	321	ñ
	300	Wells Fargo & Co., Junior Subordinated Notes, Ser. S, 5.90%, due 12/29/49	307	µ
			3,682
	Computers (1.1%)
	400	Seagate HDD Cayman, Guaranteed Notes, 4.75%, due 6/1/23	400	ñ@
	Diversified Financial Services (0.8%)
	275	General Electric Capital Corp., Junior Subordinated Notes, Ser. C, 5.25%, due 6/29/49	271	µ@

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Unconstrained Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT			VALUE†
(000's omitted)			(000's omitted)[z]
Electric (1.8%)
	$175	Comision Federal de Electricidad, Senior Unsecured Notes, 4.88%, due 1/15/24	$180	ñ@
GBP	70	National Grid Electricity Transmission PLC, Senior Unsecured Note, 5.88%, due 2/2/24	139	@a
GBP	180	Scottish & Southern Energy PLC, Subordinated Euro Medium-Term Notes, 5.45%, due 9/29/49	314	µa
			633
Food (2.8%)
GBP	520	Tesco PLC, Senior Unsecured Euro Medium-Term Notes, Ser. 68, 6.13%, due 2/24/22	1,006	[a]
Gas (0.6%)
	$200	Intergas Finance BV, Guaranteed Notes, 6.38%, due 5/14/17	213
Insurance (1.7%)
	275	Allstate Corp., Subordinated Notes, 5.75%, due 8/15/53	294	µ@
	325	ING US, Inc., Guaranteed Notes, 5.65%, due 5/15/53	325	µ@
			619
Iron - Steel (0.6%)
	200	Samarco Mineracao SA, Senior Unsecured Notes, 5.75%, due 10/24/23	203	ñ@
Mining (1.0%)
	100	Codelco, Inc., Senior Unsecured Notes, 5.63%, due 9/21/35	108
	130	Glencore Finance Europe SA, Guaranteed Notes, 6.00%, due 4/3/22	246
			354
Oil & Gas (2.9%)
	100	KazMunayGas National Co., JSC, Senior Unsecured Global Medium-Term Notes, Ser. 2, 9.13%, due 7/2/18	119
	100	KazMunayGas National Co., JSC, Senior Unsecured Notes, 7.00%, due 5/5/20	113	@
	40	Petroleos de Venezuela SA, Guaranteed Notes, 9.00%, due 11/17/21	33
	40	Petroleos Mexicanos, Guaranteed Notes, 6.63%, due 6/15/35	45
	170	Petroleos Mexicanos, Guaranteed Notes, 6.50%, due 6/2/41	189	@
	200	Sinopec Group Overseas Development 2013 Ltd., Guaranteed Notes, 4.38%, due 10/17/23	203	ñ
	325	Transocean, Inc., Guaranteed Notes, 3.80%, due 10/15/22	312
			1,014
Real Estate Investment Trusts (2.2%)
	250	ARC Properties Operating Partnership LP/Clark Acquisition LLC, Guaranteed Notes, 4.60%, due 2/6/24	254	ñ@
	275	Corporate Office Properties LP, Guaranteed Notes, 3.60%, due 5/15/23	260	@
	250	Entertainment Properties Trust, Guaranteed Notes, 5.75%, due 8/15/22	269	@
			783

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Unconstrained Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT			VALUE†
(000's omitted)			(000's omitted)[z]
Telecommunications (1.3%)
	$225	Qwest Corp., Senior Unsecured Notes, 6.75%, due 12/1/21	$255	@
GBP	120	Telefonica Emisiones SAU, Guaranteed Euro Medium-Term Notes, Ser. 4, 5.38%, due 2/2/26	218	[a]
			473
		Total Corporate Debt Securities (Cost $9,734)	9,918
Municipal Notes (0.8%)
	$250	Illinois St. G.O., Ser. 2013, 5.00%, due 7/1/23 (Cost $275)	285
Asset-Backed Securities (10.3%)
	160	Accredited Mortgage Loan Trust, Ser. 2006-1, Class A4, 0.43%, due 4/25/36	127	µ
	310	Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class M1, 0.63%, due 10/25/35	258	µ
	310	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, 0.63%, due 10/25/35	261	µ
	360	Fieldstone Mortgage Investment Trust, Ser. 2005-2, Class M2, 0.64%, due 12/25/35	261	µ
	300	MASTR Asset Backed Securities Trust, Ser. 2006-HE1, Class A4, 0.44%, due 1/25/36	267	µ
	310	Morgan Stanley Capital I, Ser. 2005-HE3, Class M4, 1.13%, due 7/25/35	265	µ
	263	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1, 1.28%, due 5/25/32	247	µ
	250	New Century Home Equity Loan Trust, Ser. 2005-B, Class A2D, 0.55%, due 10/25/35	218	µ
	300	Park Place Securities, Inc., Ser. 2005-WCH1, Class M4, 0.98%, due 1/25/36	262	µ
	274	Popular Mortgage Pass-Through Trust, Ser. 2005-5, Class MV1, 0.59%, due 11/25/35	246	µ
	250	RAAC, Ser. 2006-SP2, Class M1, 0.49%, due 2/25/36	213	µ
	297	Renaissance Home Equity Loan Trust, Ser. 2005-2, Class AV3, 0.52%, due 8/25/35	266	µ
	140	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ1, Class M5, 0.78%, due 4/25/35	123	µ
	300	Residential Asset Mortgage Products, Inc., Ser. 2005-RZ2, Class M4, 0.71%, due 5/25/35	258	µ
	185	Structured Asset Securities Corp., Ser. 2005-WF4, Class M4, 0.73%, due 11/25/35	153	µ
	229	Structured Asset Securities Corp., Ser. 2006-AM1, Class A4, 0.31%, due 4/25/36	214	µ
		Total Asset-Backed Securities (Cost $3,626)	3,639
Government Securities (32.5%)
Sovereign (32.5%)
	100	Argentina Bonar Bonds, Ser. X, 7.00%, due 4/17/17	92
	190	Argentine Republic Government International Bond, Senior Unsecured Notes, 2.50%, due 12/31/38	80	**
AUD	870	Australia Government Bond, Senior Unsecured Notes, 1.25%, due 2/21/22	841	[a]
	$54	Belize Government International Bond, Senior Unsecured Notes, 5.00%, due 2/20/38	37	**
	21	Brazilian Government International Bond, Senior Unsecured Notes, 8.75%, due 2/4/25	29
	165	Brazilian Government International Bond, Senior Unsecured Notes, 8.25%, due 1/20/34	223
	182	Colombia Government International Bond, Senior Unsecured Notes, 8.13%, due 5/21/24	240
	200	Croatia Government International Bond, Senior Unsecured Notes, 6.25%, due 4/27/17	215
	100	Croatia Government International Bond, Senior Unsecured Notes, 6.75%, due 11/5/19	110
	35	Dominican Republic International Bond, Senior Unsecured Notes, 9.04%, due 1/23/18	38
	100	Egypt Government International Bond, Senior Unsecured Notes, 5.75%, due 4/29/20	102
	75	El Salvador Government International Bond, Senior Unsecured Notes, 5.88%, due 1/30/25	73
	50	Hungary Government International Bond, Senior Unsecured Notes, 4.13%, due 2/19/18	50
	66	Hungary Government International Bond, Senior Unsecured Notes, 5.75%, due 11/22/23	70	@
	132	Hungary Government International Bond, Senior Unsecured Notes, 7.63%, due 3/29/41	158	@
	200	Indonesia Government International Bond, Senior Unsecured Notes, 8.50%, due 10/12/35	258
EUR	485	Italy Buoni Poliennali Del Tesoro, Bonds, 4.00%, due 9/1/20	746	@a
EUR	260	Italy Buoni Poliennali Del Tesoro, Bonds, 4.50%, due 3/1/24	405	[a]
	$200	Ivory Coast Government International Bond, Senior Unsecured Notes, 5.75%, due 12/31/32	188	**
MXN	8,060	Mexican Bonos, Bonds, Ser. M, 8.00%, due 12/7/23	697	[a]
NZD	3,190	New Zealand Government Bond, Senior Unsecured Notes, 5.50%, due 4/15/23	2,968	[a]

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Unconstrained Bond Fund (Unaudited) (cont'd)

PRINCIPAL AMOUNT			VALUE†
(000's omitted)			(000's omitted)[z]
	$75	Panama Government International Bond, Senior Unsecured Notes, 6.70%, due 1/26/36	$90
	30	Peruvian Government International Bond, Senior Unsecured Notes, 8.75%, due 11/21/33	45
	50	Philippine Government International Bond, Senior Unsecured Notes, 10.63%, due 3/16/25	78
	100	Republic of Belarus, Senior Unsecured Notes, 8.95%, due 1/26/18	101
	250	Republic of Iraq, Unsecured Notes, 5.80%, due 1/15/28	223
	30	Republic of Serbia, Senior Unsecured Notes, 6.75%, due 11/1/24	31
EUR	60	Romanian Government International Bond, Senior Unsecured Euro Medium-Term Notes, 4.63%, due 9/18/20	91	[a]
	$40	Romanian Government International Bond, Senior Unsecured Notes, 6.13%, due 1/22/44	44	ñ
	171	Russian Foreign Bond - Eurobond, Senior Unsecured Notes, 7.50%, due 3/31/30	191
	100	South Africa Government International Bond, Senior Unsecured Notes, 6.88%, due 5/27/19	116
	100	South Africa Government International Bond, Senior Unsecured Notes, 4.67%, due 1/17/24	101
EUR	735	Spain Government Bond, Senior Unsecured Notes, 4.00%, due 4/30/20	1,137	a@
EUR	720	Spain Government Bond, Senior Unsecured Notes, 4.65%, due 7/30/25	1,136	[a]
	$100	Turkey Government International Bond, Senior Unsecured Notes, 7.50%, due 7/14/17	114
	188	Turkey Government International Bond, Senior Unsecured Notes, 7.38%, due 2/5/25	223
	25	Uruguay Government International Bond, Senior Unsecured Notes, 7.63%, due 3/21/36	33
	175	Venezuela Government International Bond, Senior Unsecured Notes, 9.38%, due 1/13/34	139
		Total Government Securities (Cost $11,080)	11,513
NUMBER OF SHARES
Short-Term Investments (9.2%)
	3,267,540	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $3,268)	3,268	@
		Total Investments (93.9%) (Cost $32,619)	33,227	##
		Cash, receivables and other assets, less liabilities (6.1%)	2,163	±
		Total Net Assets (100.0%)	$35,390

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†  In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman New York Municipal Income Fund ("New York Municipal Income"), Neuberger Berman Short Duration Bond Fund ("Short Duration"), Neuberger Berman Short Duration High Income Fund ("Short Duration High Income"), Neuberger Berman Strategic Income Fund ("Strategic Income") and Neuberger Berman Unconstrained Bond Fund ("Unconstrained Bond") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Neuberger Berman Management LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities of the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt, Sovereign Debt and Quasi-Sovereign Debt. Inputs used to value emerging markets debt, sovereign debt and quasi-sovereign debt generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts ("forward contracts") is determined by Management by obtaining valuations from an independent pricing service based on actual traded currency rates on an independent pricing service's network, along with other traded and quoted currency rates provided to the pricing service by leading market participants (Level 2 inputs).

The value of bank loan securities is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of financial futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of credit default swap contracts is determined by Management by obtaining valuations from an independent pricing service using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from brokers or dealers (generally considered Level 3 inputs). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds' Board of Trustees (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m. Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to evaluate the prices of foreign income

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds' investments as of April 30, 2014:

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3§	Total
Core Bond
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	$—	$56,140	$—	$56,140
U.S. Government Agency Securities	—	4,314	—	4,314
Mortgage-Backed Securities^	—	80,874	—	80,874
Corporate Debt Securities
Airlines	—	—	848	848
Other Corporate Debt Securities^	—	56,379	—	56,379
Total Corporate Debt Securities	—	56,379	848	57,227
Asset-Backed Securities	—	592	—	592
Government Securities^	—	211	—	211
Short-Term Investments	—	31,174	—	31,174
Total Investments	—	229,684	848	230,532
Floating Rate Income
Investments:
Bank Loan Obligations
Business Equipment & Services	—	56,305	1,349	57,654
Chemicals & Plastics	—	17,457	1,863	19,320
Containers & Glass Products	—	13,484	1,561	15,045
Electronics—Electrical	—	32,185	1,565	33,750
Financial Intermediaries	—	40,583	7,536	48,119
Health Care	—	38,017	717	38,734
Leisure Goods—Activities—Movies	—	14,377	4,567	18,944
Lodging & Casinos	—	42,206	7,427	49,633
Other Bank Loan Obligations^	—	298,146	—	298,146
Total Bank Loan Obligations	—	552,760	26,585	579,345
Short-Term Investments	—	31,785	—	31,785
Total Investments	—	584,545	26,585	611,130

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3§	Total
High Income
Investments:
Bank Loan Obligations^	$—	$377,784	$—	$377,784
Corporate Debt Securities^	—	2,999,085	—	2,999,085
Short-Term Investments	—	145,617	—	145,617
Total Investments	—	3,522,486	—	3,522,486
Municipal Intermediate Bond
Investments:
Municipal Notes^	—	154,706	—	154,706
Total Investments	—	154,706	—	154,706
New York Municipal Income
Investments:
Municipal Notes^	—	66,742	—	66,742
Total Investments	—	66,742	—	66,742
Short Duration
Investments:
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	5,133	—	5,133
Mortgage-Backed Securities^	—	21,543	—	21,543
Corporate Debt Securities^	—	25,235	—	25,235
Asset-Backed Securities	—	8,546	—	8,546
Short-Term Investments	—	5,312	—	5,312
Total Investments	—	65,769	—	65,769
Short Duration High Income
Investments:
Bank Loan Obligations^	—	18,646	—	18,646
Corporate Debt Securities
Airlines	—	859	231	1,090
Other Corporate Debt Securities^	—	154,754	—	154,754
Total Corporate Debt Securities	—	155,613	231	155,844
Convertible Bonds	—	635	—	635
Short-Term Investments	—	31,826	—	31,826
Total Investments	—	206,720	231	206,951
Strategic Income
Investments:
Bank Loan Obligations
Building & Development	—	2,094	949	3,043
Business Equipment & Services	—	13,442	1,343	14,785
Containers & Glass Products	—	4,817	580	5,397
Electronics—Electrical		8,679	407	9,086

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

Asset Valuation Inputs (000's omitted)	Level 1	Level 2	Level 3§	Total
Financial Intermediaries	$—	$10,507	$1,090	$11,597
Health Care	—	11,957	229	12,186
Leisure Goods—Activities—Movies	—	3,095	1,440	4,535
Lodging & Casinos	—	11,526	1,964	13,490
Other Bank Loan Obligations^	—	80,338	—	80,338
Total Bank Loan Obligations	—	146,455	8,002	154,457
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	91,344	—	91,344
U.S. Government Agency Securities	—	4,790	—	4,790
Mortgage-Backed Securities
Commercial Mortgage-Backed	—	100,244	959	101,203
Other Mortgage-Backed Securities^	—	338,797	—	338,797
Total Mortgage-Backed Securities	—	439,041	959	440,000
Corporate Debt Securities
Airlines	—	—	10,140	10,140
Other Corporate Debt Securities^	—	504,856	—	504,856
Total Corporate Debt Securities	—	504,856	10,140	514,996
Asset-Backed Securities	—	152,800	—	152,800
Government Securities^	—	64,715	—	64,715
Mutual Funds	—	129,762	—	129,762
Short-Term Investments	—	58,797	—	58,797
Total Investments	—	1,592,560	19,101	1,611,661
Unconstrained Bond
Investments:
Bank Loan Obligations^	—	3,360	—	3,360
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	621	—	621
Mortgage-Backed Securities^	—	623	—	623
Corporate Debt Securities^	—	9,918	—	9,918
Municipal Notes	—	285	—	285
Asset-Backed Securities	—	3,639	—	3,639
Government Securities^	—	11,513	—	11,513
Short-Term Investments	—	3,268	—	3,268
Total Investments	—	33,227	—	33,227

^  The Schedule of Investments provides information on the industry or state categorization for the portfolio.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

§  The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 4/30/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/14
Investments in Securities:
Core Bond
Corporate Debt Securities
Airlines	$2,601	$—	$25	$98	$—	$(1,876)	$—	$—	$848	$28
Total	2,601	—	25	98	—	(1,876)	—	—	848	28
Floating Rate Income
Bank Loan Obligations
Automotive	2,518	—	—	—	—	—	—	(2,518)	—	—
Business Equipment & Services	1,897	1	—	(10)	380	—	978	(1,897)	1,349	(10)
Chemicals & Plastics	—	—	—	(6)	—	(9)	1,878	—	1,863	(6)
Containers & Glass Products	—	(1)	—	16	—	—	1,546	—	1,561	16
Electronics—Electrical	—	—	—	2	1,563	—	—	—	1,565	2
Financial Intermediaries	5,369	6	5	(39)	2,817	(3,741)	3,119	—	7,536	(27)
Health Care	—	—	—	—	717	—	—	—	717	—
Leisure Goods— Activities—Movies	3,813	—	(4)	(9)	1,451	(684)	—	—	4,567	(12)
Lodging & Casinos	656	2	—	100	4,216	(40)	2,493	—	7,427	100
Oil & Gas	3,795	3	34	(37)	—	(3,795)	—	—	—	—
Utilities	3,169	—	—	—	—	—	—	(3,169)	—	—
Total	21,217	11	35	17	11,144	(8,269)	10,014	(7,584)	26,585	63
High Income
Bank Loan Obligations
Lodging & Casinos	16,330	—	—	—	—	—	—	(16,330)	—	—
Corporate Debt Securities
Airlines	9,306	—	671	(464)	—	(9,513)	—	—	—	—
Total	25,636	—	671	(464)	—	(9,513)	—	(16,330)	—	—

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

(000's omitted)	Beginning balance, as of 11/1/13	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance, as of 4/30/14	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/14
Short Duration High Income
Corporate Debt Securities
Airlines	$253	$—	$(3)	$1	$—	$(20)	$—	$—	$231	$1
Total	253	—	(3)	1	—	(20)	—	—	231	1
Strategic Income
Bank Loan Obligations
Automotive	2,716	—	—	—	—	—	—	(2,716)	—	—
Building & Development	—	—	—	(18)	—	—	967	—	949	(18)
Business Equipment & Services	488	—	(4)	(6)	1,793	(928)	—	—	1,343	(6)
Containers & Glass Products	—	—	—	6	—	—	574	—	580	6
Electronics—Electrical	—	—	—	1	406	—	—	—	407	1
Financial Intermediaries	—	1	—	(1)	—	(264)	1,354	—	1,090	(1)
Health Care	—	—	—	—	229	—	—	—	229	—
Leisure Goods— Activities—Movies	1,199	1	—	(7)	254	(7)	—	—	1,440	(7)
Lodging & Casinos	261	1	8	26	1,015	(274)	927	—	1,964	35
Oil & Gas	1,380	1	12	(13)	—	(1,380)	—	—	—	—
Radio & Television	658	—	2	—	—	(660)	—	—	—	—
Utilities	1,501	—	—	—	—	—	—	(1,501)	—	—
Mortgage-Backed Securities
Commercial Mortgage-Backed	970	—	—	(11)	—	—	—	—	959	(11)
Corporate Debt Securities
Airlines	20,505	—	29	782	—	(11,176)	—	—	10,140	489
Total	29,678	4	47	759	3,697	(14,689)	3,822	(4,217)	19,101	488

  Securities categorized as Level 3 are valued based on a single quotation obtained from a dealer. The Funds do not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

  As of the period ending April 30, 2014, certain securities were transferred from one level to another based on beginning of period market values as of October 31, 2013. As of April 30, 2014, three securities in Floating Rate Income, one security in High Income and two securities in Strategic Income transferred from Level 3 to Level 2 as a
See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

result of an increase in the number of observable inputs that were readily available to the independent pricing service. As of April 30, 2014, five securities in Floating Rate Income and four securities in Strategic Income transferred from Level 2 to Level 3 as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended April 30, 2014, the Funds had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of April 30, 2014:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized appreciation)	$67	$—	$—	$67
Strategic Income
Futures contracts (unrealized appreciation)	$284	$—	$—	$284
Unconstrained Bond
Futures contracts (unrealized appreciation)	$8	$—	$—	$8
Credit default swap contracts	—	—	—	—
Forward contracts (unrealized appreciation)	—	132	—	132
Unconstrained Bond Total	$8	$132	$—	$140

The following is a summary, categorized by Level, of inputs used to value the Funds' derivatives as of April 30, 2014:

Liability Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Core Bond
Futures contracts (unrealized depreciation)	$(264)	$—	$—	$(264)
Strategic Income
Futures contracts (unrealized depreciation)	$(2,951)	$—	$—	$(2,951)
Unconstrained Bond
Futures contracts (unrealized depreciation)	$(172)	$—	$—	$(172)
Credit default swap contracts	—	(13)	—	(13)
Forward contracts (unrealized depreciation)	—	(257)	—	(257)
Unconstrained Bond Total	$(172)	$(270)	$—	$(442)

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

##  At April 30, 2014, selected fund information on a U.S. federal income tax basis was as follows:

(000's omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$228,914	$3,000	$1,382	$1,618
Floating Rate Income	611,034	2,041	1,945	96
High Income	3,376,857	159,523	13,894	145,629
Municipal Intermediate Bond	150,089	5,343	726	4,617
New York Municipal Income	64,890	2,350	498	1,852
Short Duration	66,066	184	481	(297)
Short Duration High Income	205,692	1,737	478	1,259
Strategic Income	1,577,275	43,890	9,504	34,386
Unconstrained Bond	32,624	663	60	603

ñ  Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At April 30, 2014, these securities amounted to approximately $11,130,000 or 5.4% of net assets for Core Bond, approximately $772,033,000 or 22.1% of net assets for High Income, approximately $2,500,000 or 1.6% of net assets for Municipal Intermediate Bond, approximately $5,340,000 or 8.3% of net assets for Short Duration, approximately $36,486,000 or 19.6% of net assets for Short Duration High Income, approximately $127,523,000 or 9.9% of net assets for Strategic Income and approximately $1,916,000 or 5.4% of net assets for Unconstrained Bond.

Ñ  These securities have been deemed by the investment manager to be illiquid. At April 30, 2014, these securities amounted to approximately $26,585,000 or 4.4% of net assets for Floating Rate Income and approximately $8,002,000 or 0.6% of net assets for Strategic Income.

Ø  All or a portion of this security was purchased on a when-issued basis. At April 30, 2014, these securities amounted to $29,374,000 for Core Bond, $60,887,000 for High Income, $858,000 for Short Duration High Income and $336,043,000 for Strategic Income. For TBA (to be announced) securities, the maturity date was not known at the time of investment.

ß  Security is guaranteed by the corporate or non-profit obligor.

¢  All or a portion of this security was purchased on a delayed delivery basis.

^^  All or a portion of this security has not settled as of April 30, 2014 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.

@  All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments and/or financial futures contracts and/or credit default swaps and/or delayed delivery purchase commitments.

µ  Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of April 30, 2014, and their final maturities.

c  Payment-in-kind security for which part of the income earned may be paid as additional principal.

See Notes to Financial Statements

Notes to Schedule of Investments (Unaudited) (cont'd)

a  Principal amount is stated in the currency in which the security is denominated.

  AUD = Australian Dollar

  EUR = Euro

  GBP = Pound Sterling

  MXN = Mexican Peso

  NZD = New Zealand Dollar

d  Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

e  Interest rate represents discount rate at time of purchase, not coupon rate.

z  A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

§§  Affiliated issuer (see Note G of Notes to Financial Statements).

**  Step Bond: Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

±  See Note A-13 in the Notes to Financial Statements for the Funds' open positions in derivatives at April 30, 2014.

See Notes to Financial Statements

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Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Income Funds
(000's omitted except per share amounts)

	CORE BOND FUND	FLOATING RATE INCOME FUND	HIGH INCOME BOND FUND	MUNICIPAL INTERMEDIATE BOND FUND	NEW YORK MUNICIPAL INCOME FUND
	April 30, 2014	April 30, 2014	April 30, 2014	April 30, 2014	April 30, 2014
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$230,532	$611,130	$3,522,486	$154,706	$66,742
Affiliated issuers	—	—	—	—	—
	230,532	611,130	3,522,486	154,706	66,742
Cash	—	—	211	—	635
Foreign currency*	—	—	—	—	—
Deposits with brokers for futures contracts (Note A)	566	—	—	—	—
Deposits with brokers for credit default swap contracts (Note A)	—	—	—	—	—
Dividends and interest receivable	1,087	1,940	53,784	1,850	757
Receivable for securities sold	3,385	41,052	100,817	—	—
Receivable for Fund shares sold	60	3,270	25,612	6	—
Receivable from Management (Note B)	—	—	—	3	—
Receivable for variation margin on open credit default swap contracts (Note A)	—	—	—	—	—
Receivable for open forward foreign currency contracts (Note A)	—	—	—	—	—
Prepaid expenses and other assets	37	33	112	34	15
Total Assets	235,667	657,425	3,703,022	156,599	68,149
Liabilities
Distributions payable	80	351	2,910	58	13
Payable for open forward foreign currency contracts (Note A)	—	—	—	—	—
Due to custodian	—	—	—	95	—
Payable for securities purchased	30,377	48,149	195,514	—	—
Payable for Fund shares redeemed	178	6,798	5,136	263	21
Payable to investment manager—net (Note B)	42	251	1,385	32	14
Payable to administrator—net (Note B)	13	93	605	—	8
Payable to trustees	2	2	2	2	2
Payable for variation margin on futures contracts (Note A)	159	—	—	—	—
Accrued expenses and other payables	110	132	404	73	75
Total Liabilities	30,961	55,776	205,956	523	133
Net Assets	$204,706	$601,649	$3,497,066	$156,076	$68,016
Net Assets consist of:
Paid-in capital	$203,804	$601,552	$3,323,060	$151,740	$66,080
Undistributed net investment income (loss)	—	—	183	—	12
Distributions in excess of net investment income	(225)	(250)	—	—	—
Accumulated net realized gains (losses) on investments	(1,592)	178	26,769	(281)	72
Net unrealized appreciation (depreciation) in value of investments	2,719	169	147,054	4,617	1,852
Net Assets	$204,706	$601,649	$3,497,066	$156,076	$68,016
Net Assets
Investor Class	$13,381	$—	$320,163	$17,472	$—
Trust Class	—	—	—	—	—
Institutional Class	156,624	495,782	1,910,958	131,629	68,016
Class A	30,789	58,898	417,461	5,618	—
Class C	3,912	46,969	62,285	1,357	—
Class R3	—	—	11,418	—	—
Class R6	—	—	774,781	—	—
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	1,283	—	33,750	1,490	—
Trust Class	—	—	—	—	—
Institutional Class	14,991	48,418	201,113	11,233	3,912
Class A	2,957	5,753	44,002	479	—
Class C	375	4,587	6,554	116	—
Class R3	—	—	1,203	—	—
Class R6	—	—	81,537	—	—
Net Asset Value, offering and redemption price per share
Investor Class	$10.43	$—	$9.49	$11.73	$—
Trust Class	—	—	—	—	—
Institutional Class	10.45	10.24	9.50	11.72	17.39
Class R3	—	—	9.49	—	—
Class R6	—	—	9.50	—	—
Net Asset Value and redemption price per share
Class A	$10.41	$10.24	$9.49	$11.72	$—
Offering Price per share
Class A‡	$10.87	$10.69	$9.91	$12.24	$—
Net Asset Value and offering price per share
Class C^	$10.42	$10.24	$9.50	$11.72	$—

See Notes to Financial Statements

	SHORT DURATION BOND FUND	SHORT DURATION HIGH INCOME FUND	STRATEGIC INCOME FUND	UNCONSTRAINED BOND FUND
	April 30, 2014	April 30, 2014	April 30, 2014	April 30, 2014
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$65,769	$206,951	$1,481,899	$33,227
Affiliated issuers	—	—	129,762	—
	65,769	206,951	1,611,661	33,227
Cash	—	—	—	2
Foreign currency*	—	—	384	1,559
Deposits with brokers for futures contracts (Note A)	—	—	6,617	421
Deposits with brokers for credit default swap contracts (Note A)	—	—	—	17
Dividends and interest receivable	181	2,692	10,114	281
Receivable for securities sold	—	291	20,788	—
Receivable for Fund shares sold	7	4,491	8,430	—
Receivable from Management (Note B)	8	—	—	82
Receivable for variation margin on open credit default swap contracts (Note A)	—	—	—	7
Receivable for open forward foreign currency contracts (Note A)	—	—	—	132
Prepaid expenses and other assets	45	18	77	64
Total Assets	66,010	214,443	1,658,071	35,792
Liabilities
Distributions payable	9	2	790	—
Payable for open forward foreign currency contracts (Note A)	—	—	—	257
Due to custodian	—	—	—	—
Payable for securities purchased	1,302	28,289	356,128	—
Payable for Fund shares redeemed	68	104	8,424	—
Payable to investment manager—net (Note B)	13	58	512	17
Payable to administrator—net (Note B)	—	5	342	—
Payable to trustees	2	2	2	2
Payable for variation margin on futures contracts (Note A)	—	—	1,668	75
Accrued expenses and other payables	67	99	248	51
Total Liabilities	1,461	28,559	368,114	402
Net Assets	$64,549	$185,884	$1,289,957	$35,390
Net Assets consist of:
Paid-in capital	$80,894	$184,551	$1,261,538	$35,242
Undistributed net investment income (loss)	6	—	627	8
Distributions in excess of net investment income	—	(6)	—	—
Accumulated net realized gains (losses) on investments	(16,265)	79	(5,840)	(170)
Net unrealized appreciation (depreciation) in value of investments	(86)	1,260	33,632	310
Net Assets	$64,549	$185,884	$1,289,957	$35,390
Net Assets
Investor Class	$31,475	$—	$—	$—
Trust Class	3,555	—	46,975	—
Institutional Class	20,283	182,448	738,739	20,218
Class A	7,011	3,125	283,578	7,097
Class C	2,225	311	170,116	1,007
Class R3	—	—	—	—
Class R6	—	—	50,549	7,068
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	3,959	—	—	—
Trust Class	469	—	4,146	—
Institutional Class	2,553	17,830	65,185	2,013
Class A	926	305	25,003	707
Class C	294	30	15,012	100
Class R3	—	—	—	—
Class R6	—	—	4,462	704
Net Asset Value, offering and redemption price per share
Investor Class	$7.95	$—	$—	$—
Trust Class	7.58	—	11.33	—
Institutional Class	7.95	10.23	11.33	10.04
Class R3	—	—	—	—
Class R6	—	—	11.33	10.04
Net Asset Value and redemption price per share
Class A	$7.58	$10.24	$11.34	$10.04
Offering Price per share
Class A‡	$7.77	$10.69	$11.84	$10.49
Net Asset Value and offering price per share
Class C^	$7.58	$10.24	$11.33	$10.04

Statements of Assets and Liabilities (Unaudited) (cont'd)

Neuberger Berman Income Funds (cont'd)
(000's omitted except per share amounts)

	CORE BOND FUND	FLOATING RATE INCOME FUND	HIGH INCOME BOND FUND	MUNICIPAL INTERMEDIATE BOND FUND	NEW YORK MUNICIPAL INCOME FUND
	April 30, 2014	April 30, 2014	April 30, 2014	April 30, 2014	April 30, 2014
*Cost of Investments:
Unaffiliated issuers	$227,616	$610,961	$3,375,432	$150,089	$64,890
Affiliated issuers	—	—	—	—	—
Total cost of investments	$227,616	$610,961	$3,375,432	$150,089	$64,890
Total cost of foreign currency	$—	$—	$—	$—	$—

‡  On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.

^  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

	SHORT DURATION BOND FUND	SHORT DURATION HIGH INCOME FUND	STRATEGIC INCOME FUND	UNCONSTRAINED BOND FUND
	April 30, 2014	April 30, 2014	April 30, 2014	April 30, 2014
*Cost of Investments:
Unaffiliated issuers	$65,855	$205,691	$1,447,109	$32,619
Affiliated issuers	—	—	128,272	—
Total cost of investments	$65,855	$205,691	$1,575,381	$32,619
Total cost of foreign currency	$—	$—	$386	$1,555

Statements of Operations (Unaudited)

Neuberger Berman Income Funds
(000's omitted)

	CORE BOND FUND	FLOATING RATE INCOME FUND	HIGH INCOME BOND FUND	MUNICIPAL INTERMEDIATE BOND FUND	NEW YORK MUNICIPAL INCOME FUND
	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$2,873	$13,450	$104,096	$2,356	$1,154
Dividend income—affiliated issuers (Note G)	—	—	—	—	—
Foreign taxes withheld (Note A)	(1)	—	—	—	—
Total income	$2,872	$13,450	$104,096	$2,356	$1,154
Expenses:
Investment management fees (Note B)	254	1,506	7,916	193	84
Administration fees (Note B)	61	181	990	46	20
Administration fees (Note B):
Investor Class	14	—	327	19	—
Trust Class	—	—	—	—	—
Institutional Class	70	218	846	59	30
Class A	32	70	413	5	—
Class C	4	53	63	2	—
Class R3	—	—	12	—	—
Class R6	—	—	64	—	—
Distribution fees (Note B):
Investor Class	16	—	—	—	—
Trust Class	—	—	—	—	—
Class A	38	83	491	6	—
Class C	22	252	300	7	—
Class R3	—	—	28	—	—
Shareholder servicing agent fees:
Investor Class	7	—	52	4	—
Trust Class	—	—	—	—	—
Institutional Class	7	20	130	5	17
Class A	5	6	69	1	—
Class C	1	4	7	1	—
Class R3	—	—	1	—	—
Class R6	—	—	23	—	—
Organization expense (Note A)	—	—	—	—	—
Audit fees	14	15	29	36	12
Custodian and accounting fees	68	175	283	56	20
Insurance expense	5	9	69	3	1
Legal fees	46	48	55	45	56
Registration and filing fees	33	68	107	31	19
Shareholder reports	23	12	124	7	6
Trustees' fees and expenses	18	18	18	18	18
Miscellaneous	12	11	70	5	1
Total expenses	750	2,749	12,487	549	284
Expenses reimbursed by Management (Note B)	(181)	(236)	—	(132)	—
Management fees waived (Notes A & B)	—	—	—	—	—
Total net expenses	569	2,513	12,487	417	284
Net investment income (loss)	$2,303	$10,937	$91,609	$1,939	$870

See Notes to Financial Statements

	SHORT DURATION BOND FUND	SHORT DURATION HIGH INCOME FUND	STRATEGIC INCOME FUND	UNCONSTRAINED BOND FUND
	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	Period from February 13, 2014 (Commencement of Operations) to April 30, 2014
Investment Income:
Income (Note A):
Interest and other income—unaffiliated issuers	$547	$3,511	$26,183	$255
Dividend income—affiliated issuers (Note G)	—	—	3,100	—
Foreign taxes withheld (Note A)	—	—	(9)	—
Total income	$547	$3,511	$29,274	$255
Expenses:
Investment management fees (Note B)	80	327	3,402	45
Administration fees (Note B)	19	44	371	4
Administration fees (Note B):
Investor Class	33	—	—	—
Trust Class	8	—	76	—
Institutional Class	9	64	313	4
Class A	7	2	299	3
Class C	3	—	185	1
Class R3	—	—	—	—
Class R6	—	—	3	—
Distribution fees (Note B):
Investor Class	—	—	—	—
Trust Class	—	—	22	—
Class A	8	2	356	4
Class C	12	2	880	2
Class R3	—	—	—	—
Shareholder servicing agent fees:
Investor Class	14	—	—	—
Trust Class	1	—	4	—
Institutional Class	1	6	40	1
Class A	—	—	53	1
Class C	—	—	19	1
Class R3	—	—	—	—
Class R6	—	—	1	1
Organization expense (Note A)	—	—	—	90
Audit fees	29	16	39	12
Custodian and accounting fees	39	72	245	24
Insurance expense	1	1	27	—
Legal fees	45	46	70	20
Registration and filing fees	38	32	103	7
Shareholder reports	8	4	53	5
Trustees' fees and expenses	18	18	18	6
Miscellaneous	3	3	38	1
Total expenses	376	639	6,617	232
Expenses reimbursed by Management (Note B)	(153)	(89)	(371)	(161)
Management fees waived (Notes A & B)	—	—	(288)	(5)
Total net expenses	223	550	5,958	66
Net investment income (loss)	$324	$2,961	$23,316	$189

Statements of Operations (Unaudited) (cont'd)

Neuberger Berman Income Funds (cont'd)
(000's omitted)

	CORE BOND FUND	FLOATING RATE INCOME FUND	HIGH INCOME BOND FUND	MUNICIPAL INTERMEDIATE BOND FUND	NEW YORK MUNICIPAL INCOME FUND
	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(508)	1,194	28,366	(280)	73
Realized gain distributions from affiliated issuers	—	—	—	—	—
Financial futures contracts	(1,021)	—	—	—	—
Foreign currency	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	2,282	(4,046)	5,300	3,220	1,034
Affiliated investment securities	—	—	—	—	—
Financial futures contracts	789	—	—	—	—
Foreign currency	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Net gain (loss) on investments	1,542	(2,852)	33,666	2,940	1,107
Net increase (decrease) in net assets resulting from operations	$3,845	$8,085	$125,275	$4,879	$1,977

See Notes to Financial Statements

	SHORT DURATION BOND FUND	SHORT DURATION HIGH INCOME FUND	STRATEGIC INCOME FUND	UNCONSTRAINED BOND FUND
	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	For the Six Months Ended April 30, 2014	Period from February 13, 2014 (Commencement of Operations) to April 30, 2014
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(12)	81	6,437	114
Realized gain distributions from affiliated issuers	—	—	183	—
Financial futures contracts	—	—	(14,182)	(147)
Foreign currency	—	—	(129)	62
Forward foreign currency contracts	—	—	—	(196)
Swap contracts	—	—	—	(3)
Change in net unrealized appreciation (depreciation) in value of:
Unaffiliated investment securities	(69)	897	15,240	608
Affiliated investment securities	—	—	(182)	—
Financial futures contracts	—	—	9,780	(164)
Foreign currency	—	—	(20)	4
Forward foreign currency contracts	—	—	—	(125)
Swap contracts	—	—	—	(13)
Net gain (loss) on investments	(81)	978	17,127	140
Net increase (decrease) in net assets resulting from operations	$243	$3,939	$40,443	$329

Statements of Changes in Net Assets

Neuberger Berman Income Funds
(000's omitted)

	CORE BOND FUND		FLOATING RATE INCOME FUND		HIGH INCOME BOND FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$2,303	$4,420	$10,937	$17,322	$91,609	$194,324
Net realized gain (loss) on investments	(1,529)	725	1,194	(100)	28,366	79,684
Change in net unrealized appreciation (depreciation) of investments	3,071	(9,867)	(4,046)	1,876	5,300	8,364
Net increase (decrease) in net assets resulting from operations	3,845	(4,722)	8,085	19,098	125,275	282,372
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	(141)	(226)	—	—	(8,544)	(18,833)
Trust Class	—	—	—	—	—	—
Institutional Class	(1,959)	(3,673)	(9,140)	(14,360)	(52,773)	(132,245)
Class A	(322)	(507)	(1,131)	(2,154)	(10,284)	(26,671)
Class C	(30)	(48)	(666)	(950)	(1,347)	(3,219)
Class R3	—	—	—	—	(276)	(555)
Class R6	—	—	—	—	(18,385)	(12,881)
Builder Class	—	—	—	—	—	—
Premier Class	—	—	—	—	—	—
Net realized gain on investments:
Investor Class	—	(414)	—	—	(7,669)	(3,851)
Trust Class	—	—	—	—	—	—
Institutional Class	—	(5,453)	—	—	(47,434)	(26,761)
Class A	—	(1,118)	—	—	(9,775)	(5,861)
Class C	—	(184)	—	—	(1,474)	(823)
Class R3	—	—	—	—	(263)	(104)
Class R6	—	—	—	—	(13,246)	—
Tax return of capital:
Trust Class	—	(23)	—	—	—	—
Institutional Class	—	(297)	—	—	—	—
Class A	—	(52)	—	—	—	—
Class C	—	(10)	—	—	—	—
Total distributions to shareholders	(2,452)	(12,005)	(10,937)	(17,464)	(171,470)	(231,804)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	886	1,674	—	—	28,957	65,445
Trust Class	—	—	—	—	—	—
Institutional Class	15,596	33,946	137,624	323,861	508,457	1,118,289
Class A	5,367	20,143	10,170	59,730	73,848	249,096
Class C	117	1,462	4,639	41,592	7,918	12,430
Class R3	—	—	—	—	2,728	7,550
Class R6	—	—	—	—	268,161	555,474
Builder Class	—	—	—	—	—	—
Premier Class	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	135	636	—	—	15,338	21,315
Trust Class	—	—	—	—	—	—
Institutional Class	1,542	8,309	7,664	12,305	74,385	117,445
Class A	311	1,558	871	1,658	17,886	28,440
Class C	13	95	331	471	1,594	2,376
Class R3	—	—	—	—	455	529
Class R6	—	—	—	—	31,631	12,881
Builder Class	—	—	—	—	—	—
Premier Class	—	—	—	—	—	—

See Notes to Financial Statements

	MUNICIPAL INTERMEDIATE BOND FUND		NEW YORK MUNICIPAL INCOME FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period from March 1, 2013 to October 31, 2013	Year Ended February 28, 2013 (see Note A-1)
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$1,939	$3,599	$870	$1,275	$1,426
Net realized gain (loss) on investments	(280)	979	73	164	3
Change in net unrealized appreciation (depreciation) of investments	3,220	(6,679)	1,034	(2,978)	187
Net increase (decrease) in net assets resulting from operations	4,879	(2,101)	1,977	(1,539)	1,616
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	(211)	(439)	—	—	—
Trust Class	—	—	—	—	—
Institutional Class	(1,661)	(3,038)	(870)	(1,237)	—
Class A	(56)	(103)	—	—	—
Class C	(11)	(19)	—	—	—
Class R3	—	—	—	—	—
Class R6	—	—	—	—	—
Builder Class	—	—	—	(17)	(632)
Premier Class	—	—	—	(21)	(792)
Net realized gain on investments:
Investor Class	(113)	(134)	—	—	—
Trust Class	—	—	—	—	—
Institutional Class	(806)	(813)	(136)	—	—
Class A	(33)	(24)	—	—	—
Class C	(9)	(10)	—	—	—
Class R3	—	—	—	—	—
Class R6	—	—	—	—	—
Tax return of capital:
Trust Class	—	—	—	—	—
Institutional Class	—	—	—	—	—
Class A	—	—	—	—	—
Class C	—	—	—	—	—
Total distributions to shareholders	(2,900)	(4,580)	(1,006)	(1,275)	(1,424)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	246	797	—	—	—
Trust Class	—	—	—	—	—
Institutional Class	8,077	31,383	505	281	—
Class A	1,868	3,503	—	—	—
Class C	116	891	—	—	—
Class R3	—	—	—	—	—
Class R6	—	—	—	—	—
Builder Class	—	—	—	38	1,303
Premier Class	—	—	—	6	2,176
Proceeds from reinvestment of dividends and distributions:
Investor Class	273	470	—	—	—
Trust Class	—	—	—	—	—
Institutional Class	2,147	3,329	904	1,133	—
Class A	65	81	—	—	—
Class C	8	15	—	—	—
Class R3	—	—	—	—	—
Class R6	—	—	—	—	—
Builder Class	—	—	—	—	589
Premier Class	—	—	—	—	628

Statements of Changes in Net Assets (cont'd)

Neuberger Berman Income Funds (cont'd)
(000's omitted)

	CORE BOND FUND		FLOATING RATE INCOME FUND		HIGH INCOME BOND FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Payments for shares redeemed:
Investor Class	(1,275)	(4,053)	—	—	(31,158)	(121,476)
Trust Class	—	—	—	—	—	—
Institutional Class	(27,419)	(82,428)	(77,821)	(148,267)	(592,974)	(1,630,943)
Class A	(5,265)	(36,476)	(26,545)	(23,724)	(64,081)	(393,392)
Class C	(1,245)	(3,096)	(9,592)	(4,777)	(6,365)	(28,173)
Class R3	—	—	—	—	(2,492)	(7,102)
Class R6	—	—	—	—	(53,568)	(32,102)
Builder Class	—	—	—	—	—	—
Premier Class	—	—	—	—	—	—
Proceeds from shares issued in connection with the Reorganization (Note F):
Institutional Class	—	—	—	—	—	—
Builder Class	—	—	—	—	—	—
Premier Class	—	—	—	—	—	—
Net increase (decrease) from Fund share transactions	(11,237)	(58,230)	47,341	262,849	280,720	(21,918)
Net Increase (Decrease) in Net Assets	(9,844)	(74,957)	44,489	264,483	234,525	28,650
Net Assets:
Beginning of period	214,550	289,507	557,160	292,677	3,262,541	3,233,891
End of period	$204,706	$214,550	$601,649	$557,160	$3,497,066	$3,262,541
Undistributed net investment income (loss) at end of period	$—	$—	$—	$—	$183	$183
Distributions in excess of net investment income at end of period	$(225)	$(76)	$(250)	$(250)	$—	$—

See Notes to Financial Statements

	MUNICIPAL INTERMEDIATE BOND FUND		NEW YORK MUNICIPAL INCOME FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Period from March 1, 2013 to October 31, 2013	Year Ended February 28, 2013 (see Note A-1)
Payments for shares redeemed:
Investor Class	(2,082)	(2,423)	—	—	—
Trust Class	—	—	—	—	—
Institutional Class	(12,242)	(21,958)	(2,638)	(7,248)	—
Class A	(1,355)	(1,754)	—	—	—
Class C	(310)	(816)	—	—	—
Class R3	—	—	—	—	—
Class R6	—	—	—	—	—
Builder Class	—	—	—	(177)	(3,422)
Premier Class	—	—	—	—	(6,619)
Proceeds from shares issued in connection with the Reorganization (Note F):
Institutional Class	—	—	—	76,649	—
Builder Class	—	—	—	(35,911)	—
Premier Class	—	—	—	(40,738)	—
Net increase (decrease) from Fund share transactions	(3,189)	13,518	(1,229)	(5,967)	(5,345)
Net Increase (Decrease) in Net Assets	(1,210)	6,837	(258)	(8,781)	(5,153)
Net Assets:
Beginning of period	157,286	150,449	68,274	77,055	82,208
End of period	$156,076	$157,286	$68,016	$68,274	$77,055
Undistributed net investment income (loss) at end of period	$—	$—	$12	$12	$16
Distributions in excess of net investment income at end of period	$—	$—	$—	$—	$—

Statements of Changes in Net Assets (cont'd)

Neuberger Berman Income Funds (cont'd)
(000's omitted)

	SHORT DURATION BOND FUND		SHORT DURATION HIGH INCOME FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$324	$470	$2,961	$2,602
Net realized gain (loss) on investments	(12)	(714)	81	149
Change in net unrealized appreciation (depreciation) of investments	(69)	928	897	422
Net increase (decrease) in net assets resulting from operations	243	684	3,939	3,173
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	(234)	(541)	—	—
Trust Class	(25)	(65)	—	—
Institutional Class	(161)	(378)	(2,924)	(2,579)
Class A	(44)	(55)	(36)	(23)
Class C	(6)	(10)	(4)	(3)
Class R3	—	—	—	—
Class R6	—	—	—	—
Builder Class	—	—	—	—
Premier Class	—	—	—	—
Net realized gain on investments:
Investor Class	—	—	—	—
Trust Class	—	—	—	—
Institutional Class	—	—	(137)	(87)
Class A	—	—	(2)	(0)
Class C	—	—	(0)	(0)
Class R3	—	—	—	—
Class R6	—	—	—	—
Tax return of capital:
Trust Class	—	—	—	—
Institutional Class	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Total distributions to shareholders	(470)	(1,049)	(3,103)	(2,692)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	793	2,717	—	—
Trust Class	325	1,062	—	—
Institutional Class	6,139	12,276	86,683	78,635
Class A	2,240	6,304	2,016	1,559
Class C	658	2,198	92	291
Class R3	—	—	—	—
Class R6	—	—	—	—
Builder Class	—	—	—	—
Premier Class	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	219	505	—	—
Trust Class	24	64	—	—
Institutional Class	138	339	3,061	2,665
Class A	19	33	31	22
Class C	2	4	4	3
Class R3	—	—	—	—
Class R6	—	—	—	—
Builder Class	—	—	—	—
Premier Class	—	—	—	—

See Notes to Financial Statements

	STRATEGIC INCOME FUND		UNCONSTRAINED BOND FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Period from February 13, 2014 (Commencement of Operations) to April 30, 2014 (Unaudited)
Increase (Decrease) in Net Assets:
From Operations (Note A):
Net investment income (loss)	$23,316	$41,828	$189
Net realized gain (loss) on investments	(7,691)	6,717	(170)
Change in net unrealized appreciation (depreciation) of investments	24,818	(39,716)	310
Net increase (decrease) in net assets resulting from operations	40,443	8,829	329
Distributions to Shareholders From (Note A):
Net investment income:
Investor Class	—	—	—
Trust Class	(862)	(1,195)	—
Institutional Class	(14,629)	(25,805)	(107)
Class A	(5,441)	(11,456)	(33)
Class C	(2,744)	(5,421)	(3)
Class R3	—	—	—
Class R6	(786)	(174)	(38)
Builder Class	—	—	—
Premier Class	—	—	—
Net realized gain on investments:
Investor Class	—	—	—
Trust Class	—	(551)	—
Institutional Class	—	(10,764)	—
Class A	—	(6,268)	—
Class C	—	(3,816)	—
Class R3	—	—	—
Class R6	—	—	—
Tax return of capital:
Trust Class	—	—	—
Institutional Class	—	—	—
Class A	—	—	—
Class C	—	—	—
Total distributions to shareholders	(24,462)	(65,450)	(181)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	—	—	—
Trust Class	8,947	30,105	—
Institutional Class	171,262	548,706	20,026
Class A	49,385	245,524	7,035
Class C	7,949	74,250	1,000
Class R3	—	—	—
Class R6	31,721	17,511	7,000
Builder Class	—	—	—
Premier Class	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	—	—	—
Trust Class	850	1,718	—
Institutional Class	11,573	25,773	107
Class A	4,388	14,465	32
Class C	1,761	5,527	3
Class R3	—	—	—
Class R6	789	174	39
Builder Class	—	—	—
Premier Class	—	—	—

Statements of Changes in Net Assets (cont'd)

Neuberger Berman Income Funds (cont'd)
(000's omitted)

	SHORT DURATION BOND FUND		SHORT DURATION HIGH INCOME FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Payments for shares redeemed:
Investor Class	(2,245)	(8,994)	—	—
Trust Class	(742)	(2,691)	—	—
Institutional Class	(3,996)	(16,596)	(11,061)	(3,876)
Class A	(1,524)	(2,360)	(107)	(483)
Class C	(637)	(1,668)	(14)	(100)
Class R3	—	—	—	—
Class R6	—	—	—	—
Builder Class	—	—	—	—
Premier Class	—	—	—	—
Proceeds from shares issued in connection with the Reorganization (Note F):
Institutional Class	—	—	—	—
Builder Class	—	—	—	—
Premier Class	—	—	—	—
Net increase (decrease) from Fund share transactions	1,413	(6,807)	80,705	78,716
Net Increase (Decrease) in Net Assets	1,186	(7,172)	81,541	79,197
Net Assets:
Beginning of period	63,363	70,535	104,343	25,146
End of period	$64,549	$63,363	$185,884	$104,343
Undistributed net investment income (loss) at end of period	$6	$152	$—	$—
Distributions in excess of net investment income at end of period	$—	$—	$(6)	$(3)

See Notes to Financial Statements

	STRATEGIC INCOME FUND		UNCONSTRAINED BOND FUND
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Period from February 13, 2014 (Commencement of Operations) to April 30, 2014 (Unaudited)
Payments for shares redeemed:
Investor Class	—	—	—
Trust Class	(7,223)	(13,234)	—
Institutional Class	(192,222)	(331,445)	—
Class A	(85,487)	(241,790)	—
Class C	(33,467)	(63,503)	—
Class R3	—	—	—
Class R6	(83)	(49)	—
Builder Class	—	—	—
Premier Class	—	—	—
Proceeds from shares issued in connection with the Reorganization (Note F):
Institutional Class	—	—	—
Builder Class	—	—	—
Premier Class	—	—	—
Net increase (decrease) from Fund share transactions	(29,857)	313,732	35,242
Net Increase (Decrease) in Net Assets	(13,876)	257,111	35,390
Net Assets:
Beginning of period	1,303,833	1,046,722	—
End of period	$1,289,957	$1,303,833	$35,390
Undistributed net investment income (loss) at end of period	$627	$1,773	$8
Distributions in excess of net investment income at end of period	$—	$—	$—

Notes to Financial Statements Income Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Neuberger Berman Income Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the 1933 Act. Each Fund is a separate operating series of the Trust. Each Fund (except New York Municipal Income and Unconstrained Bond) is diversified. Four Funds offer Investor Class shares, two offer Trust Class shares, nine offer Institutional Class shares, eight offer Class A shares, eight offer Class C shares, one offers Class R3 shares and three offer Class R6 shares. Short Duration High Income had no operations until September 28, 2012, other than matters relating to its organization and registration of its shares under the 1933 Act. New York Municipal Income had no operations until March 11, 2013, other than matters relating to its organization and registration of its shares as a series of the Trust under the 1933 Act. New York Municipal Income was the successor to The Empire Builder Tax Free Bond Fund (the "Predecessor Fund") pursuant to a reorganization that took place prior to March 11, 2013. The financial information prior to March 11, 2013 for the Institutional Class of New York Municipal Income is that of the Builder Class of the Predecessor Fund (see Notes F and H for more information). Unconstrained Bond had no operations until February 13, 2014, other than matters relating to its organization and registration of its shares under the 1933 Act. The Board may establish additional series or classes of shares without the approval of shareholders.

A zero balance, if any, reflects an actual amount rounding to less than $1,000.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3  Foreign currency translation: Core Bond, Floating Rate Income, High Income, Short Duration, Short Duration High Income, Strategic Income and Unconstrained Bond may invest in foreign securities denominated in foreign currencies. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars using the exchange rate as of the end of regular trading on the NYSE on business days, usually 4:00 p.m., Eastern time, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain (loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

4  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions (for each Fund) and foreign currency transactions (for Core Bond, Floating Rate Income, High Income, Short Duration, Short Duration High Income, Strategic Income and Unconstrained Bond), if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain (loss) on investments are proceeds from the settlements of class action litigation in which Core Bond, High Income, Short Duration and Strategic Income

participated as class members. The amounts of such proceeds for the six months ended April 30, 2014 were $706, $24,891, $530 and $157 for Core Bond, High Income, Short Duration and Strategic Income, respectively.

5  Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund, except Unconstrained Bond, to continue to, and the intention of Unconstrained Bond to, qualify for treatment as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

The Funds have adopted the provisions of ASC 740 "Income Taxes" ("ASC 740"). ASC 740 sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. As of April 30, 2014, the Funds did not have any unrecognized tax positions.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

As determined on October 31, 2013, permanent differences resulting primarily from different book and tax accounting were reclassified at year end. Such differences may be attributed to one or more of the following: amortization of bond premium, non-deductible 12b-1 fees, tax treatment of deflation adjustments on U.S. Treasury Inflation Protected Bonds, capital loss carryforwards expiring, paydown gains and losses, foreign currency gains and losses, return of capital distributions, and distribution redesignations. These reclassifications had no effect on net income, net asset value ("NAV") or NAV per share of each Fund. For the year ended October 31, 2013, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments
Core Bond	$—	$57,164	$(57,164)
Floating Rate Income	—	—	—
High Income	—	—	—
Municipal Intermediate Bond	—	—	—
New York Municipal Income(1)	18,682	(3,713)	(14,969)
Short Duration	(3,168,737)	573,293	2,595,444
Short Duration High Income	—	—	—
Strategic Income	—	2,164,578	(2,164,578)

(1)  For the period March 1, 2013 to October 31, 2013.

For tax purposes, distributions of short-term gains are taxable to shareholders as ordinary income.

The tax character of distributions paid during the years ended October 31, 2013 and October 31, 2012, except for New York Municipal Income (see footnotes 2, 3 and 4), was as follows:

	Distributions Paid From:
	Taxable Income				Tax-Exempt Income				Long-Term Capital Gain				Return of Capital				Total
	2013		2012		2013		2012		2013		2012		2013		2012		2013		2012
Core Bond	$8,973,868		$9,598,829		$—		$—		$2,649,482		$1,267,893		$381,734		$—		$12,005,084		$10,866,722
Floating Rate Income	17,464,260		11,325,064		—		—		—		—		—		—		17,464,260		11,325,064
High Income	228,534,877		175,342,574		—		—		3,268,594		16,394,086		—		—		231,803,471		191,736,660
Municipal Intermediate Bond	762,533		237,224		3,598,216		3,448,763		219,147		580,339		—		—		4,579,896		4,266,326
New York Municipal Income	1,039	(4)	—	(2)(3)	1,273,671	(4)	1,423,654	(2)(3)	—	(4)	—	(2)(3)	—	(4)	—	(2)(3)	1,274,710	(4)	1,423,654	(2)(3)
Short Duration	1,049,318		1,479,347		—		—		—		—		—		—		1,049,318		1,479,347
Short Duration High Income	2,691,944		71,279	(1)	—		—	(1)	—		—	(1)	—		—	(1)	2,691,944		71,279	(1)
Strategic Income	62,378,683		30,907,548		—		—		3,071,502		2,639,229		—		—		65,450,185		33,546,777

(1)  Period from September 28, 2012 (Commencement of Operations) to October 31, 2012.

(2)  Year ended February 28, 2013.

(3)  Year ended February 29, 2012. Distributions paid from tax-exempt income was $1,662,562.

(4)  Period from March 1, 2013 to October 31, 2013.

As of October 31, 2013, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Core Bond	$—	$—	$—	$(415,438)	$—	$(76,382)	$(491,820)
Floating Rate Income	172,622	—	—	4,019,533	(835,287)	(407,592)	2,949,276
High Income	32,474,151	—	50,606,349	140,234,642	—	(3,113,914)	220,201,228
Municipal Intermediate Bond	—	57,227	960,102	1,397,024	—	(57,387)	2,356,966

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
New York Municipal Income	$—	$32,608	$135,591	$818,116	$—	$(20,701)	$965,614
Short Duration	162,906	—	—	(319,305)	(15,950,521)	(10,865)	(16,117,785)
Short Duration High Income	138,471	—	—	361,603	—	(3,724)	496,350
Strategic Income	2,633,684	—	—	17,698,149	(7,036,290)	(857,660)	12,437,883

The differences between book basis and tax basis distributable earnings are primarily due to: timing differences of distribution payments, delayed settlement compensation on bank loans, timing differences of wash sales, mark to market on certain futures contract transactions, organizational expenses, capital loss carryforwards, deferral of current year straddle losses, tax treatment of deflation adjustments on U.S. Treasury Inflation Protected Bonds and amortization of bond premium/discount.

To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. The Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") became effective for the Funds on November 1, 2011 (March 1, 2011 for New York Municipal Income (which includes the Predecessor Fund) and September 28, 2012 (Commencement of Operations) for Short Duration High Income). The Act modernizes several of the federal income and excise tax provisions related to RICs. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term ("Post-Enactment"). Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character ("Pre- Enactment"). As determined at October 31, 2013, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

			Pre-Enactment
			Expiring in:
	2014	2015	2016	2017	2018	2019
Floating Rate Income	$—	$—	$—	$—	$—	$835,287
Short Duration	2,244,689	643,625	—	8,069,282	850,271	1,276,932

	Post-Enactment (No Expiration Date)
	Long-Term	Short-Term
Short Duration	$2,661,055	$204,667
Strategic Income	—	7,036,290

Post-Enactment capital loss carryforwards must be fully used before Pre-Enactment capital loss carryforwards; therefore, under certain circumstances, Pre-Enactment capital loss carryforwards available as of the report date may expire unused.

During the year ended October 31, 2013, Floating Rate Income utilized capital loss carryforwards of $51,452. During the period ended October 31, 2013, New York Municipal Income utilized capital loss carryforwards of $28,934. During the year ended October 31, 2013, Short Duration had capital loss carryforwards expire of $3,168,736.

6  Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions to shareholders are recorded on the ex-date.

7  Organization expenses: Costs incurred by Unconstrained Bond in connection with its organization, which amounted to $90,340, and are reflected in Organization expense in the Statements of Operations, have been expensed as incurred.

8  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund's expenses (other than those specific to each class) are allocated proportionally each day among the classes based upon the relative net assets of each class.

9  Dollar rolls: Core Bond, Floating Rate Income, High Income, Short Duration, Short Duration High Income, Strategic Income and Unconstrained Bond may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, a Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before this repurchase, a Fund forgoes principal and interest payments on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Fund's NAV and may be viewed as a form of leverage. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

10  When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. At the time a Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund's share price. Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

11  Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

12  Investments in foreign securities: Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

13  Derivative instruments: During the six months ended April 30, 2014, certain of the Funds' use of derivatives, as described below, was limited to centrally cleared credit default swap contracts, financial futures contracts and forward foreign currency contracts. The Funds have adopted the provisions of ASC 815 "Derivatives and Hedging" ("ASC 815"). The disclosure requirements of ASC 815 distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Credit default swap contracts: During the period ended April 30, 2014, Unconstrained Bond entered into credit default swaps for economic hedging purposes, including as a maturity or duration management device. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation of the swap. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the centrally clearing party daily. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in the table below.

Certain clearinghouses currently offer clearing for limited types of derivative transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund's exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. For the period ended April 30, 2014, only the credit default swap in Unconstrained Bond was centrally cleared.

At April 30, 2014, Unconstrained Bond had outstanding centrally cleared credit default swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts — Buy Protection

Swap Counterparty	Reference Entity	Notional Amount(1)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Total Fair Value
ICE Clear Credit	Markit CDX North America Investment Grade Index	$2,800,000	1.00%	December 20, 2018	$(55,562)	$45,992	$(9,570)	$(3,267)	$(12,837)
Total					$(55,562)	$45,992	$(9,570)	$(3,267)	$(12,837)

*  The contract annual fixed rate represents the annual fixed rate of interest paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)  The notional amount at period end is indicative of the volume throughout the period.

Financial futures contracts: During the six months ended April 30, 2014, Floating Rate Income, High Income, Municipal Intermediate Bond, New York Municipal Income, Short Duration and Short Duration High Income did not enter into any financial futures contracts. During the six months ended April 30, 2014, Core Bond, Strategic Income and Unconstrained Bond entered into financial futures contracts for economic hedging purposes, including as a maturity or duration management device.

At the time a Fund enters into a financial futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the financial futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.

Although some financial futures contracts by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange's clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.

For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause that Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund's taxable income.

At April 30, 2014, open positions in financial futures contracts were:

Fund	Expiration	Open Contracts	Position	Unrealized Appreciation Depreciation)
Core Bond	June 2014	35 U.S. Treasury Note, 2 Year	Short	$(1,763)
Core Bond	June 2014	21 U.S. Treasury Bond, Ultra Long	Short	(113,509)
Core Bond	June 2014	105 U.S. Treasury Note, 10 Year	Short	(17,556)
Core Bond	June 2014	300 U.S. Treasury Note, 5 Year	Short	66,718
Core Bond	June 2014	18 U.S. Treasury Long Bond	Short	(50,296)
Core Bond	June 2014	17 New Zealand Bank Bill, 3 Month	Long	(18,503)
Core Bond	December 2016	80 Sterling Interest Rate, 90 Day	Long	(32,718)
Core Bond	December 2016	48 Eurodollar, 90 Day	Long	(29,615)
Total				$(197,242)
Strategic Income	June 2014	380 Mini Japanese , 10 Year	Short	$(36,435)
Strategic Income	June 2014	125 Euro-Buxl Bond, 30 Year	Short	(467,719)
Strategic Income	June 2014	150 U.S. Treasury Note, 2 Year	Short	(7,556)
Strategic Income	June 2014	65 Australian Dollar	Short	(232,622)
Strategic Income	June 2014	235 Euro Currency	Short	(13,735)
Strategic Income	June 2014	189 New Zealand Dollar	Short	(372,103)
Strategic Income	June 2014	214 U.S. Treasury Bond, Ultra Long	Short	(1,156,715)
Strategic Income	June 2014	1,217 U.S. Treasury Note, 5 Year	Short	270,655
Strategic Income	June 2014	2,103 U.S. Treasury Note, 10 Year	Short	(490,361)
Strategic Income	June 2014	157 Euro/Japanese Yen Currency, 90 Day	Long	(7,347)
Strategic Income	June 2014	105 New Zealand Bank Bill, 3 Month	Long	(8,919)
Strategic Income	June 2014	185 U.S. Treasury Long Bond	Long	(50,211)
Strategic Income	December 2014	68 Euribor Interest Rate, 3 Month	Long	10,363
Strategic Income	December 2016	489 Sterling Interest Rate, 90 Day	Long	3,707
Strategic Income	December 2016	287 Eurodollar, 90 Day	Long	(107,654)
Total				$(2,666,652)
Unconstrained Bond	June 2014	59 Canadian Treasury Bond, 10 Year	Short	$(62,254)
Unconstrained Bond	June 2014	17 Euro-Buxl Bond, 30 Year	Short	(55,226)
Unconstrained Bond	June 2014	15 Euro-Bund	Short	(27,114)
Unconstrained Bond	June 2014	1UK Long Gilt Bond	Short	(2,906)
Unconstrained Bond	June 2014	77 Mini Japanese, 10 Year	Short	(4,222)
Unconstrained Bond	June 2014	24 U.S. Treasury Note, 2 Year	Short	(984)
Unconstrained Bond	June 2014	31 U.S. Treasury Note, 5 Year	Short	6,938
Unconstrained Bond	June 2014	33 U.S. Treasury Note, 10 Year	Short	(3,548)
Unconstrained Bond	June 2014	6 U.S. Treasury Long Bond	Short	(15,600)
Unconstrained Bond	June 2014	2 New Zealand Bank Bill, 3 Month	Long	(5)
Unconstrained Bond	December 2016	14 Sterling Interest Rate, 90 Day	Long	1,018
Total				$(163,903)

During the six months ended April 30, 2014, the average notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$51,488,877	$(61,100,170)
Strategic Income	$352,759,035	$(652,317,946)
Unconstrained Bond	$4,562,152	$(38,489,618)

At April 30, 2014, the notional value of financial futures contracts was:

	Long Positions	Short Positions
Core Bond	$42,752,627	$(62,117,641)
Strategic Income	$347,489,889	$(611,186,579)
Unconstrained Bond	$4,594,028	$(38,151,576)

At April 30, 2014, the Funds had deposited the following in segregated accounts to cover margin requirements on open financial futures contracts:

Core Bond	$566,468
Strategic Income	$6,617,234
Unconstrained Bond	$420,612

Forward foreign currency contracts: During the period ended April 30, 2014, Unconstrained Bond entered into forward foreign currency contracts ("forward contracts") for economic hedging purposes, including as a maturity or duration management device.

A forward contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward contract fluctuates with changes in forward currency exchange rates. Forward contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward contract or enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain (loss) from forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund's Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

At April 30, 2014, open forward contracts for Unconstrained Bond were as follows:

Contracts Received		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
251,385	Australian Dollar	$230,671	Royal Bank of Canada	07/10/14	$1,764
193,012	Australian Dollar	179,175	Societe Generale	07/10/14	(713)
62,568	Australian Dollar	58,305	Royal Bank of Canada	07/10/14	(453)
215,995	Australian Dollar	202,647	State Street Bank London	07/10/14	(2,933)
127,514	Australian Dollar	119,092	State Street Bank London	07/10/14	(1,190)
421,771	Australian Dollar	388,922	Societe Generale	07/10/14	1,055
22,210	Australian Dollar	20,498	Royal Bank of Canada	07/10/14	37
24,989	Canadian Dollar	22,628	Royal Bank of Canada	07/10/14	134

Contracts Received		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
105,426	Canadian Dollar	$95,862	Royal Bank of Canada	07/10/14	$167
179,846	Canadian Dollar	164,035	Royal Bank of Canada	07/10/14	(220)
131,369	Canadian Dollar	119,271	Royal Bank of Canada	07/10/14	388
126,997	Canadian Dollar	114,996	Societe Generale	07/10/14	681
161,378	Canadian Dollar	146,769	State Street Bank London	07/10/14	224
740,000	Euro Currency	1,018,540	Societe Generale	07/10/14	7,933
68,448	Euro Currency	94,356	State Street Bank London	07/10/14	590
310,517	Euro Currency	424,852	State Street Bank London	07/10/14	5,873
319.536	Euro Currency	438,175	State Street Bank London	07/10/14	5,062
79,793	Euro Currency	108,446	Societe Generale	07/10/14	850
2,131,382	Japanese Yen	20,563	State Street Bank London	07/10/14	293
9,650,759	Japanese Yen	92,877	Societe Generale	07/10/14	1,559
10,967,400	Japanese Yen	108,000	State Street Bank London	07/10/14	(680)
12,636,553	Japanese Yen	124,179	Royal Bank of Canada	07/10/14	(526)
14,553,968	Japanese Yen	141,843	Societe Generale	07/10/14	573
186,046	Norwegian Krone	31,051	Societe Generale	07/10/14	164
1,286,931	Norwegian Krone	213,954	Royal Bank of Canada	07/10/14	1,970
2,837,484	Norwegian Krone	471,343	State Street Bank London	07/10/14	4,735
1,804,147	Norwegian Krone	301,064	Societe Generale	07/10/14	1,639
452,216	Norwegian Krone	75,723	State Street Bank London	07/10/14	151
423,282	Norwegian Krone	70,853	Societe Generale	07/10/14	166
806,822	Norwegian Krone	134,192	Societe Generale	07/10/14	1,177
419,755	New Zealand Dollar	356,712	State Street Bank London	07/10/14	3,127
143,506	New Zealand Dollar	121,659	Royal Bank of Canada	07/10/14	1,364
71,028	New Zealand Dollar	61,278	Royal Bank of Canada	07/10/14	(389)
449,467	New Zealand Dollar	390,003	State Street Bank London	07/10/14	(4,692)
302,766	New Zealand Dollar	258,665	Societe Generale	07/10/14	884
420,207	New Zealand Dollar	356,519	Societe Generale	07/10/14	3,708
66,961	New Zealand Dollar	56,810	State Street Bank London	07/10/14	593
228,780	Pound Sterling	379,299	Societe Generale	07/10/14	6,766
1,788,594	Pound Sterling	2,963,414	Societe Generale	07/10/14	54,829
69,388	Pound Sterling	116,458	Societe Generale	07/10/14	634
65,765	Pound Sterling	110,544	Societe Generale	07/10/14	435
3,969	Pound Sterling	6,655	Societe Generale	07/10/14	43
346,030	Pound Sterling	582,402	Societe Generale	07/10/14	1,522
5,325	Pound Sterling	8,943	State Street Bank London	07/10/14	42
65,491	Pound Sterling	109,993	State Street Bank London	07/10/14	522
52,677	Pound Sterling	88,526	Royal Bank of Canada	07/10/14	367
2,505,638	Swedish Krona	387,115	State Street Bank London	07/10/14	(2,197)
897,330	Swedish Krona	137,724	Societe Generale	07/10/14	125
129,774	Swedish Krona	19,834	Royal Bank of Canada	07/10/14	102
361,300	Swedish Krona	55,127	State Street Bank London	07/10/14	377
452,378	Swedish Krona	69,255	Royal Bank of Canada	07/10/14	240
896,268	Swedish Krona	137,198	State Street Bank London	07/10/14	487
602,182	Swedish Krona	91,882	State Street Bank London	07/10/14	625
541,423	Swedish Krona	82,226	Royal Bank of Canada	07/10/14	948

Contracts Received		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
2,066,211	Swedish Krona	$314,612	Royal Bank of Canada	07/10/14	$2,801
446,562	Swiss Franc	501,646	Royal Bank of Canada	07/10/14	6,020
74,888	Swiss Franc	84,139	State Street Bank London	07/10/14	996
30,868	Swiss Franc	35,221	State Street Bank London	07/10/14	(130)
42,412	Swiss Franc	48,195	State Street Bank London	07/10/14	20
Total					$110,639
Contracts Delivered		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
34,853	Australian Dollar	$32,033	State Street Bank London	07/10/14	$(192)
238,489	Australian Dollar	219,953	Societe Generale	07/10/14	(559)
890,558	Australian Dollar	822,983	Societe Generale	07/10/14	(444)
1,584,782	Australian Dollar	1,464,529	Societe Generale	07/10/14	(790)
250,251	Australian Dollar	230,869	State Street Bank London	07/10/14	(518)
123,170	Australian Dollar	115,025	Royal Bank of Canada	07/10/14	1,139
230,243	Australian Dollar	214,028	Societe Generale	07/10/14	1,140
62,097	Australian Dollar	57,820	Societe Generale	07/10/14	404
63,640	Australian Dollar	58,729	State Street Bank London	07/10/14	(114)
130,118	Australian Dollar	119,951	State Street Bank London	07/10/14	(359)
300,981	Canadian Dollar	272,652	State Street Bank London	07/10/14	(1,500)
88,098	Canadian Dollar	80,118	State Street Bank London	07/10/14	(127)
150,853	Canadian Dollar	136,436	Societe Generale	07/10/14	(970)
80,296	Euro Currency	110,502	Societe Generale	07/10/14	(879)
36,597	Euro Currency	50,189	Royal Bank of Canada	07/10/14	(576)
626,130	Euro Currency	856,678	State Street Bank London	07/10/14	(11,843)
65,532	Euro Currency	89,662	State Street Bank London	07/10/14	(1,240)
3,154,337	Euro Currency	4,315,795	State Street Bank London	07/10/14	(59,665)
43,312	Euro Currency	59,707	Royal Bank of Canada	07/10/14	(373)
30,045	Euro Currency	41,627	State Street Bank London	07/10/14	(49)
385,226	Euro Currency	535,197	Societe Generale	07/10/14	840
33,830	Euro Currency	46,841	State Street Bank London	07/10/14	(85)
87,269	Euro Currency	120,415	Royal Bank of Canada	07/10/14	(638)
122,271	Euro Currency	169,213	Societe Generale	07/10/14	(392)
38,625	Euro Currency	53,265	Societe Generale	07/10/14	(313)
265,691	Euro Currency	368,294	Societe Generale	07/10/14	(252)
51,342	Euro Currency	71,142	State Street Bank London	07/10/14	(76)
91,388	Euro Currency	126,304	Royal Bank of Canada	07/10/14	(462)
39,919,278	Japanese Yen	386,059	Royal Bank of Canada	07/10/14	(4,565)
32,331,088	Japanese Yen	313,473	State Street Bank London	07/10/14	(2,899)
8,245,485	Japanese Yen	80,414	Royal Bank of Canada	07/10/14	(271)
9,142,094	Mexican Peso	698,030	Societe Generale	07/10/14	2,967
280,806	Mexican Peso	21,493	State Street Bank London	07/10/14	144
1,434,087	Norwegian Krone	239,634	State Street Bank London	07/10/14	(980)
537,454	Norwegian Krone	89,710	Royal Bank of Canada	07/10/14	(465)
1,694,435	Norwegian Krone	284,265	State Street Bank London	07/10/14	(30)

Contracts Delivered		In Exchange For	Counterparty	Settlement Date	Net Unrealized Appreciation (Depreciation)
814,40	Norwegian Krone	$136,006	Royal Bank of Canada	07/10/14	$(635)
132,887	New Zealand Dollar	112,500	Societe Generale	07/10/14	(1,419)
141,224	New Zealand Dollar	120,379	Societe Generale	07/10/14	(687)
3,467,617	New Zealand Dollar	2,958,016	Societe Generale	07/10/14	(14,634)
1,369,768	New Zealand Dollar	1,168,467	Societe Generale	07/10/14	(5,781)
144,892	New Zealand Dollar	123,738	State Street Bank London	07/10/14	(472)
106,257	New Zealand Dollar	91,489	Societe Generale	07/10/14	399
197,596	New Zealand Dollar	169,757	Royal Bank of Canada	07/10/14	366
96,384	New Zealand Dollar	82,360	Societe Generale	07/10/14	(266)
224,098	New Zealand Dollar	190,517	Royal Bank of Canada	07/10/14	(1,593)
183,754	Pound Sterling	305,615	State Street Bank London	07/10/14	(4,469)
47,420	Pound Sterling	78,603	Societe Generale	07/10/14	(1,418)
225,300	Pound Sterling	373,428	Royal Bank of Canada	07/10/14	(6,764)
1,307,731	Pound Sterling	2,166,701	Societe Generale	07/10/14	(40,088)
72,125	Pound Sterling	119,468	State Street Bank London	07/10/14	(2,243)
7,936	Pound Sterling	13,180	Societe Generale	07/10/14	(213)
102,173	Pound Sterling	170,593	Societe Generale	07/10/14	(1,823)
175,379	Pound Sterling	294,093	State Street Bank London	07/10/14	(1,858)
8,414	Pound Sterling	14,073	Societe Generale	07/10/14	(126)
155,134	Pound Sterling	259,369	State Street Bank London	07/10/14	(2,419)
97,475	Pound Sterling	162,900	Royal Bank of Canada	07/10/14	(1,588)
3,044	Pound Sterling	5,112	Societe Generale	07/10/14	(24)
8,082	Pound Sterling	13,603	Societe Generale	07/10/14	(36)
4,255,501	Swedish Krona	648,910	Societe Generale	07/10/14	(4,823)
1,025,030	Swedish Krona	157,199	Societe Generale	07/10/14	(267)
3,153,611	Swedish Krona	482,361	Societe Generale	07/10/14	(2,099)
384,724	Swedish Krona	58,784	State Street Bank London	07/10/14	(318)
155,114	Swiss Franc	175,518	State Street Bank London	07/10/14	(821)
24,220	Swiss Franc	27,310	Societe Generale	07/10/14	(224)
467,857	Swiss Franc	524,705	Societe Generale	07/10/14	(7,170)
2,973,210	Swiss Franc	3,333,718	Royal Bank of Canada	07/10/14	(46,323)
131,859	Swiss Franc	149,181	Royal Bank of Canada	07/10/14	(721)
					$(235,549)

For the period ended April 30, 2014, Unconstrained Bond's investment in forward contracts had an average value of $45,211,415.

At April 30, 2014, the Funds had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

Asset Derivatives

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk	Currency Risk	Total
Core Bond
Futures Contracts	Receivable/Payable for variation margin on futures contracts(1)	$66,718	$—	$—	$66,718
Total Value—Assets		$66,718	$—	$—	$66,718
Strategic Income
Futures Contracts	Receivable/Payable for variation margin on futures contracts(1)	$284,725	$—	$—	$284,725
Total Value—Assets		$284,725	$—	$—	$284,725
Unconstrained Bond
Swap Contracts	Receivable/Payable for variation margin on open credit default swap contracts(2)	$—	$—	$—	$—
Futures Contracts	Receivable/Payable for variation margin on futures contracts(1)	7,956	—	—	7,956
Forward Contracts	Receivable for open forward foreign currency contracts	—	—	132,161	132,161
Total Value—Assets		$7,956	$—	$132,161	$140,117

Liability Derivatives

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk	Currency Risk	Total
Core Bond
Futures Contracts	Receivable/Payable for variation margin on futures contracts(1)	$(263,960)	$—	$—	$(263,960)
Total Value—Liabilities		$(263,960)	$—	$—	$(263,960)
Strategic Income
Futures Contracts	Receivable/Payable for variation margin on futures contracts(1)	$(2,332,917)	$—	$(618,460)	$(2,951,377)
Total Value—Liabilities		$(2,332,917)	$—	$(618,460)	$(2,951,377)

Derivative Type	Statements of Assets and Liabilities Location	Interest Rate Risk	Credit Risk	Currency Risk	Total
Unconstrained Bond
Swap Contracts	Receivable/Payable for variation margin on open credit default swap contracts(2)	$—	$(12,837)	$—	$(12,837)
Futures Contracts	Receivable/Payable for variation margin on futures contracts(1)	(171,859)	—	—	(171,859)
Forward Contracts	Payable for open forward foreign currency contracts	—	—	(257,071)	(257,071)
Total Value—Liabilities		$(171,859)	$(12,837)	$(257,071)	$(441,767)

(1)  "Futures Contracts" reflects the cumulative appreciation (depreciation) of futures contracts as of April 30, 2014, which is reflected in the Statements of Assets and Liabilities under the caption "Net unrealized appreciation (depreciation) in value of investments." The outstanding variation margin as of April 30, 2014, if any, is reflected in the Statements of Assets and Liabilities under the caption "Receivable/Payable for variation margin on futures contracts."

(2)  Amount represents cumulative unrealized appreciation or (depreciation). Only the current day's variation margin on credit default swap contracts is reported within the Statements of Assets and Liabilities as "Receivable/Payable for variation margin on open credit default swap contracts."

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2014, was as follows:

Realized Gain (Loss)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Credit Risk	Currency Risk	Total
Core Bond
Futures Contracts	Net realized gain (loss) on: financial futures contracts	$(1,020,983)	$—	$—	$(1,020,983)
Total Realized Gain (Loss)		$(1,020,983)	$—	$—	$(1,020,983)
Strategic Income
Futures Contracts	Net realized gain (loss) on: financial futures contracts	$(12,657,862)	$—	$(1,524,401)	$(14,182,263)
Total Realized Gain (Loss)		$(12,657,862)	$—	$(1,524,401)	$(14,182,263)
Unconstrained Bond
Swap Contracts	Net realized gain (loss) on: swap contracts	$—	$(2,644)	$—	$(2,644)
Futures Contracts	Net realized gain (loss) on: financial futures contracts	(147,420)	—	—	(147,420)
Forward Contracts	Net realized gain (loss) on: forward foreign currency contracts	—	—	(196,352)	(196,352)
Total Realized Gain (Loss)		$(147,420)	$(2,644)	$(196,352)	$(346,416)

Change in Appreciation (Depreciation)

Derivative Type	Statements of Operations Location	Interest Rate Risk	Credit Risk	Currency Risk	Total
Core Bond
Futures Contracts	Change in net unrealized appreciation (depreciation) in value of: financial futures contracts	$788,254	$—	$—	$788,254
Total Change in Appreciation (Depreciation)		$788,254	$—	$—	$788,254
Strategic Income
Futures Contracts	Change in net unrealized appreciation (depreciation) in value of: financial futures contracts	$9,609,831	$—	$169,699	$9,779,530
Total Change in Appreciation (Depreciation)		$9,609,831	$—	$169,699	$9,779,530
Unconstrained Bond
Swap Contracts	Change in net unrealized appreciation (depreciation) in value of: swap contracts	$—	$(12,837)	$—	$(12,837)
Futures Contracts	Change in net unrealized appreciation (depreciation) in value of: financial futures contracts	(163,903)	—	—	(163,903)
Forward Contracts	Change in net unrealized appreciation (depreciation) in value of: forward foreign currency contracts	—	—	(124,910)	(124,910)
Total Change in Appreciation (Depreciation)		$(163,903)	$(12,837)	$(124,910)	$(301,650)

Management has concluded that the Funds, except Core Bond, Strategic Income and Unconstrained Bond, did not hold any derivative instruments during the six months ended April 30, 2014 that require additional disclosures pursuant to ASC 815.

During the current reporting period, the Funds adopted the provisions of Accounting Standards Update 2011-11 Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"). ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Pursuant to ASU 2011-11, an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. ASU 2011-11 is applicable only to Unconstrained Bond at April 30, 2014. Unconstrained Bond's derivative assets and liabilities at fair value by type are reported gross in the Statements of Assets and Liabilities. The following tables present Unconstrained Bond's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by Unconstrained Bond for assets and pledged by Unconstrained Bond for liabilities as of April 30, 2014.

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented in the Statements of Assets and Liabilities
Forward Contracts	$132,161	$—	$132,161
Total	$132,161	$—	$132,161

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount(b)
Royal Bank of Canada	$17,807	$(17,807)	$—	$—
Societe Generale	90,493	(86,410)	—	4,083
State Street Bank London	23,861	(23,861)	—	—
Total	$132,161	$(128,078)	$—	$4,083

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Forward Contracts	$(257,071)	$—	$(257,071)
Total	$(257,071)	$—	$(257,071)

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount(c)
Royal Bank of Canada	$(66,562)	$17,807	$—	$(48,755)
Societe Generale	(86,410)	86,410	—	—
State Street Bank London	(104,099)	23,861	—	(80,238)
Total	$(257,071)	$128,078	$—	$(128,993)

(a)  Cash collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.

(b)  Net Amount represents amounts subject to loss as of April 30, 2014, in the event of a counterparty failure.

(c)  Net Amount represents amounts under-collateralized by Unconstrained Bond to each counterparty as of April 30, 2014.

14  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

15  Transactions with other funds managed by Neuberger Berman Management LLC: Neuberger Berman Income Funds and Management have obtained an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Funds to invest in both affiliated and unaffiliated investment companies, including exchange-traded funds, in excess of the limits in Section 12(d)(1)(A) of the 1940 Act, as amended, subject to the terms and conditions of such order. Through April 30, 2014, Strategic Income invested in Neuberger Berman Emerging Markets Debt Fund (formerly, Neuberger Berman Emerging Markets Income Fund) (an "Underlying Fund") (See Note G).

For Strategic Income's investment in the Underlying Fund, Management waived a portion of its management fee equal to the management fee it received from the Underlying Fund on those assets (the "Arrangement"). For the six months ended April 30, 2014, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Investment management fees waived." For the six months ended April 30, 2014, income earned under this Arrangement on Strategic Income's investments is reflected in the Statements of Operations under the caption "Dividend income-affiliated issuers." For the six months ended April 30, 2014, management fees waived and income earned under this Arrangement on Strategic Income's investments in the Underlying Fund were as follows:

	Management Fees Waived	Income Earned
Strategic Income	$288,037	$3,100,085

16  Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, Core Bond, Municipal Intermediate Bond, New York Municipal Income (as of March 11, 2013) and Short Duration each pays Management a fee at the annual rate of 0.25% of the first $500 million of that Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Accordingly, for the period ended April 30, 2014, the fee pursuant to the Management Agreement was equivalent to an annual effective rate of 0.25%, 0.25% , 0.25% and 0.25% of Core Bond's, Municipal Intermediate Bond's, New York Municipal Income's and Short Duration's average daily net assets, respectively. For such investment management services, Floating Rate Income, High Income, Short Duration High Income, Strategic Income and Unconstrained Bond each pays Management a fee at the annual rate of 0.50%, 0.48%, 0.45%, 0.55% (0.50% after management fee waiver (see Note A-15) and 0.60%, respectively, of its average daily net assets.

Prior to March 11, 2013, New York Municipal Income's Predecessor Fund retained Glickenhaus & Co. (the "prior Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the prior Adviser received a fee, accrued daily and paid monthly, at an annual rate of 0.40% of the first $100 million of average daily net assets and 0.3333% of such assets in excess of $100 million. The prior Adviser had agreed to a reduction of its advisory fees to the extent that the Predecessor Fund's total expenses, including the advisory fees, exceeded 1.50% per annum of the Predecessor Fund's average daily net assets. For the period prior to March 11, 2013, there was no reduction of advisory fees pursuant to this agreement.

Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.06% of its average daily net assets under this agreement. In addition, Investor Class, Class A, Class C and Class R3 of each Fund that offers those classes pays Management an administration fee at the annual rate of 0.21% of its average daily net assets, Trust Class of each of Short Duration and Strategic Income pays Management an administration fee at the annual rate of 0.44% and 0.34%, respectively, of its average daily net assets, Institutional Class of each Fund (as of March 11, 2013 for New York Municipal Income) that offers that class pays Management an administration fee at the annual rate of 0.09% of its average daily net assets and Class R6 of each of High Income, Strategic Income and Unconstrained Bond pays Management an administrative fee at the annual rate of 0.02% of its average daily net assets, under this agreement.

Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Prior to March 11, 2013, New York Municipal Income's Predecessor Fund retained Ultimus Fund Solutions, LLC ("Ultimus") as its administrator under an Administration Agreement. For the performance of these administrative services, the Predecessor Fund paid Ultimus a fee at the annual rate of 0.10% of the average value of its daily net assets up to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee was $5,000 per month.

Prior to March 11, 2013, under the terms of a Fund Accounting Agreement with New York Municipal Income's Predecessor Fund, Ultimus provided the Fund with accounting and pricing services. For calculating daily net asset value per share and maintaining such books and records as was necessary to enable Ultimus to perform its duties, the Predecessor Fund paid Ultimus a base fee of $3,000 per month, plus an asset-based fee at the annual rate of 0.01% of the average value of its daily net assets up to $500 million and 0.005% of such assets in excess of $500 million.

Prior to March 11, 2013, under the terms of a Transfer Agent and Shareholder Services Agreement with New York Municipal Income's Predecessor Fund, Ultimus served as transfer agent and shareholder services agent for the Predecessor Fund.

Prior to March 11, 2013, under the terms of a Compliance Consulting Agreement between New York Municipal Income's Predecessor Fund and Ultimus (the "Compliance Agreement"), Ultimus made available an individual to serve as the Predecessor Fund's Chief Compliance Officer ("CCO"). Under the Compliance Agreement, Ultimus also provided infrastructure and support in implementing the written policies and procedures comprising the Predecessor Fund's compliance program, including supporting services to the CCO.

Management has contractually agreed to waive current payment of fees and/or reimburse certain expenses of the Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings apply to a Fund's direct expenses and exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales, if any; consequently, net expenses may exceed the contractual expense limitations. Each Fund has agreed that each of its respective classes will repay Management for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class's annual operating expenses to exceed its contractual expense limitation in place at the time the fees were waived or reimbursed. Any such repayment must be made within three years after the year in which Management incurred the expense.

During the six months ended April 30, 2014, there was no repayment to Management under these agreements.

At April 30, 2014, contingent liabilities to Management under the agreements were as follows:

				Expenses Reimbursed in Fiscal Period Ending, October 31,
				2011	2012		2013		2014
				Subject to Repayment Until October 31,
Class	Contractual Expense Limitation(1)		Expiration	2014	2015		2016		2017
Core Bond Investor Class	0.85%		10/31/21	$29,269	$27,514		$35,806		$16,647
Core Bond Institutional Class	0.45%		10/31/21	134,496	154,024		298,036		134,503
Core Bond Class A	0.85%		10/31/21	16,514	26,508		61,747		25,711
Core Bond Class C	1.60%		10/31/21	2,434	6,318		9,196		3,754
Floating Rate Income Institutional Class	0.70%		10/31/17	358,055	374,906		367,105		187,024
Floating Rate Income Class A	1.07%		10/31/21	54,980	58,121		63,435		27,826
Floating Rate Income Class C	1.82%		10/31/21	11,494	21,016		34,681		21,636
High Income Investor Class	1.00%		10/31/17	—	—		—		—
High Income Institutional Class	0.75%		10/31/17	—	—		—		—
High Income Class A	1.12%		10/31/17	—	—		—		—
High Income Class C	1.87%		10/31/17	—	—		—		—
High Income Class R3	1.37%		10/31/17	—	—		—		—
High Income Class R6	0.68%		10/31/17	—	—		—	(4)	—
Municipal Intermediate Bond Investor Class	0.65%		10/31/17	364,558	93,905		36,412		15,978
Municipal Intermediate Bond Institutional Class	0.50%		10/31/17	11,099	179,948		220,175		110,025
Municipal Intermediate Bond Class A	0.87%		10/31/17	1,607	4,964		9,915		4,767
Municipal Intermediate Bond Class C	1.62%		10/31/17	1,310	3,645		3,722		1,679
New York Municipal Income Institutional Class	1.00%		10/31/17	—	—		—	(5)	—
Short Duration Investor Class	0.70%		10/31/17	256,301	194,144		172,377		75,019
Short Duration Trust Class	0.80%		10/31/17	43,741	31,215		25,172		9,833
Short Duration Institutional Class	0.50%		10/31/17	55,445	72,550		105,939		45,963
Short Duration Class A	0.87%		10/31/17	2,715	4,577		19,994		16,148
Short Duration Class C	1.62%		10/31/17	2,242	6,131		8,495		5,836
Short Duration High Income Institutional Class	0.75	%(3)	10/31/17	—	177,932	(2)	264,663		87,128
Short Duration High Income Class A	1.12	%(3)	10/31/17	—	382	(2)	3,831		1,416
Short Duration High Income Class C	1.87	%(3)	10/31/17	—	242	(2)	1,999		234
Strategic Income Trust Class	1.10%		10/31/17	28,723	21,192		25,620		13,917
Strategic Income Institutional Class	0.75%		10/31/21	219,304	285,110		418,813		195,620
Strategic Income Class A	1.15%		10/31/21	259,854	211,303		194,057		74,522
Strategic Income Class C	1.85%		10/31/21	184,718	176,962		185,562		76,550
Strategic Income Class R6	0.68%		10/31/17	—	—		4,189	(4)	10,048
Unconstrained Bond Institutional Class	0.85	%(3)	10/31/17	—	—		—		90,978 (6)

				Expenses Reimbursed in Fiscal Period Ending, October 31,
				2011	2012	2013	2014
				Subject to Repayment Until October 31,
Class	Contractual Expense Limitation(1)		Expiration	2014	2015	2016	2017
Unconstrained Bond Class A	1.22	%(3)	10/31/17	—	—	—	32,470	(6)
Unconstrained Bond Class C	1.97	%(3)	10/31/17	—	—	—	5,416	(6)
Unconstrained Bond Class R6	0.82	%(3)	10/31/17	—	—	—	32,227	(6)

(1)  Expense limitation per annum of the respective class's average daily net assets.

(2)  Period from September 28, 2012 to October 31, 2012.

(3)  In addition, Management voluntarily waived its fees as necessary to maintain a minimum yield for Short Duration High Income from September 28, 2012 (Commencement of Operations) to October 2, 2012. For the period ended October 31, 2012, voluntary reimbursements for the Institutional Class, Class A and Class C of Short Duration High Income amounted to $935, $5 and $8, respectively. In addition, Management voluntarily waived its fees as necessary to maintain a minimum yield for Unconstrained Bond from February 13, 2014 (Commencement of Operations) to February 18, 2014. For the period ended April 30, 2014, voluntary reimbursements for the Institutional Class, Class A, Class C and Class R6 of Unconstrained Bond amounted to $2,303, $1,180, $292 and $739, respectively. These amounts are not subject to recovery by Management. These undertakings were in addition to the contractual undertakings as stated above.

(4)  Period from March 15, 2013 to October 31, 2013.

(5)  Period from March 11, 2013 to October 31, 2013.

(6)  Period from February 13, 2014 to April 30, 2014.

Neuberger Berman Fixed Income LLC ("NBFI"), as the sub-adviser to High Income, Municipal Intermediate Bond, Short Duration and Strategic Income, is retained by Management to furnish it with investment recommendations, research information and related services without added cost to each Fund it sub-advises. NBFI, as the sub-adviser to Core Bond, Floating Rate Income, New York Municipal Income, Short Duration High Income and Unconstrained Bond, is retained by Management to provide day-to-day investment management services and receives a monthly fee paid by Management. As investment manager, Management is responsible for overseeing the investment activities of NBFI. Several individuals who are officers and/or Trustees of the Trust are also employees of NBFI and/or Management.

Prior to March 11, 2013, certain officers and Trustees of New York Municipal Income's Predecessor Fund were affiliated with the prior Adviser or Ultimus. Except as disclosed above in connection with the Compliance Agreement, such officers and Trustees received no compensation from the Fund for serving in their respective roles. Each of the four non-interested Trustees who served on New York Municipal Income's Predecessor Fund's Board were paid a retainer of $2,600 per quarter and an additional $900 fee for each Board meeting attended, plus reimbursement for certain expenses. The non-interested Trustees who served on committees of the Board received an additional fee of $750 for attendance at each committee meeting held on a day other than a regular quarterly Board meeting. Prior to March 6, 2012, the quarterly retainer paid to each Trustee was $2,100.

Each Fund also has a distribution agreement with Management with respect to each class of shares. Management acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below for Class A and Class C shares, and bears advertising and promotion expenses.

However, Management receives fees from Core Bond's Investor Class, Strategic Income's Trust Class, High Income's Class R3, and each Fund's Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, Management's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, Management receives from each of these respective classes a fee at the annual rate of 0.25% of Core Bond Investor Class', Core Bond Class A's, Floating Rate Income Class A's, High Income Class A's, Municipal Intermediate Bond Class A's, Short Duration Class A's, Short Duration High Income Class A's, Strategic Income Class A's and Unconstrained Bond Class A's average daily net assets; 0.10% of Strategic Income Trust Class' average daily net assets; 0.50% of High Income Class R3's average daily net assets; and 1.00% of Core Bond Class C's, Floating Rate Income Class C's, High Income Class C's, Municipal Intermediate Bond Class C's, Short Duration Class C's, Short Duration High Income Class C's, Strategic Income Class C's and Unconstrained Bond Class C's average daily net assets. Management receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

Class A shares of each Fund (except Short Duration) are generally sold with an initial sales charge of up to 4.25%. Class A shares of Short Duration are generally sold with an initial sales charge of up to 2.50% (4.25% prior to June 15, 2011). Class A shares of each Fund are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.

For the six months ended April 30, 2014, Management, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charges	CDSC	Net Initial Sales Charges	CDSC
Core Bond Class A	$824	$4,924	$—	$—
Core Bond Class C	—	862	—	—
Floating Rate Income Class A	3,146	4,725	—	—
Floating Rate Income Class C	—	1,735	—	—
High Income Class A	4,865	736	—	—
High Income Class C	—	1,542	—	—
Municipal Intermediate Bond Class A	1,451	—	—	—
Municipal Intermediate Bond Class C	—	6,354	—	—
Short Duration Class A	56	489	—	—
Short Duration Class C	—	2,946	—	—
Short Duration High Income Class A	463	—	—	—
Short Duration High Income Class C	—	—	—	—
Strategic Income Class A	3,173	331	—	—
Strategic Income Class C	—	7,873	—	—
Unconstrained Bond Class A	—	—	—	—
Unconstrained Bond Class C	—	—	—	—

Note C—Securities Transactions:

Cost of purchases and proceeds of sales and maturities of long-term securities (excluding swap contracts, forward foreign currency contracts and financial futures contracts) for the six months ended April 30, 2014, were as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
Core Bond	$298,874,654	$60,149,897	$310,801,310	$72,113,160
Floating Rate Income	—	241,887,683	—	198,966,942
High Income	—	1,176,212,910	—	934,908,531
Municipal Intermediate Bond	—	44,062,200	—	50,377,721
New York Municipal Income	—	21,156,130	—	22,623,295
Short Duration	9,711,248	14,622,003	13,356,149	13,838,762
Short Duration High Income	—	107,866,739	—	34,838,271
Strategic Income	2,538,549,602	551,426,462	2,606,897,069	593,622,457
Unconstrained Bond	1,620,040	44,139,321	1,016,503	15,475,697

Note D—Fund Share Transactions:

Share activity for the six months ended April 30, 2014 and for the year ended October 31, 2013 was as follows:

	For the Six Months Ended April 30, 2014				For the Year Ended October 31, 2013
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Issued in Connection with Reorganization (Note F)	Shares Redeemed	Total
Core Bond:
Investor Class	86	13	(124)	(25)	157	60	—	(383)	(166)
Institutional Class	1,505	149	(2,654)	(1,000)	3,187	779	—	(7,776)	(3,810)
Class A	520	30	(509)	41	1,939	146	—	(3,463)	(1,378)
Class C	11	1	(120)	(108)	136	9	—	(294)	(149)
Floating Rate Income:
Institutional Class	13,380	745	(7,575)	6,550	31,489	1,197	—	(14,439)	18,247
Class A	989	85	(2,581)	(1,507)	5,807	162	—	(2,308)	3,661
Class C	451	32	(933)	(450)	4,045	45	—	(465)	3,625
High Income:
Investor Class	3,057	1,628	(3,285)	1,400	6,896	2,244	—	(12,774)	(3,634)
Institutional Class	53,627	7,885	(62,562)	(1,050)	117,061	12,338	—	(170,592)	(41,193)
Class A	7,788	1,899	(6,770)	2,917	26,246	2,992	—	(41,545)	(12,307)
Class C	833	169	(670)	332	1,304	250	—	(2,964)	(1,410)
Class R3	288	48	(262)	74	792	56	—	(749)	99
Class R6(4)	28,343	3,350	(5,627)	26,066	57,516	1,362	—	(3,407)	55,471

	For the Six Months Ended April 30, 2014					For the Year Ended October 31, 2013
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions		Shares Redeemed	Total	Shares Sold		Shares Issued on Reinvestment of Dividends and Distributions		Shares Issued in Connection with Reorganization (Note F)	Shares Redeemed		Total
Municipal Intermediate Bond:
Investor Class	21	24		(181)	(136)	68		40		—	(208)		(100)
Institutional Class	699	186		(1,058)	(173)	2,649		282		—	(1,865)		1,066
Class A	160	5		(116)	49	293		7		—	(153)		147
Class C	10	1		(27)	(16)	76		1		—	(70)		7
New York Municipal Income:
Institutional Class	29	53		(154)	(72)	16	(2)	65	(2)	4,323 (2)	(420	)(2)	3,984	(2)
Builder Class	—	—		—	—	2	(1)	—	(1)	(2,025)	(10	)(1)	(2,033	)(3)
Premier Class	—	—		—	—	0	z(1)	—	(1)	(2,297)	—	(1)	(2,297	)(3)
Short Duration:
Investor Class	100	28		(282)	(154)	339		63		—	(1,123)		(721)
Trust Class	43	3		(98)	(52)	139		9		—	(353)		(205)
Institutional Class	772	17		(502)	287	1,533		42		—	(2,075)		(500)
Class A	295	3		(201)	97	827		4		—	(308)		523
Class C	87	0	[z]	(83)	4	288		1		—	(219)		70
Short Duration High Income:
Institutional Class	8,504	300		(1,082)	7,722	7,723		265		—	(383)		7,605
Class A	197	3		(11)	189	155		2		—	(48)		109
Class C	9	0	[z]	(1)	8	29		0	[z]	—	(10)		19
Strategic Income:
Trust Class	800	76		(646)	230	2,661		152		—	(1,173)		1,640
Institutional Class	15,279	1,033		(17,201)	(889)	48,230		2,275		—	(29,532)		20,973
Class A	4,401	392		(7,640)	(2,847)	21,565		1,272		—	(21,457)		1,380
Class C	711	157		(2,995)	(2,127)	6,480		486		—	(5,662)		1,304
Class R6	2,836	70		(7)	2,899	1,552		16		—	(5)		1,563	(4)
Unconstrained Bond:
Institutional Class(5)	2,002	11		—	2,013	—		—		—	—		—
Class A(5)	704	3		—	707	—		—		—	—		—
Class C(5)	100	0	[z]	—	100	—		—		—	—		—
Class R6(5)	700	4		—	704	—		—		—	—		—

(1)  For the period March 1, 2013 to March 8, 2013. Shares redeemed for Builder Class and Premier Class includes approximately 2,025,000 and 2,297,000 shares, respectively, which were converted to Institutional Class shares of New York Municipal Income on March 11, 2013 in connection with the reorganization (see Note F).

(2)  Approximately 4,323,000 Institutional Class shares were issued in connection with conversion of approximately 2,025,000 Builder Class shares and 2,297,000 Premier Class shares (See Note F).

(3)  Share activity for the year ended February 28, 2013 for the Predecessor Fund of New York Municipal Income was as follows:

	For the Year Ended February 28, 2013
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
New York Municipal Income:
Builder Class	73	33	(192)	(86)
Premier Class	123	35	(372)	(214)

(4)  Period from March 15, 2013 to October 31, 2013.

(5)  Period from February 13, 2014 (Commencement of Operations) to April 30, 2014.

Z  A zero balance, if any, reflects an actual amount rounding to less than 1,000.

Note E—Line of Credit:

At April 30, 2014, the Funds (other than Unconstrained Bond) were participants in a single committed, unsecured $300,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this line of credit at the higher of (a) the Federal Funds Rate plus 1.25% per annum or (b) the Overnight LIBOR Rate plus 1.25% per annum. A commitment fee of 0.10% per annum of the unused portion of the available line of credit is charged, of which each participating Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several mutual funds participate, there is no assurance that an individual Fund will have access to all or any part of the $300,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at April 30, 2014. During the period ended April 30, 2014, none of the Funds utilized this line of credit.

At April 30, 2014, the Funds (other than Unconstrained Bond) were participants in a single uncommitted, unsecured $100,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this line of credit at a variable rate per annum as determined and quoted by State Street at the time a Fund requests a loan. Because several mutual funds participate, there is no assurance that an individual Fund will have access to all or any part of the $100,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at April 30, 2014. During the period ended April 30, 2014, none of the Funds utilized this line of credit.

Note F—Reorganization of New York Municipal Income:

After the close of business on March 8, 2013, all the net assets and liabilities of the Predecessor Fund, a Massachusetts business trust, were reorganized into New York Municipal Income. The Predecessor Fund was registered as a non-diversified, open-end management investment company under the 1940 Act. The reorganization was performed pursuant to a plan of reorganization approved by the Predecessor Fund's shareholders on February 22, 2013.

The reorganization was accomplished by a tax-free exchange of 2,025,214 shares of the Institutional Class of New York Municipal Income (valued at $35,911,391) for 2,025,214 shares of the Builder Class of the Predecessor Fund and 2,297,401 shares of the Institutional Class of New York Municipal Income (valued at $40,737,640) for 2,297,171 shares of the Premier Class of the Predecessor Fund outstanding on March 8, 2013. The Predecessor Fund's aggregate net assets at that date ($76,649,031 including $13,966 of undistributed net realized loss and $3,523,309 of net unrealized appreciation) were combined with those of New York Municipal Income. The aggregate net assets of New York Municipal Income and the Predecessor Fund immediately after the reorganization were $76,649,031.

Note G—Investments in Affiliates(1):

	Balance of Shares Held October 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held April 30, 2014	Value April 30, 2014	Distributions from Investments in Affiliated Issuers(2)	Net Realized Gain (Loss) from Investments in Affiliated Issuers
Strategic Income:
Neuberger Berman Emerging Markets Debt Fund(3) Institutional Class	8,529,643	4,425,447	—	12,955,090	$129,761,954	$3,169,255	$—

(1)  Affiliated issuers, as defined in the 1940 Act.

(2)  Distributions received include distributions from net investment income and net realized capital gains, if any, from the underlying fund.

(3)  Effective June 2, 2014. Formerly, Neuberger Berman Emerging Markets Income Fund through June 1, 2014.

Other: At April 30, 2014, there were affiliated investors owning 2.9%, 0.9%, 0.4%, 0.06% and 99.8% of Core Bond's, Floating Rate Income's, High Income's, Short Duration High Income's and Unconstrained Bond's outstanding shares, respectively.

Note H—Change in Independent Auditors:

On March 5, 2013, PricewaterhouseCoopers LLP ("PricewaterhouseCoopers") was replaced as independent auditor of the Predecessor Fund, and Tait, Weller & Baker LLP ("Tait Weller") was selected as the Predecessor Fund's new independent auditor. The Predecessor Fund's selection of Tait Weller as its independent auditor was recommended and approved by the Predecessor Fund's audit committee and was ratified by the Predecessor Fund's Board of Trustees.

PricewaterhouseCoopers' reports on the Predecessor Fund's financial statements for the prior two fiscal years did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal years, and through the date of PricewaterhouseCoopers' replacement, there were no disagreements between the Predecessor Fund and PricewaterhouseCoopers on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years. Prior to March 5, 2013, Tait Weller was not contacted during the prior two fiscal years regarding the application of accounting principles to any particular financial matter.

Note I—Recent Accounting Pronouncement:

In June 2013, the Financial Accounting Standards Board ("FASB") issued "Accounting Standards Update 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure

Requirements" ("ASU 2013-08"). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013, ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the 1940 Act automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 on the Funds' financial statements, Management expects that the impact of the Funds' adoption will be limited to additional financial statement disclosures.

Note J—Unaudited Financial Information:

The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. Per share amounts that round to less than $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that round to less than 0.00% or (0.00%) per share are presented as 0.00% or (0.00%), respectively.
Net Asset amounts with a zero balance may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Core Bond Fund
Investor Class
4/30/2014 (Unaudited)	$10.35	$0.10	@	$0.09	$0.19	$(0.11)	$—	$—	$(0.11)
10/31/2013	$11.04	$0.16	@	$(0.39)	$(0.23)	$(0.16)	$(0.28)	$(0.02)	$(0.46)
10/31/2012	$10.79	$0.18	@	$0.52	$0.70	$(0.18)	$(0.27)	$—	$(0.45)
10/31/2011	$10.86	$0.23	@	$0.22	$0.45	$(0.25)	$(0.27)	$—	$(0.52)
10/31/2010	$10.19	$0.28	@	$0.72	$1.00	$(0.28)	$(0.05)	$—	$(0.33)
10/31/2009	$8.64	$0.40	@	$1.55	$1.95	$(0.40)	$(0.00)	$—	$(0.40)
Institutional Class
4/30/2014 (Unaudited)	$10.37	$0.12	@	$0.09	$0.21	$(0.13)	$—	$—	$(0.13)
10/31/2013	$11.06	$0.20	@	$(0.39)	$(0.19)	$(0.20)	$(0.28)	$(0.02)	$(0.50)
10/31/2012	$10.81	$0.22	@	$0.53	$0.75	$(0.23)	$(0.27)	$—	$(0.50)
10/31/2011	$10.88	$0.28	@	$0.22	$0.50	$(0.30)	$(0.27)	$—	$(0.57)
10/31/2010	$10.21	$0.32	@	$0.73	$1.05	$(0.33)	$(0.05)	$—	$(0.38)
10/31/2009	$8.65	$0.43	@	$1.57	$2.00	$(0.44)	$(0.00)	$—	$(0.44)
Class A
4/30/2014 (Unaudited)	$10.34	$0.10	@	$0.08	$0.18	$(0.11)	$—	$—	$(0.11)
10/31/2013	$11.02	$0.16	@	$(0.38)	$(0.22)	$(0.16)	$(0.28)	$(0.02)	$(0.46)
10/31/2012	$10.77	$0.17	@	$0.53	$0.70	$(0.18)	$(0.27)	$—	$(0.45)
10/31/2011	$10.85	$0.23	@	$0.21	$0.44	$(0.25)	$(0.27)	$—	$(0.52)
10/31/2010	$10.18	$0.28	@	$0.72	$1.00	$(0.28)	$(0.05)	$—	$(0.33)
10/31/2009	$8.64	$0.37	@	$1.57	$1.94	$(0.40)	$(0.00)	$—	$(0.40)
Class C
4/30/2014 (Unaudited)	$10.35	$0.06	@	$0.08	$0.14	$(0.07)	$—	$—	$(0.07)
10/31/2013	$11.03	$0.08	@	$(0.38)	$(0.30)	$(0.08)	$(0.28)	$(0.02)	$(0.38)
10/31/2012	$10.78	$0.09	@	$0.53	$0.62	$(0.10)	$(0.27)	$—	$(0.37)
10/31/2011	$10.86	$0.15	@	$0.21	$0.36	$(0.17)	$(0.27)	$—	$(0.44)
10/31/2010	$10.18	$0.19	@	$0.74	$0.93	$(0.20)	$(0.05)	$—	$(0.25)
10/31/2009	$8.64	$0.32	@	$1.55	$1.87	$(0.33)	$(0.00)	$—	$(0.33)

See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##	Ratio of Net Expenses to Average Net Assets‡	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate
Core Bond Fund
Investor Class
4/30/2014 (Unaudited)	$10.43	1.84	%**@@	$13.4	1.10%*	.85%*	1.99%*	173	%a**
10/31/2013	$10.35	(2.11)%		$13.5	1.10%	.85%	1.51%	346%[a]
10/31/2012	$11.04	6.74%		$16.3	1.08%	.85%	1.69%	360%[a]
10/31/2011	$10.79	4.41%		$15.7	1.12%	.85%	2.18%	379%[a]
10/31/2010	$10.86	10.03%		$18.6	1.19%	.85%	2.66%	340%[a]
10/31/2009	$10.19	23.10%		$25.0	1.40%	.86%	4.39%	450%[a]
Institutional Class
4/30/2014 (Unaudited)	$10.45	2.04	%**@@	$156.6	.62%*	.45%*	2.38%*	173	%a**
10/31/2013	$10.37	(1.71)%		$165.9	.61%	.45%	1.90%	346%[a]
10/31/2012	$11.06	7.16%		$218.9	.59%	.45%	2.08%	360%[a]
10/31/2011	$10.81	4.82%		$180.8	.62%	.45%	2.58%	379%[a]
10/31/2010	$10.88	10.45%		$120.3	.70%	.45%	3.02%	340%[a]
10/31/2009	$10.21	23.70%		$59.1	.94%	.45%	4.60%	450%[a]
Class A
4/30/2014 (Unaudited)	$10.41	1.74	%**@@	$30.8	1.02%*	.85%*	1.98%*	173	%a**
10/31/2013	$10.34	(2.03)%		$30.1	1.04%	.85%	1.49%	346%[a]
10/31/2012	$11.02	6.75%		$47.3	.99%	.85%	1.61%	360%[a]
10/31/2011	$10.77	4.32%		$26.3	1.01%	.85%	2.18%	379%[a]
10/31/2010	$10.85	10.04%		$23.4	1.09%	.85%	2.64%	340%[a]
10/31/2009	$10.18	22.96%		$18.5	1.36%	.85%	3.81%	450%[a]
Class C
4/30/2014 (Unaudited)	$10.42	1.37	%**@@	$3.9	1.77%*	1.60%*	1.23%*	173	%a**
10/31/2013	$10.35	(2.76)%		$5.0	1.75%	1.60%	.75%	346%[a]
10/31/2012	$11.03	5.95%		$7.0	1.74%	1.60%	.86%	360%[a]
10/31/2011	$10.78	3.54%		$4.4	1.77%	1.60%	1.43%	379%[a]
10/31/2010	$10.86	9.31%		$2.9	1.84%	1.60%	1.83%	340%[a]
10/31/2009	$10.18	22.04%		$0.8	2.68%	1.61%	3.39%	450%[a]

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Floating Rate Income Fund
Institutional Class
4/30/2014 (Unaudited)	$10.29	$0.19	@	$(0.05)	$0.14	$(0.19)	$—	$—	$(0.19)
10/31/2013	$10.22	$0.42	@	$0.08	$0.50	$(0.43)	$—	$—	$(0.43)
10/31/2012	$9.91	$0.53	@	$0.31	$0.84	$(0.53)	$—	$—	$(0.53)
10/31/2011	$10.17	$0.54	@	$(0.22)	$0.32	$(0.56)	$(0.02)	$—	$(0.58)
Period from 12/30/2009^ to 10/31/2010	$10.00	$0.44	@	$0.17	$0.61	$(0.44)	$—	$—	$(0.44)
Class A
4/30/2014 (Unaudited)	$10.29	$0.17	@	$(0.05)	$0.12	$(0.17)	$—	$—	$(0.17)
10/31/2013	$10.22	$0.38	@	$0.08	$0.46	$(0.39)	$—	$—	$(0.39)
10/31/2012	$9.91	$0.49	@	$0.32	$0.81	$(0.50)	$—	$—	$(0.50)
10/31/2011	$10.17	$0.50	@	$(0.22)	$0.28	$(0.52)	$(0.02)	$—	$(0.54)
Period from 12/29/2009^ to 10/31/2010	$10.00	$0.41	@	$0.16	$0.57	$(0.40)	$—	$—	$(0.40)
Class C
4/30/2014 (Unaudited)	$10.29	$0.14	@	$(0.06)	$0.08	$(0.13)	$—	$—	$(0.13)
10/31/2013	$10.22	$0.29	@	$0.09	$0.38	$(0.31)	$—	$—	$(0.31)
10/31/2012	$9.91	$0.41	@	$0.32	$0.73	$(0.42)	$—	$—	$(0.42)
10/31/2011	$10.17	$0.42	@	$(0.22)	$0.20	$(0.44)	$(0.02)	$—	$(0.46)
Period from 12/30/2009^ to 10/31/2010	$10.00	$0.35	@	$0.18	$0.53	$(0.36)	$—	$—	$(0.36)
High Income Bond Fund
Investor Class
4/30/2014 (Unaudited)	$9.63	$0.26	@	$0.10	$0.36	$(0.26)	$(0.24)	$—	$(0.50)
10/31/2013	$9.46	$0.55	@	$0.28	$0.83	$(0.55)	$(0.11)	$—	$(0.66)
10/31/2012	$9.06	$0.58	@	$0.48	$1.06	$(0.58)	$(0.08)	$—	$(0.66)
10/31/2011	$9.49	$0.65	@	$(0.36)	$0.29	$(0.65)	$(0.07)	$—	$(0.72)
10/31/2010	$8.66	$0.76	@	$0.87	$1.63	$(0.80)	$—	$—	$(0.80)
10/31/2009	$6.57	$0.74	@	$2.02	$2.76	$(0.67)	$—	$—	$(0.67)

See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##		Ratio of Net Expenses to Average Net Assets‡		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
Floating Rate Income Fund
Institutional Class
4/30/2014 (Unaudited)	$10.24	1.39	%**	$495.8	.78	%*	.70	%*	3.77	%*	34%**
10/31/2013	$10.29	4.96%		$430.7	.81%		.70%		4.06%		78%
10/31/2012	$10.22	8.73%		$241.5	.91%		.70%		5.26%		112%
10/31/2011	$9.91	3.16%		$181.5	.95%		.70%		5.39%		147%
Period from 12/30/2009^ to 10/31/2010	$10.17	6.24	%**	$70.5	1.87	%*Ø	.70	%*Ø	5.28	%*Ø	112%**
Class A
4/30/2014 (Unaudited)	$10.24	1.20	%**	$58.9	1.15	%*	1.07	%*	3.40	%*	34%**
10/31/2013	$10.29	4.57%		$74.7	1.18%		1.07%		3.66%		78%
10/31/2012	$10.22	8.33%		$36.8	1.29%		1.07%		4.87%		112%
10/31/2011	$9.91	2.77%		$22.7	1.34%		1.07%		5.00%		147%
Period from 12/29/2009^ to 10/31/2010	$10.17	5.85	%**	$12.9	2.21	%*Ø	1.07	%*Ø	4.87	%*Ø	112%**
Class C
4/30/2014 (Unaudited)	$10.24	.83	%**	$47.0	1.91	%*	1.82	%*	2.65	%*	34%**
10/31/2013	$10.29	3.78%		$51.8	1.93%		1.82%		2.85%		78%
10/31/2012	$10.22	7.51%		$14.4	2.05%		1.82%		4.10%		112%
10/31/2011	$9.91	1.98%		$7.8	2.06%		1.82%		4.22%		147%
Period from 12/30/2009^ to 10/31/2010	$10.17	5.39	%**	$0.7	3.39	%*Ø	1.82	%*Ø	4.23	%*Ø	112%**
High Income Bond Fund
Investor Class
4/30/2014 (Unaudited)	$9.49	3.83	%**@@	$320.2	.83	%*	.83	%*	5.49	%*	29%**
10/31/2013	$9.63	9.10%		$311.5	.84%		.84%		5.80%		80%
10/31/2012	$9.46	12.17%		$340.5	.84%		.84%		6.29%		82%
10/31/2011	$9.06	3.09%		$309.2	.86%		.86%		6.92%		88%
10/31/2010	$9.49	19.71%		$363.6	.96%		.96	%§	8.50%		144%
10/31/2009	$8.66	44.38%		$422.2	1.04%		1.00%		9.90%		167%

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Institutional Class
4/30/2014 (Unaudited)	$9.64	$0.26	@	$0.10	$0.36	$(0.26)	$(0.24)	$—	$(0.50)
10/31/2013	$9.48	$0.57	@	$0.27	$0.84	$(0.57)	$(0.11)	$—	$(0.68)
10/31/2012	$9.07	$0.59	@	$0.49	$1.08	$(0.59)	$(0.08)	$—	$(0.67)
10/31/2011	$9.50	$0.64	@	$(0.34)	$0.30	$(0.66)	$(0.07)	$—	$(0.73)
10/31/2010	$8.68	$0.77	@	$0.87	$1.64	$(0.82)	$—	$—	$(0.82)
Period from 5/27/2009^ to 10/31/2009	$7.51	$0.36	@	$1.14	$1.50	$(0.33)	$—	$—	$(0.33)
Class A
4/30/2014 (Unaudited)	$9.63	$0.25	@	$0.10	$0.35	$(0.25)	$(0.24)	$—	$(0.49)
10/31/2013	$9.46	$0.53	@	$0.28	$0.81	$(0.53)	$(0.11)	$—	$(0.64)
10/31/2012	$9.06	$0.55	@	$0.49	$1.04	$(0.56)	$(0.08)	$—	$(0.64)
10/31/2011	$9.49	$0.62	@	$(0.36)	$0.26	$(0.62)	$(0.07)	$—	$(0.69)
10/31/2010	$8.66	$0.70	@	$0.91	$1.61	$(0.78)	$—	$—	$(0.78)
Period from 5/27/2009^ to 10/31/2009	$7.51	$0.33	@	$1.13	$1.46	$(0.31)	$—	$—	$(0.31)
Class C
4/30/2014 (Unaudited)	$9.64	$0.21	@	$0.10	$0.31	$(0.21)	$(0.24)	$—	$(0.45)
10/31/2013	$9.48	$0.46	@	$0.27	$0.73	$(0.46)	$(0.11)	$—	$(0.57)
10/31/2012	$9.07	$0.48	@	$0.50	$0.98	$(0.49)	$(0.08)	$—	$(0.57)
10/31/2011	$9.50	$0.54	@	$(0.35)	$0.19	$(0.55)	$(0.07)	$—	$(0.62)
10/31/2010	$8.67	$0.64	@	$0.91	$1.55	$(0.72)	$—	$—	$(0.72)
Period from 5/27/2009^ to 10/31/2009	$7.51	$0.30	@	$1.14	$1.44	$(0.28)	$—	$—	$(0.28)
Class R3
4/30/2014 (Unaudited)	$9.63	$0.24	@	$0.10	$0.34	$(0.24)	$(0.24)	$—	$(0.48)
10/31/2013	$9.47	$0.50	@	$0.28	$0.78	$(0.51)	$(0.11)	$—	$(0.62)
10/31/2012	$9.06	$0.53	@	$0.49	$1.02	$(0.53)	$(0.08)	$—	$(0.61)
10/31/2011	$9.49	$0.59	@	$(0.35)	$0.24	$(0.60)	$(0.07)	$—	$(0.67)
10/31/2010	$8.67	$0.69	@	$0.89	$1.58	$(0.76)	$—	$—	$(0.76)
Period from 5/27/2009^ to 10/31/2009	$7.51	$0.33	@	$1.13	$1.46	$(0.30)	$—	$—	$(0.30)
See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##	Ratio of Net Expenses to Average Net Assets‡		Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate
Institutional Class
4/30/2014 (Unaudited)	$9.50	3.90	%**@@	$1,911.0	.69%*	.69	%*	5.62%*	29%**
10/31/2013	$9.64	9.14%		$1,949.6	.69%	.69%		5.94%	80%
10/31/2012	$9.48	12.44%		$2,306.1	.70%	.70%		6.42%	82%
10/31/2011	$9.07	3.23%		$1,514.7	.73%	.73	%§	6.93%	88%
10/31/2010	$9.50	19.81%		$266.2	.77%	.75%		8.55%	144%
Period from 5/27/2009^ to 10/31/2009	$8.68	20.23	%**	$86.6	.91%*	.75	%*	9.86%*	167%^^
Class A
4/30/2014 (Unaudited)	$9.49	3.70	%**@@	$417.5	1.08%*	1.08	%*	5.23%*	29%**
10/31/2013	$9.63	8.83%		$395.6	1.09%	1.09%		5.56%	80%
10/31/2012	$9.46	11.90%		$505.3	1.08%	1.08%		6.01%	82%
10/31/2011	$9.06	2.83%		$341.6	1.12%	1.12	%§	6.64%	88%
10/31/2010	$9.49	19.52%		$277.5	1.16%	1.12%		7.75%	144%
Period from 5/27/2009^ to 10/31/2009	$8.66	19.69	%**	$24.3	1.27%*	1.12	%*	9.19%*	167%^^
Class C
4/30/2014 (Unaudited)	$9.50	3.32	%**@@	$62.3	1.82%*	1.82	%*	4.49%*	29%**
10/31/2013	$9.64	7.91%		$60.0	1.83%	1.83%		4.82%	80%
10/31/2012	$9.48	11.15%		$72.3	1.85%	1.85	%§	5.25%	82%
10/31/2011	$9.07	2.06%		$46.9	1.87%	1.87%		5.82%	88%
10/31/2010	$9.50	18.60%		$25.5	1.93%	1.87%		7.05%	144%
Period from 5/27/2009^ to 10/31/2009	$8.67	19.43	%**	$2.6	2.02%*	1.87	%*	8.26%*	167%^^
Class R3
4/30/2014 (Unaudited)	$9.49	3.58	%**@@	$11.4	1.31%*	1.31	%*	5.01%*	29%**
10/31/2013	$9.63	8.46%		$10.9	1.32%	1.32%		5.30%	80%
10/31/2012	$9.47	11.72%		$9.7	1.35%	1.35	%§	5.73%	82%
10/31/2011	$9.06	2.58%		$3.0	1.37%	1.37	%§	6.32%	88%
10/31/2010	$9.49	19.08%		$0.5	1.72%	1.37%		7.60%	144%
Period from 5/27/2009^ to 10/31/2009	$8.67	19.76	%**	$0.1	5.53%*	1.37	%*	9.29%*	167%^^

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Class R6
4/30/2014 (Unaudited)	$9.64	$0.27	@	$0.10	$0.37	$(0.27)	$(0.24)	$—	$(0.51)
Period from 3/15/2013^ to 10/31/2013	$9.59	$0.36	@	$0.05	$0.41	$(0.36)	$—	$—	$(0.36)
Municipal Intermediate Bond Fund
Investor Class
4/30/2014 (Unaudited)	$11.58	$0.14	@	$0.22	$0.36	$(0.14)	$(0.07)	$—	$(0.21)
10/31/2013	$12.07	$0.26	@	$(0.41)	$(0.15)	$(0.26)	$(0.08)	$—	$(0.34)
10/31/2012	$11.58	$0.30	@	$0.56	$0.86	$(0.29)	$(0.08)	$—	$(0.37)
10/31/2011	$11.59	$0.35	@	$0.04	$0.39	$(0.35)	$(0.05)	$—	$(0.40)
10/31/2010	$11.22	$0.36	@	$0.37	$0.73	$(0.36)	$—	$—	$(0.36)
10/31/2009	$10.60	$0.35	@	$0.64	$0.99	$(0.37)	$—	$—	$(0.37)
Institutional Class
4/30/2014 (Unaudited)	$11.57	$0.15	@	$0.22	$0.37	$(0.15)	$(0.07)	$—	$(0.22)
10/31/2013	$12.06	$0.27	@	$(0.41)	$(0.14)	$(0.27)	$(0.08)	$—	$(0.35)
10/31/2012	$11.57	$0.30	@	$0.58	$0.88	$(0.31)	$(0.08)	$—	$(0.39)
10/31/2011	$11.59	$0.36	@	$0.04	$0.40	$(0.37)	$(0.05)	$—	$(0.42)
Period from 6/21/2010^ to 10/31/2010	$11.36	$0.14	@	$0.23	$0.37	$(0.14)	$—	$—	$(0.14)
Class A
4/30/2014 (Unaudited)	$11.57	$0.13	@	$0.21	$0.34	$(0.12)	$(0.07)	$—	$(0.19)
10/31/2013	$12.06	$0.23	@	$(0.41)	$(0.18)	$(0.23)	$(0.08)	$—	$(0.31)
10/31/2012	$11.58	$0.25	@	$0.57	$0.82	$(0.26)	$(0.08)	$—	$(0.34)
10/31/2011	$11.60	$0.33	@	$0.03	$0.36	$(0.33)	$(0.05)	$—	$(0.38)
Period from 6/21/2010^ to 10/31/2010	$11.36	$0.12	@	$0.24	$0.36	$(0.12)	$—	$—	$(0.12)
Class C
4/30/2014 (Unaudited)	$11.57	$0.08	@	$0.22	$0.30	$(0.08)	$(0.07)	$—	$(0.15)
10/31/2013	$12.06	$0.14	@	$(0.41)	$(0.27)	$(0.14)	$(0.08)	$—	$(0.22)
10/31/2012	$11.58	$0.17	@	$0.56	$0.73	$(0.17)	$(0.08)	$—	$(0.25)
10/31/2011	$11.59	$0.23	@	$0.05	$0.28	$(0.24)	$(0.05)	$—	$(0.29)
Period from 6/21/2010^ to 10/31/2010	$11.36	$0.09	@	$0.23	$0.32	$(0.09)	$—	$—	$(0.09)

See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##	Ratio of Net Expenses to Average Net Assets‡	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate
Class R6
4/30/2014 (Unaudited)	$9.50	3.94	%**@@	$774.8	.61%*	.61%*	5.71%*	29%**
Period from 3/15/2013^ to 10/31/2013	$9.64	4.34	%**	$535.0	.62%*	.62%*	5.95%*	80%^^
Municipal Intermediate Bond Fund
Investor Class
4/30/2014 (Unaudited)	$11.73	3.14	%**	$17.5	.83%*	.65%*	2.40%*	28%**
10/31/2013	$11.58	(1.30)%		$18.8	.83%	.65%	2.18%	57%
10/31/2012	$12.07	7.49%		$20.8	.88%	.65%	2.55%	54%
10/31/2011	$11.58	3.53%		$116.4	.98%	.65%	3.10%	79%
10/31/2010	$11.59	6.56%		$118.8	1.01%	.65%	3.12%	101%
10/31/2009	$11.22	9.42%		$92.3	1.12%	.65%	3.15%	146%
Institutional Class
4/30/2014 (Unaudited)	$11.72	3.22	%**	$131.6	.67%*	.50%*	2.55%*	28%**
10/31/2013	$11.57	(1.15)%		$132.0	.67%	.50%	2.34%	57%
10/31/2012	$12.06	7.65%		$124.7	.70%	.50%	2.53%	54%
10/31/2011	$11.57	3.60%		$6.8	.77%	.50%	3.19%	79%
Period from 6/21/2010^ to 10/31/2010	$11.59	3.25	%**	$0.1	26.10%*	.50%*	3.30%*	101%^^
Class A
4/30/2014 (Unaudited)	$11.72	3.03	%**	$5.6	1.05%*	.87%*	2.18%*	28%**
10/31/2013	$11.57	(1.52)%		$5.0	1.06%	.87%	1.96%	57%
10/31/2012	$12.06	7.16%		$3.4	1.15%	.87%	2.11%	54%
10/31/2011	$11.58	3.22%		$0.2	1.87%	.87%	2.91%	79%
Period from 6/21/2010^ to 10/31/2010	$11.60	3.20	%**	$0.2	23.88%*	.87%*	3.00%*	101%^^
Class C
4/30/2014 (Unaudited)	$11.72	2.65	%**	$1.4	1.85%*	1.62%*	1.43%*	28%**
10/31/2013	$11.57	(2.25)%		$1.5	1.86%	1.62%	1.21%	57%
10/31/2012	$12.06	6.37%		$1.5	1.95%	1.62%	1.44%	54%
10/31/2011	$11.58	2.54%		$0.6	2.39%	1.62%	1.99%	79%
Period from 6/21/2010^ to 10/31/2010	$11.59	2.83	%**	$0.1	22.28%*	1.62%*	2.14%*	101%^^

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
New York Municipal Income Fund
Institutional ClassØØ
4/30/2014 (Unaudited)	$17.14	$0.22	@	$0.28	$0.50	$(0.22)	$(0.03)	$—	$(0.25)
Period from 3/1/2013ß to 10/31/2013	$17.80	$0.31	@	$(0.66)	$(0.35)	$(0.31)	$—	$—	$(0.31)
2/28/2013	$17.75	$0.31		$0.05	$0.36	$(0.31)	$—	$—	$(0.31)
2/29/2012	$17.40	$0.35		$0.35	$0.70	$(0.35)	$—	$—	$(0.35)
2/28/2011	$17.60	$0.37		$(0.17)	$0.20	$(0.37)	$(0.03)	$—	$(0.40)
2/28/2010	$17.34	$0.40		$0.28	$0.68	$(0.40)	$(0.02)	$—	$(0.42)
2/28/2009	$16.97	$0.47		$0.37	$0.84	$(0.47)	$—	$—	$(0.47)
Short Duration Bond Fund
Investor Class
4/30/2014 (Unaudited)	$7.98	$0.04	@	$(0.01)	$0.03	$(0.06)	$—	$—	$(0.06)
10/31/2013	$8.02	$0.05	@	$0.03	$0.08	$(0.12)	$—	$—	$(0.12)
10/31/2012	$7.88	$0.12	@	$0.20	$0.32	$(0.18)	$—	$—	$(0.18)
10/31/2011	$8.09	$0.15	@	$(0.13)	$0.02	$(0.23)	$—	$—	$(0.23)
10/31/2010	$7.83	$0.17	@	$0.38	$0.55	$(0.29)	$—	$—	$(0.29)
10/31/2009	$7.91	$0.35	@	$(0.05)	$0.30	$(0.38)	$—	$—	$(0.38)
Trust Class
4/30/2014 (Unaudited)	$7.60	$0.03	@	$(0.00)	$0.03	$(0.05)	$—	$—	$(0.05)
10/31/2013	$7.65	$0.04	@	$0.02	$0.06	$(0.11)	$—	$—	$(0.11)
10/31/2012	$7.51	$0.11	@	$0.19	$0.30	$(0.16)	$—	$—	$(0.16)
10/31/2011	$7.71	$0.14	@	$(0.13)	$0.01	$(0.21)	$—	$—	$(0.21)
10/31/2010	$7.46	$0.16	@	$0.35	$0.51	$(0.26)	$—	$—	$(0.26)
10/31/2009	$7.54	$0.33	@	$(0.06)	$0.27	$(0.35)	$—	$—	$(0.35)
Institutional Class
4/30/2014 (Unaudited)	$7.97	$0.05	@	$(0.00)	$0.05	$(0.07)	$—	$—	$(0.07)
10/31/2013	$8.02	$0.07	@	$0.02	$0.09	$(0.14)	$—	$—	$(0.14)
10/31/2012	$7.88	$0.13	@	$0.20	$0.33	$(0.19)	$—	$—	$(0.19)
10/31/2011	$8.09	$0.17	@	$(0.14)	$0.03	$(0.24)	$—	$—	$(0.24)
Period from 6/21/2010^ to 10/31/2010	$7.97	$0.06	@	$0.16	$0.22	$(0.10)	$—	$—	$(0.10)

See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##	Ratio of Net Expenses to Average Net Assets‡	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate
New York Municipal Income Fund
Institutional ClassØØ
4/30/2014 (Unaudited)	$17.39	2.98	%**	$68.0	.85%*	.85%*	2.60%*	32%**
Period from 3/1/2013ß to 10/31/2013	$17.14	(1.98	)%**	$68.3	.86%*	.86%*	2.64%*	52%**
2/28/2013	$17.80	2.01%		$36.2	1.06%	1.06%	1.71%	28%
2/29/2012	$17.75	4.05%		$37.6	1.07%	1.07%	1.99%	19%
2/28/2011	$17.40	1.08%		$38.2	1.16%	1.16%	2.07%	25%
2/28/2010	$17.60	3.97%		$40.0	1.41%	1.41%	2.28%	18%
2/28/2009	$17.34	5.01%		$40.3	1.31%	1.31%	2.74%	75%
Short Duration Bond Fund
Investor Class
4/30/2014 (Unaudited)	$7.95	.35	%**@@	$31.5	1.17%*	.70%*	1.01%*	39%**
10/31/2013	$7.98	1.03%		$32.8	1.19%	.70%	.67%	86%
10/31/2012	$8.02	4.09%		$38.8	1.17%	.70%	1.50%	74%
10/31/2011	$7.88	.20%		$44.1	1.25%	.71%	1.93%	84%
10/31/2010	$8.09	7.08%		$56.1	1.27%	.70%	2.19%	69%
10/31/2009	$7.83	4.18%		$52.6	1.18%	.70%	4.73%	48%
Trust Class
4/30/2014 (Unaudited)	$7.58	.42	%**@@	$3.6	1.34%*	.80%*	.91%*	39%**
10/31/2013	$7.60	.77%		$4.0	1.35%	.80%	.57%	86%
10/31/2012	$7.65	4.08%		$5.6	1.34%	.80%	1.40%	74%
10/31/2011	$7.51	.10%		$6.4	1.41%	.80%	1.83%	84%
10/31/2010	$7.71	7.01%		$9.4	1.48%	.80%	2.09%	69%
10/31/2009	$7.46	4.02%		$8.1	1.58%	.80%	4.62%	48%
Institutional Class
4/30/2014 (Unaudited)	$7.95	.58	%**@@	$20.3	.98%*	.50%*	1.21%*	39%**
10/31/2013	$7.97	1.11%		$18.1	.98%	.50%	.87%	86%
10/31/2012	$8.02	4.30%		$22.2	.98%	.51%	1.65%	74%
10/31/2011	$7.88	.40%		$17.9	1.03%	.51%	2.09%	84%
Period from 6/21/2010^ to 10/31/2010	$8.09	2.73	%**	$0.0	33.53%*	.50%*	2.16%*	69%^^

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Class A
4/30/2014 (Unaudited)	$7.60	$0.03	@	$(0.00)	$0.03	$(0.05)	$—	$—	$(0.05)
10/31/2013	$7.64	$0.04	@	$0.02	$0.06	$(0.10)	$—	$—	$(0.10)
10/31/2012	$7.51	$0.08	@	$0.21	$0.29	$(0.16)	$—	$—	$(0.16)
10/31/2011	$7.72	$0.13	@	$(0.14)	$(0.01)	$(0.20)	$—	$—	$(0.20)
Period from 6/21/2010^ to 10/31/2010	$7.60	$0.05	@	$0.15	$0.20	$(0.08)	$—	$—	$(0.08)
Class C
4/30/2014 (Unaudited)	$7.61	$0.00	@	$(0.01)	$(0.01)	$(0.02)	$—	$—	$(0.02)
10/31/2013	$7.65	$(0.02	)@	$0.03	$0.01	$(0.05)	$—	$—	$(0.05)
10/31/2012	$7.51	$0.04	@	$0.20	$0.24	$(0.10)	$—	$—	$(0.10)
10/31/2011	$7.72	$0.07	@	$(0.13)	$(0.06)	$(0.15)	$—	$—	$(0.15)
Period from 6/21/2010^ to 10/31/2010	$7.60	$0.03	@	$0.15	$0.18	$(0.06)	$—	$—	$(0.06)
Short Duration High Income Fund
Institutional Class
4/30/2014 (Unaudited)	$10.18	$0.21	@	$0.06	$0.27	$(0.21)	$(0.01)	$—	$(0.22)
10/31/2013	$10.01	$0.42	@	$0.22	$0.64	$(0.44)	$(0.03)	$—	$(0.47)
Period from 9/28/2012^ to 10/31/2012	$10.00	$0.03	@	$0.01	$0.04	$(0.03)	$—	$—	$(0.03)
Class A
4/30/2014 (Unaudited)	$10.19	$0.19	@	$0.06	$0.25	$(0.19)	$(0.01)	$—	$(0.20)
10/31/2013	$10.01	$0.37	@	$0.24	$0.61	$(0.40)	$(0.03)	$—	$(0.43)
Period from 9/28/2012^ to 10/31/2012	$10.00	$0.03	@	$0.01	$0.04	$(0.03)	$—	$—	$(0.03)
Class C
4/30/2014 (Unaudited)	$10.19	$0.15	@	$0.06	$0.21	$(0.15)	$(0.01)	$—	$(0.16)
10/31/2013	$10.01	$0.30	@	$0.24	$0.54	$(0.33)	$(0.03)	$—	$(0.36)
Period from 9/28/2012^ to 10/31/2012	$10.00	$0.02	@	$0.01	$0.03	$(0.02)	$—	$—	$(0.02)

See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##		Ratio of Net Expenses to Average Net Assets‡		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
Class A
4/30/2014 (Unaudited)	$7.58	.38	%**@@	$7.0	1.35	%*	.87	%*	.84	%*	39	%**
10/31/2013	$7.60	.83%		$6.3	1.37%		.87%		.50%		86%
10/31/2012	$7.64	3.87%		$2.3	1.41%		.88%		1.07%		74%
10/31/2011	$7.51	(.10)%		$0.2	1.50%		.87%		1.75%		84%
Period from 6/21/2010^ to 10/31/2010	$7.72	2.67	%**	$0.1	26.42	%*	.87	%*	1.83	%*	69	%^^
Class C
4/30/2014 (Unaudited)	$7.58	(.12	)%**@@	$2.2	2.11	%*	1.62	%*	.09	%*	39	%**
10/31/2013	$7.61	.08%		$2.2	2.13%		1.62%		(.24)%		86%
10/31/2012	$7.65	3.23%		$1.7	2.12%		1.63%		.51%		74%
10/31/2011	$7.51	(.84)%		$1.0	2.17%		1.62%		.97%		84%
Period from 6/21/2010^ to 10/31/2010	$7.72	2.39	%**	$0.0	34.63	%*	1.62	%*	1.04	%*	69	%^^
Short Duration High Income Fund
Institutional Class
4/30/2014 (Unaudited)	$10.23	2.64	%**	$182.4	.87	%*	.75	%*	4.08	%*	24	%**
10/31/2013	$10.18	6.51%		$102.9	1.18%		.75%		4.16%		53%
Period from 9/28/2012^ to 10/31/2012	$10.01	.38	%**	$25.0	4.24	%*Ø	.71	%*Ø	3.24	%*Ø	35	%**
Class A
4/30/2014 (Unaudited)	$10.24	2.45	%**	$3.1	1.27	%*	1.12	%*	3.73	%*	24	%**
10/31/2013	$10.19	6.21%		$1.2	1.74%		1.12%		3.73%		53%
Period from 9/28/2012^ to 10/31/2012	$10.01	.36	%**	$0.1	4.79	%*Ø	1.02	%*Ø	3.18	%*Ø	35	%**
Class C
4/30/2014 (Unaudited)	$10.24	2.07	%**	$0.3	2.05	%*	1.87	%*	2.96	%*	24	%**
10/31/2013	$10.19	5.43%		$0.2	3.80%		1.87%		3.03%		53%
Period from 9/28/2012^ to 10/31/2012	$10.01	.30	%**	$0.0	5.89	%*Ø	1.60	%*Ø	2.13	%*Ø	35	%**

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Strategic Income Fund
Trust Class
4/30/2014 (Unaudited)	$11.18	$0.20	@	$0.16	$0.36	$(0.21)	$—	$—	$(0.21)
10/31/2013	$11.67	$0.36	@	$(0.23)	$0.13	$(0.39)	$(0.23)	$—	$(0.62)
10/31/2012	$10.98	$0.37	@	$0.85	$1.22	$(0.41)	$(0.12)	$—	$(0.53)
10/31/2011	$11.23	$0.42	@	$(0.04)	$0.38	$(0.44)	$(0.19)	$—	$(0.63)
10/31/2010	$10.58	$0.49	@	$0.81	$1.30	$(0.52)	$(0.13)	$—	$(0.65)
10/31/2009	$8.77	$0.43	@	$1.78	$2.21	$(0.40)	$—	$—	$(0.40)
Institutional Class
4/30/2014 (Unaudited)	$11.19	$0.22	@	$0.15	$0.37	$(0.23)	$—	$—	$(0.23)
10/31/2013	$11.67	$0.40	@	$(0.22)	$0.18	$(0.43)	$(0.23)	$—	$(0.66)
10/31/2012	$10.98	$0.41	@	$0.85	$1.26	$(0.45)	$(0.12)	$—	$(0.57)
10/31/2011	$11.23	$0.46	@	$(0.04)	$0.42	$(0.48)	$(0.19)	$—	$(0.67)
10/31/2010	$10.58	$0.53	@	$0.81	$1.34	$(0.56)	$(0.13)	$—	$(0.69)
10/31/2009	$8.78	$0.45	@	$1.79	$2.24	$(0.44)	$—	$—	$(0.44)
Class A
4/30/2014 (Unaudited)	$11.19	$0.20	@	$0.16	$0.36	$(0.21)	$—	$—	$(0.21)
10/31/2013	$11.68	$0.36	@	$(0.24)	$0.12	$(0.38)	$(0.23)	$—	$(0.61)
10/31/2012	$10.99	$0.36	@	$0.86	$1.22	$(0.41)	$(0.12)	$—	$(0.53)
10/31/2011	$11.24	$0.42	@	$(0.04)	$0.38	$(0.44)	$(0.19)	$—	$(0.63)
10/31/2010	$10.59	$0.48	@	$0.81	$1.29	$(0.51)	$(0.13)	$—	$(0.64)
10/31/2009	$8.78	$0.43	@	$1.77	$2.20	$(0.39)	$—	$—	$(0.39)
Class C
4/30/2014 (Unaudited)	$11.19	$0.16	@	$0.15	$0.31	$(0.17)	$—	$—	$(0.17)
10/31/2013	$11.67	$0.28	@	$(0.23)	$0.05	$(0.30)	$(0.23)	$—	$(0.53)
10/31/2012	$10.98	$0.28	@	$0.86	$1.14	$(0.33)	$(0.12)	$—	$(0.45)
10/31/2011	$11.23	$0.34	@	$(0.04)	$0.30	$(0.36)	$(0.19)	$—	$(0.55)
10/31/2010	$10.58	$0.41	@	$0.81	$1.22	$(0.44)	$(0.13)	$—	$(0.57)
10/31/2009	$8.78	$0.36	@	$1.76	$2.12	$(0.32)	$—	$—	$(0.32)
Class R6
4/30/2014 (Unaudited)	$11.18	$0.23	@	$0.16	$0.39	$(0.24)	$—	$—	$(0.24)
Period from 3/15/2013^ to 10/31/2013	$11.44	$0.26	@	$(0.25)	$0.01	$(0.27)	$—	$—	$(0.27)

See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##	Ratio of Net Expenses to Average Net Assets‡	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate
Strategic Income Fund
Trust Class
4/30/2014 (Unaudited)	$11.33	3.30	%**@@	$47.0	1.16%*	1.05%*	3.68%*	197	%a**
10/31/2013	$11.18	1.07%		$43.8	1.18%	1.10%	3.22%	384%[a]
10/31/2012	$11.67	11.46%		$26.6	1.20%	1.10%	3.28%	329%[a]
10/31/2011	$10.98	3.60%		$19.4	1.26%	1.10%	3.86%	265%[a]
10/31/2010	$11.23	12.78%		$16.3	1.36%	1.10%	4.56%	238%[a]
10/31/2009	$10.58	25.66%		$6.7	3.00%	1.10%	4.32%	322%[a]
Institutional Class
4/30/2014 (Unaudited)	$11.33	3.38	%**@@	$738.7	.81%*	.70%*	4.03%*	197	%a**
10/31/2013	$11.19	1.52%		$739.1	.81%	.75%	3.57%	384%[a]
10/31/2012	$11.67	11.85%		$526.3	.84%	.75%	3.61%	329%[a]
10/31/2011	$10.98	3.96%		$210.8	.90%	.75%	4.20%	265%[a]
10/31/2010	$11.23	13.17%		$118.8	.96%	.75%	4.88%	238%[a]
10/31/2009	$10.58	25.97%		$18.7	2.47%	.75%	4.59%	322%[a]
Class A
4/30/2014 (Unaudited)	$11.34	3.27	%**@@	$283.6	1.20%*	1.10%*	3.63%*	197	%a**
10/31/2013	$11.19	1.02%		$311.8	1.21%	1.15%	3.14%	384%[a]
10/31/2012	$11.68	11.39%		$309.1	1.24%	1.15%	3.22%	329%[a]
10/31/2011	$10.99	3.55%		$196.0	1.31%	1.15%	3.79%	265%[a]
10/31/2010	$11.24	12.72%		$142.9	1.37%	1.15%	4.44%	238%[a]
10/31/2009	$10.59	25.51%		$68.2	1.93%	1.15%	4.25%	322%[a]
Class C
4/30/2014 (Unaudited)	$11.33	2.82	%**@@	$170.1	1.94%*	1.80%*	2.93%*	197	%a**
10/31/2013	$11.19	.40%		$191.7	1.94%	1.85%	2.45%	384%[a]
10/31/2012	$11.67	10.62%		$184.8	1.97%	1.85%	2.52%	329%[a]
10/31/2011	$10.98	2.83%		$120.9	2.03%	1.85%	3.09%	265%[a]
10/31/2010	$11.23	11.93%		$93.3	2.10%	1.85%	3.75%	238%[a]
10/31/2009	$10.58	24.47%		$36.2	2.55%	1.85%	3.53%	322%[a]
Class R6
4/30/2014 (Unaudited)	$11.33	3.51	%**@@	$50.5	.74%*	.63%*	4.12%*	197	%a**
Period from 3/15/2013^ to 10/31/2013	$11.18	.09	%**	$17.5	.77%*	.68%*	3.70%*	384	%^^a

Financial Highlights (cont'd)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Gains or Losses on Securities (both realized and unrealized)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital	Total Distributions
Unconstrained Bond Fund
Institutional Class
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.00	$0.06	@	$0.03	$0.09	$(0.05)	$—	$—	$(0.05)
Class A
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.00	$0.05	@	$0.04	$0.09	$(0.05)	$—	$—	$(0.05)
Class C
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.00	$0.03	@	$0.04	$0.07	$(0.03)	$—	$—	$(0.03)
Class R6
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.00	$0.06	@	$0.03	$0.09	$(0.05)	$—	$—	$(0.05)
See Notes to Financial Highlights

	Net Asset Value, End of Period	Total Return††		Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets##		Ratio of Net Expenses to Average Net Assets‡		Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate
Unconstrained Bond Fund
Institutional Class
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.04	.94	%**	$20.2	2.04	%Ø*	.80	%Ø*	2.64	%Ø*	55	%**
Class A
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.04	.86	%**	$7.1	2.45	%Ø*	1.14	%Ø*	2.30	%Ø*	55	%**
Class C
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.04	.72	%**	$1.0	3.57	%Ø*	1.83	%Ø*	1.61	%Ø*	55	%**
Class R6
Period from 2/13/2014^ to 4/30/2014 (Unaudited)	$10.04	.95	%**	$7.1	1.99	%Ø*	.73	%Ø*	2.71	%Ø*	55	%**

Notes to Financial Highlights Income Funds (Unaudited)

††  Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

@@  The class action proceeds listed in Note A-4 of the Notes to Financial Statements had no impact on total return.

##  Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.

‡  Prior to January 1, 2013, each Fund had an expense offset arrangement in connection with its custodian contract. The impact of expense reductions related to expense offset arrangements, if any, was less than .01%.

§  After repayment of expenses previously reimbursed and/or fees previously waived by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2014	2013	2012	2011	2010
High Income Bond Fund Investor Class	—	—	—	—	.93%
High Income Bond Fund Institutional Class	—	—	—	.72%	—
High Income Bond Fund Class A	—	—	—	1.11%	—
High Income Bond Fund Class C	—	—	1.84%	—	—
High Income Bond Fund Class R3	—	—	1.33%	1.36%	—

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

@  Calculated based on the average number of shares outstanding during each fiscal period.

^^  Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2009 for High Income (Institutional Class, Class A, Class C and Class R3), for the year ended October 31, 2010 for Municipal Intermediate Bond and Short Duration (Institutional Class, Class A and Class C), and for the year ended October 31, 2013 for High Income and Strategic Income (Class R6).

a  The portfolio turnover rates not including mortgage dollar roll transactions were 81%, 139%, 162%, 115%, 112% and 238%, respectively, for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012, 2011, 2010 and 2009 for Core Bond and 72%, 161%, 157%, 122%, 152% and 182%, respectively, for the six months ended April 30, 2014 and for the years ended October 31, 2013, 2012, 2011, 2010 and 2009 for Strategic Income.

ø  Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.

øø  Effective after the close of business on March 8, 2013, Management succeeded Glickenhaus & Co. as the Fund's investment manager. The financial highlights for the period ended October 31, 2013 include the income and expenses attributable to the Empire Builder Tax Free Bond Fund prior to March 11, 2013, and the income and expenses of New York Municipal Income, thereafter.

ß  New York Municipal Income's fiscal year end changed from February 28 to October 31.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264

Sub-Adviser

Neuberger Berman Fixed Income LLC
190 South LaSalle Street
Chicago, IL 60603

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

For Investor Class Shareholders Address correspondence to:

Neuberger Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
800.877.9700 or 212.476.8800

For Class A, Class C, Class R3 and Class R6 Shareholders:

Please contact your investment provider

For Trust Class and Institutional Class Shareholders Address correspondence to:

Neuberger Berman Management LLC

605 Third Avenue, Mail Drop 2-7

New York, NY 10158-0180

Attn: Intermediary Client Services 800.366.6264

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the Securities and Exchange Commission's website, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the Securities and Exchange Commission's website at www.sec.gov, and on Management's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 800-877-9700 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on October 22-23, 2013, the Board of Trustees ("Board") of Neuberger Berman Income Funds ("Trust"), including the Trustees who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or the Trust ("Independent Fund Trustees"), approved the management agreement with Management (the "Management Agreement") and the sub-advisory agreement between Management and Neuberger Berman Fixed Income LLC ("NBFI") (the "Sub-Advisory Agreement" and collectively with the Management Agreement, the "Agreements") for Neuberger Berman Unconstrained Bond Fund (the "Fund").

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed extensive materials provided by Management, and met with senior representatives of Management regarding their personnel, operations and financial conditions as they relate to the Fund.

To assist the Board in its deliberations regarding the contract review, the Board has established a Contract Review Committee comprised of Independent Fund Trustees, as well as other committees that focus on specific areas relevant to the contract review.

The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management. The Independent Trustees receive from independent counsel a memorandum, at least annually, discussing the legal standards for their consideration of the Agreements. During the course of their deliberations regarding the contract review, the Independent Fund Trustees met with such counsel separately from representatives of Management and NBFI.

In connection with its approval of the Agreements, the Board evaluated the terms of the Agreements, the overall fairness of the Agreements to the Fund and whether the Agreements were in the best interests of the Fund and its shareholders. The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and quality of the services to be provided by Management and NBFI; (2) the expected costs of the services to be provided; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of investors in the Fund. While each Trustee may have attributed different weights to the various factors, the Board's determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board, and the Board members did not identify any particular information or factor that was all-important or controlling. The Board focused on the overall costs and benefits of the Agreements relating to the Fund and, through the Fund, its shareholders.

With respect to the nature, extent and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of Management and NBFI and the qualifications, experience and capabilities of and the resources available to the portfolio management personnel of Management and NBFI who would perform services for the Fund. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance oversight. The Board also considered, to the extent applicable to an income fund, Management's and NBFI's policies and practices regarding brokerage and allocation of portfolio transactions. The Board also considered that Management's responsibilities include daily management of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Fund, and considered information regarding Management's process for managing risk. In addition, the Board considered the scope and depth of the compliance programs of Management and NBFI. The Board also considered the manner in which Management addressed various non-routine matters that have arisen from time to time, some of them a result of developments in the broader fund industry or the regulations governing it.

The Board also noted the performance, over various periods, of other accounts that were managed by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund.

With respect to the overall fairness of the Agreements, the Board considered the fee structure proposed for the Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management and NBFI or their affiliates from their relationship with the Fund. The Board reviewed a comparison of the Fund's proposed management fee and overall expense ratio to a peer group of broadly comparable funds. The Board noted that the comparative management fee analysis includes, in the Fund's management fee, the separate administrative fee proposed to be paid to Management, but it was not clear whether this was the case for all funds in the peer group. The Board considered the mean and median of the management fees and overall expense ratios of the peer group. Where the Fund's proposed management fee was higher than the peer group mean and/or median for some classes, the Board considered whether specific portfolio management or administration needs contributed to the management fee. In addition, the Board considered the proposed contractual limit on expenses of each class of the Fund. The Board also considered whether there were other accounts that were managed by Management or its affiliates with investment objectives, policies and strategies that were similar to those of the Fund. The Board compared the fees proposed to be charged to the Fund to the fees charged to any such accounts. The Board considered the appropriateness and reasonableness of any differences between the fees proposed to be charged to the Fund and any such accounts and determined that any differences in fees and fee structures were consistent with the management and other services provided. Noting that the management fee being proposed was a flat fee, the Board considered that the fee structures for similar funds also did not include breakpoints. The Board also considered whether it would be appropriate to evaluate any anticipated economies of scale in relation to the services Management would provide to the Fund, noting that it may be too soon to anticipate the economies at the start-up phase of a fund. The Board concluded that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable to the Fund and that approval of the Agreements is in the best interests of the Fund and its shareholders. In reaching this determination, the Board considered that Management and NBFI could be expected to provide a high level of service to the Fund; that the Fund's proposed fee structure appeared to the Board to be reasonable given the nature, extent and quality of services expected to be provided; and that the benefits expected to accrue to Management and its affiliates by virtue of their relationship to the Fund were reasonable in light of the costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.

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Investment manager: Neuberger Berman Management LLC

Sub-adviser: Neuberger Berman Fixed Income LLC

Neuberger Berman Management LLC
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
Web site: www.nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

H0314 06/14

Item 2. Code of Ethics.
The Board of Trustees ("Board") of Neuberger Berman Income Funds ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics").  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Equity Funds' Form N-CSR, Investment Company Act file number 811-00582 (filed May 6, 2013).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are George W. Morriss and Candace L. Straight. Mr. Morriss and Ms. Straight are independent trustees as defined by Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Only required in the annual report.
Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.
Item 6. Schedule of Investments.
The complete schedule of investments for each series is disclosed in the Registrant's Semi-Annual Report, which is included as Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10.  Submission of Matters to a Vote of Security Holders.
There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Equity Funds' Form N-CSR, Investment Company Act file number 811-00582 (filed May 6, 2013).
(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are filed herewith.
(a)(3)	Not applicable to the Registrant.
(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.
The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
NEUBERGER BERMAN INCOME FUNDS
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: July 2, 2014

By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 2, 2014